    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 15, 1998



                                                      REGISTRATION NO. 333-58979

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A
                             ---------------------
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               Pre-Effective Amendment No. 1

               Post-Effective Amendment No.
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT
                                  COMPANY ACT OF 1940

                 Amendment No. 1

                        (CHECK APPROPRIATE BOX OR BOXES)

                             ---------------------
                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               2929 ALLEN PARKWAY
                              HOUSTON, TEXAS 77019

                                 (713) 526-5251
   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE, AND TELEPHONE
                          NUMBER, INCLUDING AREA CODE)

                             ---------------------
                              NORI L. GABERT, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                      P.O. BOX 3206, HOUSTON, TEXAS 77253
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------
                              JOHN A. DUDLEY, ESQ.
                           SULLIVAN & WORCESTER, LLP
                         1025 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036

             It is proposed that this filing will become effective (check appropriate box):

                             ---------------------

 ___  immediately upon filing pursuant to paragraph (b)      ___  on (date) pursuant to paragraph (a)(1)

 ___  on (date) pursuant to paragraph (b)                    ___  75 days after filing pursuant to paragraph (a)(2)

 ___  60 days after filing pursuant to paragraph (a)(1)      ___  on (date) pursuant to paragraph (a)(2) of Rule 485

      Title of Securities Being Registered: Shares of Beneficial Interest

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date at the Commission, acting pursuant to said Section 8(a) may determine.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                             ---------------------

                                   FORM N-1A
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(a))


Note: The Registrant offers 23 investment portfolios, 23 of which offer Class A Shares and Class B Shares. Eighteen of the portfolios are comprised of four classes of shares -- Class A, Class B, Institutional Class I and Institutional Class II. The Class A and Class B shares are offered pursuant to one separate Prospectus and the Institutional Class I and Institutional Class II shares are each offered pursuant to a separate Prospectus. Each of the classes is offered through a combined Statement of Additional Information.



   1.  Class A and Class B Shares


PART A


                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
   1.  Cover Page........................................  Cover Page
   2.  Synopsis..........................................  Fee Table
   3.  Condensed Financial Information...................  Inapplicable
   4.  General Description of Registrant.................  Welcome, About the Series Company, About the
                                                           Funds, Types of Investments
   5.  Management of the Fund............................  About the Funds Management
   6.  Capital Stock and Other Securities................  About the Series Company
   7.  Purchase of Securities Being Offered..............  Purchasing and Selling Fund Shares
   8.  Redemption and Repurchase.........................  Purchasing and Selling Fund Shares
   9.  Pending Legal Proceedings.........................  Inapplicable


PART B


                        ITEM NO.                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
                        --------                             -------------------------------------------
  10.  Cover Page........................................  Cover Page
  11.  Table of Contents.................................  Table of Contents
  12.  General Information and History...................  General Information and History
  13.  Investment Objectives and Policies................  Fundamental Investment Restrictions; Investment
                                                           Practices
  14.  Management of the Registrant......................  Trustees and Officers; Investment Adviser;
                                                           Investment Sub-Advisers
  15.  Control Persons and Principal Holders of
       Securities........................................  Other Information
  16.  Investment Advisory and Other Services............  Investment Adviser; Investment Sub-Advisers;
                                                           Other Information
  17.  Brokerage Allocation..............................  Portfolio Transactions and Brokerage
  18.  Capital Stock and Other Securities................  Other Information
  19.  Purchase, Redemption and Pricing of Securities
       Being Offered.....................................  Purchasing and Selling Fund Shares
  20.  Tax Status........................................  Taxation
  21.  Underwriters......................................  Purchasing and Selling Fund Shares
  22.  Calculation of Performance Data...................  Calculation of Yield for the Money Market Fund
                                                           and the Municipal Money Market Fund
  23.  Financial Statements..............................  Financial Statements


PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered in Part C of the Registration Statement.

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                             ---------------------

                                   FORM N-1A
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(a))


Note: The Registrant offers 23 investment portfolios, 18 of which offer Institutional Class I Shares. Eighteen portfolios are comprised of four classes of shares -- Class A, Class B, Institutional Class I and Institutional Class II. The Class A and Class B shares are offered pursuant to one separate Prospectus and the Institutional Class I and Institutional Class II shares are each offered pursuant to a separate Prospectus. Each of the classes is offered through a combined Statement of Additional Information.


   2.  Institutional Class I Shares

PART A

                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
   1.  Cover Page........................................  Cover Page
   2.  Synopsis..........................................  Inapplicable
   3.  Condensed Financial Information...................  Inapplicable
   4.  General Description of Registrant.................  Welcome, About the Series Company, About the
                                                           Funds, Types of Investments
   5.  Management of the Fund............................  About the Funds Management
   6.  Capital Stock and Other Securities................  About the Series Company
   7.  Purchase of Securities Being Offered..............  About the Series Company
   8.  Redemption and Repurchase.........................  About the Series Company
   9.  Pending Legal Proceedings.........................  Inapplicable

PART B


                        ITEM NO.                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
                        --------                             -------------------------------------------
  10.  Cover Page........................................  Cover Page
  11.  Table of Contents.................................  Table of Contents
  12.  General Information and History...................  General Information and History
  13.  Investment Objectives and Policies................  Fundamental Investment Restrictions; Investment
                                                           Practices
  14.  Management of the Registrant......................  Trustees and Officers; Investment Adviser;
                                                           Investment Sub-Advisers
  15.  Control Persons and Principal Holders of
       Securities........................................  Other Information
  16.  Investment Advisory and Other Services............  Investment Adviser; Investment Sub-Advisers;
                                                           Other Information
  17.  Brokerage Allocation..............................  Portfolio Transactions and Brokerage
  18.  Capital Stock and Other Securities................  Other Information
  19.  Purchase, Redemption and Pricing of Securities
       Being Offered.....................................  Purchasing and Selling Fund Shares
  20.  Tax Status........................................  Taxation
  21.  Underwriters......................................  Purchasing and Selling Fund Shares
  22.  Calculation of Performance Data...................  Calculation of Yield for the Money Market Fund
                                                           and the Municipal Money Market Fund
  23.  Financial Statements..............................  Financial Statements


PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered in Part C of the Registration Statement.

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                             ---------------------

                                   FORM N-1A
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(a))


Note: The Registrant offers 23 investment portfolios, 18 of which offer Institutional Class II Shares. Eighteen portfolios are comprised of four classes of shares -- Class A, Class B, Institutional Class I and Institutional Class II. The Class A and Class B shares are offered pursuant to one separate Prospectus and the Institutional Class I and Institutional Class II shares are each offered pursuant to a separate Prospectus. Each of the classes is offered through a combined Statement of Additional Information.


   3.  Institutional Class II Shares

PART A

                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
   1.  Cover Page........................................  Cover Page
   2.  Synopsis..........................................  Inapplicable
   3.  Condensed Financial Information...................  Inapplicable
   4.  General Description of Registrant.................  Welcome, About the Series Company, About the
                                                           Funds, Types of Investments
   5.  Management of the Fund............................  About the Funds Management
   6.  Capital Stock and Other Securities................  About the Series Company
   7.  Purchase of Securities Being Offered..............  About the Series Company
   8.  Redemption and Repurchase.........................  About the Series Company
   9.  Pending Legal Proceedings.........................  Inapplicable

PART B


                        ITEM NO.                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
                        --------                             -------------------------------------------
  10.  Cover Page........................................  Cover Page
  11.  Table of Contents.................................  Table of Contents
  12.  General Information and History...................  General Information and History
  13.  Investment Objectives and Policies................  Fundamental Investment Restrictions; Investment
                                                           Practices
  14.  Management of the Registrant......................  Trustees and Officers; Investment Adviser;
                                                           Investment Sub-Advisers
  15.  Control Persons and Principal Holders of
       Securities........................................  Other Information
  16.  Investment Advisory and Other Services............  Investment Adviser; Investment Sub-Advisers;
                                                           Other Information
  17.  Brokerage Allocation..............................  Portfolio Transactions and Brokerage
  18.  Capital Stock and Other Securities................  Other Information
  19.  Purchase, Redemption and Pricing of Securities
       Being Offered.....................................  Purchasing and Selling Fund Shares
  20.  Tax Status........................................  Taxation
  21.  Underwriters......................................  Purchasing and Selling Fund Shares
  22.  Calculation of Performance Data...................  Calculation of Yield for the Money Market Fund
                                                           and the Municipal Money Market Fund
  23.  Financial Statements..............................  Financial Statements


PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered in Part C of the Registration Statement.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN
FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO
THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.


                             SUBJECT TO COMPLETION


                 PRELIMINARY PROSPECTUS DATED OCTOBER 15, 1998

AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 2
CLASS A SHARES                                                2929 ALLEN PARKWAY

CLASS B SHARES                                              HOUSTON, TEXAS 77019


                                                                October 15, 1998

PROSPECTUS


The American General Series Portfolio Company 2 (the "Series Company") is a mutual fund made up of 23 separate Funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 23 Funds:


INDEX EQUITY FUNDS:

    AMERICAN GENERAL S&P 500 INDEX FUND ("S&P 500 INDEX FUND")
    Total return through investments tracking the S&P 500 Index.

    AMERICAN GENERAL MID CAP INDEX FUND ("MID CAP INDEX FUND")

    Total return through investments tracking the S&P Mid Cap Index.


    AMERICAN GENERAL SMALL CAP INDEX FUND ("SMALL CAP INDEX FUND") Total return through investments tracking the Russell 2000 Index.

ACTIVELY MANAGED EQUITY FUNDS:

    AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND")

    Long-term capital appreciation through investments in non-U.S. companies, the majority of which are expected to be in developed markets.


    AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND")

    Long-term growth through investments in large cap U.S. issuers. Dividend income is a secondary objective.


    AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND")

    Capital appreciation through investments in medium capitalization equity securities. Current income is a secondary objective.


    AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND")

    Long-term growth through investments in small growth companies.


    AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

    AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
    Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

    AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")

    Growth through investments in medium capitalization companies.


    AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.

SPECIALTY EQUITY FUND:

    AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND")

    Growth through investments in companies meeting social criteria of the Fund.


BALANCED FUND:

    AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
    Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.


INCOME FUNDS:



    AMERICAN GENERAL HIGH YIELD BOND FUND ("HIGH YIELD BOND FUND")


    Highest possible total return and income consistent with conservation of capital through investments in high yielding, high risk fixed income securities. INVESTMENTS OF THIS TYPE ARE REGARDED BY THE RATING AGENCIES AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO AN ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.



    AMERICAN GENERAL STRATEGIC BOND FUND ("STRATEGIC BOND FUND")


    Highest possible total return and income consistent with conservation of capital through investments in income producing securities. THE LOWER RATED FIXED INCOME SECURITIES IN WHICH THE FUND MAY INVEST ARE REGARDED BY THE RATING AGENCIES AS SPECULATIVE WITH RESPECT TO AN ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.



    AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")


    High total return consistent with conservation of capital through investments primarily in investment grade fixed income securities.



    AMERICAN GENERAL CORE BOND FUND ("CORE BOND FUND")


    Highest possible total return consistent with conservation of capital through investments in medium to high quality fixed income securities.



    AMERICAN GENERAL MUNICIPAL BOND FUND ("MUNICIPAL BOND FUND")


    Highest possible total return consistent with conservation of capital through investments in fixed income securities that are exempt from regular federal income taxation.



MONEY MARKET FUNDS:


    AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
    Income through investments in short-term money market securities.


    AMERICAN GENERAL MUNICIPAL MONEY MARKET FUND ("MUNICIPAL MONEY MARKET FUND")


    Income through investments in short-term money market securities that are exempt from regular federal income taxation.


LIFESTYLE FUNDS:

    AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

    AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
    Growth and current income through investments in Series Company Funds.

    AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
    Current income and a low to moderate level of growth through investments in Series Company Funds.

--------------------------------------------------------------------------------


SHARES OF THE MUNICIPAL MONEY MARKET FUND AND THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



The Variable Annuity Life Insurance Company ("VALIC") is the Funds' investment adviser. Class A and Class B Shares of these Funds are available to you through the Fund's distributor, VALIC Investment Services Company (the "Distributor"), an affiliate of VALIC. VALIC is a member of the American General Corporation group of companies.



This prospectus offers Class A and Class B Shares of the Funds only. The Funds offer other classes of shares that offer different services to investors and incur different expenses, which would affect performance. VALIC has filed a Statement of Additional Information, dated October 15, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company 2 at the address above or call 1-877-999-2434. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internal web site (http://www.sec.gov).



This prospectus sets forth concisely the information you should know before investing in the Funds.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OR PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE FUNDS. ALSO, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                                         DO NOT COPY

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
COVER PAGE
WELCOME.......................................    1

FEE TABLE.....................................    2

ABOUT THE SERIES COMPANY'S MANAGEMENT.........    6
     Investment Adviser.......................    6
     Investment Sub-advisers..................    6
     Portfolio Manager........................    8
     How Advisers Are Paid For Their
       Services...............................    8
     The Sub-advisers.........................    9
     About the Board of Trustees..............   10

ABOUT THE FUNDS...............................   11
     Growth, Balanced, Income, Stability and
       Lifestyle Categories...................   11
     About Level of Risk......................   11
     About Portfolio Turnover.................   12
     About Fund Performance...................   12

THE INDEX EQUITY FUNDS........................   13

FUND FACT SHEETS..............................   15
  INDEX EQUITY FUNDS
     S&P 500 Index Fund.......................   16
     Mid Cap Index Fund.......................   18
     Small Cap Index Fund.....................   20
  ACTIVELY MANAGED EQUITY FUNDS
     International Growth Fund................   23
     Large Cap Growth Fund....................   27
     Mid Cap Growth Fund......................   29
     Small Cap Growth Fund....................   32
     International Value Fund.................   34
     Large Cap Value Fund.....................   36
     Mid Cap Value Fund.......................   39
     Small Cap Value Fund.....................   41
  SPECIALTY EQUITY FUND
     Socially Responsible Fund................   43
  BALANCED FUND Balanced Fund.................   45
  INCOME FUNDS
     High Yield Bond Fund.....................   48
     Strategic Bond Fund......................   49
     Domestic Bond Fund.......................   51
     Core Bond Fund...........................   53
     Municipal Bond Fund......................   56
  MONEY MARKET FUNDS
     Money Market Fund........................   58
     Municipal Money Market Fund..............   60
  LIFESTYLE FUNDS
     Growth Lifestyle Fund....................   61
     Moderate Growth Lifestyle Fund...........   63
     Conservative Growth Lifestyle Fund.......   65

TYPES OF INVESTMENTS..........................   67
     Equity Securities........................   67
     Fixed Income Securities..................   67
          U.S. Government Securities..........   68
          Mortgage-Related Securities.........   68



                                                PAGE
                                                ----
          Asset-Backed Securities.............   69
          Loan Participations.................   69
     Variable Rate Demand Notes...............   69
     Variable Amount Demand Master Notes......   69
     Structured Securities....................   69
     Real Estate Securities...................   70
     Illiquid and Restricted Securities.......   70
     Foreign Securities.......................   70
     Depository Receipts......................   70
     Investment Funds.........................   70
     Foreign Currency.........................   70
     When-Issued Securities...................   71
     Municipal Securities.....................   71
     Money Market Securities..................   71
     Investment Companies.....................   71
     Derivatives..............................   71
          Options.............................   72
          Call Option.........................   72
          Put Option..........................   72
     Swap Agreements..........................   72
     Warrants and Rights......................   72
     Repurchase Agreements....................   73
     Reverse Repurchase Agreements, Dollar
       Rolls and Borrowings...................   73
     A Word About Risk........................   73
     Investment Practices.....................   75
          Limitations.........................   75
          Lending Portfolio Securities........   75

PURCHASING AND SELLING FUND SHARES............   76
     Types of Accounts........................   76
     Sales Arrangements.......................   76
     Investment Minimums......................   77
     Class A Shares...........................   77
     Class B Shares...........................   78
     Distribution and Service Plan............   79
     How to Buy Shares........................   79
     How to Exchange Shares...................   80
     How to Sell (Redeem) Shares..............   81
     Net Asset Value of the Series Company
       Shares.................................   82

ABOUT THE SERIES COMPANY......................   83
     Series Company Shares....................   83
     Diversification..........................   83
     Taxes....................................   83
     Voting Rights............................   84
     Year 2000 Risks..........................   84
     Euro Conversion..........................   84
     Reports..................................   85

Appendix -- Description of Bond Ratings.......   86

Appendix -- Description of Municipal Bond
  Ratings.....................................   88

Appendix -- Description of Municipal Note
  Ratings.....................................   90

Appendix -- Description of Commercial Paper
  Ratings.....................................   91


                                      (i)

WELCOME
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your mean the investor.


American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998.


The Series Company is an open-end management investment company and currently consists of 23 different Funds, each of which is described in detail in this prospectus. VALIC serves as each Fund's Investment Adviser and, in this role, reports directly to the Series Company's Board of Trustees. As Investment Adviser, VALIC oversees the Funds' day-to-day operations, supervises the purchase and sale of Fund investments and performs the cash management function. Investment Sub-advisers make the investment decisions for the Funds that they manage, as described more fully in this prospectus. However, VALIC makes investment decisions for, and is responsible for the day-to-day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. For more information, see "About the Series Company's Management" in this prospectus.



All inquiries regarding this prospectus should be directed, in writing, to American General Fund Group Customer Service, P.O. Box 419502, Kansas City, Missouri 64141-6502, or by calling 1-877-999-2434.


Open-end means shares
of the Funds can be
bought or sold by the
Series Company at any
time. Also, there is no
limit on the number of
investors who may buy
shares.

FEE TABLE
--------------------------------------------------------------------------------


The following tables illustrate the fees and expenses that investors bear directly or indirectly as shareholders of the Funds. Shareholder transaction expenses are the charges that an investor pays to purchase or redeem shares of a Fund. Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC and a distribution and/or service fee to the Distributor. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' anticipated expenses for the first year of operation on an annualized basis.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

                                          S&P 500                    MID CAP                   SMALL CAP
                                         INDEX FUND                 INDEX FUND                 INDEX FUND
                                  ------------------------   ------------------------   ------------------------
                                  CLASS A      CLASS B       CLASS A      CLASS B       CLASS A      CLASS B
Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)                   5.75%(1)           None    5.75%(1)           None    5.75%(1)           None
Maximum Sales Load Imposed on
 Reinvested Dividends               None              None     None              None     None              None
Maximum Deferred Sales Load         None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%
                                            Year 2 - 4.00%             Year 2 - 4.00%             Year 2 - 4.00%
                                            Year 3 - 3.00%             Year 3 - 3.00%             Year 3 - 3.00%
                                            Year 4 - 2.00%             Year 4 - 2.00%             Year 4 - 2.00%
                                            Year 5 - 1.00%             Year 5 - 1.00%             Year 5 - 1.00%
                                              After - None               After - None               After - None
Redemption Fees (as a percentage
 of amounts redeemed, if
 applicable)                        None              None     None              None     None              None
Exchange Fee                        None              None     None              None     None              None

                                       INTERNATIONAL                LARGE CAP
                                        GROWTH FUND                GROWTH FUND
                                  ------------------------   ------------------------
                                  CLASS A      CLASS B       CLASS A      CLASS B
Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)                   5.75%(1)           None    5.75%(1)           None
Maximum Sales Load Imposed on
 Reinvested Dividends               None              None     None              None
Maximum Deferred Sales Load         None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%
                                            Year 2 - 4.00%             Year 2 - 4.00%
                                            Year 3 - 3.00%             Year 3 - 3.00%
                                            Year 4 - 2.00%             Year 4 - 2.00%
                                            Year 5 - 1.00%             Year 5 - 1.00%
                                              After - None               After - None
Redemption Fees (as a percentage
 of amounts redeemed, if
 applicable)                        None              None     None              None
Exchange Fee                        None              None     None              None


--------------------------------------------------------------------------------

                                       MID CAP GROWTH               SMALL CAP                INTERNATIONAL
                                            FUND                   GROWTH FUND                 VALUE FUND
                                  ------------------------   ------------------------   ------------------------
                                  CLASS A      CLASS B       CLASS A      CLASS B       CLASS A      CLASS B
Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)                   5.75%(1)           None    5.75%(1)           None    5.75%(1)           None
Maximum Sales Load Imposed on
 Reinvested Dividends               None              None     None              None     None              None
Maximum Deferred Sales Load         None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%
                                            Year 2 - 4.00%             Year 2 - 4.00%             Year 2 - 4.00%
                                            Year 3 - 3.00%             Year 3 - 3.00%             Year 3 - 3.00%
                                            Year 4 - 2.00%             Year 4 - 2.00%             Year 4 - 2.00%
                                            Year 5 - 1.00%             Year 5 - 1.00%             Year 5 - 1.00%
                                              After - None               After - None               After - None
Redemption Fees (as a percentage
 of amounts redeemed, if
 applicable)                        None              None     None              None     None              None
Exchange Fee                        None              None     None              None     None              None

                                         LARGE CAP                   MID CAP
                                         VALUE FUND                 VALUE FUND
                                  ------------------------   ------------------------
                                  CLASS A      CLASS B       CLASS A      CLASS B
Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)                   5.75%(1)           None    5.75%(1)           None
Maximum Sales Load Imposed on
 Reinvested Dividends               None              None     None              None
Maximum Deferred Sales Load         None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%
                                            Year 2 - 4.00%             Year 2 - 4.00%
                                            Year 3 - 3.00%             Year 3 - 3.00%
                                            Year 4 - 2.00%             Year 4 - 2.00%
                                            Year 5 - 1.00%             Year 5 - 1.00%
                                              After - None               After - None
Redemption Fees (as a percentage
 of amounts redeemed, if
 applicable)                        None              None     None              None
Exchange Fee                        None              None     None              None


--------------------------------------------------------------------------------

                                         SMALL CAP                   SOCIALLY
                                         VALUE FUND              RESPONSIBLE FUND            BALANCED FUND
                                  ------------------------   ------------------------   ------------------------
                                  CLASS A      CLASS B       CLASS A      CLASS B       CLASS A      CLASS B
Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)                   5.75%(1)           None    5.75%(1)           None    5.75%(1)           None
Maximum Sales Load Imposed on
 Reinvested Dividends               None              None     None              None     None              None
Maximum Deferred Sales Load         None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%
                                            Year 2 - 4.00%             Year 2 - 4.00%             Year 2 - 4.00%
                                            Year 3 - 3.00%             Year 3 - 3.00%             Year 3 - 3.00%
                                            Year 4 - 2.00%             Year 4 - 2.00%             Year 4 - 2.00%
                                            Year 5 - 1.00%             Year 5 - 1.00%             Year 5 - 1.00%
                                              After - None               After - None               After - None
Redemption Fees (as a percentage
 of amounts redeemed, if
 applicable)                        None              None     None              None     None              None
Exchange Fee                        None              None     None              None     None              None

                                         HIGH YIELD                 STRATEGIC
                                         BOND FUND                  BOND FUND
                                  ------------------------   ------------------------
                                  CLASS A      CLASS B       CLASS A      CLASS B
Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)                   4.75%(2)           None    4.75%(2)           None
Maximum Sales Load Imposed on
 Reinvested Dividends               None              None     None              None
Maximum Deferred Sales Load         None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%
                                            Year 2 - 4.00%             Year 2 - 4.00%
                                            Year 3 - 3.00%             Year 3 - 3.00%
                                            Year 4 - 2.00%             Year 4 - 2.00%
                                            Year 5 - 1.00%             Year 5 - 1.00%
                                              After - None               After - None
Redemption Fees (as a percentage
 of amounts redeemed, if
 applicable)                        None              None     None              None
Exchange Fee                        None              None     None              None


--------------------------------------------------------------------------------

                                          DOMESTIC                     CORE                    MUNICIPAL
                                         BOND FUND                  BOND FUND                  BOND FUND
                                  ------------------------   ------------------------   ------------------------
                                  CLASS A      CLASS B       CLASS A      CLASS B       CLASS A      CLASS B
Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)                   4.75%(2)           None    4.75%(2)           None    4.75%(2)           None
Maximum Sales Load Imposed on
 Reinvested Dividends               None              None     None              None     None              None
Maximum Deferred Sales Load         None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%
                                            Year 2 - 4.00%             Year 2 - 4.00%             Year 2 - 4.00%
                                            Year 3 - 3.00%             Year 3 - 3.00%             Year 3 - 3.00%
                                            Year 4 - 2.00%             Year 4 - 2.00%             Year 4 - 2.00%
                                            Year 5 - 1.00%             Year 5 - 1.00%             Year 5 - 1.00%
                                              After - None               After - None               After - None
Redemption Fees (as a percentage
 of amounts redeemed, if
 applicable)                        None              None     None              None     None              None
Exchange Fee                        None              None     None              None     None              None

                                        MONEY MARKET             MUNICIPAL MONEY
                                            FUND                   MARKET FUND
                                  ------------------------   ------------------------
                                  CLASS A      CLASS B       CLASS A      CLASS B
Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)                    None              None     None              None
Maximum Sales Load Imposed on
 Reinvested Dividends               None              None     None              None
Maximum Deferred Sales Load         None    Year 1 - 5.00%     None    Year 1 - 5.00%
                                            Year 2 - 4.00%             Year 2 - 4.00%
                                            Year 3 - 3.00%             Year 3 - 3.00%
                                            Year 4 - 2.00%             Year 4 - 2.00%
                                            Year 5 - 1.00%             Year 5 - 1.00%
                                              After - None               After - None
Redemption Fees (as a percentage
 of amounts redeemed, if
 applicable)                        None              None     None              None
Exchange Fee                        None              None     None              None


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------


                                                            GROWTH                MODERATE GROWTH          CONSERVATIVE GROWTH
                                                        LIFESTYLE FUND             LIFESTYLE FUND             LIFESTYLE FUND
                                                   ------------------------   ------------------------   ------------------------
                                                   CLASS A      CLASS B       CLASS A      CLASS B       CLASS A      CLASS B
Maximum Sales Load Imposed on Purchases (as a
 percentage of offering price)                      5.75%(1)           None    5.75%(1)           None    5.75%(1)           None
Maximum Sales Load Imposed on Reinvested
 Dividends                                           None              None     None              None     None              None
Maximum Deferred Sales Load                          None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%     None(3) Year 1 - 5.00%
                                                             Year 2 - 4.00%             Year 2 - 4.00%             Year 2 - 4.00%
                                                             Year 3 - 3.00%             Year 3 - 3.00%             Year 3 - 3.00%
                                                             Year 4 - 2.00%             Year 4 - 2.00%             Year 4 - 2.00%
                                                             Year 5 - 1.00%             Year 5 - 1.00%             Year 5 - 1.00%
                                                               After - None               After - None               After - None
Redemption Fees (as a percentage of amounts
 redeemed, if applicable)                            None              None     None              None     None              None
Exchange Fee                                         None              None     None              None     None              None


--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES


(after expense reimbursements, as a percentage of net assets)

--------------------------------------------------------------------------------

                         S&P 500 INDEX FUND    MID CAP INDEX FUND    SMALL CAP INDEX FUND    INTERNATIONAL GROWTH FUND
                         -------------------   -------------------   ---------------------   -------------------------
                         CLASS A    CLASS B    CLASS A    CLASS B     CLASS A     CLASS B      CLASS A       CLASS B
                         --------   --------   --------   --------   ---------   ---------   -----------   -----------
Management Fee             0.27%      0.27%      0.28%      0.28%       0.28%       0.28%        0.90%         0.90%
12b-1 Fee                  0.25%      1.00%(4)   0.25%      1.00%(4)    0.25%       1.00%(4)     0.25%         1.00%(4)
Other Expenses(6)          0.66%      0.91%      1.00%      1.66%       1.18%       2.04%        0.72%         0.84%
                          ------     ------     ------     ------      ------      ------       ------        ------
Total Fund Expenses        1.18%      2.18%      1.53%      2.94%       1.71%       3.32%        1.87%         2.74%
Expense Reimbursement     -0.36%     -0.61%     -0.70%     -1.36%      -0.88%      -1.74%       -0.47%        -0.59%
Total Fund Expenses
 after Reimbursement       0.82%      1.57%      0.83%      1.58%       0.83%       1.58%        1.40%         2.15%
                          ======     ======     ======     ======      ======      ======       ======        ======

                         LARGE CAP GROWTH FUND
                         ---------------------
                          CLASS A     CLASS B
                         ---------   ---------
Management Fee              0.55%       0.55%
12b-1 Fee                   0.25%       1.00%(4)
Other Expenses(6)           0.59%       0.60%
                           ------      ------
Total Fund Expenses         1.39%       2.15%
Expense Reimbursement      -0.29%      -0.30%
Total Fund Expenses
 after Reimbursement        1.10%       1.85%
                           ======      ======


--------------------------------------------------------------------------------

                         MID CAP GROWTH FUND   SMALL CAP GROWTH FUND   INTERNATIONAL VALUE FUND    LARGE CAP VALUE FUND
                         -------------------   ---------------------   -------------------------   ---------------------
                         CLASS A    CLASS B     CLASS A     CLASS B      CLASS A       CLASS B      CLASS A     CLASS B
                         --------   --------   ---------   ---------   -----------   -----------   ---------   ---------
Management Fee             0.65%      0.65%       0.85%       0.85%        1.00%         1.00%        0.50%       0.50%
12b-1 Fee                  0.25%      1.00%(4)    0.25%       1.00%(4)     0.25%         1.00%(4)     0.25%       1.00%(4)
Other Expenses(6)          0.70%      0.77%       0.65%       0.70%        0.70%         0.81%        0.59%       0.60%
                          ------     ------      ------      ------       ------        ------       ------      ------
Total Fund Expenses        1.60%      2.42%       1.75%       2.55%        1.95%         2.81%        1.34%       2.10%
Expense Reimbursement     -0.56%     -0.63%      -0.35%      -0.40%       -0.66%        -0.77%       -0.29%      -0.30%
Total Fund Expenses
 after Reimbursement       1.04%      1.79%       1.40%       2.15%        1.29%         2.04%        1.05%       1.80%
                          ======     ======      ======      ======       ======        ======       ======      ======

                         MID CAP VALUE FUND
                         -------------------
                         CLASS A    CLASS B
                         --------   --------
Management Fee             0.75%      0.75%
12b-1 Fee                  0.25%      1.00%(4)
Other Expenses(6)          0.69%      0.76%
                          ------     ------
Total Fund Expenses        1.69%      2.51%
Expense Reimbursement     -0.40%     -0.47%
Total Fund Expenses
 after Reimbursement       1.29%      2.04%
                          ======     ======


--------------------------------------------------------------------------------

                         SMALL CAP VALUE FUND    SOCIALLY RESPONSIBLE FUND     BALANCED FUND     HIGH YIELD BOND FUND
                         ---------------------   -------------------------   -----------------   ---------------------
                          CLASS A     CLASS B      CLASS A       CLASS B     CLASS A   CLASS B    CLASS A     CLASS B
                         ---------   ---------   -----------   -----------   -------   -------   ---------   ---------
Management Fee              0.75%       0.75%        0.25%         0.25%      0.80%     0.80%       0.70%       0.70%
12b-1 Fee                   0.25%       1.00%(4)     0.25%         1.00%(4)   0.25%     1.00%(4)    0.25%       1.00%(4)
Other Expenses(6)           0.66%       0.70%        0.74%         1.44%      0.78%     0.86%       1.04%       1.59%
                           ------      ------       ------        ------     ------    ------      ------      ------
Total Fund Expenses         1.66%       2.45%        1.24%         2.69%      1.83%     2.66%       1.99%       3.29%
Expense Reimbursement      -0.43%      -0.47%       -0.44%        -1.14%     -0.76%    -0.84%      -0.74%      -1.29%
Total Fund Expenses
 after Reimbursement        1.23%       1.98%        0.80%         1.55%      1.07%     1.82%       1.25%       2.00%
                           ======      ======       ======        ======     ======    ======      ======      ======

                         STRATEGIC BOND FUND
                         -------------------
                         CLASS A    CLASS B
                         --------   --------
Management Fee             0.60%      0.60%
12b-1 Fee                  0.25%      1.00%(4)
Other Expenses(6)          1.24%      2.67%
                          ------     ------
Total Fund Expenses        2.09%      4.27%
Expense Reimbursement     -0.94%     -2.37%
Total Fund Expenses
 after Reimbursement       1.15%      1.90%
                          ======     ======


--------------------------------------------------------------------------------


                                                                                                              MUNICIPAL MONEY
                         DOMESTIC BOND FUND     CORE BOND FUND     MUNICIPAL BOND FUND   MONEY MARKET FUND      MARKET FUND
                         -------------------   -----------------   -------------------   -----------------   -----------------
                         CLASS A    CLASS B    CLASS A   CLASS B   CLASS A    CLASS B    CLASS A   CLASS B   CLASS A   CLASS B
                         --------   --------   -------   -------   --------   --------   -------   -------   -------   -------
Management Fee             0.60%      0.60%     0.50%     0.50%      0.50%      0.50%     0.25%     0.25%     0.50%     0.50%
12b-1 Fee                  0.25%      1.00%(4)  0.25%     1.00%(4)   0.25%      1.00%(4)  0.25%     1.00%(4)  0.25%     1.00%(4)
Other Expenses(6)          0.57%      0.64%     1.12%     1.44%      1.28%      3.26%     1.10%     1.88%     1.24%     2.90%
                          ------     ------    ------    ------     ------     ------    ------    ------    ------    ------
Total Fund Expenses        1.42%      2.24%     1.87%     2.94%      2.03%      4.76%     1.60%     3.13%     1.99%     4.40%
Expense Reimbursement     -0.39%     -0.46%    -0.82%    -1.14%     -0.98%     -2.96%    -0.80%    -1.58%    -0.94%    -2.60%
Total Fund Expenses
 after Reimbursement       1.03%      1.78%     1.05%     1.80%      1.05%      1.80%     0.80%     1.55%     1.05%     1.80%
                          ======     ======    ======    ======     ======     ======    ======    ======    ======    ======


--------------------------------------------------------------------------------


                         GROWTH LIFESTYLE     MODERATE GROWTH    CONSERVATIVE GROWTH
                              FUND(5)        LIFESTYLE FUND(5)    LIFESTYLE FUND(5)
                         -----------------   -----------------   -------------------
                         CLASS A   CLASS B   CLASS A   CLASS B   CLASS A    CLASS B
                         -------   -------   -------   -------   --------   --------
Management Fee            0.10%     0.10%     0.10%     0.10%      0.10%      0.10%
12b-1 Fee                 0.00%     0.00%     0.00%     0.00%      0.00%      0.00%
Other Expenses(6)         0.00%     0.00%     0.00%     0.00%      0.00%      0.00%
                         ------    ------    ------    ------     ------     ------
Total Fund Expenses       0.10%     0.10%     0.10%     0.10%      0.10%      0.10%
Expense Reimbursement     0.00%     0.00%     0.00%     0.00%      0.00%      0.00%
Total Fund Expenses
 after Reimbursement      0.10%     0.10%     0.10%     0.10%      0.10%      0.10%
                         ======    ======    ======    ======     ======     ======


---------------


(1) Reduced for purchases of $25,000 and over. See "Purchasing and Selling Fund Shares -- Class A Shares."



(2) Reduced for purchases of $50,000 and over. See "Purchasing and Selling Fund Shares -- Class A Shares."

(3) Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of purchase and 0.50% within the second year.



(4) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a fund-level senior by NASD Rules.



(5) The Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund seek to accomplish their respective objectives by investing primarily in a number of other Series Company Funds ("Underlying Series Company Funds"). Each Lifestyle Fund will bear indirectly its pro rata share of the fees and expenses incurred by the Underlying Series Company Funds in which the Lifestyle Fund is invested. Each Lifestyle Fund will invest only in Institutional Class II shares of the Underlying Series Company Funds.



(6) Other Expenses, which include custody, accounting, reports to shareholders, audit, legal, administrative, recordkeeping and other miscellaneous services provided to the Funds, are based on estimated amounts for the current fiscal year.


--------------------------------------------------------------------------------


TOTAL COMBINED OPERATING EXPENSES(a)


(including indirect expenses) (after expense reimbursements, as a percentage of net assets)

--------------------------------------------------------------------------------


                                                                   ESTIMATED TOTAL
                                                                      COMBINED
                                                                OPERATING EXPENSES(B)
                                                                ---------------------
                                                                CLASS A       CLASS B
                                                                -------       -------
Growth Lifestyle Fund                                            1.31%         2.06%
Moderate Growth Lifestyle Fund                                   1.25%         2.00%
Conservative Growth Lifestyle Fund                               1.22%         1.97%



(a) Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the Underlying Series Company Funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the Underlying Series Company Funds is maintained.


(b)  Reflects estimated total average weighted combined operating expenses.
---------------


The purpose of the expense tables above is to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear directly or indirectly.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------


Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:


                   S&P     MID    SMALL                   LARGE              SMALL                    LARGE    MID    SMALL
                   500     CAP     CAP                     CAP     MID CAP    CAP                      CAP     CAP     CAP
                  INDEX   INDEX   INDEX   INTERNATIONAL   GROWTH   GROWTH    GROWTH   INTERNATIONAL   VALUE   VALUE   VALUE
                  FUND    FUND    FUND     GROWTH FUND     FUND     FUND      FUND     VALUE FUND     FUND    FUND    FUND
                  -----   -----   -----   -------------   ------   -------   ------   -------------   -----   -----   -----
  Class A shares
    1 Year         $ 8     $11     $ 9         $71         $69       $68      $72          $71         $68     $71     $13
    3 Years        $26     $33     $27         $98         $91       $89      $100         $97         $90     $97     $39
  Class B shares
    1 Year         $57     $57     $57         $57         $59       $55      $59          $56         $58     $57     $58
    3 Years        $60     $60     $60         $60         $66       $54      $69          $59         $65     $62     $64
  Class B Shares
    (no redemption)
    1 Year         $ 4     $ 4     $ 4         $ 5         $ 7       $ 3      $ 8          $ 4         $ 6     $ 5     $ 6
    3 Years        $14     $14     $14         $15         $21       $ 8      $24          $13         $19     $17     $19


                   SOCIALLY
                  RESPONSIBLE   BALANCED
                     FUND         FUND
                  -----------   --------
  Class A shares
    1 Year            $66         $58
    3 Years           $82         $81
  Class B shares
    1 Year            $57         $54
    3 Years           $60         $52
  Class B Shares
    (no redemption)
    1 Year            $ 5         $ 2
    3 Years           $14         $ 6


--------------------------------------------------------------------------------

                                                                                                                  MODERATE
                                                                               MONEY     MUNICIPAL     GROWTH      GROWTH
                  HIGH YIELD   STRATEGIC   DOMESTIC    CORE BOND   MUNICIPAL   MARKET      MONEY      LIFESTYLE   LIFESTYLE
                  BOND FUND    BOND FUND   BOND FUND     FUND      BOND FUND    FUND    MARKET FUND     FUND        FUND
                  ----------   ---------   ---------   ---------   ---------   ------   -----------   ---------   ---------
  Class A shares
    1 Year           $60          $59         $58         $58         $58       $ 8         $58          $ 1         $ 1
    3 Years          $86          $83         $79         $80         $80       $26         $80          $ 3         $ 3
  Class B shares
    1 Year           $52          $53         $57         $54         $54       $57         $54          $53         $53
    3 Years          $46          $49         $62         $52         $53       $60         $53          $50         $50
  Class B shares
    (no redemption)
    1 Year           $ 0          $ 1         $ 5         $ 2         $ 2       $ 5         $ 2          $ 1         $ 1
    3 Years          $ 0          $ 3         $16         $ 6         $ 6       $14         $ 6          $ 3         $ 3


                   CONSERVATIVE
                      GROWTH
                  LIFESTYLE FUND
                  --------------
  Class A shares
    1 Year              $ 1
    3 Years             $ 3
  Class B shares
    1 Year              $53
    3 Years             $50
  Class B shares
    (no redemption)
    1 Year              $ 1
    3 Years             $ 3



THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

ABOUT THE SERIES COMPANY'S MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISER


VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC, as of June 30, 1998, had over $8.5 billion in assets under management. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.



VALIC is a member of the American General Corporation group of companies. The American General Corporation group of companies is a leading provider of retirement services, life insurance and consumer loans. Members of the American General Corporation group of companies operate in each of the 50 states and Canada.



As Investment Adviser, VALIC oversees the Funds' day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management formation. For the S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund, the Core Bond Fund, Municipal Bond Fund and Municipal Money Market Fund, VALIC employs Investment Sub-advisers who make investment decisions for such Fund(s). However, VALIC makes investment decisions for, and is directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it entered into with the Series Company. The Investment Advisory Agreement provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates these expenses to each Fund in a manner approved by the Board of Trustees. After the second year, this agreement will be renewed once each year by the Series Company's Board of Trustees.



One Investment Advisory Agreement dated October 7, 1998 covers all 23 Funds.


For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.


In selecting Sub-advisers, the Series Company's Trustees carefully evaluated:
(i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-adviser's personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.


The Sub-advisers are:


AMERICAN GENERAL INVESTMENT MANAGEMENT, L.P. ("AGIM")



AGIM is the Sub-adviser for the Core Bond Fund, the Strategic Bond Fund, the High Yield Bond Fund, the Municipal Bond Fund and the Municipal Money Market Fund. AGIM is a limited partnership whose sole general partner and sole limited partner are wholly-owned subsidiaries of American General Corporation. AGIM provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. As of June 30, 1998, AGIM had approximately $70 billion in assets under management.


BANKERS TRUST COMPANY
("BANKER'S TRUST")

Bankers Trust is the Sub-adviser for the S&P 500 Index Fund, the Mid Cap Index Fund, and the Small Cap Index Fund and is one of two Sub-advisers for the Small Cap Value Fund.

VALIC'S ADDRESS is 2929
Allen Parkway, Houston, Texas 77019.


AGIM'S PRINCIPAL OFFICES


are located at 2929 Allen


Parkway, Houston, Texas 77019.


BANKERS TRUST'S PRINCIPAL OFFICES
are located at 130 Liberty Street,
New York, New York 10006.

--------------------------------------------------------------------------------


Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of June 30, 1998, Bankers Trust was the seventh largest U.S. financial services institution and managed over $336 billion in assets. Bankers Trust is entirely owned by Bankers Trust Corporation, a bank holding company.


BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")


Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $3.4 billion in assets as of June 30, 1998.


CAPITAL GUARDIAN TRUST COMPANY
("CAPITAL GUARDIAN")


Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of June 30, 1998, Capital Guardian had more than $79.5 billion in assets under management.


FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")


FMA is one of two Sub-advisers for the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions as well as individuals. As of June 30, 1998, FMA had over $1.9 billion in assets under management.


GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")


GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of June 30, 1998, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $162.2 billion.


J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JP MORGAN")


JP Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JP Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of June 30, 1998, JP Morgan and its affiliates employed over 300 analysts and portfolio managers around the world and had more than $300 billion in assets under management.


JACOBS ASSET MANAGEMENT


Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of June 30, 1998, Jacobs Asset Management had more than $431 million in assets under management.



NEUBERGER & BERMAN MANAGEMENT INC. ("N&B MANAGEMENT")



N&B Management is the Sub-adviser for the Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of June 30, 1998, N&B Management and its affiliates managed approximately $59 billion in aggregate net assets, including approximately $24 billion in mutual fund assets.


STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")


State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $390 billion under management as of June 30, 1998.

BROWN CAPITAL MANAGEMENT'S


PRINCIPAL OFFICES are located at


809 Cathedral Street, Baltimore,


Maryland 21201.



CAPITAL GUARDIAN'S PRINCIPAL


OFFICES are located at 333 South


Hope Street, Los Angeles,


California 90071.



FMA'S PRINCIPAL OFFICES are located


at 55 West Monroe Street,


Suite #2550, Chicago,


Illinois 60603.


GSAM'S PRINCIPAL OFFICES are
located at One New York Plaza,
New York, New York 10004.

JP MORGAN'S PRINCIPAL OFFICES are
located at 522 Fifth Avenue,
New York, NY 10036.


JACOBS ASSET MANAGEMENT'S

PRINCIPAL OFFICES are located at
200 East Broward
Boulevard, Suite 1920,
Fort Lauderdale, Florida 33301.

N&B MANAGEMENT'S PRINCIPAL
OFFICES are located 605 Third
Avenue, Second Floor, New York,
New York 10158-0180.

STATE STREET GLOBAL ADVISOR'S
PRINCIPAL OFFICES are located at
2 International Place, Boston,
Massachusetts 02110.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER


A manager is a person or team of persons VALIC or one of its Sub-advisers has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.


HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

S&P 500 Index Fund                0.27% on the first $500 million
                                  0.26% on assets over $500 million
Mid Cap Index Fund                0.28% on the first $500 million
                                  0.27% on assets over $500 million
Small Cap Index Fund              0.28% on the first $500 million
                                  0.27% on assets over $500 million
International Growth Fund         0.90% on the first $100 million
                                  0.80% on assets over $100 million
Large Cap Growth Fund             0.55%
Mid Cap Growth Fund               0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets over $50 million
Small Cap Growth Fund             0.85%
International Value Fund          1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets over $250 million
Large Cap Value Fund              0.50%
Mid Cap Value Fund                0.75% on the first $100 million
                                  0.725% on the next $150 million
                                  0.70% on the next $250 million
                                  0.675% on the next $250 million
                                  0.65% on the assets over $750 million


Small Cap Value Fund     0.75% on the first $50 million
                         0.65% on the assets over $50 million
Socially Responsible
 Fund                    0.25%
Balanced Fund            0.80% on the first $25 million
                         0.65% on the next $25 million
                         0.45% on assets over $50 million
High Yield Bond Fund     0.70% on the first $200 million
                         0.60% on the next $300 million
                         0.55% on assets over $500 million
Strategic Bond Fund      0.60% on the first $200 million
                         0.50% on the next $300 million
                         0.45% on assets over $500 million
Domestic Bond Fund       0.60% on the first $50 million
                         0.45% on the next $50 million
                         0.43% on the next $200 million
                         0.40% on the assets over $300 million
Core Bond Fund           0.50% on the first $200 million
                         0.45% on the next $300 million
                         0.40% on assets over $500 million
Municipal Bond Fund      0.50% on the first $200 million
                         0.45% on the next $300 million
                         0.40% on assets over $500 million
Money Market Fund        0.25%
Municipal Money Market   0.50% on the first $200 million
 Fund                    0.45% on the next $300 million
                         0.40% on assets over $500 million
Conservative Growth      0.10%
 Lifestyle Fund
Moderate Growth          0.10%
 Lifestyle Fund
Growth Lifestyle Fund    0.10%



The Investment Advisory Agreement VALIC entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.



As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the Underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.



From time to time VALIC, the Sub-advisers and/or the Distributor may voluntarily undertake to reduce the Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

--------------------------------------------------------------------------------

THE SUB-ADVISERS


The Funds do not pay the Sub-advisers directly. According to the agreements, VALIC pays them periodically a fee based on the Fund's average daily net market values. VALIC pays them a percentage of what is paid to us by the Funds. VALIC and the Sub-advisers may agree to change the amount of money VALIC pays them. Any such change increasing the charge paid by a Fund to VALIC would have to be approved by the Series Company Board of Trustees and the shareholders of the Fund.



The Series Company was issued an exemptive order by the SEC on September 9, 1998 for an exemption (the "Exemption") from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things: (1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the initial shareholder of each Fund on October 7, 1998 consented to permit VALIC to terminate, replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.



Under the Investment Sub-advisory Agreement we have with AGIM, we pay AGIM a monthly fee based on the average daily net asset values for each of the Core Bond Fund, the Municipal Bond Fund and the Municipal Money Market Fund at an annual rate of 0.25% of the first $200 million, 0.20% of the next $300 million and 0.15% on assets over $500 million and the Strategic Bond Fund at an annual rate of 0.35% of the first $200 million, 0.25% of the next $300 million and 0.20% on assets over $500 million. We pay AGIM a monthly fee based on the average daily net asset values of the High Yield Bond Fund at an annual rate of 0.45% of the first $200 million, 0.35% of the next $300 million and 0.30% on assets over $500 million.



Under the Investment Sub-advisory Agreement we have with Bankers Trust, we pay Bankers Trust monthly fees based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at an annual rate of 0.03% and the S&P 500 Index Fund at an annual rate of 0.02% of the first $2 billion and 0.01% on assets over $2 billion. We pay Bankers Trust monthly fees based on the average daily net asset values of the Mid Cap Index Fund at an annual rate of 0.03% of the first $300 million and 0.02% on assets over $300 million and the Small Cap Index Fund at an annual rate of 0.03% of the first $150 million and 0.02% on assets over $150 million.



Under the Investment Sub-advisory Agreement we have with Brown Capital Management, we pay Brown Capital Management a monthly fee based on the average daily net asset values of the Mid Cap Growth Fund at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% on assets over $50 million.



Under the Investment Sub-advisory Agreement we have with Capital Guardian, we pay Capital Guardian a quarterly fee based on the average daily net asset values of the International Value Fund at an annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% on assets over $250 million and the Domestic Bond Fund at an annual rate of 0.35% of the first $50 million, 0.20% on the next $50 million, 0.18% on the next $200 million and 0.15% of assets over $300 million. We pay Capital Guardian quarterly fees based on the average daily net asset values of the Balanced Fund at an annual rate of 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% on assets over $50 million. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million, and a 12.5% discount to all fees if total fees exceed $12 million.



Under the Investment Sub-advisory Agreement we have with FMA, we pay FMA a monthly fee based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at the annual rate of 0.50% of the first $50 million and 0.40% on assets over $50 million.



Under the Investment Sub-advisory Agreement we have with GSAM, we pay GSAM a monthly


For more information on WHAT THE
SUB-ADVISERS ARE PAID, see the
"Investment Sub-Advisers"
section in the Statement of
Additional Information.

--------------------------------------------------------------------------------

fee based on the average daily net asset values of the Large Cap Growth Fund at the annual rate of 0.30%.


Under the Investment Sub-advisory Agreement we have with JP Morgan, we pay JP Morgan a monthly fee based on the average daily net asset values of the Small Cap Growth Fund at the annual rate of 0.60%.



Under the Investment Sub-advisory Agreement we have with Jacobs Asset Management, we pay Jacobs Asset Management a monthly fee based on the average daily net asset values of the International Growth Fund at an annual rate of 0.65% of the first $100 million and 0.55% on assets over $100 million.



Under the Investment Sub-advisory Agreement we have with N&B Management, we pay N&B Management a monthly fee based on the average daily net asset values of the Mid Cap Value Fund at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% on assets over $750 million.



Under the Investment Sub-advisory Agreement we have with State Street Global Advisors, we pay State Street Global Advisors a monthly fee based on the average daily net asset values of the Large Cap Value Fund at the annual rate of 0.25% but no less than $50,000 per year.



According to the agreements VALIC has with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. VALIC retains the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.


The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.


The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.



The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into written contracts, as required by the 1940 Act, to allow the Sub-advisers' affiliates to effect these types of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.



VALIC and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.


ABOUT THE BOARD OF TRUSTEES
The Series Company Board of Trustees currently consists of twelve members: nine are independent Trustees and three are VALIC employees.

The Board of Trustees may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  S&P 500 Index Fund
  Mid Cap Index Fund
  Small Cap Index Fund
  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund

BALANCED CATEGORY

(COMBINATION OF GROWTH AND INCOME CATEGORIES)



The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. The Fund in the balanced category seek to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.



Series Company Balanced Category includes:


  Balanced Fund

INCOME CATEGORY


Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on a Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to a Fund on a regular basis.


Series Company Income Category includes:


  High Yield Bond Fund


  Strategic Bond Fund

  Domestic Bond Fund

  Core Bond Fund


  Municipal Bond Fund


STABILITY CATEGORY

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

  Municipal Money Market Fund


LIFESTYLE CATEGORY


The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The Lifestyle Funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.



A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Company Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.


Series Company Lifestyle Category includes:

  Growth Lifestyle Fund
  Moderate Growth Lifestyle Fund
  Conservative Growth Lifestyle Fund

ABOUT LEVEL OF RISK


The risks involved in each Fund are described in each Fund's Fact Sheet. These risks may include market risk, credit risk, interest rate risk, manager risk and risk associated with foreign securities. These risks are described in the "Types of Investments" section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.


High portfolio turnover may cause a Fund's expenses to increase. For example, a Fund may have to pay brokerage fees and other related expenses.



The anticipated annual portfolio turnover rates for each of the Funds except the Money Market Fund and the Municipal Money Market Fund are as follows:



                                ANTICIPATED
                                 PORTFOLIO
        NAME OF FUND           TURNOVER RATE
        ------------           -------------
S&P 500 Index Fund                   3-5%
Mid Cap Index Fund                 10-15%
Small Cap Index Fund               40-50%
International Growth Fund             50%
Large Cap Growth Fund              50-75%
Mid Cap Growth Fund                30-60%
Small Cap Growth Fund                100%
International Value Fund             150%
Large Cap Value Fund                 100%
Mid Cap Value Fund                   100%
Small Cap Value Fund                 100%
Socially Responsible Fund            120%
Balanced Fund                        150%
High Yield Bond Fund             100-200%
Strategic Bond Fund              100-200%
Domestic Bond Fund                   150%
Core Bond Fund                   100-200%
Municipal Bond Fund               50-100%
Growth Lifestyle Fund              10-20%
Moderate Growth Lifestyle
  Fund                             10-20%
Conservative Growth Lifestyle      10-20%
  Fund



A portfolio turnover rate of 100% or more a year is considered high. A high rate increases a Fund's transaction costs and expenses.


ABOUT FUND PERFORMANCE


From time to time, the Series Company may advertise Fund performance information such as Fund average annual total return and index total return. Information as to how this Fund performance information is calculated appears in the Statement of Additional Information.

THE INDEX EQUITY FUNDS
--------------------------------------------------------------------------------


Three of the 23 Funds in the Series Company are Index Equity Funds investing mostly in stocks. Their investment strategy is to track the performance of a specific index. This strategy is followed whether markets go up or down. As part of this investment strategy, each Fund may also invest in futures contracts and options. Because these Funds do not have a defensive investment strategy, when the market goes down, you will bear the risk of such market decline.


Index Funds perform best over the long term. This means you should plan to keep your money in an Index Fund for a period of years.

WHAT IS AN INDEX?

An index reflects the average performance of a particular class of securities. Examples of indexes include large company stocks (S&P 500 Index), mid-size company stocks (S&P Mid Cap 400 Index), the bond market, or stocks of companies in specific industries. Indexes are not managed funds, and cannot be bought. Investment advisers compare the results of the funds they manage to indexes that are close to the investment style of the fund. Information about the Series Company's use of Standard & Poor's Indexes is in the Statement of Additional Information.

WHICH INDEXES DO THESE FUNDS TRY TO TRACK?

While there are more than a hundred different indexes, the Index Funds in this prospectus try to track three very prominent stock indexes:

THE S&P 500 INDEX FUND TRACKS THE STANDARD & POOR'S 500 STOCK INDEX(R)*

The Standard & Poor's 500 Stock Index(R) (S&P 500) tracks the common stock performance of large U.S. manufacturing, utilities, transportation, and financial companies as well as companies in other industries. These companies are usually listed on the New York Stock Exchange. It also tracks performance of common stocks sold by foreign and smaller U.S. companies in similar industries. The smaller U.S. companies are usually listed on the American Stock Exchange. In total, this index tracks 500 common stocks.


An index may periodically change some of the stocks it tracks. And, different indexes sometimes track some of the same stocks. For example, as of May 31, 1998, this index was tracking 18 of the same stocks tracked by the Russell 2000 Index.


THE MID CAP INDEX FUND TRACKS THE STANDARD & POOR'S MID CAP 400(R) INDEX*


The Standard & Poor's Mid Cap 400(R) Index (S&P Mid Cap 400) tracks the common stock performance of 400 medium capitalized U.S. and foreign manufacturing, utilities, transportation, and financial companies as well as companies in other industries. The average market capitalization of the S&P Mid Cap 400 Index was $3.4 billion as of May 31, 1998.


Standard & Poor's created this Index in 1991 to give investors an idea of how the stocks of medium capitalized companies generally perform.


Standard & Poor's may periodically change some of the stocks in the index. And, different indexes sometimes include some of the same stocks. For example, as of May 31, 1998, this index was tracking 130 of the same stocks tracked by the Russell 2000 Index. This index does not track the same stocks as the S&P 500 Index.


THE SMALL CAP INDEX FUND TRACKS
THE RUSSELL 2000(R) INDEX**

The Russell 2000 Index is provided by The Frank Russell Company. This Index tracks the common stock performance of 2,000 small capitalized U.S. companies in various industries. Small capitalized means these companies have a market value below $1 billion.


The Frank Russell Company created this index in 1979 to give investors an idea of how the stocks of small capitalized companies generally perform. The average market capitalization of the Russell 2000 Index is $820 million as of May 31, 1998.



The stocks tracked by this index are updated annually because many small capitalized companies eventually become medium capitalized companies and some fail.


---------------


 * "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "S&P Mid Cap 400(R)" are trademarks of Standard & Poor's ("S&P"). Neither the Mid Cap Index Fund nor the S&P Index Fund is sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in these Funds.



** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

INDEX FUNDS have out- performed
most actively managed mutual
funds over consecutive ten-year
periods. However, because they
are managed to track an index,
they will rise and fall with the
market.

--------------------------------------------------------------------------------

HOW CLOSELY CAN INDEX FUNDS TRACK THE PERFORMANCE OF THEIR INDEX?


The factors that cause a Fund to perform differently from the index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.


The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r = 0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above 0.95, when measured against the comparison index, shows good tracking.


Tracking accuracy is reviewed daily by the Sub-adviser for each of the Index Funds. If an Index Fund does not accurately track an index, the Sub-adviser will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.


The index may remove one stock and substitute another requiring the sub-adviser of the Fund to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs. The index incurs no transaction costs. Therefore, the portfolio manager cannot match exactly the performance of an index.


Also, it may not be possible for a Fund to buy every stock in its index or in the same proportions. Fund portfolio managers may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the index. This keeps brokerage fees and other transaction costs low. For more information, see the "Investment Strategy" sections on each Fund's Fact Sheet.

HOW TO READ A FUND FACT SHEET
--------------------------------------------------------------------------------


FUND HIGHLIGHTS-----------------------------------------------------------------
Gives you a quick recap of each Fund.

FUND NAME-----------------------------------------------------------------------

INVESTMENT ADVISER; INVESTMENT SUB-ADVISER--------------------------------------
They make the investment decisions for the Fund. See "About the Series
Company's Management" for more information.

PORTFOLIO MANAGER---------------------------------------------------------------
Some Funds have a specific person or persons assigned as the portfolio manager. The person is described here. The portfolio manager's role is explained in "About the Series Company's Management."

INVESTMENT OBJECTIVE------------------------------------------------------------
This is the goal of the Fund, which is set by the Series Company Board of Trustees.

INVESTMENT RISK-----------------------------------------------------------------
Shows some of the investment risks of the Fund.

INVESTMENT STRATEGY-------------------------------------------------------------
This section explains how the Investment Advisers go about meeting the Fund's Investment Objective.

FUND INVESTMENTS----------------------------------------------------------------
Shows the types of investments the Fund makes.

PERFORMANCE INFORMATION OF OTHER INVESTMENT COMPANIES AND PRIVATE ACCOUNTS------ This shows the average annual total return for a mutual fund, a managed account or a composite of mutual funds and/or managed accounts, managed in substantially the same manner as a Fund, for the time period ended March 31, 1998. Although these numbers represent the returns as of that date, they do not represent performance information since that date. Performance information for periods since June 30, 1998 may be significantly different (lower) than the performance shown. Information about how the mutual fund, managed account or composite performed for the period shown is presented net of fees and expenses.



                                    [CHART]
                                                                              15

S&P 500 INDEX FUND

Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURN THROUGH
                     INVESTMENTS TRACKING THE S&P
                     500 INDEX
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Bankers Trust Company

PORTFOLIO MANAGER

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Index Equity of the Sub-adviser, has been the Fund's portfolio manager since its inception. Mr. Salerno has been with the Sub-adviser since 1981.

INVESTMENT OBJECTIVE


Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500 Index (Index).


INVESTMENT RISK


The S&P 500 Index includes the common stock of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any common stock can rise and fall over short and long periods of time. This Fund, which holds nearly all of the 500 common stocks in the S&P 500 Index, avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.



Because the Fund invests in many of the common stocks tracked by this Index, your investment will experience similar changes in value and share similar risks, such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests in a sampling of common stocks in the Index that, as a group, should reflect its performance. The common stocks of the S&P 500 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects common stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500 Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included on this Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the Index, how many and which ones to buy.


We follow the guidelines listed below for making the primary investments for the Fund.


                              Percent of
                             Fund's Total
   Fund's Investments          Assets*
-------------------------------------------
Common stocks in the S&P   at least 65%
  500 Index**
-------------------------------------------
Futures and options        no more than 33%
-------------------------------------------
Foreign common stocks      no more than 20%
(listed and over-the-
counter) in the S&P 500
Index
-------------------------------------------
Investments not in the     no more than 35%
S&P 500 Index
  Common stock and
  related securities
  High quality money
    market securities
-------------------------------------------
Rule 144A securities       up to 10%
  (liquid)
-------------------------------------------
Illiquid and restricted    up to 15%
  securities***


-------------------------------------------------
  * At time of purchase.

 ** The Fund's assets may be invested in short-term instruments hedged with stock index futures or options with remaining maturities of 397 days or less to meet redemptions, facilitate investment in common stocks, or for day to day operating purposes. Short-term instruments consist of (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the Sub-adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. With respect to investments in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or if no such ratings are available, the instrument must be of comparable quality in our opinion.


***




    Percent of Fund's net assets applied at all times.


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

--------------------------------------------------------------------------------



The S&P 500 Index Fund recently commenced operations and, therefore, has no investment performance record. However, the S&P 500 Index Fund's investment objectives, policies and strategies are substantially similar to the those of the BT Pyramid Large Cap Equity Index Fund and it is managed in substantially the same manner and by the same individual as the BT Pyramid Large Cap Equity Index Fund. The chart herein shows the historical performance for the BT Pyramid Large Cap Equity Index Fund for the period April 1, 1988 through March 31, 1998, net of the BT Pyramid Large Cap Equity Index Fund's fees and expenses. Prior to January 1994, the assets of BT Pyramid Large Cap Equity Index Fund were invested in the BT Pyramid Equity Index Fund. The inception date of the BT Pyramid Large Cap Equity Index Fund was April 1, 1988.



The BT Pyramid Large Cap Equity Index Fund is subject to the limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expenses reimbursements) for the S&P 500 Index Fund are higher than the total fees incurred by the BT Pyramid Large Cap Equity Index Fund. Consequently, the performance results for the BT Pyramid Large Cap Equity Index Fund would have been lower if the BT Pyramid Large Cap Equity Index Fund had the same expenses as the S&P 500 Index Fund. The performance of the BT Pyramid Large Cap Equity Index Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE BT PYRAMID LARGE CAP EQUITY INDEX FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE S&P 500 INDEX FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE S&P INDEX FUND ITSELF.



     AVERAGE ANNUAL TOTAL RETURN OF BT PYRAMID LARGE CAP EQUITY INDEX FUND


    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         47.85%           22.05%           18.67%
    --------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the S&P 500 Index Fund is likely to differ from the BT Pyramid Large Cap Equity Index Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the S&P 500 Index Fund may vary from those of the BT Pyramid Large Cap Equity Index Fund.

MID CAP INDEX FUND


Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURN INVESTMENTS
                     TRACKING THE S&P MID CAP 400
                     INDEX
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Bankers Trust Company

PORTFOLIO MANAGER

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Index Equity of the Sub-adviser, has been the Fund's portfolio manager since its inception. Mr. Salerno has been with the Sub-adviser since 1981.

INVESTMENT OBJECTIVE


Seeks to provide investment results that, before expenses, correspond to the total return (i.e. the combination of capital changes and income) of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P Mid Cap 400 Index (Index).


INVESTMENT RISK


The S&P Mid Cap 400 Index includes the stocks of many medium sized companies. These companies usually do not have as much financial strength as very large companies and so may not be able to do as well in difficult times. However, because they are medium-sized, they have more potential to grow, which means the value of their stock may increase. The S&P Mid Cap 400 Index also includes common stocks of certain medium-sized foreign companies. These common stocks can be more risky than large company common stocks. An index fund holding nearly all of the 400 common stocks in the S&P Mid Cap 400 Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.



Because this Fund invests in many of the common stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests in a sampling of common stocks in the Index that, as a group, should reflect its performance. The common stocks of the S&P Mid Cap 400 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P Mid Cap 400 Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every common stock included in this Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the Index, how many and which ones to buy.


We follow the guidelines listed below for making the primary investments for the Fund.


                              Percent of
                             Fund's Total
    Fund Investments           Assets*
-------------------------------------------
Common stocks in the S&P   at least 65%
  Mid Cap 400 Index
-------------------------------------------
Foreign stocks (listed     no more than 20%
and over-the-counter) in
the S&P Mid Cap 400 Index
-------------------------------------------
Futures and options        no more than 33%
-------------------------------------------
Investments not in the
S&P Mid Cap 400 Index      no more than 35%
  Common stock and
  related securities
  High quality money
  market securities**
-------------------------------------------
Rule 144A securities       up to 10%
  (liquid)
-------------------------------------------
Illiquid and restricted    up to 15%
  securities.***


-------------------------------------------------
  * At time of purchase.

 ** Short-term instruments with remaining maturities of 397 days or less to meet redemptions, facilitate investment in common stocks, or for day to day operating purposes. Short-term instruments consist of (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the Sub-Adviser;
    (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. With respect to investments in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A1 or higher by S&P; or if no such ratings are available, the instrument must be of comparable quality in our opinion.


*** Percent of Fund's net assets applied at all times.


Additional information
about THE FUND'S
INVESTMENTS is provided
in "Types of
Investments."

--------------------------------------------------------------------------------


The Mid Cap Index Fund recently commenced operations and, therefore, has no investment performance record. However, the Mid Cap Index Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company Mid Cap Index Fund and it is managed in substantially the same manner and by the same individual as the American General Series Portfolio Company Mid Cap Index Fund. The chart herein shows the historical performance for the American General Series Portfolio Company Mid Cap Index Fund for the period October 1, 1991 through March 31, 1998, net of the American General Series Portfolio Company Mid Cap Index Fund's fees and expenses.



The American General Series Portfolio Company Mid Cap Index Fund is subject to the limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Mid Cap Index Fund are higher than the total fees incurred by the American General Series Portfolio Company Mid Cap Index Fund. Consequently, the performance results for the American General Series Portfolio Company Mid Cap Index Fund would have been lower if the American General Series Portfolio Company Mid Cap Index Fund had the same expenses as the Mid Cap Index Fund. The performance of the American General Series Portfolio Company Mid Cap Index Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AMERICAN GENERAL SERIES PORTFOLIO COMPANY MID CAP INDEX FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE MID CAP INDEX FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MID CAP INDEX FUND ITSELF.


AVERAGE ANNUAL TOTAL RETURN OF AMERICAN GENERAL SERIES PORTFOLIO COMPANY MID CAP
                                   INDEX FUND


---------------------------------------------------------
       1 YEAR              5 YEAR        SINCE INCEPTION
---------------------------------------------------------
       48.53%              31.07%            18.58%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Mid Cap Index Fund is likely to differ from the American General Series Portfolio Company Mid Cap Index Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the American General Series Portfolio Company Mid Cap Index Fund may vary from those of the Mid Cap Index Fund.

SMALL CAP INDEX FUND

Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURN THROUGH
                     INVESTMENTS TRACKING THE
                     RUSSELL 2000 INDEX
-------------------------------------------------
Investment Category  GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC

INVESTMENT SUB-ADVISER

Bankers Trust Company

PORTFOLIO MANAGER

Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Index Equity of the Sub-adviser, has been the Fund's portfolio manager since its inception. Mr. Salerno has been with the Sub-adviser since 1981.

INVESTMENT OBJECTIVE


Seeks to replicate as closely as possible (before deduction of expenses) the total return of the Russell 2000 Index (Index) by investing in the common stock one or more companies included in the Index that are deemed representative of the diversification of the entire Russell 2000 Index.


INVESTMENT RISK


The Russell 2000 Index includes many small U.S. companies. Some of these companies often do not have the financial strength needed to do well in difficult times. Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their common stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their common stock value may offer greater potential for appreciation. An index fund holding a large sampling of the 2,000 stocks in the Russell 2000 Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has been negative at certain times. There is no assurance that a positive return will occur in the future.



Because this Fund invests in many of the common stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk. For more information about market risk, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests in a sampling of common stocks in the Index that, as a group, should reflect its performance. The common stocks of the Russell 2000 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects common stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000 Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every common stock included in this Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the Index, how many and which ones to buy.


Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

SMALL CAP INDEX FUND



Fact Sheet

--------------------------------------------------------------------------------

We follow the guidelines listed below for making the primary investments for the Fund.


                                  Percent of
                                 Fund's Total
       Fund Investments            Assets*
----------------------------------------------
Common stocks in the Russell    at least 65%
2000 Index
----------------------------------------------
Foreign stocks (listed and      no more than
over-the-counter) in the        25%
Russell 2000 Index
----------------------------------------------
Investments not in the Russell
2000 Index
  Common stock and related      no more than
  securities                    35%
  High quality money market
  securities**
----------------------------------------------
Rule 144A securities (liquid)   up to 10%
----------------------------------------------
Illiquid and restricted         up to 15%
  securities***
----------------------------------------------
Futures and options             no more than
                                33%
----------------------------------------------
Swap agreements                 up to 10%
----------------------------------------------
Warrants****                    up to 5%


-------------------------------------------------

   * At time of purchase.


  ** We may invest up to 25% of the Fund's assets in short-term fixed income securities and money market instruments to meet redemption requests or to facilitate investment in securities of the Russell 2000 Index. Such securities or investments will be short-term instruments with remaining maturities of 397 days or less to meet redemptions, facilitate investment in common stocks, or for day to day operating purposes. Short-term instruments consist of (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the Sub-Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. With respect to investments in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A1 or higher by S&P, or if no such ratings are available, the instrument must be of comparable quality in our opinion.


 *** Percent of Fund's net assets applied at all times.

**** The Fund's investment in warrants will not exceed 2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.

--------------------------------------------------------------------------------


The Small Cap Index Fund recently commenced operations and, therefore, has no investment performance record. However, the Small Cap Index Fund's investment objectives, policies and strategies are substantially similar to those of the BT Pyramid Russell 2000 Index Fund and it is managed in substantially the same manner and by the same individual as the BT Pyramid Russell 2000 Index Fund. The chart herein shows the historical performance for the BT Pyramid Russell 2000 Index Fund for the period April 1, 1988 through March 31, 1998, net of the BT Pyramid Russell 2000 Equity Index Fund's fees and expenses. The inception date of the BT Russell 2000 Index Fund was October 31, 1987.



The BT Pyramid Russell 2000 Index Fund is subject to the limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Small Cap Index Fund are higher than the total fees incurred by the BT Pyramid Russell 2000 Index Fund. Consequently, the performance results for the BT Pyramid Russell 2000 Index Fund would have been lower if the BT Pyramid Russell 2000 Index Fund had the same expenses as the Small Cap Index Fund. The performance of the BT Pyramid Russell 2000 Index Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE BT PYRAMID RUSSELL 2000 INDEX FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE SMALL CAP INDEX FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SMALL CAP INDEX FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                       BT PYRAMID RUSSELL 2000 INDEX FUND


---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       42.43%              17.60%            14.57%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Small Cap Index Fund is likely to differ from the BT Pyramid Russell 2000 Index Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Small Cap Index Fund may vary from those of the BT Pyramid Russell 2000 Index Fund.

INTERNATIONAL GROWTH


FUND


Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM CAPITAL
                     APPRECIATION THROUGH
                     INVESTMENTS IN NON-U.S.
                     COMPANIES, THE MAJORITY OF
                     WHICH ARE EXPECTED TO BE IN
                     DEVELOPED MARKETS
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Jacobs Asset Management



PORTFOLIO MANAGER



This Fund is managed by an investment committee comprised of the following individuals: Daniel L. Jacobs, Wai W. Chin, Robert J. Jurgens and Cynthia A. New. Mr. Jacobs has been President of the Sub-adviser since July 1, 1995. From 1984 to 1995, Mr. Jacobs was Executive Vice President and Director of Templeton Investment Counsel. Mr. Jacobs was portfolio manager of Templeton's Smaller Companies Growth Fund and Templeton Variable Product Series Fund -- Templeton International Fund. Ms. Chin has been Managing Director of Asian Research and Portfolio Management of the Sub-adviser since July 1995. Prior to this, Ms. Chin was Vice President of the Global Equity Group of Scudder, Stevens & Clark from 1989 to April 1995. Mr. Jurgens has been Managing Director of European Research and Portfolio Management of the Sub-adviser since August 1995. From 1993 to 1995, Mr. Jurgens was Vice President and head of AIG Global Investors' International Equity Division. Ms. New has been Director, Latin American Research, of the Sub-adviser since July 1998. Prior to this, Ms. New was an equity analyst at Pioneer Management Corporation from December 1997 to June 1998 and was at Templeton International Council from June 1993 to December 1997, where she had research and portfolio management responsibilities for developed and emerging market corporate and government debt securities.



INVESTMENT OBJECTIVE



Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.



INVESTMENT RISK



As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have, including foreign political and economic developments, fluctuations in foreign exchange rates and limited publicly available information. For a further explanation of the risks associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will diversify its investments among developed and emerging market countries. The Fund will focus its emerging market investments on those countries in which the Sub-adviser believes the economies are developing and the markets are becoming more sophisticated. An "emerging market country" is any country which, in the opinion of the Sub-adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (the World Bank) and the International Finance Corporation. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging countries is not feasible or may involve unacceptable political risks.



We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities including those of smaller capitalization companies.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

INTERNATIONAL GROWTH FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Foreign equity securities**    at least 85%
  Equity securities including
  common stock, preferred
  stock, convertible
  preferred stock, rights and
  warrants, and American
  Depository Receipts
  ("ADRs"), European
  Depository Receipts ("EDRs") and Global
  Depository Receipts ("GDRs")
--------------------------------------------
Equity securities of issuers   up to 40%
  in emerging countries***
--------------------------------------------
Equity securities of small     generally 50%
  capitalization
  companies****
--------------------------------------------
Equity securities of open-end  up to 10%
  or closed-end investment
  companies
--------------------------------------------
Forward currency exchange      up to 100%
  contracts
--------------------------------------------
Illiquid securities*****       up to 15%
--------------------------------------------
Rule 144A securities (liquid)  up to 25%
--------------------------------------------
Short-term investments******   up to 10%
--------------------------------------------



     * At time of purchase.


    ** We intend to invest at least 85% of this Fund's total assets in the equity securities of at least three countries outside the United States.


   *** "Emerging countries" are countries with economies or securities markets that are considered by the Sub-adviser not to be fully developed. An "emerging country" security is issued by a company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging country.

  **** Small capitalization companies are companies with market capitalizations of less than $1 billion at the time of purchase. In certain countries, companies at the high end of the $1 billion capitalization range would be considered to be mid cap or large cap companies.
 ***** Percent of Fund's net assets applied at all times.

****** For temporary defensive reasons, we may invest up to 100% of the Fund's total assets in short-term (less than twelve months to maturity) securities or cash, including domestic and foreign money market instruments, certificates of deposit, bankers' acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or if unrated, in our opinion of comparable quality. In no event will the Fund purchase short-term securities rated below Baa by Moody's or BBB by S&P. We may do this when we think economic, political or market conditions make it too risky for us to follow our general guidelines.

--------------------------------------------------------------------------------


1. The Templeton Performance Information



The International Growth Fund recently commenced operations and, therefore, has no investment performance record. The performance information shown herein is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart below shows the historical investment performance of the Templeton International Fund, net of fees and expenses, for the year-ended June 30, 1995 and for the period May 1, 1992 to June 30, 1995, during Mr. Jacobs tenure as the portfolio manager. Mr. Jacobs was primarily responsible for the day-to-day management and no other person had a significant role in achieving the Templeton International Fund's performance.



The International Growth Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the International Growth Fund are higher than the total fees incurred by the Templeton International Fund. Consequently, the performance results for the Templeton International Fund would have been lower if the Templeton International Fund had the same expenses as the International Growth Fund. The performance of the Templeton International Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE TEMPLETON INTERNATIONAL FUND WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL WHO MANAGED THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL GROWTH FUND ITSELF.


          AVERAGE ANNUAL TOTAL RETURN OF TEMPLETON INTERNATIONAL FUND



-----------------------------------------------------
         1 YEAR*                SINCE INCEPTION*
-----------------------------------------------------
          10.14%                     12.33%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                      STIPULATED PAYMENT MADE MAY 1, 1992


                                    [CHART]

                          *PERIOD ENDED JUNE 30, 1995



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Growth Fund is likely to differ from the Templeton International Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the International Growth Fund may vary from those of the Templeton International Fund.

--------------------------------------------------------------------------------



2. The Separate Account Performance Information



Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar, though not necessarily identical, to those employed by the Sub-adviser with respect to separately managed accounts of the Sub-adviser ("Separately Managed Accounts"). The chart herein shows the historical investment performance for a composite of the Sub-adviser's Separately Managed Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the International Growth Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all Separately Managed Accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.



The Separately Managed Accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Separately Managed Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the International Growth Fund are higher than the total fees incurred by the Separately Managed Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser's Separately Managed Accounts had the same expenses as the International Growth Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S SEPARATELY MANAGED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS WHO MANAGE THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL GROWTH FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                            OF SUB-ADVISER COMPOSITE



-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          19.02%                     22.04%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Growth Fund is likely to differ from the Sub-adviser's Separately Managed Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the International Growth Fund may vary from those of the Sub-adviser's Separately Managed Accounts and performance of the International Growth Fund may vary from those of the Sub-adviser Composite.

LARGE CAP GROWTH FUND


Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN LARGE CAP
                     U.S. ISSUERS. DIVIDEND
                     INCOME IS A SECONDARY
                     OBJECTIVE.
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Goldman Sachs Asset Management



PORTFOLIO MANAGER



The Fund is managed by the following individuals: Robert C. Jones; Kent A. Clark; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. From 1987 to 1989, he was the senior quantitative analyst in the Goldman Sachs Investment Research Department and the author of the monthly Stock Selection publication. Mr. Clark, Vice President, joined the Sub-adviser's quantitative equity management team in 1992. Prior to joining the Sub-adviser, Mr. Clark studied for a Ph.D in finance at the University of Chicago. Mr. Pinter, Vice President, joined the Sub-adviser in 1990. From 1985 to 1990, he was a project manager in the Sub-adviser's Information Technology Division. Ms. Brown, Vice President, joined the Sub-adviser in 1998. From 1984 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.


INVESTMENT OBJECTIVE


Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.


INVESTMENT RISK



This Fund invests almost entirely in equity securities. The value of equity securities can rise and fall over both short and long periods of time. The Fund's investments are selected to maintain a risk profile similar to the Russell 1000 Growth Index, and your investment may experience similar changes in value and share similar risks such as market risk, credit risk, interest rate risk and risk associated with foreign securities. For more information about market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests primarily in the equity securities of large cap U.S. issuers. Large cap U.S. issuers include the largest 1,000 companies by market capitalization traded in the United States.



The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.



We follow the guidelines listed below for making the primary investments for this Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of large cap  at least 65%
  U.S. issuers
--------------------------------------------
Other equity securities of      up to 25%
  U.S. and foreign issuers**,
  including convertible
  securities, ADRs and GDRs
--------------------------------------------
Investment grade fixed income   up to 100%
  securities***
--------------------------------------------
Futures and options****         up to 5%
--------------------------------------------
Illiquid securities*****        up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 25%
--------------------------------------------
Warrants and stock purchase     up to 5%
  rights
--------------------------------------------
Investment companies            up to 5%
--------------------------------------------
Unseasoned companies            up to 5%
--------------------------------------------



    * At time of purchase.


   ** This Fund may invest in the equity securities of a foreign issuer only if the securities are traded in the U.S.


  *** For temporary defensive purposes, we may invest up to 100% of the Fund's total assets in fixed income securities, including U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by S&P or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. The Sub-adviser will not necessarily dispose of a fixed income security when its ratings are down graded to below investment grade.


 **** The Fund may purchase or sell futures contracts only with respect to a representative index. At no time will the aggregate margin deposit required on all futures or options held exceed 5% of the Fund's total assets.


***** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Large Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Large Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to sixteen accounts ("Combined Accounts"), including fourteen advisory accounts ("Accounts") and two registered mutual funds ("Funds"). The chart herein shows the historical investment performance for a composite of the Combined Accounts ("Combined Accounts Composite"), which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Large Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of average fees and expenses charged by the Accounts and the Funds. These expenses include investment advisory fees but do not include custodial fees (other than for the mutual funds), which, if included, could lessen the performance presented. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from November 11, 1991 to January 30, 1998.



The Accounts included in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Large Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Large Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE LARGE CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE LARGE CAP GROWTH FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                         OF COMBINED ACCOUNTS COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         51.22%           26.08%           22.95%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Large Cap Growth Fund is likely to differ from the Sub-Adviser's Accounts and Funds in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Large Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Large Cap Growth Fund may vary from that of the Combined Accounts Composite.

MID CAP GROWTH FUND


Fact Sheet

-------------------------------------------------
Investment Goal      CAPITAL APPRECIATION THROUGH
                     INVESTMENTS IN MEDIUM
                     CAPITALIZATION EQUITY
                     SECURITIES. CURRENT INCOME
                     IS A SECONDARY OBJECTIVE.
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Brown Capital Management, Inc.



PORTFOLIO MANAGER



The Fund is managed by a team led by Eddie C. Brown. Mr. Brown is Founder, President and controlling shareholder of the Sub-adviser. Mr. Brown has been with the Sub-adviser since its inception in 1983. Robert E. Hall, Theodore M. Alexander III, Noreen A. Frost, and Stephon A. Jackson assist Mr. Brown in the management of the Fund. Mr. Hall, Senior Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in September 1993. Mr. Alexander, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in October 1995. Prior to this, Mr. Alexander was a Securities Analyst at Legg Mason Wood Walker from June 1994 to October 1995. From June 1990 to January 1994, Mr. Alexander was a Securities Analyst at Alex Brown & Sons, Inc. Ms. Frost, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in February 1996. Prior to this, Ms. Frost was in institutional sales at Duff & Phelps Securities Co. from December 1994 to October 1996. From 1983 to 1993, Ms. Frost was Investment/Broker-Dealer Analyst at Alex Brown & Sons, Inc. Mr. Jackson, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in July 1997. Prior to this, Mr. Jackson was Portfolio Manager/Director of Research at NCM Capital Management from March 1994 to June 1997. From March 1993 to March 1994, Mr. Jackson was an Analyst at Putnam Investments.



INVESTMENT OBJECTIVE



Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective.



INVESTMENT RISK



This Fund invests mostly in equity securities of medium-sized companies that we believe are undervalued in the marketplace. The value of any equity security may rise or fall over long or short periods of time. Although these equity securities present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



This Fund will invest principally in the equity securities of medium capitalization companies. Medium capitalization companies include companies with a market capitalization of $1 to $7 billion. We will seek to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

MID CAP GROWTH FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for this Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of medium     at least 65%
  capitalization companies
--------------------------------------------
Other equity securities         up to 35%
  Common stocks, convertible
  preferred stocks, preferred
  stocks and convertible bonds
  traded on domestic exchanges
  or in over-the-counter
  markets
--------------------------------------------
Foreign equity securities,      up to 10%
  ADRs**
--------------------------------------------
Money market instruments***     up to 10%
  and fixed income
  securities****, U.S.
  Government securities,
  corporate fixed income
  securities**** (including
  those subject to repurchase
  agreements), bankers
  acceptances and certificates
  of deposit of domestic
  branches of U.S. banks,
  commercial paper (including
  variable amount demand
  master notes) rated in one
  of the two highest ratings
  categories of organizations
  or, if not rated, of
  equivalent quality and cash
  and cash equivalents
--------------------------------------------
Illiquid securities*****        up to 10%
--------------------------------------------
Rule 144A securities (liquid)   up to 25%
--------------------------------------------
Real estate securities******    up to 10%
--------------------------------------------



     * At time of purchase.


    ** Foreign equity securities held by this Fund will be held in the form of ADRs.


   *** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.


  **** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


 ***** Percent of Fund's net assets applied at all times.

****** This Fund will not invest directly in real estate, but rather, in interests in or readily marketable securities issued by companies that invest in real estate, including real estate investment trusts (REITs).

--------------------------------------------------------------------------------


The Mid Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to discretionary investment management accounts under their management ("Combined Accounts"). The chart herein shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite") which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Mid Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of account fees and expenses. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from January 1, 1993 to March 31, 1998.



The Combined Accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Combined Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Mid Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MID CAP GROWTH FUND ITSELF.


           AVERAGE ANNUAL TOTAL RETURN OF COMBINED ACCOUNTS COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         47.95%           23.51%           21.86%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1993


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Mid Cap Growth Fund is likely to differ from the Sub-adviser's Combined Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Mid Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Mid Cap Growth Fund may vary from that of the Combined Accounts Composite.

SMALL CAP GROWTH FUND


Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN SMALL GROWTH
                     COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



J.P. Morgan Investment Management Inc.



PORTFOLIO MANAGER



Candice Eggerss, Stephen J. Rich and Saira Malik are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is a Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Mr. Rich is a Vice President and a portfolio manager in the Small Cap Equity Group. In addition to his present position, his seven years of experience in equity portfolio management include positions in the Sub-adviser's Structured Equity and Balanced/Equity groups. Ms. Malik joined the Sub-adviser in 1995 after completing her graduate studies at the University of Wisconsin.


INVESTMENT OBJECTIVE


Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.



INVESTMENT RISK


Small capitalization companies may not have the financial strength to do well in difficult times. Because they are small, the prices of their equity securities may fluctuate more over the short term but they have more potential to grow. This means their value may offer greater potential for appreciation. The equity securities that the Fund invests in involve certain risks such as market risks. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



This Fund invests in small capitalization U.S. companies, which are companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000 Growth Index. Within each industry, the Fund invests in equity securities that the Sub-adviser's research and valuation process indicate are undervalued. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.



We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
Fund Investments                 Assets*
-----------------------------------------------
Equity securities of         at least 65%
  small capitalization
  growth companies
  including U.S. and
  foreign common stocks,
  convertible securities,
  preferred stocks,
  warrants and rights
-----------------------------------------------
Other equity securities      up to 35%
  of U.S. and foreign
  large and medium
  capitalization issuers
  including common
  stocks, convertible
  securities, preferred
  stocks, warrants,
  rights and investment
  company securities
-----------------------------------------------
Foreign investments          up to 5%
-----------------------------------------------
Futures and options          up to 25%
-----------------------------------------------
Illiquid securities**        up to 15%
-----------------------------------------------
Rule 144A securities         up to 30%
  (liquid)
-----------------------------------------------
Investment grade             up to 10%
  short-term fixed income
  securities***
-----------------------------------------------
Swap Agreements              up to 5%
-----------------------------------------------



  * At time of purchase.


 ** Percent of Fund's net assets applied at all times.


*** During severe market downturns, we may invest up to 100% of the Fund's assets in investment grade short-term securities, including repurchase agreements. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------



The Small Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to discretionary investment management accounts under their management ("Combined Accounts"). The chart herein shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite") which was managed by the Sub-adviser in substantially the same manner as the Small Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.



The Combined Accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Combined Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Small Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SMALL CAP GROWTH FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                         OF COMBINED ACCOUNTS COMPOSITE



-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          53.70%                     29.20%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Small Cap Growth Fund is likely to differ from the Sub-adviser's Combined Accounts in size, cash flow patterns and certain tax matters. Accordingly the portfolio holdings of the Small Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Small Cap Growth Fund may vary from that of the Combined Accounts Composite.

INTERNATIONAL VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH OF CAPITAL AND FUTURE
                     INCOME THROUGH INVESTMENTS
                     IN NON-U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Capital Guardian Trust Company



PORTFOLIO MANAGER



The Fund's portfolio managers include: (i) Robert Ronus, President of the Sub-adviser, who has been an investment professional for 29 years and has been with the Sub-adviser or an affiliate for 25 years; (ii) David Fisher, Vice Chairman of the Sub-adviser, who has been an investment professional for 32 years and has been with the Sub-adviser or an affiliate for 28 years; (iii) Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., an affiliate of the Sub-adviser, who has been an investment professional for 26 years and has been with the Sub-adviser or an affiliate for 25 years;
(iv) Nancy Kyle, Senior Vice President of the Sub-adviser, who has been an investment professional for 24 years and has been with the Sub-adviser or an affiliate for 7 years; (v) John McIlwraith, Senior Vice President of the Sub-adviser, who has been an investment professional for 28 years and has been with the Sub-adviser or an affiliate for 14 years; (vi) Nilly Sikorsky, Director of The Capital Group of Companies, Inc., an affiliate of the Sub-adviser, who has been an investment professional for 35 years and has been with the Sub-adviser or an affiliate for 35 years; (vii) Lionel Sauvage, Vice President of the Sub-adviser, who has been an investment professional for 11 years and has been with the Sub-adviser or an affiliate for 11 years; (viii) Richard Havas, Sr., Vice President of the Sub-adviser, who has been an investment professional for 16 years and has been with the Sub-adviser or an affiliate for 12 years; and
(ix) Rudolf Staehelin, Sr., Vice President of Capital Research International, an affiliate the Sub-adviser, who has been an investment professional for 20 years and has been with the Sub-adviser or an affiliate for 16 years.



INVESTMENT OBJECTIVE



Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.



INVESTMENT RISK



As described in the Investment Strategy section below, this Fund invests almost all of its assets in foreign securities, which have risks that U.S. investments do not have, including future foreign political and economic developments, fluctuations in foreign exchange rates and limited publicly available information. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in a portfolio consisting primarily of equity and fixed income securities of non-U.S. issuers.



While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.



                                Percent of
                               Fund's Total
Fund Investments                 Assets*
-----------------------------------------------
Foreign securities**        at least 80%
  Equity securities,
  investment grade fixed
  income securities
-----------------------------------------------
Futures and options Put     up to 90% of the
  and call options on       amount in foreign
  foreign currencies and    securities
  forward currency
  contracts
-----------------------------------------------
Cash, cash equivalents,     up to 100%
  government securities,
  nonconvertible
  preferred stocks, or
  investment grade fixed
  income securities***
-----------------------------------------------
Rule 144A securities        up to 15%
  (liquid)
-----------------------------------------------
Illiquid securities****     up to 15%
-----------------------------------------------



   * At the time of purchase.


  ** We may invest up to 10% of the Fund's assets in the securities of foreign small capitalization companies. The Fund also may invest in securities of issuers located in emerging market countries.


 *** We may invest up to 100% of the Fund's assets in these instruments in varying proportions as a temporary defensive position, when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.

**** Percent of Fund's net assets applied at all times.


For additional


information about THE


FUND'S INVESTMENTS see


"Types of Investments."

--------------------------------------------------------------------------------



The International Value Fund recently commenced operations and, therefore, has no investment performance record. However, the International Value Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. The chart herein shows the historical investment performance for a composite of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the International Value Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the International Value Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the International Value Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL VALUE FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                             SUB-ADVISER COMPOSITE



---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       24.02%              14.85%            11.35%
---------------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Value Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the International Value Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the International Value Fund may vary from that of the Sub-adviser Composite.

LARGE CAP VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURNS EXCEEDING THE
                     RUSSELL 1000 VALUE INDEX
                     THROUGH INVESTMENTS IN
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



State Street Bank & Trust Company/


State Street Global Advisors



PORTFOLIO MANAGER



The Fund's portfolio managers include Jeffrey P. Adams, Jennifer W. Bardsley, David A. Hanna, Douglas T. Holmes, CFA, Ben J. Salm, Peter Stonberg, CFA, Richard B. Weed and Peter B. Wiley, CFA. Mr. Adams, Principal, US Active Equity joined the Sub-adviser in June 1989, where he has been the team leader of the Small Cap Strategy since its inception and is responsible for the research initiatives for this product. Mr. Adams' responsibilities include the management of global active portfolios and research and development of new U.S. active processes. Ms. Bardsley, Principal, US Active Equity, joined the Sub-adviser in 1993 as a member of the Investment Systems group and moved to the U.S. Active Equity group in January 1996, where her responsibilities include product development, portfolio management and maintenance of the modeling and portfolio construction processes. Mr. Hanna, Principal, US Active Equity, joined the Sub-adviser in May 1997 and is a Portfolio Manager for the Hedged Matrix (Long/Short Market Neutral) Product and participates in group research projects involving the development of modeling and portfolio development techniques. Prior to joining the Sub-adviser, Mr. Hanna was director of equity and quantitative research at Standish, Ayer & Wood, from January 1992 to April 1997, where he both managed a group of quantitative analysts and worked on equity research projects. Mr. Holmes, Managing Director, Global Enhanced Equity, joined the Sub-adviser in 1984 and specializes in the portfolio construction, risk control and trading of accounts managed by the Sub-adviser in this area. Mr. Salm, Principal, US Active Equity, joined the Sub-adviser in 1992 and is responsible for research, product development and portfolio management within the US Active strategy. Mr. Stonberg, Principal and Head of US Active Equity, joined the Sub-adviser in 1981 and is responsible for all of the Sub-adviser's US Active Equity investment strategies. Mr. Weed, Principal, US Active Equity, joined the Sub-adviser in April 1994, where his responsibilities include portfolio management, product development and research. Previously, Mr. Weed was with Valuequest, an investment adviser, from December 1993 to March 1994 and with Brattle Group, an economic consulting firm, from May 1992 to November 1993. Mr. Wiley, Principal, US Active Equity, joined the Sub-adviser in April 1997. Previously, Mr. Wiley was with Colonial Management Associates, an investment management firm, from August 1992 to April 1997.



INVESTMENT OBJECTIVE



Seeks to provide total returns that exceed over time the Russell 1000 Value Index (Index) through investment in equity securities.



INVESTMENT RISK



This Fund invests primarily in the equity securities of large, well-established companies that generally possess the strength to withstand difficult financial periods. Nevertheless, the value of any equity security can rise or fall over short and long periods of time. As described below, in order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of equity securities from different economic sectors in this Fund's portfolio at a level similar to that of the Index. There is no assurance that the Fund will be unaffected by such economic factors.



Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund will invest primarily in equity securities of large capitalization companies. Large capitalization companies include the largest 1,200 companies by market capitalization domiciled in the United States. Equity securities will be selected and ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with the price of its equity securities within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be combined to create a single composite score of an equity security's attractiveness. These scores are used to determine their relative attractiveness. Sector weights are maintained at a similar level



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

LARGE CAP VALUE FUND



Fact Sheet

--------------------------------------------------------------------------------


to that of the Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of large      at least 65%
  capitalization companies
--------------------------------------------
ADRs                            up to 5%
--------------------------------------------
Debentures                      up to 5%
--------------------------------------------
Notes                           up to 5%
--------------------------------------------
Warrants**                      up to 5%
--------------------------------------------
Illiquid and restricted         up to 15%
  securities**
--------------------------------------------
Rule 144A securities (liquid)   up to 15%
--------------------------------------------
Securities lending              up to 331/3%
--------------------------------------------
When-issued securities**        up to 25%
--------------------------------------------
Put and call options            up to 5%
  Covered put and call options
  on securities
  Put and call options on
  securities indices
--------------------------------------------
Futures and options             up to 5%
  Initial margin deposits on
  futures and premiums for
  options and futures
--------------------------------------------
High quality short-term fixed   up to 100%
  income securities***
--------------------------------------------



    * At time of purchase.


   ** Percent of Fund's net assets applied at all times.


  *** For temporary defensive purposes, to invest uncommitted cash balances or to meet shareholder redemptions, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.

--------------------------------------------------------------------------------


The Large Cap Value Fund recently commenced operations and, therefore, has no investment performance record. However, the Large Cap Value Fund is managed by the Sub-adviser in substantially the same manner and by the same individuals as those who manage discretionary accounts (the "Discretionary Accounts") with substantially similar investment objectives, policies and strategies.



The chart herein shows the investment performance for all Discretionary Accounts, net of account fees and expenses. The inception dates for the Discretionary Accounts range from August 1, 1992 through August 1, 1997. The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Large Cap Value Fund are higher than the total fees incurred by the Discretionary Accounts. Consequently, the performance results for the Discretionary Accounts would have been lower if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. The performance of the Discretionary Accounts has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE LARGE CAP VALUE FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                           OF DISCRETIONARY ACCOUNTS



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         58.95%           24.14%           24.04%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE AUGUST 1, 1992


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Large Cap Value Fund is likely to differ from the Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Large Cap Value Fund may vary from those of the Discretionary Accounts.

MID CAP VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN MEDIUM CAPITALIZATION
                     COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER


Neuberger&Berman Management Inc.



PORTFOLIO MANAGER



Michael M. Kassen, Robert I. Gendelman and S. Basu Mullick serve as co-managers of the Fund. Mr. Kassen and Mr. Gendelman are Vice Presidents of the Sub-adviser and principals of


Neuberger&Berman, LLC. Messrs. Kassen and Gendelman have been associated with the Sub-adviser since 1990 and 1994, respectively. Prior to 1994, Mr. Gendlemen was a portfolio manager for another mutual fund manager. Mr. Mullick has been a Vice President of the Sub-adviser since October 1998. From 1993 to 1998, Mr. Mullick was a portfolio manager for another mutual fund manager.



INVESTMENT OBJECTIVE



Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.



INVESTMENT RISK



The value of any equity security may rise or fall over long or short periods of time. Although equity securities present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



This Fund invests principally in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(TM) Index. As of June 30, 1998, the largest company included in the Russell Midcap(TM) Index had an approximate market capitalization of $10.3 billion. We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.



We follow the guidelines listed below for making the investments for this Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of medium     at least 65%
  capitalization companies
--------------------------------------------
Other equity securities         up to 35%
  Common stock, preferred
    stock, convertible
    securities
--------------------------------------------
Covered call options            up to 35%
--------------------------------------------
Foreign currency transactions   up to 5%
--------------------------------------------
Options on foreign currencies   up to 5%
--------------------------------------------
Foreign securities              up to 10%
--------------------------------------------
Illiquid and restricted         up to 15%
  securities**
--------------------------------------------
Rule 144A securities (liquid)   up to 25%
--------------------------------------------
Corporate fixed income          up to 15%
  securities rated C or higher
  by Moody's or CC or higher
  by S&P and comparable
  unrated securities***
--------------------------------------------
Investment grade fixed income   less than 5%
  securities****, corporate
  bonds and debentures, U.S.
  Government securities, money
  market instruments, zero
  coupon securities
--------------------------------------------
Cash and cash equivalents*****  up to 100%
--------------------------------------------



    * At time of purchase.


   ** We may invest up to 15% of the Fund's net assets in illiquid securities. This limitation applies at all times. Restricted securities are explained under "Types of Investments."


  *** This Fund may invest up to 15% of its net assets in below investment grade fixed income securities only when we believe that the anticipated return to the Fund warrants exposure to the additional risk involved in these instruments.


 **** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


***** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Mid Cap Value Fund recently commenced operations and, therefore, has no investment performance record. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar, though not necessarily identical, to those of Neuberger&Berman Partners Fund and it is managed by the Sub-adviser in substantially the same manner and by the same individuals as Neuberger&Berman Partners Fund. Neuberger&Berman Partners Fund seeks to achieve its objective by investing principally in common stocks of medium to large capitalization companies. As a result, Neuberger&Berman Partners Fund may in the future have, or in the past have had, greater exposure to larger capitalization companies than the Mid Cap Value Fund will have. The chart herein shows the investment performance for Neuberger&Berman Partners Fund for the period April 1, 1988 through March 31, 1998, net of Neuberger&Berman Partners Fund's fees and expenses. The date the Sub-Adviser assumed management of Neuberger&Berman Partners Fund was January 20, 1975.



The Mid Cap Value Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees after (expense reimbursements) for the Mid Cap
Value Fund are higher than the total fees incurred by Neuberger&Berman Partners Fund. Consequently, the performance results for Neuberger&Berman Partners Fund would have been lower if Neuberger&Berman Partners Fund had the same expenses as the Mid Cap Value Fund. The performance of Neuberger&Berman Partners Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON NEUBERGER&BERMAN PARTNERS FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MID CAP VALUE FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                         NEUBERGER&BERMAN PARTNERS FUND



    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         41.54%           21.80%           17.95%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Mid Cap Value Fund is likely to differ from Neuberger&Berman Partners Fund in size, cash flow patterns and certain tax matters. Neuberger&Berman Partners Fund may have greater exposure to large capitalization companies than the Mid Cap Value Fund. Accordingly, the portfolio holdings and performance of the Mid Cap Value Fund may vary from those of Neuberger&Berman Partners Fund.

SMALL CAP VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      MAXIMUM LONG-TERM RETURN
                     THROUGH INVESTMENTS IN SMALL
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISERS



Fiduciary Management Associates, Inc.


Bankers Trust Company



PORTFOLIO MANAGER



The actively-managed portion of the Fund's portfolio is managed by Kathryn Maag Vorisek, Douglas G. Madigan, CFA, Lloyd J. Spicer, CFA, and Terry B. French of Fiduciary Management Associates Inc., Ms. Vorisek, Senior Vice President and Portfolio Manager/Analyst for the Sub-adviser's small cap discipline, is the team leader. Ms. Vorisek joined the Sub-adviser in April 1996. Previously, Ms. Vorisek was with Duff & Phelps Investment Management from June 1989 to April 1996. Mr. Madigan, Senior Vice President and Director of Research, joined the Sub-adviser in September 1998. Previously, Mr. Madigan was with Harris Bank as Vice President, Equity Research, from 1994 to September 1998 and as Mutual Fund Portfolio Manager and Partner from 1996 to September 1998. Prior to that, Mr. Madigan was Vice President and Senior Portfolio Manager at Continental Bank from 1989 to 1994. Mr. Spicer, Senior Vice President and Portfolio Manager/ Small Cap Advisor, joined the Sub-adviser in March 1994. Previously, Mr. Spicer was Senior Vice President at LaSalle National Corporation from February 1982 through March 1994. Mr. French, Senior Vice President and Portfolio Manager, joined the Sub-adviser in November 1997. Mr. French managed private investment portfolios from January 1991 to November 1997.



Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Equity Index of Bankers Trust Company, has been the portfolio manager for the passively-managed portion of this Fund's portfolio since the Fund's inception. Mr. Salerno has been with the Sub-adviser since 1981.



INVESTMENT OBJECTIVE



Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.



INVESTMENT RISK



A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2,000 stocks in the Russell 2000 Index (Index). This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.



Because this Fund invests in smaller capitalization equity securities, your investment may exhibit greater market value volatility than investments in common stocks of larger companies. Your investment also will experience similar changes in value and share similar risks as stocks included in the Index, such as market risk and risk associated with investment in foreign securities. For more information about these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGIES



This Fund invests primarily in equity securities of small capitalization companies, which are companies whose stock market capitalizations range from $50 million to $1 billion and companies included in the Index. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.



The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Index that, as a group, should reflect its performance. The stocks of the Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the Index, how many and which ones to buy.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

SMALL CAP VALUE FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments            Assets*
---------------------------------------------
Equity securities of small       at least 65%
  capitalization companies**
---------------------------------------------
Short-term investments Foreign   up to 35%
  and domestic money market
  instruments, certificates of
  deposit, bankers'
  acceptances, time deposits,
  U.S. Government obligations,
  U.S. Government agency
  securities, short-term
  corporate fixed income
  securities***, commercial
  paper rated A-1 or A-2 by
  S&P or Prime-1 or Prime-2 by
  Moody's or, if unrated, of
  comparable quality,
  repurchase agreements
---------------------------------------------
Illiquid securities****          up to 15%
---------------------------------------------
Futures and Options              up to 20%
---------------------------------------------
Swap Agreements                  up to 10%
---------------------------------------------
Warrants*****                    up to 5%
---------------------------------------------
Time deposits******              up to 10%
---------------------------------------------
Foreign securities               up to 10%
---------------------------------------------
Investment companies             up to 10%
---------------------------------------------
Rule 144A securities (liquid)    up to 10%
---------------------------------------------



     * At time of purchase.


    ** This Fund will invest at least 65% of its total assets in equity securities of companies whose stock market capitalizations range from $50 million to $1 billion, including stocks in the Russell 2000 Index.

   *** The Fund will not purchase short-term fixed income securities rated below Baa by Moodys or BBB by S&P. However, the Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.
  **** Percent of Fund's net assets applied at all times.
 ***** The Fund's investment in warrants will not exceed
       2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.
****** This Fund will invest only in time deposits maturing in two to seven calendar days. The Fund will not purchase time deposits maturing in more than seven days.

SOCIALLY RESPONSIBLE


FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN COMPANIES MEETING SOCIAL
                     CRITERIA OF THE FUND
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



Maruti More' has been this Fund's portfolio manager and Vice President -- Investments of the Series Company since its inception. Since April 1998, Mr. More' serves as Vice President of VALIC and American General Investment Management, L.P. Previously, Mr. More' was with American General Corporation from August 1996 to April 1998. Prior to that, Mr. More' was Managing Director, Marketable Securities for Paul Revere Investment Management Corporation from 1993 to 1995. Mr. More has served as Portfolio Manager of the American General Series Portfolio Company Social Awareness Fund ("AGSPC Social Awareness Fund") since October 1998.



INVESTMENT OBJECTIVE



Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund. The Fund does not invest in companies that:



  - produce nuclear energy;



  - make military weapons or delivery systems; or



  - engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).



INVESTMENT RISK



This Fund may experience market risk, and risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in this prospectus.


If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.



To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.



Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.



INVESTMENT STRATEGY



We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
   Fund's Investments            Assets*
-----------------------------------------------
Equity securities of         at least 80%
  companies meeting the
  Fund's social criteria
-----------------------------------------------
Other types of equity        up to 20%
  securities of companies
  meeting social criteria
  including:
    Foreign securities
    Preferred stock
    Convertible
    securities
-----------------------------------------------
High quality money market    up to 20%
  securities and warrants
-----------------------------------------------
Futures and options          up to 33%
-----------------------------------------------
Illiquid and restricted      up to 10%
  securities**
-----------------------------------------------



 * At time of purchase.


** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Socially Responsible Fund recently commenced operations and, therefore, has no investment performance record. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the AGSPC Social Awareness Fund and it is managed by VALIC in substantially the same manner as the AGSPC Social Awareness Fund. The chart herein shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through March 31, 1998, net of AGSPC Social Awareness Fund's fees and expenses. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.



The AGSPC Social Awareness Fund is subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Socially Responsible Fund are higher than the total fees incurred by the AGSPC Social Awareness Fund. Consequently, the performance results for the AGSPC Social Awareness Fund would have been lower if the AGSPC Social Awareness Fund had the same expenses as the Socially Responsible Fund. The performance of the AGSPC Social Awareness Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AGSPC SOCIAL AWARENESS FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SOCIALLY RESPONSIBLE FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                         OF AGSPC SOCIAL AWARENESS FUND



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         47.45%           21.54%           16.57%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Socially Responsible Fund is likely to differ from the AGSPC Social Awareness Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the AGSPC Socially Responsible Fund may vary from those of the AGSPC Social Awareness Fund.

BALANCED FUND


Fact Sheet

-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH OF
                     CAPITAL AND INCOME THROUGH
                     INVESTMENTS IN FIXED INCOME
                     AND EQUITY SECURITIES
-------------------------------------------------
Investment Category  BALANCED


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Capital Guardian Trust Company



PORTFOLIO MANAGER



This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.



The portfolio managers for the fixed income portion of the Fund include: (i) Jim Mulally, Senior Vice President of the Sub-adviser, who has been an investment professional for 21 years and has been with the Sub-adviser or an affiliate for 18 years; and (ii) Jim Baker, Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years.



The portfolio managers for the U.S. large cap equity portion of the Fund include: (i) David Fisher, Vice Chairman of the Sub-adviser, who has been an investment professional for 32 years and has been with the Sub-adviser or an affiliate for 28 years; (ii) Gene Stein, Executive Vice President of the Sub-adviser, who has been an investment professional for 26 years and has been with the Sub-adviser or an affiliate for 25 years; (iii) Michael Ericksen, Senior Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years; (iv) Ted Samuels, Senior Vice President of the Sub-adviser, who has been an investment professional for 19 years and has been with the Sub-adviser or an affiliate for 17 years; (v) Donnalisa Barnum, Vice President of the Sub-adviser, who has been an investment professional for 16 years and has been with the Sub-adviser or an affiliate for 12 years; and (vi) R. Bryan Jacoboski, Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 4 years. Previously Mr. Jacoboski was Managing Director, Equity Research at Paine Webber from 1983 to 1994.



The portfolio managers for the U.S. small cap equity portion of the Fund include: (i) Bob Kirby, Chairman Emeritus of the Sub-adviser, who has been an investment professional for 45 years and has been with the Sub-adviser or an affiliate for 32 years; (ii) Michael Ericksen, Senior Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years; (iii) James Kang, Vice President of Capital Guardian Research Company, an affiliate of the Sub-adviser, who has been an investment professional for 11 years and has been with the Sub-adviser or an affiliate for 10 years; and (iv) R. Bryan Jacoboski, Vice President of the Sub-adviser.



INVESTMENT OBJECTIVE



Seeks balanced accomplishment of


(i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.



INVESTMENT RISK



This Fund invests principally in fixed income and equity securities. The value of an equity security can rise and fall over long and short periods of time and involve market risks. Like equity securities, fixed income securities involve certain risks, including interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the fixed income securities that the Fund owns to be worth less than the Fund paid. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in a combination of fixed income and equity securities in order to maintain the value of your principal investment and provide you with capital growth and income over the long term. At all times at least 25% of the Fund's total assets are invested in fixed income senior securities. We select securities for the Fund's portfolio by identifying fixed income and equity securities that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different group of portfolio managers makes investment decisions for the fixed income and equity portions of the Fund.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

BALANCED FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                             Percent of
                            Fund's Total
    Fund Investments           Assets*
-------------------------------------------
Fixed income securities   up to 75%
  Securities rated A or
  better by Moody's or
  S&P or of comparable
  investment quality**
  securities issued by
  the U.S. Government
  and its
  instrumentalities,
  securities issued by
  the Canadian
  Government, its
  provinces and their
  instrumentalities,
  mortgage-related
  securities of
  governmental issuers,
  GNMA certificates of
  private issuers,
  collateralized
  mortgage obligations,
  mortgage-backed bonds,
  cash or cash
  equivalents, including
  commercial bank
  obligations and
  commercial paper***
-------------------------------------------
Fixed income senior       at least 25%
  securities
-------------------------------------------
Equity securities****     up to 75%
-------------------------------------------
High yielding, high risk  up to 20%
  fixed income
  securities*****
-------------------------------------------
Rule 144A securities      up to 15%
  (liquid)
-------------------------------------------
Illiquid                  up to 15%
  securities******
-------------------------------------------



     * At time of purchase.


    ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   *** All of the above listed fixed income securities will constitute at least 75% of the fixed income securities held by the Fund.


  **** Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S. small capitalization companies.


 ***** No minimum rating requirement applied.
       Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


****** Percent of Fund's net assets applied at all times.

--------------------------------------------------------------------------------


The Balanced Fund recently commenced operations and, therefore, has no investment performance record. However, the Balanced Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. Although managed in substantially the same manner as the Balanced Fund, the Discretionary Accounts may not invest as great a percentage of their assets in fixed income senior securities as the Balanced Fund. As a result, the Balanced Fund may have, or may in the past have had, greater exposure to fixed income senior securities than the Discretionary Accounts. The chart herein shows the historical investment performance for a composite of all of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the Balanced Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.


The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Total fees (after expense reimbursements) for the Balanced Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the Balanced Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S
DISCRETIONARY ACCOUNTS WHICH ARE
MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE BALANCED FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF


                             SUB-ADVISER COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         31.17%           15.84%           14.44%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Balanced Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Balanced Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the Balanced Fund may vary from that of the Sub-adviser Composite.

HIGH YIELD BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN AND INCOME CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN HIGH
                     YIELDING, HIGH RISK FIXED
                     INCOME SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGERS


The Fund is managed by Gordon Massie, who is assisted by Jeffrey Gary and Mark Pauly, CFA. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998. Mr. Gary, Vice President, joined the Sub-adviser in June 1998. From 1996 to April 1998, Mr. Gary was Managing Director at Koch Capital Services, Inc. and from 1993 to 1996, Mr. Gary served as Senior Analyst/Trader at Cargill Financial Services. Mr. Pauly, Senior Investment Manager, High Yield, joined the Sub-adviser in April 1998. From August 1994 to August 1996, Mr. Pauly served as the Manager of Portfolio Forecasting and Analysis for American General Corporation and, from June 1992 to August 1994, Mr. Pauly was Director of Marketing Services for American General of New York.



INVESTMENT OBJECTIVE


Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed income securities.



INVESTMENT RISK



High yielding, high risk fixed income securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities, achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them. The Fund is also subject to risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in the prospectus.



INVESTMENT STRATEGY



The Fund invests in high yielding, high risk fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments           Assets*
--------------------------------------------
Fixed income securities rated   at least 65%
  below Baa3 by Moody's and
  below BBB- by S&P**
--------------------------------------------
Foreign fixed income            up to 35%
  securities rated below Baa3
  by Moody's and below BBB- by
  S&P**
--------------------------------------------
Fixed income securities rated   up to 35%
  Baa3 or higher by Moody's or
  Rated BBB- or higher by
  S&P***
--------------------------------------------
Zero coupon securities (i.e.,   up to 15%
  securities not paying
  current cash interest)
--------------------------------------------
Fixed income securities rated   up to 15%
  below Caa3 by Moody's or
  CCC- by S&P***
--------------------------------------------
Equity securities               up to 20%
  preferred stocks,
  convertible securities,
  common stocks and warrants
--------------------------------------------
Illiquid securities****         up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 30%
--------------------------------------------



   * At time of purchase.


  ** Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


 *** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


**** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

STRATEGIC BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN AND INCOME CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN
                     INCOME PRODUCING SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGERS



The Fund is managed by Steven Guterman, who is assisted by Gordon Massie, Robert Hiebert, CFA, Craig Mitchell, CFA, James J. Roth, George Steelman, Edwin Ferrell, CFA and William Trimbur, Jr., CFA. Mr. Guterman, Executive Vice President, joined the Sub-adviser in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc. from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998. In such capacity, Mr. Guterman served as a portfolio manager of the Manufacturers Investment Trust Strategic Bond Trust, the New England Zenith Fund Salomon Brothers Strategic Bond Opportunities Series, the North American Funds Strategic Income Fund, the JNL Series Trust Salomon Brothers/JNL Global Bond Series, the Salomon Brothers Series Funds Inc. Strategic Bond Fund and the Nationwide Separate Account Trust Nationwide Multi-Sector Bond Fund. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998. Mr. Hiebert, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998. Previously, Mr. Hiebert served as Senior Corporate Bond Trader at American General Corporation from August 1995 to April 1998. Prior to that, Mr. Hiebert served as Senior Trader with Cargill Financial Services Corp. from June 1992 to August 1995. Mr. Mitchell, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998 and American General Corporation in May 1995. From July 1992 to April 1995, Mr. Mitchell served as Assistant Portfolio Manager and, subsequently, Portfolio Manager at Providian Corporation. Mr. Roth, Vice President, Fixed Income Trading, joined the Sub-adviser in April 1998. Previously, Mr. Roth was Senior Portfolio Manager at American General Corporation from August 1994 to March 1998. Prior to that, Mr. Roth was National Sales Manager, Department of Capital Markets with the Resolution Trust Corporation from February 1994 to July 1994 and Capital Markets Specialist from June 1991 to January 1994. Mr. Steelman, Associate Portfolio Manager, joined the Sub-adviser in April 1998. From April 1996 to April 1998, Mr. Steelman served as Associate Portfolio Manager for American General Corporation. Mr. Steelman was Senior Financial Analyst for American General Corporation's Treasury Department from December 1994 to April 1996. Prior to joining American General Corporation, Mr. Steelman pursuant graduate studies in international management. Mr. Ferrell, Director, joined the Sub-adviser in April 1998, where he has primary responsibility for sovereign political and economic research. Previously, Mr. Ferrell was a sovereign analyst with The Principal Financial Group from November 1993 to April 1998, where he was involved in the co-ordination of its emerging market and non-dollar investment efforts. Mr. Trimbur, Vice President and Investment Officer of the Series Company, joined the Sub-adviser in May 1998. As Portfolio Manager for the Sub-adviser, Mr. Trimbur is primarily responsible for the management and trading of non-dollar denominated bonds and equities. Mr. Trimbur managed domestic bonds and equities for VALIC from 1987 to 1991 and has been managing foreign bonds and equities for VALIC since 1991.



INVESTMENT OBJECTIVE



Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.



INVESTMENT RISK



A significant portion of the Fund's investments may be in high yielding, high risk fixed income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities, achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them. The Fund is also subject to risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in the prospectus.



Additional information


about THE FUND'S


INVESTMENTS provided


under "Types of


Investments."

STRATEGIC BOND FUND



Fact Sheet

--------------------------------------------------------------------------------


INVESTMENT STRATEGY



The Fund invests in a broad range of fixed income securities including investment grade bonds, U.S. Government and agency obligations, mortgage backed securities, high yield bonds, emerging market debt and non-dollar bonds, to provide you with the highest possible total return from current income and capital gains, while preserving your investment. A substantial portion of the Fund may be invested in high yielding, high risk securities.


We follow the guidelines listed below for making the primary investment for the Fund.

                                 Percent of
                                Fund's Total
       Fund Investments           Assets*
--------------------------------------------
Investment grade fixed income   at least 65%
  securities**, U.S.
  Government and agency and
  mortgage related securities,
  U.S., Canadian and foreign
  high yield, high risk fixed
  income securities rated C or
  higher by Moody's or CC or
  higher by S&P and comparable
  unrated securities***
--------------------------------------------
Foreign non-dollar bonds        up to 25%
  (currency exposure may be
  hedged or unhedged)
--------------------------------------------
Equity securities               up to 20%
  preferred stocks,
  convertible securities,
  common stocks and warrants
--------------------------------------------
Illiquid securities****         up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 50%
--------------------------------------------

   *  At time of purchase.
  ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.
 *** Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.
****  Percent of Fund's net assets applied at all times.

DOMESTIC BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGH TOTAL RETURN CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS
                     PRIMARILY IN INVESTMENT
                     GRADE FIXED INCOME
                     SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Capital Guardian Trust Company



PORTFOLIO MANAGER



James S. Baker and James R. Mulally serve as the Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.



INVESTMENT OBJECTIVE



Seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed income securities and other income producing securities.



INVESTMENT RISK


The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the investments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in high quality fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.


We follow the guidelines listed below for making the primary investments for the Fund.


                                 Percent of
                                Fund's Total
      Fund Investments            Assets*
---------------------------------------------
Investment grade U.S.           at least 65%
  corporate fixed income
  securities rated at least A
  by Moody's or S&P**,
  securities issued or
  guaranteed by the U.S.
  Government***, Yankee
  bonds, asset backed bonds,
  mortgage backed bonds,
  interest bearing short-term
  investments such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
---------------------------------------------
Non-U.S. investment grade       up to 35%
  intermediate and long-term
  corporate fixed income
  securities rated at least A
  by Moody's or S&P** or of
  comparable quality,
  Eurodollar fixed income
  securities****, securities
  issued or guaranteed by the
  Canadian Government, its
  provinces or their
  instrumentalities, interest
  bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
---------------------------------------------
Other fixed income securities   up to 25%
  Corporate bonds rated less
  than A by Moody's or S&P,
  related-related securities,
  high yield, high risk
  bonds*****
---------------------------------------------
Rule 144A securities (liquid)   up to 15%
---------------------------------------------
Illiquid Securities******       up to 15%
---------------------------------------------



     * At time of purchase.


    ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   *** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by at least one of the following: (i) the full faith and credit of the U.S. Government (e.g., Government National Mortgage Association), (ii) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks),
       (iii) the credit of the issuing government agency (e.g., Student Loan Marketing Association) or (iv) the discretionary authority of the U.S. Government to purchase certain obligations of the agency.


  **** The Fund currently intends to limit these investments to no more than 20% of its total assets.


 ***** No minimum rating requirement applies.
       Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


****** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Domestic Bond Fund recently commenced operations and, therefore, has no investment performance record. However, the Domestic Bond Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. The chart herein shows the historical investment performance for a composite of all of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the Domestic Bond Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising Sub-adviser Composite range from December 31, 1972 to March 1, 1998.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Domestic Bond Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE DOMESTIC BOND FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                            OF SUB-ADVISER COMPOSITE



-------------------------------------------------------------
       1 YEAR                5 YEAR             10 YEAR
-------------------------------------------------------------
       11.78%                6.61%               9.12%
-------------------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Domestic Bond Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Domestic Bond Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the Domestic Bond Fund may vary from that of the Sub-adviser Composite.

CORE BOND FUND



Fact Sheet



-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN CONSISTENT WITH
                     CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN
                     MEDIUM TO HIGH QUALITY FIXED
                     INCOME SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGER



Robert N. Kase, CFA, serves as the Fund's portfolio manager and is assisted by Craig A. Mitchell, CFA, James J. Roth and Leon A. Olver. Mr. Kase, Vice President and Senior Portfolio Manager, joined the Sub-adviser in September 1998. Previously, Mr. Kase was Senior Portfolio Manager at CL Capital Management, Inc. from September 1992 to July 1998. Mr. Mitchell, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998 and American General Corporation in May 1995. From July 1992 to April 1995, Mr. Mitchell served as Assistant Portfolio Manager and, subsequently, Portfolio Manager at Providian Corporation. Mr. Roth, Vice President, Fixed Income Trading, joined the Sub-adviser in April 1998. Previously, Mr. Roth was Senior Portfolio Manager at American General Corporation from August 1994 to March 1998. Prior to that, Mr. Roth was National Sales Manager, Department of Capital Markets, with the Resolution Trust Corporation from February 1994 to July 1994 and Capital Markets Specialist from June 1991 to January 1994. Mr. Olver, Portfolio Manager, has been with the Sub-adviser since April 1998. As Portfolio Manager for the Sub-adviser, Mr. Olver is responsible for portfolio management of domestic fixed income assets. Prior to this, Mr. Olver had been with VALIC since June 1995 as portfolio manager, and was with First Heights Bank as manager of research and analysis from May 1991 to June 1995. Mr. Olver serves as Vice President and Investment Officer of the American General Series Portfolio Company and USLIFE Income Fund, Inc., each a registered investment company managed by VALIC.



INVESTMENT OBJECTIVE



Seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed income securities.



INVESTMENT RISK



The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the Fund's investments to be worth less than what the Fund paid for them. For a discussion of these risks see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in medium to high quality fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

CORE BOND FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
    Fund Investments             Assets*
-----------------------------------------------
Investment grade           at least 65%
  intermediate and long-
  term corporate fixed
  income securities rated
  at least Baa3 by
  Moody's or BBB- by
  S&P** or of comparable
  quality, U.S. dollar
  denominated fixed
  income securities
  issued by foreign
  issuers***, securities
  issued or guaranteed by
  the U.S.
  Government****,
  mortgage backed and
  other asset securities,
  interest bearing
  short-term investments,
  such as commercial
  paper, bankers'
  acceptances, bank
  certificates of deposit
  and other cash
  equivalents and cash
-----------------------------------------------
Other fixed income         up to 10%
  securities
  corporate bonds rated
  below Baa3 by Moody's
  and BBB- by S&P*****
-----------------------------------------------
Equity securities          up to 20%
  preferred stocks,
  convertible securities,
  common stocks and
  warrants
-----------------------------------------------
Illiquid securities******  up to 15%
-----------------------------------------------
Rule 144A securities       up to 30%
  (liquid)
-----------------------------------------------



     * At time of purchase.


    ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   *** The Fund currently intends to limit these investments to no more than 40% of its total assets.


  **** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by at least one of the following: (i) the full faith and credit of the U.S. Government (e.g., Government National Mortgage Association), (ii) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks),
       (iii) the credit of the issuing government agency (e.g., Student Loan Marketing Association) or (iv) the discretionary authority of the U.S. Government to purchase certain obligations of the agency.


 ***** Commonly referred to as high yield, high risk, junk or below investment grade bonds.


****** Percent of Fund's net assets applied at all times.

--------------------------------------------------------------------------------


The Core Bond Fund recently commenced operations and, therefore, has no investment performance record. The performance information shown herein is for the Canada Life Commingled Fund, which was managed by Robert N. Kase, the Core Bond Fund's portfolio manager, from January 1, 1993 to July 1998. The Canada Life Commingled Fund has substantially similar, though not necessarily identical the investment objectives, policies and strategies as the Core Bond Fund. The chart herein shows the historical investment performance for the period February 1, 1993 through March 31, 1998, net of the Canada Life Commingled Fund fees and expenses.



The Canada Life Commingled Fund was not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Canada Life Commingled Fund had been subject to the requirements imposed on registered mutual funds, its performance might have been lower.



Total fees (after expense reimbursements) for the Core Bond Fund are higher than the total fees incurred by the Canada Life Commingled Fund. Consequently, the performance results for the Canada Life Commingled Fund would have been lower if the Canada Life Commingled Fund had the same expenses as the Core Bond Fund. The performance of the Canada Life Commingled Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE CANADA LIFE COMMINGLED FUND WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE CORE BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE CORE BOND FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                          CANADA LIFE COMMINGLED FUND



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         10.42%           7.57%            7.69%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE FEBRUARY 1, 1993


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Core Bond Fund is likely to differ from the Canada Life Commingled Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Core Bond Fund may vary from those of the Canada Life Commingled Fund.

MUNICIPAL BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN CONSISTENT WITH
                     CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN FIXED
                     INCOME SECURITIES THAT ARE
                     EXEMPT FROM REGULAR FEDERAL
                     INCOME TAXATION
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the investment management division of American General Corporation.


PORTFOLIO MANAGER



Marybeth Whyte serves as the Fund's Portfolio Manager and was formerly the portfolio manager of the Salomon Brothers New York Municipal Money Market Fund, the Salomon Brothers National Intermediate Municipal Fund and the North American National Municipal Bond Fund. Ms. Whyte, Senior Vice President, joined the Sub-adviser in September 1998. Previously, Ms. Whyte was Director of the Municipal Bond Group at Salomon Brothers Asset Management from July 1994 to September 1998 and was the portfolio manager of the Salomon Brothers New York Municipal Money Market Fund. Prior to that, Ms. Whyte was Senior Vice President and Head of the Municipal Bond Group at Fiduciary Trust International from July 1987 to July 1994.



INVESTMENT OBJECTIVE



Seeks the highest possible total return consistent with conservation of capital through investments in fixed income securities that are exempt from regular federal income taxation.



INVESTMENT RISK



The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk and market risk. This may cause the Fund's investments to be worth less than what the Fund paid for them. For a discussion of these risks see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in high quality municipal fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
      Fund Investments*           Assets**
--------------------------------------------
Municipal fixed income          at least 80%
  securities
  municipal bonds, municipal
  notes and other municipal
  obligations rated at least
  Baa3 by Moody's or BBB- by
  S&P or Fitch or of
  comparable quality;
  short-term obligations rated
  MIG2, VMIG2 or P2 or better
  by Moody's, SP2 or A2 or
  better by S&P or F-2 or
  better by Fitch***
--------------------------------------------
Taxable fixed income            up to 20%
  securities
  money market instruments,
  U.S. Government
  obligations,**** and other
  investment grade securities
  rated at least A by Moody's,
  S&P or Fitch*****
--------------------------------------------
Illiquid securities******       up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 30%
--------------------------------------------



     *A portion of the Fund's dividends paid in respect of its shares may be subject to the alternative minimum tax.


    **At time of purchase.


   ***If, in the opinion of the Sub-adviser, adverse conditions prevail in the market for obligations, the interest on which is exempt from regular federal income taxes, the Fund may invest without limit in taxable high quality short-term money market instruments. At time of purchase.


  ****U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the credit of the issuing government agency, or (iv) the discretionary authority of the U.S. Government or GNMA to purchase certain obligations of the agency.


 *****The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


******Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Municipal Bond Fund recently commenced operations and, therefore, has no performance record. However, the Municipal Bond Fund's investment objectives, policies and strategies are substantially similar to those of the North American National Municipal Bond Fund, which was managed by Marybeth Whyte. The chart herein shows the historical performance for the North American Funds National Municipal Bond Fund net of fees and expenses. The inception date of the North American National Municipal Bond Fund was August 1, 1993. During Ms. Whyte's role as portfolio manager of the North American National Municipal Bond Fund, which commenced August 1, 1994, she was primarily responsible for the day-to-day management of the North American National Municipal Bond Fund, and no other person played a significant role in achieving the fund's performance.



The Municipal Bond Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual fund by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Municipal Bond Fund are higher than the total fees incurred by the North American National Municipal Bond Fund. Consequently, the performance results for the North American National Municipal Bond Fund would have been lower if the North American National Municipal Bond Fund had the same fees and expenses as the Municipal Bond Fund. The performance of the North American National Municipal Bond Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE NORTH AMERICAN NATIONAL MUNICIPAL BOND FUND WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE MUNICIPAL BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MUNICIPAL BOND FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                           OF NORTH AMERICAN NATIONAL


                              MUNICIPAL BOND FUND



-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          11.03%                     7.63%
-----------------------------------------------------



                     VALUE AT MONTHLY INTERVALS OF $10,000


                     STIPULATED PAYMENT MADE AUGUST 1, 1994


                                    [CHART]


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Municipal Bond Fund is likely to differ from the North American National Municipal Bond Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Municipal Bond Fund may vary from those of the North American National Municipal Bond Fund.

MONEY MARKET FUND


Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENTS
                     IN SHORT-TERM MONEY MARKET
                     SECURITIES
-------------------------------------------------
Investment Category  STABILITY


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC and as Portfolio Manager of the American General Series Portfolio Company Money Market Fund ("AGSPC Money Market Fund").



INVESTMENT OBJECTIVE



Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.



INVESTMENT RISK



The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.



Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's total assets to buy short-term securities that are rated within the highest rating category for short-term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.



The investments this Fund may buy include:



  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities



  - Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion



  - Commercial paper sold by corporations and finance companies



  - Corporate debt obligations with remaining maturities of 13 months or less



  - Repurchase agreements



  - Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)



  - Asset-backed securities



  - Loan participations



  - Adjustable rate securities



  - Taxable municipal obligations (variable rate demand notes)



  - Illiquid and restricted securities*



  - Rule 144A securities (liquid)

---------------

* Limited to 10% of the Fund's net assets at all times



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Money Market Fund recently commenced operations and, therefore, has no investment performance record. However, the Money Market Fund's investment objectives, policies and strategies are substantially similar, although not identical, to those of the AGSPC Money Market Fund and it is managed by VALIC in substantially the same manner and by the same individual as the AGSPC Money Market Fund. The chart herein shows the historical investment performance for the AGSPC Money Market Fund for the period of April 1, 1988 through March 31, 1998, net of AGSPC Money Market Fund's fees and expenses. The inception date for the AGSPC Money Market Fund was December 16, 1985.



The AGSPC Money Market Fund is subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Money Market Fund are higher than the total fees incurred by the AGSPC Money Market Fund. Consequently, the performance results for the AGSPC Money Market Fund would have been lower if the AGSPC Money Market Fund had the same expenses as the Money Market Fund. The performance of the AGSPC Money Market Fund has been calculated in accordance SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AGSPC MONEY MARKET FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE MONEY MARKET FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MONEY MARKET FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                           OF AGSPC MONEY MARKET FUND



-----------------------------------------------------------
       1 YEAR               5 YEAR            10 YEAR
-----------------------------------------------------------
        5.24%               4.51%              5.42%
-----------------------------------------------------------



                     VALUE AT MONTHLY INTERVALS OF $10,000


                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Money Market Fund is likely to differ from the AGSPC Money Market Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Money Market Fund may vary from those of the AGSPC Money Market Fund.

MUNICIPAL MONEY


MARKET FUND


Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENTS
                     IN SHORT-TERM MONEY MARKET
                     SECURITIES THAT ARE EXEMPT
                     FROM REGULAR FEDERAL INCOME
                     TAXATION
-------------------------------------------------
Investment Category  STABILITY


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the investment management division of American General Corporation.



PORTFOLIO MANAGER



Marybeth Whyte serves as the Fund's Portfolio Manager and was formerly the portfolio manager of the Salomon Brothers New York Municipal Money Market Fund, the Salomon Brothers National Intermediate Municipal Fund and the North American [National] Municipal Bond Fund. Ms. Whyte, Senior Vice President, joined the Sub-adviser in September 1998. Previously, Ms. Whyte was Director of the Municipal Bond Group at Salomon Brothers Asset Management from July 1994 to September 1998 and was the portfolio manager of the Salomon Brothers New York Municipal Money Market Fund. Prior to that, Ms. Whyte was Senior Vice President and Head of the Municipal Bond Group at Fiduciary Trust International from July 1987 to July 1994.



INVESTMENT OBJECTIVE



Seeks liquidity, protection of capital and current income through investments in short-term money market securities that are exempt from regular federal income taxation.



INVESTMENT RISK



The short-term money market securities that this Fund invests in are high quality investments posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 at all times.



Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk and credit risk. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's total assets to buy short-term securities that are rated within the highest rating category for short-term fixed income securities by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio. However, if in the opinion of the Sub-adviser, adverse conditions prevail in the market for obligations, the interest on which is exempt from regular federal income taxes, the Fund may invest without limit in taxable high quality short-term money market instruments.



The investments this Fund may buy include:



  - Municipal fixed income securities with remaining maturities of 13 months or less



  - Commercial paper sold by municipalities rated at least MIG1 or MIG2 by Moody's or A1 or A2 by S&P



  - Variable rate demand notes



  - Auction rate preferred stock and other adjustable rate obligations that are exempt from federal income taxation



  - Illiquid and restricted securities*



  - Rule 144A securities (liquid)

---------------

* Limited to 10% of the Fund's net assets at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

GROWTH LIFESTYLE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994. Prior to this, Ms. Weathington studied for a Bachelor of Science degree in finance at the University of New Orleans.



INVESTMENT OBJECTIVE



Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer.



INVESTMENT RISK



The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Series Company Funds. However, the Underlying Series Company Funds themselves are diversified companies.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described herein, there should not be any sudden large-scale changes in the Fund's asset allocations.



The Fund's performance is directly related to the performance of the Underlying Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Funds to meet their investment objectives.


Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY



Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities    25%-35%
Small Capitalization Equity
  Securities                       15%-25%
Medium Capitalization Equity
  Securities                       10%-20%
Large Capitalization Equity
  Securities                       25%-35%
Bonds                               5%-15%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.

GROWTH LIFESTYLE FUND



Fact Sheet

--------------------------------------------------------------------------------


We intend to allocate the Fund's assets among the Series Company Funds as follows:


American General International         15%
  Value Fund
American General International         15%
  Growth Fund
American General Small Cap             10%
  Value Fund
American General Small Cap             10%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             13%
  Growth Fund
American General Large Cap             12%
  Value Fund
American General Domestic              10%
  Bond Fund

MODERATE GROWTH


LIFESTYLE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994. Prior to this, Ms. Weathington studied for a Bachelor of Science degree in finance at the University of New Orleans.



INVESTMENT OBJECTIVE



Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund.



INVESTMENT RISK



The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Series Company Funds. However, the Underlying Series Company Funds themselves are diversified companies.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described below, there should not be any sudden large-scale changes in the Fund's asset allocations.



The Fund's performance is directly related to the performance of the Underlying Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Funds to meet their investment objectives.


Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY



Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities    10%-20%
Small Capitalization Equity
  Securities                       10%-20%
Medium Capitalization Equity
  Securities                       10%-20%
Large Capitalization Equity
  Securities                       25%-30%
Bonds                              20%-30%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the

MODERATE GROWTH LIFESTYLE FUND



Fact Sheet

--------------------------------------------------------------------------------


particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.


We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          8%
  Value Fund
American General International          7%
  Growth Fund
American General Small Cap              8%
  Value Fund
American General Small Cap              7%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              25%
  Bond Fund

CONSERVATIVE GROWTH


LIFESTYLE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      CURRENT INCOME AND LOW TO
                     MODERATE GROWTH THROUGH
                     INVESTMENTS IN SERIES
                     COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994. Prior to this, Ms. Weathington studied for a Bachelor of Science degree in finance at the University of New Orleans.



INVESTMENT OBJECTIVE



Seeks current income and low to moderate growth of capital through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.



INVESTMENT RISK



The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Series Company Funds. However, the Underlying Series Company Funds themselves are diversified companies.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described below, there should not be any sudden large-scale changes in the Fund's asset allocations.



The Fund's performance is directly related to the performance of the Underlying Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Funds to meet their investment underlying objectives.


Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY



Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities     5%-15%
Small Capitalization Equity
  Securities                        5%-15%
Medium Capitalization Equity
  Securities                        5%-15%
Large Capitalization Equity
  Securities                       25%-35%
Bonds                              30%-50%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective.

CONSERVATIVE GROWTH LIFESTYLE FUND



Fact Sheet

--------------------------------------------------------------------------------


We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.


We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International          5%
  Value Fund
American General International          5%
  Growth Fund
American General Small Cap              5%
  Value Fund
American General Small Cap              5%
  Growth Fund
American General Mid Cap                5%
  Value Fund
American General Mid Cap                5%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              40%
  Bond Fund

TYPES OF INVESTMENTS

--------------------------------------------------------------------------------


EQUITY SECURITIES



Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.



Stocks are one type of equity security. Generally, there are three types of stocks:



Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.



Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.



Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.



All of the Funds, except the Lifestyle Funds and the Money Market Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.



Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities such as ADRs, GDRs and EDRs. More information about these equity securities is set forth herein or contained in the Statement of Additional Information.



FIXED INCOME SECURITIES



Fixed income securities include a broad array of short, medium and long-term obligations, including notes and bonds. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.



Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds and below investment grade bonds see "A Word about Risk -- Credit Risk" in this prospectus.



Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short-term (generally less than 12 months), intermediate (one to 10 years), and long-term (generally 10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.



Bonds that are rated Baa by Moody's or BBB by S&P have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody's or BBB-by S&P (commonly referred to as high yield, high risk or "junk bonds") are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. See "A Word about Risk -- Risks Associated with Lower Rated Fixed Income Securities" herein.



For example, a projected economic downturn or the possibility of an increase in interest rates may affect prices because such an event might lessen the ability of highly leveraged high yield issuers to

ISSUED means the


Company (ISSUER) sold it


originally to the public.



For more information


about FIXED INCOME


SECURITIES AND THEIR


RATINGS, see the Appendix


herein and the


Statement of Additional


Information.

--------------------------------------------------------------------------------


meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower rated bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower rated portfolio securities.



VALIC and the Sub-advisers will not necessarily dispose of a bond when its ratings are down graded to below investment grade.



Bonds are not the only type of fixed income security. Other fixed income securities include but are not limited to U.S. and foreign corporate fixed income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may be acquired with warrants attached. For more information about specific fixed income securities see the Statement of Additional Information.



U.S. GOVERNMENT SECURITIES



U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.



MORTGAGE-RELATED SECURITIES



Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.



Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-related securities are subject to interest rate risk and prepayment risk.



Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.



Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans



For more information


about MORTGAGE-RELATED


SECURITIES, see the


Statement of Additional


Information.

--------------------------------------------------------------------------------


or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.



Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.



Mortgage-related securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.



ASSET-BACKED SECURITIES



Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.



LOAN PARTICIPATIONS



A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.


All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.


VARIABLE RATE DEMAND NOTES



Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Municipal Bond Fund, the Municipal Money Market Fund and the Money Market Fund also may invest in participation VRDNs, which provide the Funds with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements, and with respect to the Municipal Money Market Fund and the Money Market Fund, the conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.



VARIABLE AMOUNT DEMAND MASTER NOTES



The Mid Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund, and the Core Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.



STRUCTURED SECURITIES



The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and,



For more information about


ASSET-BACKED SECURITIES


see the Statement of


Additional Information.



For more information


about LOAN PARTICIPANTS


see the Statement


of Additional Information.

--------------------------------------------------------------------------------

therefore, result in the loss of a Fund's investment.

The Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in structured securities.


REAL ESTATE SECURITIES



All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.



ILLIQUID AND RESTRICTED SECURITIES



An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a Fund owns a stock that is not sold very often and the Fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.



A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC or a Sub-adviser. These investments can be very risky because a Fund's ability to sell a restricted security is very limited and Rule 144A securities deemed to be illiquid will have the effect of increasing the amount of the Fund's investments in illiquid securities. In addition, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. For more information about Rule 144A securities see the Statement of Additional Information.



All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them.



FOREIGN SECURITIES


All of the Funds, except the Lifestyle Funds, may invest in securities of foreign issuers. Such foreign securities may be denominated in foreign currencies, except with respect to the Money Market Fund, the Core Bond Fund and the Municipal Money Market Fund, which may only invest in U.S.
dollar-denominated securities of foreign issuers.



Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and ADRs, EDRs and GDRs. See "Depository Receipts" below.



DEPOSITORY RECEIPTS


All of the Funds in this prospectus, except the Lifestyle Funds, may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.



EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Growth Fund, the Small Cap Growth Fund, the International Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund and the MidCap Value Fund may invest in EDRs and/or GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.



INVESTMENT FUNDS


Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.



FOREIGN CURRENCY


All of the Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund, the Core Bond Fund, the Municipal Money Market Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they willexperience a loss. Generally, the International Growth Fund and the International Value Fund

For more information


about REAL ESTATE


SECURITIES, see the Statement


of Additional Information.



For more information


about ILLIQUID AND RESTRICTED


SECURITIES see the


Statement of Additional


Information.



For more information about


FOREIGN SECURITIES, see the


Statement of Additional


information.



For more information


about FOREIGN CURRENCY


EXCHANGE TRANSACTIONS, see


the Statement of


Additional Information.

--------------------------------------------------------------------------------


may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.



WHEN-ISSUED SECURITIES



When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.



All of the Funds, other than the Lifestyle Funds, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.



MUNICIPAL SECURITIES



The Municipal Bond Fund and the Municipal Money Market Fund may invest in municipal securities. The Municipal Money Market Fund will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintains a dollar-weighted average portfolio maturity in excess of 90 days.



Municipal securities include bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is excluded from gross income for federal income tax purposes, (i.e., exempt from regular federal income tax). The two principal classifications of municipal bonds are "general obligations" and "revenue obligations". General obligations are secured by the issuers' pledge of its full faith and credit for the payment of principal and interest, although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations are not backed by the credit and taxing authority of the issuer, but are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. In addition, revenue obligations may be backed by a letter of credit, guarantee or insurance. Revenue obligations include, among other things, municipal notes and private activity bonds.



Funds that invest in municipal securities may invest in municipal leases and certificates of participation in municipal leases. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.



The Municipal Bond Fund and the Municipal Money Market Fund may invest in municipal lease obligations that the Board of Trustees has determined to treat as liquid under guidelines established by the Board. Determinations concerning the liquidity and valuation of municipal lease obligations are based on, among other things: (1) the frequency of trades and quotes for the municipal lease obligations; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. Under Board guidelines, a municipal lease obligation will not be deemed to be liquid unless there is reasonable assurance that its marketability, and thus its liquidity will be maintained throughout the entire time the instrument is to be held by the Municipal Bond Fund or the Municipal Money Market Fund.



MONEY MARKET SECURITIES



All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Municipal Money Market Fund and the Money Market Fund may invest is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.



These high quality money market securities may include:


  - Cash and cash equivalents


  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities


  - Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion


  - Commercial paper sold by corporations and finance companies


  - Corporate debt obligations with remaining maturities of 13 months or less


  - Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities



INVESTMENT COMPANIES



The Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940

For more information


about WHEN-ISSUED SECURITIES,


see the Statement


of Additional Information.



For more information about


MUNICIPAL SECURITIES, see the


Statement of Additional


Information.



For more information about


MONEY MARKET SECURITIES OF


FOREIGN ISSUERS the Funds


may purchase, see the


Statement of Additional


Information.

--------------------------------------------------------------------------------


Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.



DERIVATIVES



Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.



The Funds, other than the Lifestyle Funds, the Money Market Fund, the Municipal Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund, may buy and sell derivatives, such as futures and/or options.



Options



An option is the right to buy or sell any type of investment for a preset price over a specific period of time.



Call Option



For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.



On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before it expires, you must sell to Mr. Smith 10 shares of stock X at $25.00 per share.



Put Option



Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.



Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.



The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.



All of the Funds except the Lifestyle Funds, the Money Market Fund, the Municipal Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund, may invest in one or more of the following types of futures and options:



  - Write (sell) exchange traded covered put and call options on securities and stock indices.



  - Purchase exchange traded put and call options on securities and stock indices.



  - Purchase and sell exchange traded financial futures contracts.



  - Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.



  - Write (sell) covered call options and purchase non-exchange traded call and put options on financial futures contracts.



The S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Value Fund, the Large Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, the Municipal Bond Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.



The Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund, the Core Bond Fund, the Municipal Money Market Fund and the Money Market Fund, may write and purchase options on foreign currencies. These Funds also may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.



SWAP AGREEMENTS



Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index



For more information on put


and call options AND FINANCIAL


FUTURES CONTRACTS AND OPTIONS, see


the Statement of Additional


information.



For more information about


SWAP AGREEMENTS, see the


Statement of Additional


Information.

--------------------------------------------------------------------------------

or asset. Additional information about swap agreements is contained in the Statement of Additional Information.

The Core Bond Fund, the Domestic Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund, the Small Cap Value Fund and the Small Cap Growth Fund may enter into swap agreements.


WARRANTS AND RIGHTS



Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.



The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund, the Core Bond Fund and the Small Cap Growth Fund are authorized to use warrants or rights.



REPURCHASE AGREEMENTS



A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.



The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.



A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.



REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS AND BORROWINGS



A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund generally will segregate assets determined to be liquid by VALIC or a Sub-adviser. In effect, these assets cover the Fund's obligations under reverse repurchase agreements.



Certain Funds also may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold.



If a Fund's positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets in a segregated account, as described above, such transactions would be subject to the Funds' limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See "Investment Restrictions" in the Statement of Additional Information for a complete listing of each Fund's investment restrictions.



A WORD ABOUT RISK



There are five basic types of investment risk you may be subject to:



  - Market Risk



  - Credit (Financial) Risk



  - Interest Rate Risk



  - Risk Associated with Foreign Securities



  - Manager Risk (Lifestyle Funds only)



Generally, stocks are considered to be subject to market risk, while fixed income securities, such as U.S. Government bonds and money market securities are subject to interest rate risk. Other fixed income securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks, including manager risk, is discussed below.



Market Risk



Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

For more information about


REPURCHASE AGREEMENTS, see the


Statement of Additional


Information.



For more information about


REVERSE REPURCHASE AGREEMENTS,


DOLLAR ROLLS AND BORROWINGS, see


the Statement of Additional


Information.

--------------------------------------------------------------------------------


Credit (Financial) Risk



Credit risk refers to the risk that the issuer of a fixed income security may default or be unable to pay interest or principal due on a fixed income security.



To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign fixed income securities to buy, they rely on Moody's and S&P (two nationally recognized rating services), and on VALIC's and/or a Sub-adviser's own research. This research lowers the risk of buying a fixed income security of a company that may not pay the interest and principal on the fixed income security.



Certain of the Funds in this prospectus may buy fixed income securities that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Bond Ratings herein. All fixed income securities with these ratings are considered to have adequate ability to pay interest and principal.



All of the Funds in this prospectus may buy fixed income securities issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.



Risks Associated with Lower Rated Fixed Income Securities



Certain of the Funds also may purchase fixed income securities that are rated below investment grade. Fixed income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed income securities rated as investment grade.



The lower rated but higher yielding fixed income securities purchased by the Funds may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-adviser relies on in evaluating lower-rated fixed income securities. The analysis of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or a Sub-adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.



The market for lower rated fixed income securities is relatively new and until recently its growth has paralleled a long economic expansion. Past experience, therefore, may not provide an accurate indication of future performance of this market, particularly during an economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on the ability of the issuers to pay principal and interest, meet projected business goals, and obtain additional financing. These circumstances also may result in a higher incidence of defaults compared to higher rated securities. As a result, adverse changes in economic conditions and increases in interest rates may adversely affect the market for lower rated fixed income securities, the value of such securities in a Fund's portfolio, and, therefore, the Fund's net asset value. As a result, investment in such Fund is more speculative than investment in a fund that invests primarily in higher rated fixed income securities.



Although certain Funds intend generally to purchase lower rated securities that have secondary markets, these markets may be less liquid and less active than markets for higher rated securities. These factors may limit the ability of a Fund to sell lower rated securities at their expected value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated fixed income securities, especially in a thinly traded market. If market quotations are not readily available for the Fund's lower rated or non-rated securities, these securities will be valued by a method VALIC or a Sub-advisor believes accurately reflects fair value. Judgment plays a greater role in valuing lower rated fixed income securities than it does in valuing securities for which more extensive quotations and last sale information are available.



See the Appendix to the prospectus for a description for bond ratings.



Interest Rate Risk



Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a Fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a Fund bought an intermediate government bond last year that was paying

--------------------------------------------------------------------------------


interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the Fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.



Manager Risk



The Lifestyle Funds, which do not hold securities directly, are subject to manager risk, which is the possibility that the portfolio managers of the Underlying Series Company Funds may fail to execute the Underlying Series Company Funds' investment strategies effectively. As a result, the Lifestyle Funds may fail to meet their stated objectives.



Risk Associated with Foreign Securities



Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs, EDRs and GDRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.



Among the principal risks of owning foreign securities:



Political risk -- the chance of a change in government and the assets of the company being taken away.



Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.



Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.



INVESTMENT PRACTICES



Limitations



Each Fund has limitations on the percentage of its assets that it may allocate to certain investments. These limits are determined by the Fund's investment objectives and risk level.



Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.



Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.



Lending Portfolio Securities



Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.



A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.


The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodian, as monitored by VALIC and authorized by the Board of Trustees.


For more information about


FOREIGN SECURITIES AND EMERGING


MARKETS, see the Statement


of Additional Information.



For more information about


LENDING PORTFOLIO SECURITIES, see


the Statement of Additional Information.



For more information about


INVESTMENT LIMITATIONS, see the


Statement of Additional


Information.

PURCHASING AND SELLING FUND SHARES

--------------------------------------------------------------------------------


TYPES OF ACCOUNTS



The different ways you may set up an account are listed below.


Individual or Joint Tenant

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

Retirement


Retirement plans provide individuals with tax-advantaged ways to save for retirement, either with tax-deductible contributions or tax-free growth. Retirement accounts require special applications and typically have lower minimums. Retirement accounts include:



  - Traditional Individual Retirement Accounts (IRAs)



  - Roth IRAs



  - Roth Conversion IRAs



  - Rollover IRAs



  - Profit Sharing or Money Purchase Pension Plans (Keoghs)



  - Simplified Employee Pension Plans (SEP-IRAs)



  - Salary Reduction SEP-IRAs (SARSEPs)



  - SIMPLE IRAs



  - 403(b) Custodial Accounts



  - 401(k) Plans



  - Deferred Compensation Plans (457 Plans)


Gifts or Transfers to a Minor (UGMA, UTMA)

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust

The trust must be established before an account can be opened.

Business or Organization

For investment needs of corporations, associations, partnerships, or other groups require a special application.

SALES ARRANGEMENTS


The Series Company offers two classes of Fund shares to you on a continuous basis through the Distributor, an affiliate of VALIC. Fund shares are offered at net asset value ("NAV") and, depending upon the class of shares you purchase, a sales charge may be deducted.



  - CLASS A SHARES. An investor who purchases Class A Shares pays a sales charge at the time of purchase. Larger purchases of Class A Shares qualify for reduced sales charges. Purchases of $1 million or more are not subject to any sales charge at the time of purchase, but are subject to a contingent deferred sales charge ("CDSC") if sold within a specified period after purchase. Class A Shares are subject to an ongoing distribution and service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to Class A Shares. See "Purchasing and Selling Fund Shares -- Distribution and Service Plan" herein.



  - CLASS B SHARES. Class B Shares are sold without an initial sales charge but are subject to a CDSC if sold within a specified period after purchase. Class B Shares provide an investor the benefit of putting all the investor's dollars to work from the time the purchase is made. Class B Shares are subject to an ongoing distribution and service fee at an annual rate of 1.00% of each Fund's aggregate average daily net assets attributable to Class B Shares. As a result of the distribution and service fee that Class B Shares pay, Class B Shares have a higher expense ratio and pay lower dividends than Class A Shares. Class B Shares convert automatically to Class A Shares six years after the end of the calendar month in which an investor's order to purchase was accepted. See "Purchasing and Selling Fund Shares -- Distribution and Service Plan" and "Conversion Feature" herein.



  - CONVERSION FEATURE. Class B Shares will convert automatically to Class A Shares six years after the shares were purchased and will no longer be subject to the distribution fee. The conversion will be based on the net asset values of Class B and Class A Shares, respectively. Class B Shares acquired through the reinvestment of dividends will be held in a separate sub-account. Each time Class B Shares (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.


Which Arrangement is Best for you?


The decision as to which class of shares provides a more suitable investment for you depends on a number of factors, including the amount and intended length of your investment. If your investment qualifies for a reduced sales charge, you might consider Class A Shares. If you prefer not to pay an initial sales charge, you might consider Class B Shares. The Distributor will not accept any purchase order for Class B Shares for $500,000 or more because it ordinarily will be

--------------------------------------------------------------------------------


more advantageous for you to purchase Class A Shares.



With respect to the Money Market Fund and the Municipal Money Market Fund, unless you intend to exchange your Fund shares for Class B Shares of other Funds, you should purchase Class A Shares because Class A Shares are subject to a lower distribution and service fee.



INVESTMENT MINIMUMS



The following table illustrates the minimum investment requirements for initial and subsequent investments in each of the Funds, which may be changed at any time, at the sole discretion of the Series Company.



                              INVESTMENT MINIMUMS
                            -----------------------
                             INITIAL     SUBSEQUENT
         ACCOUNT            INVESTMENT   INVESTMENT
         -------            ----------   ----------
Regular Account               $2,000        $50
UGMA/UTMA Accounts            $  250        $50
Automatic Investment
  Programs                    $   50        $50



CLASS A SHARES



The public offering price of Class A Shares is the Fund's NAV plus a sales charge that varies depending on the size of your purchase. The Fund whose shares you purchase receives the net asset value. The sales charge is allocated between the Distributor and the Series Company as shown in the following tables except when the Series Company, in its discretion, allocates the entire amount to the Distributor.



The Distributor will from time to time, at its expense, provide promotional incentives or payments to the Distributor's registered representatives in connection with sales of Class A Shares. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature.



                              SALES CHARGE TABLES



EQUITY FUNDS*



                         SALES CHARGE AS        AMOUNT OF
                        A PERCENTAGE OF:       SALES CHARGE
                       -------------------     REALLOWED TO
      AMOUNT OF          NET                 DISTRIBUTOR AS A
     TRANSACTION        AMOUNT    OFFERING    PERCENTAGE OF
  AT OFFERING PRICE    INVESTED    PRICE      OFFERING PRICE
  -----------------    --------   --------   ----------------
Less than $25,000        6.10%      5.75%          5.25%
$25,000 but less than
  $50,000                5.82%      5.50%          5.00%
$50,000 but less than
  $100,000               4.99%      4.75%          4.25%
$100,000 but less
  than $250,000          3.90%      3.75%          3.25%
$250,000 but less
  than $500,000          2.56%      2.50%          2.00%
$500,000 but less
  than $1,000,000        2.04%      2.00%          1.75%
$1,000,000 or more         **         **             **


---------------


*    The Equity Funds include the S&P 500 Index
     Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the Socially Responsible Fund, the Balanced Fund, the Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund.



**   Redemptions subject to CDSC.



FIXED INCOME FUNDS*



                         SALES CHARGE AS        AMOUNT OF
                        A PERCENTAGE OF:       SALES CHARGE
                       -------------------     REALLOWED TO
      AMOUNT OF          NET                 DISTRIBUTOR AS A
     TRANSACTION        AMOUNT    OFFERING    PERCENTAGE OF
  AT OFFERING PRICE    INVESTED    PRICE      OFFERING PRICE
  -----------------    --------   --------   ----------------
Less than $50,000        4.99%      4.75%          4.25%
$50,000 but less than
  $100,000               4.71%      4.50%          4.00%
$100,000 but less
  than $250,000          3.63%      3.50%          3.00%
$250,000 but less
  than $500,000          2.56%      2.50%          2.00%
$500,000 but less
  than $1,000,000        2.04%      2.00%          1.75%
$1,000,000 or more         **         **             **


---------------


*    The Fixed Income Funds include the High
     Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund, the Core Bond Fund and the Municipal Bond Fund.



**   Redemptions subject to CDSC.

--------------------------------------------------------------------------------


There is no initial sales charge on purchases of Class A shares of $1 million or more. However, a CDSC of 1.00% will be imposed on redemptions within one year of purchase and 0.50% within the second year.



In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and current NAV. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. The Distributor receives the entire amount of any CDSC you pay.



WHEN THE SALES CHARGE ON CLASS A SHARES WILL BE REDUCED OR WAIVED



You may reduce or eliminate the initial sales charge through:



- Volume Discount. Purchases of the Funds' Class A Shares made at the same time in related accounts may be aggregated for the purpose of receiving a discounted sales charge. Notice must be given at the time the orders are placed that there are multiple orders which qualify for a reduced sales charge.



- Cumulative Purchase Discount. Purchases of the Funds' Class A Shares may also qualify for a reduced sales charge based on the current total net asset value of your account and any related accounts. Notice must be given at the time the order is placed that it qualifies for a reduced sales charge based on related holdings in existing Fund accounts.



- Letter of Intent. Reduced sales charges may be applied to purchases over a period of 13 months by entering into a Letter of Intent. Your existing holdings may be combined with your new purchases in related accounts to reach the investment commitment of the Letter of Intent. Up to 5% of the stated amount of the Letter of Intent will be held in escrow to cover additional sales charges which may be due if investments over the 13-month period are not sufficient to qualify for the sales charge reduction. The term of the Letter of Intent will begin on the date it is signed or, if you choose, up to 90 days before the date the Letter of Intent is signed. See the Statement of Additional Information and the Fund account application for further details.



- NAV Purchases of Class A Shares. Class A Shares are purchased without an initial sales charge in the following situations. No allowance is paid to the Distributor on such purchases.



   - Current and retired Trustees (and their families);



   - Current and retired employees of American General Corporation and its affiliates (and their families);



   - Directors, officers, employees and, when permitted, registered representatives of financial intermediaries that have entered into a selling agreement with the Distributor;



   - Financial institution trust departments investing in the aggregate more than $1 million in the Funds; and



   - Accounts for which broker-dealers, financial institutions or financial planners charge an account management fee ("wrap accounts");



   - Tax qualified plans with more than $1 million in plan assets;


   - Tax qualified plans purchasing shares with loan repayments from participants; and


   - By a Fund in connection with the acquisition of another investment company.



"Families" include a person's spouse, children under 21 years of age, grandchildren and parents.


The reduced sales charge programs may be changed or discontinued by the Series Company at any time.

Reinstatement Privilege


If you redeem some or all of your Fund shares, you have up to 30 days to reinvest all or part of your redemption proceeds in Class A Shares of the Fund without paying a sales charge. This privilege applies only to redemptions of Class A Shares on which an initial sales change or CDSC was paid or to redemptions of Class A shares of the Fund that you purchased by reinvesting dividends or distributions. You must ask National Financial Data Services, Inc. (the "Transfer Agent") to apply this privilege when you send your payment.



CLASS B SHARES



Class B Shares are sold without an initial sales charge, although a CDSC will be imposed if you sell Class B Shares within a specified period after purchase as shown in the table herein. The following types of shares may be sold without charge at any time: (i) shares acquired by reinvestment of distributions, and
(ii) shares for which the CDSC is waived, as described in "Purchasing and Selling Fund Shares -- When the Contingent Deferred Sales Charge Will be Waived" below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.



YEAR                      1      2      3      4      5     6+
--------------------------------------------------------------
CHARGE                 5.0%   4.0%   3.0%   2.0%   1.0%   0.0%

--------------------------------------------------------------------------------


In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held the longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from a CDSC. Thus, when a share that has appreciated in value is sold during the CDSC period, a CDSC is assessed only on its initial purchase price. The Distributor receives the entire amount of any CDSC you pay. Class B Shares will automatically convert to Class A shares six years after the shares were purchased. See "Purchasing and Selling Fund Shares -- Conversion Feature."



A commission of 4.00% of the purchase amount will be paid to the Distributor at time of purchase. Additionally, the Distributor may pay promotional incentives in the form of cash or other compensation to registered representatives that sell Class B Shares.



WHEN THE CONTINGENT DEFERRED SALES CHARGE WILL BE WAIVED



A CDSC will not be assessed on Class B Shares for:



- exchanges of Class B Shares of one Fund for the same Class of Shares of another Fund;



- redemptions from tax-deferred retirement plans and IRAs for required minimum distributions when you reach age 70 1/2;



- redemptions from tax-deferred retirement plans for returns of excess contributions to the plan, termination of employment, participant loans and hardship withdrawals;



- redemptions as a result of death of the registered investor or in the case of joint accounts, of all registered investors;



- redemptions as a result of the disability of the registered investor (as determined in writing by the Social Security Administration) which occurs after the account was established;



- redemptions for failure to meet minimum account balances; and



- systematic withdrawal amounts provided amounts withdrawn do not exceed on an annual basis 12% of the account value at the time the Transfer Agent receives the request.



DISTRIBUTION AND SERVICE PLAN



The Series Company has adopted a Distribution and Service Plan ("Plan") for Class A and Class B Shares under Rule 12b-1 of the 1940 Act. The Plan compensates the Distributor for services provided and expenses incurred by it as principal underwriter of the Funds' shares. The Plan provides for the payment of a distribution and service fee by the Funds to the Distributor (expressed as a percentage of average net assets) of 0.25% on Class A Shares and 1.00% on Class B Shares.



Under the Plan, the Distributor receives a service fee for providing investor services to Class A and Class B investors, which include establishing and maintaining investor accounts and records, providing investor liaison services, helping with requests to buy and sell shares, receiving and answering correspondence and monitoring dividend payments. In addition, the Distributor receives a distribution fee for selling and promoting Class A and Class B Shares. The Distributor's distribution expenses may include sales commissions and compensation paid to registered representatives, payments to marketing and sales personnel, advertising expenditures and the costs of preparing and distribution promotional material. The Plan authorizes the Distributor to enter into agreements with other broker-dealers and financial intermediaries for the provision of investor and distribution services to the Funds. See the Statement of Additional Information for more information about the Distribution and Service Plan.



HOW TO BUY SHARES



You can buy Fund shares through the Series Company by contacting Transfer Agent, at 1-877-999-2434, or your registered representative or through an automatic investment program.



GENERAL



You must indicate at the time of investment whether you are purchasing Class A Shares or Class B Shares. You also are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to back-up withholding on any distributions, redemptions or disbursements from your account.



A purchase order placed with the Transfer Agent by 3:00 p.m., Houston time each day the New York Stock Exchange is open ("Business Day"), will be effected at the NAV per share next determined on that day, provided you pay the purchase price in immediately available funds. Purchase orders received after 3:00 p.m. and on non-Business Days will be effected at the first NAV determined on the following Business Day.


If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments should be in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. The Series Company reserves the right to reject any purchase order and may suspend sale of Fund shares in response to conditions in the securities markets or for other reasons.

--------------------------------------------------------------------------------


All checks should be made payable to the Fund(s) in which you are investing, or its authorized agent.



OPENING YOUR ACCOUNT



To open your account, contact your registered representative or complete the enclosed application and return it to the Transfer Agent, or its authorized agent, with your check. PLEASE INDICATE THE FUND AND THE CLASS OF SHARES YOU WISH TO PURCHASE.



ADDING TO YOUR ACCOUNT



To add to your account, contact your registered representative or:



By Mail



Identify the Fund and account number or use the remittance slip attached to your account statement. Send a check payable to the Fund in which you are investing to the following address:



American General Fund Group


P.O. Box 419502


Kansas City, MO 64141-6502



By Wire



Initial or subsequent purchase payments can also be made by Federal Funds wire, transferred along with proper instructions directly to your account. Before an initial wire transfer can be accepted, an account must be established for you. See your registered representative or call 1-877-999-2434 for further instructions. Your financial institution may charge a fee for wiring funds to your account. Consult your bank for information on remitting funds by wire and any associated bank charges.



By Telephone



This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make a purchase by telephone, your pre-designated bank account will be debited for the desired amount. You can establish this privilege when you open your account, or, if your account is already established, call 1-877-999-2434 to request the appropriate form. This option will become effective 10 days after the form is received.



AUTOMATIC INVESTMENT PROGRAMS



Automatic Investing



Money is automatically transferred from your bank account to your Fund account monthly or quarterly. The minimum amount per transfer is $25 per Fund account. This privilege may be set up when your account is opened or at any later date by completing the appropriate section of the Fund application. You may discontinue your participation in this program at any time.



Payroll Deduction



If your employer can initiate an automatic payroll deduction, you may make regular investments of $50 or more per Fund account up to once per month from your paycheck. To obtain information on establishing this option call 1-877-999-2434.



Systematic Exchange



In order to assist you in a dollar-cost averaging purchase program, you may designate the amount of money ($25 minimum per Fund account) to be automatically exchanged from one Fund to another once per month. In order to set up this option, you must have at least $5,000 in the Fund from which you are exchanging. You may discontinue your participation in this program at any time. For more information on how to establish this option, call 1-877-999-2434.



HOW TO EXCHANGE SHARES



On any Business Day you may exchange your shares for shares of another Fund of the same Class.



By Mail



To exchange your shares, your written request should include the following information:



- the name of the Fund(s) exchanging out of and in to;



- the account number(s);



- the amount of money or number of shares being redeemed;



- the name(s) on the account;



- the signature(s) of all registered owners, see "How to Sell (Redeem) Shares" for more information about the signature requirements based on the type of account; and



- your daytime telephone number.



By Telephone



Accounts are automatically eligible for the telephone exchange option unless this privilege was declined on the application or otherwise in writing. Call 1-877-999-2434 with the same information as noted above.



General Exchange Policies



- Exchanges between accounts will only be accepted if the registrations are identical.



- Because excessive trading can hurt Fund performance and investors, the Distributor may refuse any exchange purchase if (1) the Distributor believes the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.



- If you are exchanging Class A Shares of the Money Market Fund or the Municipal Money

--------------------------------------------------------------------------------


Market Fund for Class A Shares of any other Fund with a sales charge, you will pay a sales charge at the time of the exchange.



- Shares of the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, the Domestic Bond Fund and the Municipal Bond Fund may not be exchanged for shares of any other Fund without the assessment of a sales charge within 90 days of the date of purchase.



- An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a nontax-deferred account.



- If you are exchanging Class B shares, no CDSC is charged at the time of the exchange.



We may modify or terminate the Series Company's exchange policies upon 60 days prior written notice.



HOW TO SELL (REDEEM) SHARES



THROUGH YOUR REGISTERED REPRESENTATIVE



You may sell your shares on any Business Day by contacting your representative or the Transfer Agent.



THROUGH THE TRANSFER AGENT



By Mail



Send a written request, signed by each owner (if joint account) to the Transfer Agent, or its authorized agent, at the following address:



         American General Fund Group


         P.O. Box 419502


         Kansas City, MO 64141-6502



PLEASE INDICATE THE FUND AND THE CLASS OF SHARES YOU WISH TO SELL.



By Wire



As soon as appropriate information regarding your bank account has been established for your Fund account, you may write or telephone redemption requests to the Transfer Agent, and redemption proceeds will be wired in Federal Funds to the commercial bank you have specified. Information regarding your bank account may be provided on the account application or in a signature guaranteed letter of instruction to the Transfer Agent. Signature guarantee requirements are discussed herein.



Redemption proceeds will normally be wired the next Business Day following the day on which your request and any other necessary documents have been received by the Transfer Agent, or its authorized agent. Requests must be for at least $500 and may be subject to limits on frequency and amount. A charge of $25 may be imposed for wire redemptions. Wire privileges may be modified or suspended at any time.



Contact your bank for information on any charges imposed by the bank in connection with receipt of redemptions by wire.



By Telephone



Accounts (other than IRAs) have this option unless this option was specifically declined on the application or in writing. You may redeem up to $50,000 daily from your account by calling 1-877-999-2434 before 3:00 p.m. Houston time. Checks will be sent to the address of record.



AUTOMATIC REDEMPTIONS



Systematic Withdrawals



You may provide for the automatic redemption of a specific dollar amount from your account on a regular basis. The minimum amount of a withdrawal is $50 and the minimum account size is $5,000. If you own Class B Shares you may redeem up to 12% annually of your initial account without incurring a CDSC.



Automated Clearing House ("ACH") Deposits



If your bank is a member of ACH, you may elect to have the redemption proceeds of your Class A Shares electronically transferred into your bank account. Redemption proceeds transferred to your bank account via the ACH plan are credited to your account on the second Business Day following the date redemption proceeds are paid. To participate in the ACH plan, you must fill out the appropriate section of your account application and include a voided check or deposit slip from your bank. You may terminate your participation in the ACH plan at any time by submitting a written request to the Transfer Agent.



Check Writing Privilege



If you hold Class A shares of the Money Market Fund or the Municipal Money Market Fund and you complete the appropriate section of the account application, you may redeem shares of a Fund by writing checks on your account. The Transfer Agent will provide you with a supply of checks drawn on State Street Bank and Trust Company ("Bank"), which you may write in amounts of $100 or more.



When one of your checks is presented to the Bank for payment, the Transfer Agent will redeem the number of Class A shares required to cover the amount of the check at the next determined NAV. Check writing redemptions represent a sale of your Class A shares. Any gain or loss realized on the sale of your Class A Shares is a taxable event.



Checks will not be honored for the redemption of your Class A Shares that you have held for less than 15 calendar days, unless you have paid for them by bank wire. If you have written a check for an amount that exceeds the value of your Class A Shares, the check will be returned to you and you may incur additional charges. You may not liquidate your entire account by writing a check.

--------------------------------------------------------------------------------


The Series Company or the Bank may terminate or suspend the check writing privilege at any time. If your account is subject to backup withholding you are not eligible for the privilege.



Minimum Accounts



The Fund reserves the right to redeem any account if, after 60 days written notice, the account's value remains below a $2,000 minimum balance ($500 for UGMA, UTMA and automatic investment program accounts).



General Redemption Policies



- Redemption orders are effected at the NAV per share next determined after receipt of the order in proper form by the Transfer Agent. When you redeem your Class B Shares within five years of purchase, you may be subject to a CDSC as set forth in this Prospectus.



- Redemption requests must be signed by each investor, including each joint investor. When redeeming shares, you should indicate whether you are redeeming Class A or Class B Shares. If you own both Class A and Class B Shares, Class A Shares will be redeemed first unless you request otherwise. Certain types of redemption requests will need to include a signature guarantee. Signature guarantees must accompany redemption requests for: (1) an amount in excess of $50,000; or (2) any amount if the redemption proceeds are to be sent somewhere other than the address of record on the Series Company's books or if the current address of record has not been on the books for 60 days.



- You may obtain a signature guarantee from: (1) a bank which is a member of the FDIC; (2) a trust company; (3) a member firm of a national securities exchange; or (4) another eligible guarantor institution. Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed." A notary public cannot provide a signature guarantee.



- The Series Company ordinarily will make payment for all shares redeemed within three Business Days after the Transfer Agent receives a request in proper form, except as provided by the rules of the SEC. However, if the shares to be redeemed have been purchased by check, the Fund will, upon the clearance of the purchase check, mail the redemption proceeds. It may take up to 15 days for the purchase check to clear. This does not apply to situations where a Fund receives payment via immediately available funds for the purchase of shares.



NET ASSET VALUE OF THE SERIES COMPANY SHARES


How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:


Step 1:
     Total value of the Fund's
     assets* (including money           The Fund's
     owed to the Fund but not yet       Total Net Asset
     collected)                      =  Value
-    The Fund's liabilities
     (including money owed by the
     Fund but not yet paid)

Step 2:
     The Fund's total net asset
     value (from Step 1)
/    The total number of the
     Fund's shares that are             NET ASSET VALUE
     outstanding.                    =  PER SHARE


---------------


* The Series Company uses the fair market value of a Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Municipal Money Market Fund's and the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.


If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4 pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

ABOUT THE SERIES COMPANY

--------------------------------------------------------------------------------


SERIES COMPANY SHARES



The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. The Series Company was organized on March 16, 1998, under the laws of the state of Delaware as a business trust, and presently is authorized to sell 23 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into class. Presently, 18 series offer four classes of shares and 5 series offer two classes of shares. Additional series and classes may be established from time to time in accordance with provisions of the Series Company's Declaration of Trust.



Each class of shares represents an interest in the same assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee, if any. Except as described herein, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each of the shares of a Fund is entitled to its portion of all of the Fund's net assets after all debts and expenses of the Fund have been paid. Since Class B Shares pay higher distribution fees and transfer agent costs, the liquidation proceeds to Class B shareholders are likely to be lower than to Class A investors.


The Series Company does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares of the Series Company may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Series Company will assist such holders in communicating with other shareholders of the Series Company to the extent required by the 1940 Act. More detailed information concerning the Series Company is set forth in the Statement of Additional Information.

The Series Company's Declaration of Trust provides that no Trustee, officer or shareholder of the Series Company shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Series Company but the assets of the Fund only shall be liable.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income


Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Except for the Municipal Bond Fund and the Municipal Money Market Fund, each Fund's dividends from net investment income are taxable as ordinary income. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. However, you may elect to receive dividends in cash or in shares of the Money Market Fund or the Municipal Money Market Fund on your purchase application. The Money Market Fund and the Municipal Money Market Fund pay dividends daily. The High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund, the Core Bond Fund and the Municipal Bond Fund declare dividends daily and distribute such dividends monthly. All of the other Funds pay dividends quarterly, except the International Growth Fund and the International Value Fund, which pay dividends semi-annually.


Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds, except the Lifestyle Funds, may, with respect to 75% of their total assets, invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.


The Lifestyle Funds are "non-diversified" under the 1940 Act, which means that the Lifestyle Funds are not limited in the proportion of their assets that may be invested in the securities of a single issuer.



Also, the Municipal Money Market Fund and the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).


TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a


VALIC INVESTMENT


SERVICES COMPANY


(the Distributor) acts as the


Series Company's


distributor.



See the Statement of Additional


information for further tax


discussions. You should also


consult your tax advisor


before investing.

--------------------------------------------------------------------------------

RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on.

Shareholder Meetings

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

  - to approve certain agreements as required by the 1940 Act;

  - to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

  - to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.


Controlling Shareholder


VALIC, as the initial sole shareholder of each of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely affect the rights of future shareholders.

YEAR 2000 RISKS


VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.



These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation. VALIC expects to complete the forgoing activities for all critical business systems relevant to the Series Company by December 1998. Accordingly, VALIC has no contingency plans because any open Year 2000 issues may be addressed in 1999.



In addition, the Series Company and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.



Through June 30, 1998 VALIC has incurred and expensed $13 million (pretax) related to Year 2000 readiness, including $6.5 million incurred during the first six months of 1998. VALIC currently anticipates that it will incur future costs of $3 million (pretax) for additional internal staff, third party vendors, and other expenses to achieve Year 2000 readiness.


Due to the magnitude and complexity of this project, risks and uncertainties exist. If conversion of VALIC's systems is not completed on a timely basis (due to non-performance by significant third-party vendors or other unforeseen circumstances), or if significant third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issue could have a material adverse impact on the operations of VALIC and the Series Company.


EURO CONVERSION



The planned introduction of a single European currency, the Euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union (EMU) presents unique risks and uncertainties for investors in those countries. The European Union currently consists of: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The risks associated with the introduction of the Euro include: (i) whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date;
(ii) the creation of suitable clearing and settlement payment schemes for the Euro; (iii) the legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; (iv) the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; and (v) whether the interest rate, tax and labor regimes of the European countries participating in the Euro will converge over time. Further, the conversion of the currencies of other EMU countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the EMU could adversely affect the Euro. These or other factors may cause market disruptions before or after the introduction of the Euro and could adversely affect the value of foreign securities and currencies held by the Funds.

--------------------------------------------------------------------------------


Additionally, while it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and VALIC and the Sub-advisers may need to adapt their investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies. Also, the transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.


REPORTS


The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to investors.


If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number/address found on the cover page of this prospectus.

APPENDIX -- DESCRIPTION OF BOND RATINGS


--------------------------------------------------------------------------------



MOODY'S INVESTORS SERVICE



Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Nonrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



Should no rating be assigned, the reason may be one of the following:



1. An application for rating was not received or accepted.



2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.



3. There is a lack of essential data pertaining to the issue or issuer.



4. The issue was privately placed, in which case the rating is not published in Moody's publications.



Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.



STANDARD & POOR'S CORPORATION



AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.



AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.



A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



CI: The rating CI is reserved for income bonds on which no interest is being paid.



D: Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.



Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.



PREFERRED STOCK RATINGS



Both Moody's and Standard & Poor's use the same designations for corporate bonds as they do for preferred stock, except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality distinctions are comparable to those described above for corporate bonds.

APPENDIX -- DESCRIPTION OF MUNICIPAL BOND RATINGS

--------------------------------------------------------------------------------


MOODY'S



AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.



A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



BAA: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.



BA: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



CON.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.



S&P



AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.



AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.



A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.



BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.



Note: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.



FITCH



AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.



AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.



A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.



BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.



BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.



Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.

APPENDIX -- DESCRIPTION OF MUNICIPAL NOTE RATINGS

--------------------------------------------------------------------------------


MOODY'S



Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:



MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.



MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.



MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.



MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.



S&P



Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.



SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.



SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

APPENDIX -- DESCRIPTION OF COMMERCIAL PAPER RATINGS

--------------------------------------------------------------------------------


MOODY'S



Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:



P-1 (PRIME-1): Superior capacity for repayment.



P-2 (PRIME-2): Strong capacity for repayment.



S&P



S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:



A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.



A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.



A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



FITCH



Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.



F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.



F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.



F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.



F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.



LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to American General Fund Group Customer Service, P.O. Box 419502, Kansas City, Missouri 64141-6502 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-877-999-2434.


 ................................................................................

--------------------------------------------------------------------------------

  Please send me a free copy of the Statement of Additional Information for American General Series Portfolio Company 2.

  Name: ______________________________________________________________________

  Address: ___________________________________________________________________

  Social Security Number: ____________________________________________________

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


INVESTMENT ADVISER:


The Variable Annuity Life Insurance Company


2929 Allen Parkway


Houston, Texas 77019



INVESTMENT SUB-ADVISERS:


American General Investment Management, L.P.


2929 Allen Parkway


Houston, Texas 77019



Bankers Trust Company


130 Liberty St.


New York, New York 10006



Brown Capital Management, Inc.


809 Cathedral Street


Baltimore, Maryland 21201



Capital Guardian Trust Company


333 South Hope Street


Los Angeles, California 90071



Fiduciary Management Associates, Inc.


55 West Monroe Street


Suite 2550


Chicago, Illinois 60603



Goldman Sachs Asset Management


One New York Plaza


New York, New York 10004



J.P. Morgan Investment Management Inc.


522 Fifth Avenue


New York, New York 10036


Jacobs Asset Management


200 East Broward Boulevard


Suite 1920


Fort Lauderdale, Florida 33301


Neuberger&Berman Management Inc.


605 Third Avenue


Second Floor


New York, New York 10158-0180


State Street Global Advisors


2 International Place


Boston, Massachusetts 02110


DISTRIBUTOR:


VALIC Investment Services Company


2929 Allen Parkway


Houston, Texas 77019


CUSTODIAN:


State Street Bank and Trust Company


225 Franklin Street


Boston, Massachusetts 02110


INDEPENDENT AUDITORS:


Ernst & Young LLP


1221 McKinney Street


Houston, Texas 77010


TRANSFER AND SHAREHOLDER SERVICE AGENT:


National Financial Data Services, Inc.


330 West 9th Street


Kansas City, Missouri 64105



                             TRUSTEES AND OFFICERS



        TRUSTEES            OFFICERS
        --------            --------
Judith L. Craven            Thomas L. West, Jr.        Chairman
Timothy J. Ebner            John A. Graf               President
Gustavo E. Gonzales, Jr.    Craig R. Rodby             Vice Chairman
John A. Graf                John E. Arant              Executive Vice President
Norman Hackerman            Michael G. Atnip           Executive Vice President
John Wm. Lancaster          Joe C. Osborne             Executive Vice President
Ben H. Love                 Peter V. Tuters            Senior Investment Officer
John E. Maupin, Jr.         Teresa S. Moro             Vice President and Investment Officer
F. Robert Paulsen           William Trimbur, Jr.       Vice President and Investment Officer
Craig R. Rodby              Brent C. Nelson            Vice President
R. Miller Upton             Cynthia A. Toles           Vice President and Secretary
Thomas L. West, Jr.         Nori L. Gabert             Vice President and Assistant Secretary
                            Maruti D. More             Vice President-Investments
                            Gregory R. Seward          Treasurer
                            Kathryn A. Pearce          Controller
                            Cynthia A. Gibbons         Assistant Vice President
                            Jaime M. Sepulveda         Assistant Treasurer
                            Donna L. Hathaway          Assistant Controller
                            Earl E. Allen, Jr.         Assistant Treasurer



Printed Matter


Printed in U.S.A.


VA 108561 VER. 11/98                                        Recycled Paper  LOGO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN
FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO
THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION

                 PRELIMINARY PROSPECTUS DATED OCTOBER 15, 1998

AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 2
INSTITUTIONAL CLASS I SHARES                             2929 ALLEN PARKWAY
                                                         HOUSTON TEXAS 77019

                                                         OCTOBER 15, 1998

PROSPECTUS


The American General Series Portfolio Company 2 (the "Series Company") is a mutual fund made up of 23 separate Funds (the "Funds"), 18 of which are described in detail in this prospectus. Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 18 Funds available under this prospectus:


ACTIVELY MANAGED EQUITY FUNDS:

     AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND")

     Long-term capital appreciation through investments in non-U.S. companies, the majority of which are expected to be in developed markets.


     AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND")

     Long-term growth through investments in large cap U.S. issuers. Dividend income is a secondary objective.


     AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND")

     Capital appreciation through investments in medium capitalization equity securities. Current income is a secondary objective.


     AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND")

     Long-term growth through investments in small growth companies.


     AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

     AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
     Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

     AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")

     Growth through investments in medium capitalization companies.


     AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.

SPECIALTY EQUITY FUND:

     AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND")

     Growth through investments in companies meeting social criteria of the Fund.


BALANCED FUND:

     AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
     Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.


INCOME FUNDS:



     AMERICAN GENERAL HIGH YIELD BOND FUND ("HIGH YIELD BOND FUND")


     Highest possible total return and income consistent with conservation of capital through investments in high yielding, high risk fixed income securities. INVESTMENTS OF THIS TYPE ARE REGARDED BY THE RATING AGENCIES AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO AN ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.



     AMERICAN GENERAL STRATEGIC BOND FUND ("STRATEGIC BOND FUND")


     Highest possible total return and income consistent with conservation of capital through investments in income producing securities. THE LOWER RATED FIXED INCOME SECURITIES IN WHICH THE FUND MAY INVEST ARE REGARDED BY THE RATING AGENCIES AS SPECULATIVE WITH RESPECT TO AN ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.



     AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")


     High total return consistent with conservation of capital through investments primarily in investment grade fixed income securities.



     AMERICAN GENERAL CORE BOND FUND ("CORE BOND FUND")


     Highest possible total return consistent with conservation of capital through investments in medium to high quality fixed income securities.



MONEY MARKET FUND:



     AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")


     Income through investments in short-term money market securities.


LIFESTYLE FUNDS:

     AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

     AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
     Growth and current income through investments in Series Company Funds.

     AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
     Current income and a low to moderate level of growth through investments in Series Company Funds.

--------------------------------------------------------------------------------


SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



The Variable Annuity Life Insurance Company ("VALIC") is the Funds' investment adviser. Institutional Class I Shares of these Funds are available to you only through an employer retirement plan purchased through VALIC Investment Services Company (the "Distributor"), an affiliate of VALIC, which establishes an account balance with the Series Company in excess of $5 million. The Distributor may waive the minimum account balance requirement under certain conditions. For full details of Institutional Class I Shares eligibility criteria, see "Purchase and Redemption of Shares.". VALIC is a member of the American General Corporation group of companies.


Because different employer plans contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your employer's plan for a complete list of Funds in which you may invest. BE SURE TO READ ALL PROSPECTUSES AND EMPLOYER PLAN MATERIALS IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.


This prospectus offers Institutional Class I shares of the Funds only. The Funds offer other classes of shares that offer different services to investors and incur different expenses, which would affect performance.



This prospectus sets forth concisely the information you should know before investing in the Funds.



VALIC has filed a Statement of Additional Information, dated October 15, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to American General Series Portfolio Company 2 at the address above or call 1-888-568-2542. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internal web site (http://www.sec.gov).


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE APPROVED OR DISAPPROVED THESE FUNDS. ALSO, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.
                                  DO NOT COPY

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
COVER PAGE
WELCOME.......................................     1

FEE TABLE.....................................     3

ABOUT THE SERIES COMPANY MANAGEMENT...........     5
     Investment Adviser.......................     5
     Investment Sub-advisers..................     5
     Portfolio Manager........................     7
     How Advisers Are Paid for Their
       Services...............................     7
     The Sub-advisers.........................     8
     About the Board of Trustees..............     9

ABOUT THE FUNDS...............................    10
     Growth, Balanced, Income, Stability and
       Lifestyle Categories...................    10
     About Level of Risk......................    10
     About Portfolio Turnover.................    10
     About Fund Performance...................    11

HOW TO READ A FUND FACT SHEET.................    12

SERIES COMPANY FUND FACT SHEETS
     ACTIVELY MANAGED EQUITY FUNDS
          International Growth Fund...........    13
          Large Cap Growth Fund...............    17
          Mid Cap Growth Fund.................    19
          Small Cap Growth Fund...............    22
          International Value Fund............    24
          Large Cap Value Fund................    26
          Mid Cap Value Fund..................    29
          Small Cap Value Fund................    31
     SPECIALTY EQUITY FUND
          Socially Responsible Fund...........    33
     BALANCED FUND
          Balanced Fund.......................    35
     INCOME FUNDS
          High Yield Bond Fund................    38
          Strategic Bond Fund.................    39
          Domestic Bond Fund..................    41
          Core Bond Fund......................    43
     MONEY MARKET FUND
          Money Market Fund...................    46
     LIFESTYLE FUNDS
          Growth Lifestyle Fund...............    48
          Moderate Growth Lifestyle Fund......    50
          Conservative Growth Lifestyle
            Fund..............................    52



                                                PAGE
                                                ----
TYPES OF INVESTMENTS..........................    54
     Equity Securities........................    54
     Fixed Income Securities..................    54
          U.S. Government Securities..........    55
          Mortgage-Related Securities.........    55
          Asset-Backed Securities.............    56
          Loan Participations.................    56
     Variable Rate Demand Notes...............
     Variable Amount Demand Master Notes......    56
     Structured Securities....................    56
     Real Estate Securities...................    57
     Illiquid and Restricted Securities.......    57
     Foreign Securities.......................    57
     Depository Receipts......................    57
     Investment Funds.........................    57
     Foreign Currency.........................    57
     When-Issued Securities...................    58
     Money Market Securities..................    58
     Investment Companies.....................    58
     Derivatives..............................    58
          Options.............................    58
          Call Option.........................    58
          Put Option..........................    58
     Swap Agreements..........................    59
     Warrants and Rights......................    59
     Repurchase Agreements....................    59
     Reverse Repurchase Agreements, Dollar
       Rolls and Borrowings...................    59
     A Word About Risk........................    60
     Investment Practices.....................    61
          Limitations.........................    61
          Lending Portfolio Securities........    61

ABOUT THE SERIES COMPANY......................    62
     Series Company Shares....................    62
     Purchase and Redemption of Shares........    62
     Transfers and Exchanges..................    63
     Net Asset Value of the Series Company
       Shares.................................    63
     Dividends and Capital Gains..............    63
     Diversification..........................    63
     Taxes....................................    64
     Voting Rights............................    64
     Year 2000 Risks..........................    64
     Euro Conversion..........................    64
     Reports..................................    65

Appendix -- Description of Bond Ratings.......    66

Appendix -- Description of Commercial Paper
  Ratings.....................................    68


                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company and any Investment Sub-adviser that we work with. The words you and your mean the participant.

American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998.


The Series Company is an open-end management investment company and currently consists of 23 different Funds, 18 of which are described in detail in this prospectus. VALIC serves as each Fund's Investment Adviser and, in this role, reports directly to the Series Company's Board of Trustees. As Investment Adviser, VALIC oversees the Funds' day-to-day operations, supervise the purchases and sales of Fund investments and performs the cash management function. Investment Sub-advisers make the investment decisions for the Funds that they manage, as described more fully in this prospectus. However, VALIC makes investment decisions for, and is directly responsible for the day-to-day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. For more information, see "About the Series Company's Management" in this prospectus.


Individuals can't invest in the shares of these Funds directly. Instead, they participate through an employer plan that purchases shares of the Funds through the Distributor. Most often employers establish retirement plans so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your employer's plan materials.

After you invest in a Fund, you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your employer plan, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money or leave it in the account until you need it. At a certain age you may be required to begin withdrawals.


All inquiries regarding this prospectus should be directed, in writing, to American General Fund Group Customer Service, P.O. Box 8254, Boston, Massachusetts 02266-8254, or by calling 1-888-568-2542.


Open-end means shares
of the Funds can be
bought or sold by the
Series Company at any
time. Also, there is no limit
on the number of investors
who may buy shares.

                      (This page intentionally left blank)

FEE TABLE
--------------------------------------------------------------------------------


The following tables illustrate the fees and expenses that investors bear directly or indirectly as shareholders of the Funds. Shareholder transaction expenses are the charges that an investor pays to purchase or redeem shares of a Fund. Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' anticipated expenses for the first year of operation on an annualized basis.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                             None
Maximum Sales Load Imposed on Reinvested Dividends            None
Maximum Deferred Sales Load                                   None
Redemption Fees (as a percentage of amounts redeemed, if
  applicable)                                                 None
Exchange Fee                                                  None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

(after expense reimbursements, as a percentage of net assets)

--------------------------------------------------------------------------------

                                              LARGE                  SMALL                    LARGE
                                               CAP                    CAP                      CAP
                              INTERNATIONAL   GROWTH     MID CAP     GROWTH   INTERNATIONAL   VALUE      MID CAP       SMALL CAP
                               GROWTH FUND     FUND    GROWTH FUND    FUND     VALUE FUND      FUND     VALUE FUND     VALUE FUND
                              -------------   ------   -----------   ------   -------------   ------   ------------   ------------
Management Fee                      0.90%      0.55%       0.65%      0.85%        1.00%        0.50%       0.75           0.75%
12b-1 Fee                           0.25%      0.25%       0.25%      0.25%        0.25%        0.25%       0.25%          0.25%
Other Expenses(b)                   0.87%      0.60%       0.77%      0.70%        0.84%        0.60%       0.76%          0.70%
Total Fund Expenses                 2.02%      1.40%       1.67%      1.80%        2.09%        1.35%       1.76%          1.70%
                                  ------      ------     ------      ------      ------       ------      ------         ------
Expense Reimbursement              -0.74%     -0.42%      -0.75%     -0.52%       -0.92%       -0.42%      -0.59%         -0.59%
Total Fund Expenses after
 Reimbursement                      1.28%      0.98%       0.92%      1.28%        1.17%        0.93%       1.17%          1.11%
                                  ======      ======     ======      ======      ======       ======      ======         ======


                                SOCIALLY
                               RESPONSIBLE
                                  FUND
                              -------------
Management Fee                     0.25%
12b-1 Fee                          0.25%
Other Expenses(b)                  2.73%
Total Fund Expenses                3.23%
                                 ------
Expense Reimbursement             -2.55%
Total Fund Expenses after
 Reimbursement                     0.68%
                                 ======



                                                                                                    MONEY       GROWTH
                               BALANCED    HIGH YIELD     STRATEGIC     DOMESTIC        CORE        MARKET     LIFESTYLE
                                 FUND       BOND FUND     BOND FUND     BOND FUND     BOND FUND      FUND       FUND(A)
                              ----------   -----------   -----------   -----------   -----------   --------   -----------
Management Fee                    0.80%        0.70%         0.60%         0.60%         0.50%        0.25%       0.10%
12b-1 Fee                         0.25%        0.25%         0.25%         0.25%         0.25%        0.25%       0.00%
Other Expenses(b)                 0.77%        1.53%         2.46%         0.67%         1.84%        1.75%       0.00%
                                ------       ------        ------        ------        ------       ------      ------
Total Fund Expenses               1.82%        2.48%         3.31%         1.52%         2.59%        2.25%       0.10%
Expense Reimbursement            -0.87%       -1.35%        -2.28%        -0.61%        -1.66%       -1.57%       0.00%
Total Fund Expenses after
 Reimbursement                    0.95%        1.13%         1.03%         0.91%         0.93%        0.68%       0.10%
                                ======       ======        ======        ======        ======       ======      ======

                               MODERATE     CONSERVATIVE
                                GROWTH         GROWTH
                              LIFESTYLE      LIFESTYLE
                               FUND(A)        FUND(A)
                              ----------   --------------
Management Fee                    0.10%          0.10%
12b-1 Fee                         0.00%          0.00%
Other Expenses(b)                 0.00%          0.00%
                                ------         ------
Total Fund Expenses               0.10%          0.10%
Expense Reimbursement             0.00%          0.00%
Total Fund Expenses after
 Reimbursement                    0.10%          0.10%
                                ======         ======


---------------


(a)




     The Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund seek to accomplish their respective objectives by investing primarily in a number of other Series Company Funds ("Underlying Series Company Funds"). Each Lifestyle Fund will bear indirectly its pro rata share of the fees and expenses incurred by the Underlying Series Company Funds in which the Lifestyle Fund is invested. Each Lifestyle Fund will invest only in Institutional Class II shares of the Underlying Series Company Funds.



(b) Other Expenses, which include custody, accounting, reports to shareholders, audit, legal, administrative, recordkeeping and other miscellaneous services provided to the Funds, are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------


TOTAL COMBINED OPERATING EXPENSES(a)


(including indirect expenses) (after expense reimbursements, as a percentage of net assets)

--------------------------------------------------------------------------------


                                                              ESTIMATED TOTAL COMBINED
                                                               OPERATING EXPENSES(B)
                                                              ------------------------
Growth Lifestyle Fund                                                   1.19%
Moderate Growth Lifestyle Fund                                          1.13%
Conservative Growth Lifestyle Fund                                      1.10%


---------------


(a) Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the Underlying Series Company Funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the Underlying Series Company Funds is maintained.



(b)  Reflects estimated total average weighted combined operating expenses.

---------------


The purpose of the expense tables above is to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear directly or indirectly.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment assuming each Fund's annual return is 5%.


                                         1 YEAR    3 YEARS
                                         ------    -------
International Growth Fund                 $13        $41
Large Cap Growth Fund                     $10        $31
Mid Cap Growth Fund                       $ 9        $29
Small Cap Growth Fund                     $13        $41
International Value Fund                  $12        $37
Large Cap Value Fund                      $ 9        $30
Mid Cap Value Fund                        $12        $37
Small Cap Value Fund                      $11        $35
Socially Responsible Fund                 $ 7        $22
Balanced Fund                             $10        $30
High Yield Bond Fund                      $12        $36
Strategic Bond Fund                       $11        $33
Domestic Bond Fund                        $ 9        $29
Core Bond Fund                            $ 9        $30
Money Market Fund                         $ 7        $22
Growth Lifestyle Fund                     $ 1        $ 3
Moderate Growth Lifestyle Fund            $ 1        $ 3
Conservative Growth Lifestyle Fund        $ 1        $ 3



THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

ABOUT THE SERIES COMPANY'S MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISER


VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC, as of June 30, 1998, had over $8.5 billion in assets under management. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.



VALIC is a member of the American General Corporation group of companies. The American General Corporation group of companies is a leading provider of retirement services, life insurance and consumer loans. Members of the American General Corporation group of companies operate in each of the 50 states and Canada.



As Investment Adviser, VALIC oversees the Funds' day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management function. For the International Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund and the Core Bond Fund, VALIC employs Investment Sub-advisers who make investment decisions for such Fund(s). However, VALIC makes investment decisions for, and is directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it entered into with the Series Company. The Investment Advisory Agreement provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates these expenses to each Fund in a manner approved by the Board of Trustees. After the second year, this agreement will be renewed once each year by the Series Company's Board of Trustees.



One Investment Advisory Agreement dated October 7, 1998 covers all Funds.


For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.


In selecting Sub-advisers, the Series Company's Trustees carefully evaluated:
(i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-adviser's personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.


The Sub-advisers are:


AMERICAN GENERAL INVESTMENT MANAGEMENT, L.P. ("AGIM")



AGIM is the Sub-adviser for the Core Bond Fund, the Strategic Bond Fund and the High Yield Bond Fund. AGIM is a limited partnership whose sole general partner and sole limited partner are wholly-owned subsidiaries of American General Corporation. AGIM provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. As of June 30, 1998, AGIM had approximately $70 billion in assets under management.


BANKERS TRUST COMPANY
("BANKER'S TRUST")


Bankers Trust is one of two Sub-advisers for the Small Cap Value Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of June 30, 1998, Bankers Trust was the seventh largest U.S. financial institution and

VALIC'S ADDRESS is 2929 Allen

Parkway, Houston, Texas 77019.


AGIM'S PRINCIPAL OFFICES


are located at 2929 Allen


Parkway, Houston, Texas 77019.


BANKERS TRUST'S PRINCIPAL OFFICES
are located at 130 Liberty Street,
New York, New York 10006.

--------------------------------------------------------------------------------


managed over $360 billion in assets. Bankers Trust is entirely owned by Bankers Trust Corporation, a bank holding company.


BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")


Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $4 billion in assets as of June 30, 1998.


CAPITAL GUARDIAN TRUST COMPANY
("CAPITAL GUARDIAN")


Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of June 30, 1998, Capital Guardian had more than $79.5 billion in assets under management.


FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")


FMA is one of two Sub-advisers for the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profitsharing plans, trusts, estates and other institutions as well as individuals. As of June 30, 1998, FMA had over $1.9 billion in assets under management.


GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")


GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of June 30, 1998, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $162.2 billion.


J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JP MORGAN")


JP Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JP Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of June 30, 1998, JP Morgan and its affiliates employed over 300 analysts and portfolio managers around the world and had more than $300 billion in assets under management.


JACOBS ASSET MANAGEMENT


Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of June 30, 1998, Jacobs Asset Management had more than $431 million in assets under management.



NEUBERGER & BERMAN MANAGEMENT INC. ("N&B MANAGEMENT")



N&B Management is the Sub-adviser for the Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of June 30, 1998, N&B Management and its affiliates managed approximately $59 billion in aggregate net assets, including approximately $24 billion in mutual funds assets.


STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")


State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $390 billion under management as of June 30, 1998.


BROWN CAPITAL MANAGEMENT'S
PRINCIPAL OFFICES are located at
809 Cathedral Street, Baltimore,
Maryland 21201.

CAPITAL GUARDIAN'S PRINCIPAL
OFFICES are located at 333 South
Hope Street, Los Angeles,
California 90071.

FMA'S PRINCIPAL OFFICES are located
at 55 West Monroe Street, Suite #2550,
Chicago, Illinois 60603.

GSAM'S PRINCIPAL OFFICES are located at One New York Plaza, New York, New York 10004.

JP MORGAN'S PRINCIPAL OFFICES are located at 522 Fifth Avenue, New York, NY
10036.


JACOBS ASSET MANAGEMENT'S

PRINCIPAL OFFICES are located at 200 East Broward
Boulevard, Suite 1920,
Fort Lauderdale, Florida 33301.

N&B MANAGEMENT'S PRINCIPAL OFFICES are located 605 Third Avenue, Second Floor, New York, New York 10158-0180.

STATE STREET GLOBAL ADVISOR'S
PRINCIPAL OFFICES are located at
2 International Place, Boston,
Massachusetts 02110.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER


A manager is a person or team of persons VALIC or one of its Sub-advisers has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.


HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

International Growth Fund         0.90% on the first $100 million
                                  0.80% on assets over $100 million
Large Cap Growth Fund             0.55%
Mid Cap Growth Fund               0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets over $50 million
Small Cap Growth Fund             0.85%
International Value Fund          1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets over $250 million
Large Cap Value Fund              0.50%
Mid Cap Value Fund                0.75% on the first $100 million
                                  0.725% on the next $150 million
                                  0.70% on the next $250 million
                                  0.675% on the next $250 million
                                  0.65% on the assets over $750 million
Small Cap Value Fund              0.75% on the first $50 million
                                  0.65% on the assets over $50 million


Socially Responsible
 Fund                    0.25%
Balanced Fund            0.80% on the first $25 million
                         0.65% on the next $25 million
                         0.45% on assets over $50 million
High Yield Bond Fund     0.70% on the first $200 million
                         0.60% on the next $300 million
                         0.55% on assets over $500 million
Strategic Bond Fund      0.60% on the first $200 million
                         0.50% on the next $300 million
                         0.45% on assets over $500 million
Domestic Bond Fund       0.60% on the first $50 million
                         0.45% on the next $50 million
                         0.43% on the next $200 million
                         0.40% on the assets over $300 million
Core Bond Fund           0.50% on the first $200 million
                         0.45% on the next $300 million
                         0.40% on assets over $500 million
Money Market Fund        0.25%
Conservative Growth
 Lifestyle Fund          0.10%
Moderate Growth
 Lifestyle Fund          0.10%
Growth Lifestyle Fund    0.10%



The Investment Advisory Agreement VALIC entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.



As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the Underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.



From time to time VALIC, the Sub-advisers and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

--------------------------------------------------------------------------------

THE SUB-ADVISERS


The Funds do not pay the Sub-advisers directly. According to the agreements, VALIC pays them periodically a fee based on the Fund's average daily net asset values. VALIC pays them a percentage of what is paid to us by the Funds. VALIC and the Sub-advisers may agree to change the amount of money VALIC pays them. Any such change increasing the charge paid by a Fund to VALIC would have to be approved by the Series Company Board of Trustees and the shareholders of the Fund.



The Series Company was issued an exemptive order by the SEC on September 9, 1998 for an exemption (the "Exemption") from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things: (1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the initial shareholder of each Fund on October 7, 1998 consented to permit VALIC to terminate, replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.



Under the Investment Sub-advisory Agreement we have with AGIM, we pay AGIM a monthly fee based on the average daily net asset values for the Core Bond Fund at an annual rate of 0.25% of the first $200 million, 0.20% of the next $300 million and 0.15% on assets over $500 million and the Strategic Bond Fund at an annual rate of 0.35% of the first $200 million, 0.25% of the next $300 million and 0.20% on assets over $500 million. We pay AGIM a monthly fee based on the average daily net asset values of the High Yield Bond Fund at an annual rate of 0.45% of the first $200 million, 0.35% of the next $300 million and 0.30% on assets over $500 million.



Under the Investment Sub-advisory Agreement we have with Bankers Trust, we pay Bankers Trust monthly fees based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at an annual rate of 0.03%.



Under the Investment Sub-advisory Agreement we have with Brown Capital Management, we pay Brown Capital Management a monthly fee based on the average daily net asset values of the Mid Cap Growth Fund at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% on assets over $50 million.



Under the Investment Sub-advisory Agreement we have with Capital Guardian, we pay Capital Guardian a quarterly fee based on the average daily net asset values of the International Value Fund at an annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% on assets over $250 million and the Domestic Bond Fund at an annual rate of 0.35% of the first $50 million, 0.20% on the next $50 million, 0.18% on the next $200 million and 0.15% of assets over $300 million. We pay Capital Guardian quarterly fees based on the average daily net asset values of the Balanced Fund at an annual rate of 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% on assets over $50 million. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million, and a 12.5% discount to all fees if total fees exceed $12 million.



Under the Investment Sub-advisory Agreement we have with FMA, we pay FMA a monthly fee based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at the annual rate of 0.50% of the first $50 million and 0.40% on assets over $50 million.



Under the Investment Sub-advisory Agreement we have with GSAM, we pay GSAM a monthly fee based on the average daily net asset values of the Large Cap Growth Fund at the annual rate of 0.30%.



Under the Investment Sub-advisory Agreement we have with JP Morgan, we pay JP Morgan a monthly fee based on the average daily net asset values of the Small Cap Growth Fund at the annual rate of 0.60%.


For more information on WHAT THE SUB-ADVISERS ARE PAID, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

--------------------------------------------------------------------------------


Under the Investment Sub-advisory Agreement we have with Jacobs Asset Management, we pay Jacobs Asset Management a monthly fee based on the average daily net asset values of the International Growth Fund at an annual rate of 0.65% of the first $100 million and 0.55% on assets over $100 million.



Under the Investment Sub-advisory Agreement we have with N&B Management, we pay N&B Management a monthly fee based on the average daily net asset values of the Mid Cap Value Fund at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% on assets over $750 million.



Under the Investment Sub-advisory Agreement we have with State Street Global Advisors, we pay State Street Global Advisors a monthly fee based on the average daily net asset values of the Large Cap Value Fund at the annual rate of 0.25% but no less than $50,000 per year.



According to the agreements VALIC has with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.


The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.


The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into written contracts, as required by the 1940 Act, to allow the Sub-advisers' affiliates to effect these types of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.



VALIC and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.


ABOUT THE BOARD OF TRUSTEES

The Series Company Board of Trustees currently consists of twelve members: nine are independent Trustees and three are VALIC employees.

The Board of Trustees may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund

BALANCED CATEGORY

(COMBINATION OF GROWTH AND INCOME CATEGORIES)



The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. The Fund in the balanced category seeks to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.



Series Company Balanced Category includes:


  Balanced Fund

INCOME CATEGORY


Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on a Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to a Fund on a regular basis.


Series Company Income Category includes:


  High Yield Bond Fund


  Strategic Bond Fund

  Domestic Bond Fund

STABILITY CATEGORY


The Fund in the stability category provides liquidity, protection of capital and current income through investments in high quality securities.


Series Company Stability Category includes:

  Money Market Fund


LIFESTYLE CATEGORY



The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The Lifestyle Funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.



A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Company Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.


Series Company Lifestyle Category includes:

  Growth Lifestyle Fund
  Moderate Growth Lifestyle Fund
  Conservative Growth Lifestyle Fund

ABOUT LEVEL OF RISK


The risks involved in each Fund are described in each Fund's Fact Sheet. These risks may include market risk, credit risk, interest rate risk, manager risk and risk associated with foreign securities. These risks are described in the "Types of Investments" section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.


ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds

--------------------------------------------------------------------------------


sell and buy investments as part of their investment strategy.



High portfolio turnover may cause a Fund's expenses to increase. For example, a Fund may have to pay brokerage fees and other related expenses.



The anticipated annual portfolio turnover rates for each of the Funds except the Money Market Fund are as follows:



                                ANTICIPATED
                                 PORTFOLIO
        NAME OF FUND           TURNOVER RATE
        ------------           -------------
International Growth Fund             50%
Large Cap Growth Fund              50-75%
Mid Cap Growth Fund                30-60%
Small Cap Growth Fund                100%
International Value Fund             150%
Large Cap Value Fund                 100%
Mid Cap Value Fund                   100%
Small Cap Value Fund                 100%
Socially Responsible Fund            120%
Balanced Fund                        150%
High Yield Bond Fund             100-200%
Strategic Bond Fund              100-200%
Domestic Bond Fund                   150%
Core Bond Fund                   100-200%
Growth Lifestyle Fund              10-20%
Moderate Growth Lifestyle          10-20%
  Fund
Conservative Growth Lifestyle      10-20%
  Fund



A portfolio turnover rate of 100% or more a year is considered high. A high rate increases a Fund's transaction costs and expenses.


ABOUT FUND PERFORMANCE


From time to time, the Series Company may advertise Fund performance information such as Fund average annual total return and index total return. Information as to how this Fund performance information is calculated appears in the Statement of Additional Information.

HOW TO READ A FUND FACT SHEET

--------------------------------------------------------------------------------


FUND HIGHLIGHTS-----------------------------------------------------------------
Gives you a quick recap of each Fund.

FUND NAME-----------------------------------------------------------------------

INVESTMENT ADVISER; INVESTMENT SUB-ADVISER--------------------------------------
They make the investment decisions for the Fund. See "About the Series
Company's Management" for more information.

PORTFOLIO MANAGER---------------------------------------------------------------
Some Funds have a specific person or persons assigned as the portfolio manager. The person is described here. The portfolio manager's role is explained in "About the Series Company's Management."

INVESTMENT OBJECTIVE------------------------------------------------------------
This is the goal of the Fund, which is set by the Series Company Board of Trustees.

INVESTMENT RISK-----------------------------------------------------------------
Shows some of the investment risks of the Fund.

INVESTMENT STRATEGY-------------------------------------------------------------
This section explains how the Investment Advisers go about meeting the Fund's Investment Objective.

FUND INVESTMENTS----------------------------------------------------------------
Shows the types of investments the Fund makes.

PERFORMANCE INFORMATION OF OTHER INVESTMENT COMPANIES AND PRIVATE ACCOUNTS------ This shows the average annual total return for a mutual fund, a managed account or a composite of mutual funds and/or managed accounts, managed in substantially the same manner as a Fund, for the time period ended March 31, 1998. Although these numbers represent the returns as of that date, they do not represent performance information since that date. Performance information for periods since June 30, 1998 may be significantly different (lower) than the performance shown. Information about how the mutual fund, managed account or composite performed for the period shown is presented net of fees and expenses.



                                    [CHART]

INTERNATIONAL GROWTH


FUND


Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM CAPITAL
                     APPRECIATION THROUGH
                     INVESTMENTS IN NON-U.S.
                     COMPANIES, THE MAJORITY OF
                     WHICH ARE EXPECTED TO BE IN
                     DEVELOPED MARKETS
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Jacobs Asset Management



PORTFOLIO MANAGER



This Fund is managed by an investment committee comprised of the following individuals: Daniel L. Jacobs, Wai W. Chin, Robert J. Jurgens and Cynthia A. New. Mr. Jacobs has been President of the Sub-adviser since July 1, 1995. From 1984 to 1995, Mr. Jacobs was Executive Vice President and Director of Templeton Investment Counsel. Mr. Jacobs was portfolio manager of Templeton's Smaller Companies Growth Fund and Templeton Variable Product Series Fund -- Templeton International Fund. Ms. Chin has been Managing Director of Asian Research and Portfolio Management of the Sub-adviser since July 1995. Prior to this, Ms. Chin was Vice President of the Global Equity Group of Scudder, Stevens & Clark from 1989 to April 1995. Mr. Jurgens has been Managing Director of European Research and Portfolio Management of the Sub-adviser since August 1995. From 1993 to 1995, Mr. Jurgens was Vice President and head of AIG Global Investors' International Equity Division. Ms. New has been Director, Latin American Research, of the Sub-adviser since July 1998. Prior to this, Ms. New was an equity analyst at Pioneer Management Corporation from December 1997 to June 1998 and was at Templeton International Council from June 1993 to December 1997, where she had research and portfolio management responsibilities for developed and emerging market corporate and government debt securities.



INVESTMENT OBJECTIVE



Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.



INVESTMENT RISK



As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have, including foreign political and economic developments, fluctuations in foreign exchange rates and limited publicly available information. For a further explanation of the risks associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will diversify its investments among developed and emerging market countries. The Fund will focus its emerging market investments on those countries in which the Sub-adviser believes the economies are developing and the markets are becoming more sophisticated. An "emerging market country" is any country which, in the opinion of the Sub-adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (the World Bank) and the International Finance Corporation. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging countries is not feasible or may involve unacceptable political risks.



We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities including those of smaller capitalization companies.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

INTERNATIONAL GROWTH FUND



Fund Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Foreign equity securities**    at least 85%
  Equity securities including
  common stock, preferred
  stock, convertible
  preferred stock, rights and
  warrants, and American
  Depository Receipts
  ("ADRs"), European
  Depository Receipts ("EDRs") and Global
  Depository Receipts ("GDRs")
--------------------------------------------
Equity securities of issuers   up to 40%
  in emerging countries***
--------------------------------------------
Equity securities of small     generally 50%
  capitalization
  companies****
--------------------------------------------
Equity securities of open-end  up to 10%
  or closed-end investment
  companies
--------------------------------------------
Forward currency exchange      up to 100%
  contracts
--------------------------------------------
Illiquid securities*****       up to 15%
--------------------------------------------
Rule 144A securities (liquid)  up to 25%
--------------------------------------------
Short-term investments******   up to 10%
--------------------------------------------



     * At time of purchase.


    ** We intend to invest at least 85% of this Fund's total assets in the equity securities of at least three countries outside the United States.


   *** "Emerging countries" are countries with economies or securities markets that are considered by the Sub-adviser not to be fully developed. An "emerging country" security is issued by a company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging country.


  **** Small capitalization companies are companies with market capitalizations of less than $1 billion at the time of purchase. In certain countries, companies at the high end of the $1 billion capitalization range would be considered to be mid cap or large cap companies.


 ***** Percent of Fund's net assets applied at all times.


****** For temporary defensive reasons, we may invest up to 100% of the Fund's total assets in short-term (less than twelve months to maturity) securities or cash, including domestic and foreign money market instruments, certificates of deposit, bankers' acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or Prime 1 or Prime 2 by Moody's Investors Services, Inc. ("Moody's") or if unrated, in our opinion of comparable quality. In no event will the Fund purchase short-term securities rated below Baa by Moody's or BBB by S&P. We may do this when we think economic, political or market conditions make it too risky for us to follow our general guidelines.

--------------------------------------------------------------------------------


1. The Templeton Performance Information



The International Growth Fund recently commenced operations and, therefore, has no investment performance record. The performance information shown herein is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart below shows the historical investment performance of the Templeton International Fund, net of fees and expenses, for the year-ended June 30, 1995 and for the period May 1, 1992 to July 30, 1995, during Mr. Jacobs tenure as the portfolio manager. Mr. Jacobs was primarily responsible for the day-to-day management and no other person had a significant role in achieving the Templeton International Fund's performance.



The International Growth Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the International Growth Fund are higher than the total fees incurred by the Templeton International Fund. Consequently, the performance results for the Templeton International Fund would have been lower if the Templeton International Fund had the same expenses as the International Growth Fund. The performance of the Templeton International Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE TEMPLETON INTERNATIONAL FUND WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL WHO MANAGED THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL GROWTH FUND ITSELF.


          AVERAGE ANNUAL TOTAL RETURN OF TEMPLETON INTERNATIONAL FUND



-----------------------------------------------------
         1 YEAR*                SINCE INCEPTION*
-----------------------------------------------------
          10.14%                     12.33%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                      STIPULATED PAYMENT MADE MAY 1, 1992


                                    [CHART]

                          *PERIOD ENDED JUNE 30, 1995



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Growth Fund is likely to differ from the Templeton International Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the International Growth Fund may vary from those of the Templeton International Fund.

--------------------------------------------------------------------------------


2. The Separate Account Performance Information



Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies are substantially similar, though not necessarily identical, to those employed by the Sub-adviser with respect to separately managed accounts of the Sub-adviser ("Separately Managed Accounts"). The chart herein shows the historical investment performance for a composite of the Sub-adviser's Separately Managed Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the International Growth Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all Separately Managed Accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.



The Separately Managed Accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Separately Managed Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the International Growth Fund are higher than the total fees incurred by the Separately Managed Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser's Separately Managed Accounts had the same expenses as the International Growth Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S SEPARATELY MANAGED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS WHO MANAGE THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL GROWTH FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                            OF SUB-ADVISER COMPOSITE



-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          19.02%                     22.04%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Growth Fund is likely to differ from the Sub-adviser's Separately Managed Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the International Growth Fund may vary from those of the Sub-adviser's Separately Managed Accounts and performance of the International Growth Fund may vary from those of the Sub-adviser Composite.

LARGE CAP GROWTH FUND


Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN LARGE CAP
                     U.S. ISSUERS. DIVIDEND
                     INCOME IS A SECONDARY
                     OBJECTIVE.
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Goldman Sachs Asset Management



PORTFOLIO MANAGER



The Fund is managed by the following individuals: Robert C. Jones; Kent A. Clark; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. From 1987 to 1989, he was the senior quantitative analyst in the Goldman Sachs Investment Research Department and the author of the monthly Stock Selection publication. Mr. Clark, Vice President, joined the Sub-adviser's quantitative equity management team in 1992. Prior to joining the Sub-adviser, Mr. Clark studied for a Ph.D in finance at the University of Chicago. Mr. Pinter, Vice President, joined the Sub-adviser in 1990. From 1985 to 1990, he was a project manager in the Sub-adviser's Information Technology Division. Ms. Brown, Vice President, joined the Sub-adviser in 1998. From 1984 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.


INVESTMENT OBJECTIVE


Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.


INVESTMENT RISK



This Fund invests almost entirely in equity securities. The value of equity securities can rise and fall over both short and long periods of time. The Fund's investments are selected to maintain a risk profile similar to the Russell 1000 Growth Index, and your investment may experience similar changes in value and share similar risks such as market risk, credit risk, interest rate risk and risk associated with foreign securities. For more information about market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests primarily in the equity securities of large cap U.S. issuers. Large cap U.S. issuers include the largest 1,000 companies by market capitalization traded in the United States.



The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.



We follow the guidelines listed below for making the primary investments for this Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of large cap  at least 65%
  U.S. issuers
--------------------------------------------
Other equity securities of      up to 25%
  U.S. and foreign issuers**,
  including convertible
  securities, ADRs and GDRs
--------------------------------------------
Investment grade fixed income   up to 100%
  securities***
--------------------------------------------
Futures and options****         up to 5%
--------------------------------------------
Illiquid securities*****        up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 25%
--------------------------------------------
Warrants and stock purchase     up to 5%
  rights
--------------------------------------------
Investment companies            up to 5%
--------------------------------------------
Unseasoned companies            up to 5%
--------------------------------------------



    * At time of purchase.


   ** This Fund may invest in the equity securities of a foreign issuer only if the securities are traded in the U.S.


  *** For temporary defensive purposes, we may invest up to 100% of the Fund's total assets in fixed income securities, including U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by S&P or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. The Sub-adviser will not necessarily dispose of a fixed income security when its ratings are down graded to below investment grade.


 **** The Fund may purchase or sell futures contracts only with respect to a representative index. At no time will the aggregate margin deposit required on all futures or options held exceed 5% of the Fund's total assets.


***** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Large Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Large Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to sixteen accounts ("Combined Accounts"), including fourteen advisory accounts ("Accounts") and two registered mutual funds ("Funds"). The chart herein shows the historical investment performance for a composite of the Combined Accounts ("Combined Accounts Composite"), which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Large Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of average fees and expenses charged by the Accounts and the Funds. These expenses include investment advisory fees but do not include custodial fees (other than for the mutual funds), which, if included, could lessen the performance presented. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from November 11, 1991 to January 30, 1998.



The Accounts included in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Large Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Large Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE LARGE CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE LARGE CAP GROWTH FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                         OF COMBINED ACCOUNTS COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         51.22%           26.08%           22.95%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Large Cap Growth Fund is likely to differ from the Sub-Adviser's Accounts and Funds in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Large Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Large Cap Growth Fund may vary from that of the Combined Accounts Composite.

MID CAP GROWTH FUND


Fact Sheet

-------------------------------------------------
Investment Goal      CAPITAL APPRECIATION THROUGH
                     INVESTMENTS IN MEDIUM
                     CAPITALIZATION EQUITY
                     SECURITIES. CURRENT INCOME
                     IS A SECONDARY OBJECTIVE.
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Brown Capital Management, Inc.



PORTFOLIO MANAGER



The Fund is managed by a team led by Eddie C. Brown. Mr. Brown is Founder, President and controlling shareholder of the Sub-adviser. Mr. Brown has been with the Sub-adviser since its inception in 1983. Robert E. Hall, Theodore M. Alexander III, Noreen A. Frost, and Stephon A. Jackson assist Mr. Brown in the management of the Fund. Mr. Hall, Senior Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in September 1993. Mr. Alexander, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in October 1995. Prior to this, Mr. Alexander was a Securities Analyst at Legg Mason Wood Walker from June 1994 to October 1995. From June 1990 to January 1994, Mr. Alexander was a Securities Analyst at Alex Brown & Sons, Inc. Ms. Frost, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in February 1996. Prior to this, Ms. Frost was in institutional sales at Duff & Phelps Securities Co. from December 1994 to October 1996. From 1983 to 1993, Ms. Frost was Investment/Broker-Dealer Analyst at Alex Brown & Sons, Inc. Mr. Jackson, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in July 1997. Prior to this, Mr. Jackson was Portfolio Manager/Director of Research at NCM Capital Management from March 1994 to June 1997. From March 1993 to March 1994, Mr. Jackson was an Analyst at Putnam Investments.



INVESTMENT OBJECTIVE



Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective.



INVESTMENT RISK



This Fund invests mostly in equity securities of medium-sized companies that we believe are undervalued in the marketplace. The value of any equity security may rise or fall over long or short periods of time. Although these equity securities present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



This Fund will invest principally in the equity securities of medium capitalization companies. Medium capitalization companies include companies with a market capitalization of $1 to $7 billion. We will seek to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

MID CAP GROWTH FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for this Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of medium     at least 65%
  capitalization companies
--------------------------------------------
Other equity securities         up to 35%
  Common stocks, convertible
  preferred stocks, preferred
  stocks and convertible bonds
  traded on domestic exchanges
  or in over-the-counter
  markets
--------------------------------------------
Foreign equity securities,      up to 10%
  ADRs**
--------------------------------------------
Money market instruments***     up to 10%
  and fixed income
  securities****, U.S.
  Government securities,
  corporate fixed income
  securities**** (including
  those subject to repurchase
  agreements), bankers
  acceptances and certificates
  of deposit of domestic
  branches of U.S. banks,
  commercial paper (including
  variable amount demand
  master notes) rated in one
  of the two highest ratings
  categories of organizations
  or, if not rated, of
  equivalent quality and cash
  and cash equivalents
--------------------------------------------
Illiquid securities*****        up to 10%
--------------------------------------------
Rule 144A securities (liquid)   up to 25%
--------------------------------------------
Real estate securities******    up to 10%
--------------------------------------------



     * At time of purchase.


    ** Foreign equity securities held by this Fund will be held in the form of ADRs.


   *** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.


  **** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


 ***** Percent of Fund's net assets applied at all times.


****** This Fund will not invest directly in real estate, but rather, in interests in or readily marketable securities issued by companies that invest in real estate, including real estate investment trusts (REITs).

--------------------------------------------------------------------------------


The Mid Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to discretionary investment management accounts under their management ("Combined Accounts"). The chart herein shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite") which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Mid Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of account fees and expenses. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from January 1, 1993 to March 31, 1998.



The Combined Accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Combined Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Mid Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MID CAP GROWTH FUND ITSELF.


           AVERAGE ANNUAL TOTAL RETURN OF COMBINED ACCOUNTS COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         47.95%           23.51%           21.86%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1993


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Mid Cap Growth Fund is likely to differ from the Sub-adviser's Combined Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Mid Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Mid Cap Growth Fund may vary from that of the Combined Accounts Composite.

SMALL CAP GROWTH FUND


Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN SMALL GROWTH
                     COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



J.P. Morgan Investment Management Inc.



PORTFOLIO MANAGER



Candice Eggerss, Stephen J. Rich and Saira Malik are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is a Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Mr. Rich is a Vice President and a portfolio manager in the Small Cap Equity Group. In addition to his present position, his seven years of experience in equity portfolio management include positions in the Sub-adviser's Structured Equity and Balanced/Equity groups. Ms. Malik joined the Sub-adviser in 1995 after completing her graduate studies at the University of Wisconsin.


INVESTMENT OBJECTIVE


Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.



INVESTMENT RISK


Small capitalization companies may not have the financial strength to do well in difficult times. Because they are small, the prices of their equity securities may fluctuate more over the short term but they have more potential to grow. This means their value may offer greater potential for appreciation. The equity securities that the Fund invests in involve certain risks such as market risks. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



This Fund invests in small capitalization U.S. companies, which are companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000 Growth Index. Within each industry, the Fund invests in equity securities that the Sub-adviser's research and valuation process indicate are undervalued. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.



We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
Fund Investments                 Assets*
-----------------------------------------------
Equity securities of         at least 65%
  small capitalization
  growth companies
  including U.S. and
  foreign common stocks,
  convertible securities,
  preferred stocks,
  warrants and rights
-----------------------------------------------
Other equity securities      up to 35%
  of U.S. and foreign
  large and medium
  capitalization issuers
  including common
  stocks, convertible
  securities, preferred
  stocks, warrants,
  rights and investment
  company securities
-----------------------------------------------
Foreign investments          up to 5%
-----------------------------------------------
Futures and options          up to 25%
-----------------------------------------------
Illiquid securities**        up to 15%
-----------------------------------------------
Rule 144A securities         up to 30%
  (liquid)
-----------------------------------------------
Investment grade             up to 10%
  short-term fixed income
  securities***
-----------------------------------------------
Swap Agreement               up to 5%
-----------------------------------------------



  * At time of purchase.


 ** Percent of Fund's net assets applied at all times.


*** During severe market downturns, we may invest up to 100% of the Fund's assets in investment grade short-term securities, including repurchase agreements. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Small Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to discretionary investment management accounts under their management ("Combined Accounts"). The chart herein shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite") which was managed by the Sub-adviser in substantially the same manner as the Small Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.



The Combined Accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Combined Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Small Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SMALL CAP GROWTH FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                         OF COMBINED ACCOUNTS COMPOSITE



-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          53.70%                     29.20%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Small Cap Growth Fund is likely to differ from the Sub-adviser's Combined Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Small Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Small Cap Growth Fund may vary from that of the Combined Accounts Composite.

INTERNATIONAL VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH OF CAPITAL AND FUTURE
                     INCOME THROUGH INVESTMENTS
                     IN NON-U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Capital Guardian Trust Company



PORTFOLIO MANAGER



The Fund's portfolio managers include: (i) Robert Ronus, President of the Sub-adviser, who has been an investment professional for 29 years and has been with the Sub-adviser or an affiliate for 25 years; (ii) David Fisher, Vice Chairman of the Sub-adviser, who has been an investment professional for 32 years and has been with the Sub-adviser or an affiliate for 28 years; (iii) Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., an affiliate of the Sub-adviser, who has been an investment professional for 26 years and has been with the Sub-adviser or an affiliate for 25 years;
(iv) Nancy Kyle, Senior Vice President of the Sub-adviser, who has been an investment professional for 24 years and has been with the Sub-adviser or an affiliate for 7 years; (v) John McIlwraith, Senior Vice President of the Sub-adviser, who has been an investment professional for 28 years and has been with the Sub-adviser or an affiliate for 14 years; (vi) Nilly Sikorsky, Director of The Capital Group of Companies, Inc., an affiliate of the Sub-adviser, who has been an investment professional for 35 years and has been with the Sub-adviser or an affiliate for 35 years; (vii) Lionel Sauvage, Vice President of the Sub-adviser, who has been an investment professional for 11 years and has been with the Sub-adviser or an affiliate for 11 years; (viii) Richard Havas, Sr., Vice President of the Sub-adviser, who has been an investment professional for 16 years and has been with the Sub-adviser or an affiliate for 12 years; and
(ix) Rudolf Staehelin, Sr., Vice President of Capital Research International, an affiliate the Sub-adviser, who has been an investment professional for 20 years and has been with the Sub-adviser or an affiliate for 16 years.



INVESTMENT OBJECTIVE



Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.



INVESTMENT RISK



As described in the Investment Strategy section below, this Fund invests almost all of its assets in foreign securities, which have risks that U.S. investments do not have, including future foreign political and economic developments, fluctuations in foreign exchange rates and limited publicly available information. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in a portfolio consisting primarily of equity and fixed income securities of non-U.S. issuers.



While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.



                                Percent of
                               Fund's Total
Fund Investments                 Assets*
-----------------------------------------------
Foreign securities**        at least 80%
  Equity securities,
  investment grade fixed
  income securities
-----------------------------------------------
Futures and options Put     up to 90% of the
  and call options on       amount in foreign
  foreign currencies and    securities
  forward currency
  contracts
-----------------------------------------------
Cash, cash equivalents,     up to 100%
  government securities,
  nonconvertible
  preferred stocks, or
  investment grade fixed
  income securities***
-----------------------------------------------
Rule 144A securities        up to 15%
  (liquid)
-----------------------------------------------
Illiquid securities****     up to 15%
-----------------------------------------------



   * At the time of purchase.


  ** We may invest up to 10% of the Fund's assets in the securities of foreign small capitalization companies. The Fund also may invest in securities of issuers located in emerging market countries.


 *** We may invest up to 100% of the Fund's assets in these instruments in varying proportions as a temporary defensive position, when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


**** Percent of Fund's net assets applied at all times.



For additional


information about THE


FUND'S INVESTMENTS see


"Types of Investments."

--------------------------------------------------------------------------------


The International Value Fund recently commenced operations and, therefore, has no investment performance record. However, the International Value Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. The chart herein shows the historical investment performance for a composite of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the International Value Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the International Value Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the International Value Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL VALUE FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                             SUB-ADVISER COMPOSITE



---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       24.02%              14.85%            11.35%
---------------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Value Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the International Value Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the International Value Fund may vary from that of the Sub-adviser Composite.

LARGE CAP VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURNS EXCEEDING THE
                     RUSSELL 1000 VALUE INDEX
                     THROUGH INVESTMENTS IN
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



State Street Bank & Trust Company/


State Street Global Advisors



PORTFOLIO MANAGER



The Fund's portfolio managers include Jeffrey P. Adams, Jennifer W. Bardsley, David A. Hanna, Douglas T. Holmes, CFA, Ben J. Salm, Peter Stonberg, CFA, Richard B. Weed and Peter B. Wiley, CFA. Mr. Adams, Principal, US Active Equity joined the Sub-adviser in June 1989, where he has been the team leader of the Small Cap Strategy since its inception and is responsible for the research initiatives for this product. Mr. Adams' responsibilities include the management of global active portfolios and research and development of new U.S. active processes. Ms. Bardsley, Principal, US Active Equity, joined the Sub-adviser in 1993 as a member of the Investment Systems group and moved to the U.S. Active Equity group in January 1996, where her responsibilities include product development, portfolio management and maintenance of the modeling and portfolio construction processes. Mr. Hanna, Principal, US Active Equity, joined the Sub-adviser in May 1997 and is a Portfolio Manager for the Hedged Matrix (Long/Short Market Neutral) Product and participates in group research projects involving the development of modeling and portfolio development techniques. Prior to joining the Sub-adviser, Mr. Hanna was director of equity and quantitative research at Standish, Ayer & Wood, from January 1992 to April 1997, where he both managed a group of quantitative analysts and worked on equity research projects. Mr. Holmes, Managing Director, Global Enhanced Equity, joined the Sub-adviser in 1984 and specializes in the portfolio construction, risk control and trading of accounts managed by the Sub-adviser in this area. Mr. Salm, Principal, US Active Equity, joined the Sub-adviser in 1992 and is responsible for research, product development and portfolio management within the US Active strategy. Mr. Stonberg, Principal and Head of US Active Equity, joined the Sub-adviser in 1981 and is responsible for all of the Sub-adviser's US Active Equity investment strategies. Mr. Weed, Principal, US Active Equity, joined the Sub-adviser in April 1994, where his responsibilities include portfolio management, product development and research. Previously, Mr. Weed was with Valuequest, an investment adviser, from December 1993 to March 1994 and with Brattle Group, an economic consulting firm, from May 1992 to November 1993. Mr. Wiley, Principal, US Active Equity, joined the Sub-adviser in April 1997. Previously, Mr. Wiley was with Colonial Management Associates, an investment management firm, from August 1992 to April 1997.



INVESTMENT OBJECTIVE



Seeks to provide total returns that exceed over time the Russell 1000 Value Index (Index) through investment in equity securities.



INVESTMENT RISK



This Fund invests primarily in the equity securities of large, well-established companies that generally possess the strength to withstand difficult financial periods. Nevertheless, the value of any equity security can rise or fall over short and long periods of time. As described below, in order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of equity securities from different economic sectors in this Fund's portfolio at a level similar to that of the Index. There is no assurance that the Fund will be unaffected by such economic factors.



Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund will invest primarily in equity securities of large capitalization companies. Large capitalization companies include the largest 1,200 companies by market capitalization domiciled in the United States. Equity securities will be selected and ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with the price of its equity securities within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be combined to create a single composite score of an equity security's attractiveness. These scores are used to determine their relative attractiveness. Sector weights are maintained at a similar level



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

LARGE CAP VALUE FUND



Fact Sheet

--------------------------------------------------------------------------------


to that of the Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of large      at least 65%
  capitalization companies
--------------------------------------------
ADRs                            up to 5%
--------------------------------------------
Debentures                      up to 5%
--------------------------------------------
Notes                           up to 5%
--------------------------------------------
Warrants**                      up to 5%
--------------------------------------------
Illiquid and restricted         up to 15%
  securities**
--------------------------------------------
Rule 144A securities (liquid)   up to 15%
--------------------------------------------
Securities lending              up to 331/3%
--------------------------------------------
When-issued securities**        up to 25%
--------------------------------------------
Put and call options            up to 5%
  Covered put and call options
  on securities
  Put and call options on
  securities indices
--------------------------------------------
Futures and options             up to 5%
  Initial margin deposits on
  futures and premiums for
  options and futures
--------------------------------------------
High quality short-term fixed   up to 100%
  income securities***
--------------------------------------------



    * At time of purchase.


   ** Percent of Fund's net assets applied at all times.


  *** For temporary defensive purposes, to invest uncommitted cash balances or to meet shareholder redemptions, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.

--------------------------------------------------------------------------------


The Large Cap Value Fund recently commenced operations and, therefore, has no investment performance record. However, the Large Cap Value Fund is managed by the Sub-adviser in substantially the same manner and by the same individuals as those who manage discretionary accounts (the "Discretionary Accounts") with substantially similar investment objectives, policies and strategies.



The chart herein shows the investment performance for all Discretionary Accounts, net of account fees and expenses. The inception dates for the Discretionary Accounts range from August 1, 1992 through August 1, 1997. The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Large Cap Value Fund are higher than the total fees incurred by the Discretionary Accounts. Consequently, the performance results for the Discretionary Accounts would have been lower if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. The performance of the Discretionary Accounts has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE LARGE CAP VALUE FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                           OF DISCRETIONARY ACCOUNTS



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         58.95%           24.14%           24.04%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE AUGUST 1, 1992


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Large Cap Value Fund is likely to differ from the Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Large Cap Value Fund may vary from those of the Discretionary Accounts.

MID CAP VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN MEDIUM CAPITALIZATION
                     COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER


Neuberger&Berman Management Inc.



PORTFOLIO MANAGER



Michael M. Kassen, Robert I. Gendelman and S. Basu Mullick serve as co-managers of the Fund. Mr. Kassen and Mr. Gendelman are Vice Presidents of the Sub-adviser and principals of


Neuberger&Berman, LLC. Messrs. Kassen and Gendelman have been associated with the Sub-adviser since 1990 and 1994, respectively. Prior to 1994, Mr. Gendlemen was a portfolio manager for another mutual fund manager. Mr. Mullick has been a Vice President of the Sub-adviser since October 1998. From 1993 to 1998, Mr. Mullick was a portfolio manager for another mutual fund manager.



INVESTMENT OBJECTIVE



Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.



INVESTMENT RISK



The value of any equity security may rise or fall over long or short periods of time. Although equity securities present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



This Fund invests principally in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(TM) Index. As of June 30, 1998, the largest company included in the Russell Midcap(TM) Index had an approximate market capitalization of $10.3 billion. We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.



We follow the guidelines listed below for making the investments for this Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of medium     at least 65%
  capitalization companies
--------------------------------------------
Other equity securities         up to 35%
  Common stock, preferred
    stock, convertible
    securities
--------------------------------------------
Covered call options            up to 35%
--------------------------------------------
Foreign currency transactions   up to 5%
--------------------------------------------
Options on foreign currencies   up to 5%
--------------------------------------------
Foreign securities              up to 10%
--------------------------------------------
Illiquid and restricted         up to 15%
  securities**
--------------------------------------------
Rule 144A securities (liquid)   up to 25%
--------------------------------------------
Corporate fixed income          up to 15%
  securities rated C or higher
  by Moody's or CC or higher
  by S&P and comparable
  unrated securities***
--------------------------------------------
Investment grade fixed income   less than 5%
  securities****, corporate
  bonds and debentures, U.S.
  Government securities, money
  market instruments, zero
  coupon securities
--------------------------------------------
Cash and cash equivalents*****  up to 100%
--------------------------------------------



    * At time of purchase.


   ** We may invest up to 15% of the Fund's net assets in illiquid securities. This limitation applies at all times. Restricted securities are explained under "Types of Investments."


  *** This Fund may invest up to 15% of its net assets in below investment grade fixed income securities only when we believe that the anticipated return to the Fund warrants exposure to the additional risk involved in these instruments.


 **** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


***** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Mid Cap Value Fund recently commenced operations and, therefore, has no investment performance record. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar, though not necessarily identical, to those of Neuberger&Berman Partners Fund and it is managed by the Sub-adviser in substantially the same manner and by the same individuals as Neuberger&Berman Partners Fund. Neuberger&Berman Partners Fund seeks to achieve its objective by investing principally in common stocks of medium to large capitalization companies. As a result, Neuberger&Berman Partners Fund may in the future have, or in the past have had, greater exposure to larger capitalization companies than the Mid Cap Value Fund will have. The chart herein shows the investment performance for Neuberger&Berman Partners Fund for the period April 1, 1988 through March 31, 1998, net of Neuberger&Berman Partners Fund's fees and expenses. The date the Sub-Adviser assumed management of Neuberger&Berman Partners Fund was January 20, 1975.



The Mid Cap Value Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees after (expense reimbursements) for the Mid Cap
Value Fund are higher than the total fees incurred by Neuberger&Berman Partners Fund. Consequently, the performance results for Neuberger&Berman Partners Fund would have been lower if Neuberger&Berman Partners Fund had the same expenses as the Mid Cap Value Fund. The performance of Neuberger&Berman Partners Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON NEUBERGER&BERMAN PARTNERS FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MID CAP VALUE FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                         NEUBERGER&BERMAN PARTNERS FUND



    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         41.54%           21.80%           17.95%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Mid Cap Value Fund is likely to differ from Neuberger&Berman Partners Fund in size, cash flow patterns and certain tax matters. Neuberger&Berman Partners Fund may have greater exposure to large capitalization companies than the Mid Cap Value Fund. Accordingly, the portfolio holdings and performance of the Mid Cap Value Fund may vary from those of Neuberger&Berman Partners Fund.

SMALL CAP VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      MAXIMUM LONG-TERM RETURN
                     THROUGH INVESTMENTS IN SMALL
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISERS



Fiduciary Management Associates, Inc.


Bankers Trust Company



PORTFOLIO MANAGER



The actively-managed portion of the Fund's portfolio is managed by Kathryn Maag Vorisek, Douglas G. Madigan, CFA, Lloyd J. Spicer, CFA, and Terry B. French of Fiduciary Management Associates, Inc. Ms. Vorisek, Senior Vice President and Portfolio Manager/Analyst for the Sub-adviser's small cap discipline, is the team leader. Ms. Vorisek joined the Sub-adviser in April 1996. Previously, Ms. Vorisek was with Duff & Phelps Investment Management from June 1989 to April 1996. Mr. Madigan, Senior Vice President and Director of Research, joined the Sub-adviser in September 1998. Previously, Mr. Madigan was with Harris Bank as Vice President, Equity Research, from 1994 to September 1998 and as Mutual Fund Portfolio Manager and Partner from 1996 to September 1998. Prior to that, Mr. Madigan was Vice President and Senior Portfolio Manager at Continental Bank from 1989 to 1994. Mr. Spicer, Senior Vice President and Portfolio Manager/ Small Cap Advisor, joined the Sub-adviser in March 1994. Previously, Mr. Spicer was Senior Vice President at LaSalle National Corporation from February 1982 through March 1994. Mr. French, Senior Vice President and Portfolio Manager, joined the Sub-adviser in November 1997. Mr. French managed private investment portfolios from January 1991 to November 1997.



Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Equity Index of Bankers Trust Company, has been the portfolio manager for the passively-managed portion of this Fund's portfolio since the Fund's inception. Mr. Salerno has been with the Sub-adviser since 1981.



INVESTMENT OBJECTIVE



Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.



INVESTMENT RISK



A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2,000 stocks in the Russell 2000 Index (Index). This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.



Because this Fund invests in smaller capitalization equity securities, your investment may exhibit greater market value volatility than investments in common stocks of larger companies. Your investment also will experience similar changes in value and share similar risks as stocks included in the Index, such as market risk and risk associated with investment in foreign securities. For more information about these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGIES



This Fund invests primarily in equity securities of small capitalization companies, which are companies whose stock market capitalizations range from $50 million to $1 billion and companies included in the Index. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.



The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Index that, as a group, should reflect its performance. The stocks of the Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the Index, how many and which ones to buy.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

SMALL CAP VALUE FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments            Assets*
---------------------------------------------
Equity securities of small       at least 65%
  capitalization companies**
---------------------------------------------
Short-term investments Foreign   up to 35%
  and domestic money market
  instruments, certificates of
  deposit, bankers'
  acceptances, time deposits,
  U.S. Government obligations,
  U.S. Government agency
  securities, short-term
  corporate fixed income
  securities***, commercial
  paper rated A-1 or A-2 by
  S&P or Prime-1 or Prime-2 by
  Moody's or, if unrated, of
  comparable quality,
  repurchase agreements
---------------------------------------------
Illiquid securities****          up to 15%
---------------------------------------------
Futures and Options              up to 20%
---------------------------------------------
Swap Agreements                  up to 10%
---------------------------------------------
Warrants*****                    up to 5%
---------------------------------------------
Time deposits******              up to 10%
---------------------------------------------
Foreign securities               up to 10%
---------------------------------------------
Investment companies             up to 10%
---------------------------------------------
Rule 144A securities (liquid)    up to 10%
---------------------------------------------



     * At time of purchase.


    ** This Fund will invest at least 65% of its total assets in equity securities of companies whose stock market capitalizations range from $50 million to $1 billion, including stocks in the Russell 2000 Index.


   *** The Fund will not purchase short-term fixed income securities rated below Baa by Moody's or BBB by S&P. However, the Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


  **** Percent of Fund's net assets applied at all times.


 ***** The Fund's investment in warrants will not exceed
       2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.


****** This Fund will invest only in time deposits maturing in two to seven calendar days. The Fund will not purchase time deposits maturing in more than seven days.

SOCIALLY RESPONSIBLE


FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN COMPANIES MEETING SOCIAL
                     CRITERIA OF THE FUND
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



Maruti More has been this Fund's portfolio manager and Vice President-Investments of the Series Company since its inception. Since April 1998, Mr. More serves as Vice President of VALIC and American General Investment Management, L.P. Previously, Mr. More was with American General Corporation from August 1996 to April 1998. Prior to that, Mr. More was Managing Director, Marketable Securities for Paul Revere Investment Management Corporation from 1993 to 1995. Mr. More has served as Portfolio Manager of the American General Series Portfolio Company Social Awareness Fund ("AGSPC Social Awareness Fund") since October 1998.



INVESTMENT OBJECTIVE



Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund. The Fund does not invest in companies that:


  - produce nuclear energy;



  - make military weapons or delivery systems; or



  - engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).



INVESTMENT RISK


This Fund may experience market risk, and risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in this prospectus.



If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.



To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.



Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.



INVESTMENT STRATEGY



We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
   Fund's Investments            Assets*
-----------------------------------------------
Equity securities of         at least 80%
  companies meeting the
  Fund's social criteria
-----------------------------------------------
Other types of equity        up to 20%
  securities of companies
  meeting social criteria
  including:
    Foreign securities
    Preferred stock
    Convertible
    securities
-----------------------------------------------
High quality money market    up to 20%
  securities and warrants
-----------------------------------------------
Futures and options          up to 33%
-----------------------------------------------
Illiquid and restricted      up to 10%
  securities**
-----------------------------------------------
Rule 144A securities         up to 20%
  (liquid)
-----------------------------------------------



 * At time of purchase.


** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Socially Responsible Fund recently commenced operations and, therefore, has no investment performance record. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the AGSPC Social Awareness Fund and it is managed by VALIC in substantially the same manner as the AGSPC Social Awareness Fund. The chart herein shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through March 31, 1998, net of AGSPC Social Awareness Fund's fees and expenses. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.



The AGSPC Social Awareness Fund is subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Socially Responsible Fund are higher than the total fees incurred by the AGSPC Social Awareness Fund. Consequently, the performance results for the AGSPC Social Awareness Fund would have been lower if the AGSPC Social Awareness Fund had the same expenses as the Socially Responsible Fund. The performance of the AGSPC Social Awareness Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AGSPC SOCIAL AWARENESS FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SOCIALLY RESPONSIBLE FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                         OF AGSPC SOCIAL AWARENESS FUND



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         47.45%           21.54%           16.57%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Socially Responsible Fund is likely to differ from the AGSPC Social Awareness Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Socially Responsible Fund may vary from those of the AGSPC Social Awareness Fund.

BALANCED FUND


Fact Sheet

-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH OF
                     CAPITAL AND INCOME THROUGH
                     INVESTMENTS IN FIXED INCOME
                     AND EQUITY SECURITIES
-------------------------------------------------
Investment Category  BALANCED


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Capital Guardian Trust Company



PORTFOLIO MANAGER



This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.



The portfolio managers for the fixed income portion of the Fund include: (i) Jim Mulally, Senior Vice President of the Sub-adviser, who has been an investment professional for 21 years and has been with the Sub-adviser or an affiliate for 18 years; and (ii) Jim Baker, Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years.



The portfolio managers for the U.S. large cap equity portion of the Fund include: (i) David Fisher, Vice Chairman of the Sub-adviser, who has been an investment professional for 32 years and has been with the Sub-adviser or an affiliate for 28 years; (ii) Gene Stein, Executive Vice President of the Sub-adviser, who has been an investment professional for 26 years and has been with the Sub-adviser or an affiliate for 25 years; (iii) Michael Ericksen, Senior Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years; (iv) Ted Samuels, Senior Vice President of the Sub-adviser, who has been an investment professional for 19 years and has been with the Sub-adviser or an affiliate for 17 years; (v) Donnalisa Barnum, Vice President of the Sub-adviser, who has been an investment professional for 16 years and has been with the Sub-adviser or an affiliate for 12 years; and (vi) R. Bryan Jacoboski, Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 4 years. Previously Mr. Jacoboski was Managing Director, Equity Research at Paine Webber from 1983 to 1994.



The portfolio managers for the U.S. small cap equity portion of the Fund include: (i) Bob Kirby, Chairman Emeritus of the Sub-adviser, who has been an investment professional for 45 years and has been with the Sub-adviser or an affiliate for 32 years; (ii) Michael Ericksen, Senior Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years; (iii) James Kang, Vice President of Capital Guardian Research Company, an affiliate of the Sub-adviser, who has been an investment professional for 11 years and has been with the Sub-adviser or an affiliate for 10 years; and (iv) R. Bryan Jacoboski, Vice President of the Sub-adviser.



INVESTMENT OBJECTIVE



Seeks balanced accomplishment of


(i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.



INVESTMENT RISK



This Fund invests principally in fixed income and equity securities. The value of an equity security can rise and fall over long and short periods of time and involve market risks. Like equity securities, fixed income securities involve certain risks, including interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the fixed income securities that the Fund owns to be worth less than the Fund paid. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in a combination of fixed income and equity securities in order to maintain the value of your principal investment and provide you with capital growth and income over the long term. At all times at least 25% of the Fund's total assets are invested in fixed income senior securities. We select securities for the Fund's portfolio by identifying fixed income and equity securities that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different group of portfolio managers makes investment decisions for the fixed income and equity portions of the Fund.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

BALANCED FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments           Assets*
--------------------------------------------
Fixed income securities         up to 75%
  Securities rated A or better
  by Moody's or S&P or of
  comparable investment
  quality**, securities issued
  by the U.S. Government and
  its instrumentalities,
  securities issued by the
  Canadian Government, its
  provinces or their
  instrumentalities,
  mortgage-related securities
  of governmental issuers,
  GNMA certificates of private
  issuers, collateralized
  mortgage obligations,
  mortgage-backed bonds, cash
  or cash equivalents,
  including commercial bank
  obligations and commercial
  paper***
--------------------------------------------
Fixed income senior securities  at least 25%
--------------------------------------------
Equity securities****           up to 75%
--------------------------------------------
High yielding, high risk fixed  up to 20%
  income securities*****
--------------------------------------------
Rule 144A securities (liquid)   up to 15%
--------------------------------------------
Illiquid securities******       up to 15%
--------------------------------------------



     * At time of purchase.


    ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   *** All of the above listed fixed income securities will constitute at least 75% of the fixed income securities held by the Fund.


  **** Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S. small capitalization companies.


 ***** No minimum rating requirement applied.
       Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


****** Percent of Fund's net assets applied at all times.

--------------------------------------------------------------------------------


The Balanced Fund recently commenced operations and, therefore, has no investment performance record. However, the Balanced Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. Although managed in substantially the same manner as the Balanced Fund, the Discretionary Accounts may not invest as great a percentage of their assets in fixed income senior securities as the Balanced Fund. As a result, the Balanced Fund may have greater exposure to fixed income senior securities than the Discretionary Accounts. The chart herein shows the historical investment performance for a composite of all of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the Balanced Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Balanced Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the Balanced Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S


DISCRETIONARY ACCOUNTS WHICH ARE


MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE BALANCED FUND ITSELF.


                         AVERAGE ANNUAL TOTAL RETURN OF


                             SUB-ADVISER COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         31.17%           15.84%           14.44%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Balanced Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Balanced Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the Balanced Fund may vary from that of the Sub-adviser Composite.

HIGH YIELD BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN AND INCOME CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN HIGH
                     YIELDING, HIGH RISK FIXED
                     INCOME SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGERS


The Fund is managed by Gordon Massie, who is assisted by Jeffrey Gary and Mark Pauly, CFA. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998. Mr. Gary, Vice President, joined the Sub-adviser in June 1998. From 1996 to April 1998, Mr. Gary was Managing Director at Koch Capital Services, Inc. and from 1993 to 1996, Mr. Gary served as Senior Analyst/Trader at Cargill Financial Services. Mr. Pauly, Senior Investment Manager, High Yield, joined the Sub-adviser in April 1998. From August 1994 to August 1996, Mr. Pauly served as the Manager of Portfolio Forecasting and Analysis for American General Corporation and, from June 1992 to August 1994, Mr. Pauly was Director of Marketing Services for American General of New York.



INVESTMENT OBJECTIVE


Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed income securities.



INVESTMENT RISK



High yielding, high risk fixed income securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities, achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them. The Fund is also subject to risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in the prospectus.



INVESTMENT STRATEGY



The Fund invests in high yielding, high risk fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments           Assets*
--------------------------------------------
Fixed income securities rated   at least 65%
  below Baa3 by Moody's and
  below BBB- by S&P**
--------------------------------------------
Foreign fixed income            up to 35%
  securities rated below Baa3
  by Moody's and below BBB- by
  S&P**
--------------------------------------------
Fixed income securities rated   up to 35%
  Baa3 or higher by Moody's or
  Rated BBB- or higher by
  S&P***
--------------------------------------------
Zero coupon securities (i.e.,   up to 15%
  securities not paying
  current cash interest)
--------------------------------------------
Fixed income securities rated   up to 15%
  below Caa3 by Moody's or
  CCC- by S&P***
--------------------------------------------
Equity securities               up to 20%
  preferred stocks,
  convertible securities,
  common stocks and warrants
--------------------------------------------
Illiquid securities****         up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 30%
--------------------------------------------



   * At time of purchase.


  ** Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


 *** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


**** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

STRATEGIC BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN AND INCOME CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN
                     INCOME PRODUCING SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGERS



The Fund is managed by Steven Guterman, who is assisted by Gordon Massie, Robert Hiebert, CFA, Craig Mitchell, CFA, James J. Roth, George Steelman, Edwin Ferrell, CFA and William Trimbur, Jr., CFA. Mr. Guterman, Executive Vice President, joined the Sub-adviser in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc. from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998. In such capacity, Mr. Guterman served as a portfolio manager of the Manufacturers Investment Trust Strategic Bond Trust, the New England Zenith Fund Salomon Brothers Strategic Bond Opportunities Series, the North American Funds Strategic Income Fund, the JNL Series Trust Salomon Brothers/JNL Global Bond Series, the Salomon Brothers Series Funds Inc. Strategic Bond Fund and the Nationwide Separate Account Trust Nationwide Multi-Sector Bond. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998. Mr. Hiebert, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998. Previously, Mr. Hiebert served as Senior Corporate Bond Trader at American General Corporation from August 1995 to April 1998. Prior to that, Mr. Hiebert served as Senior Trader with Cargill Financial Services Corp. from June 1992 to August 1995. Mr. Mitchell, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998 and American General Corporation in May 1995. From July 1992 to April 1995, Mr. Mitchell served as Assistant Portfolio Manager and, subsequently, Portfolio Manager at Providian Corporation. Mr. Roth, Vice President, Fixed Income Trading, joined the Sub-adviser in April 1998. Previously, Mr. Roth was Senior Portfolio Manager at American General Corporation from August 1994 to March 1998. Prior to that, Mr. Roth was National Sales Manager, Department of Capital Markets with the Resolution Trust Corporation from February 1994 to July 1994 and Capital Markets Specialist from June 1991 to January 1994. Mr. Steelman, Associate Portfolio Manager, joined the Sub-adviser in April 1998. From April 1996 to April 1998, Mr. Steelman served as Associate Portfolio Manager for American General Corporation. Mr. Steelman was Senior Financial Analyst for American General Corporation's Treasury Department from December 1994 to April 1996. Prior to joining American General Corporation, Mr. Steelman pursued graduate studies in international management. Mr. Ferrell, Director, joined the Sub-adviser in April 1998, where he has primary responsibility for sovereign political and economic research. Previously, Mr. Ferrell was a sovereign analyst with The Principal Financial Group from November 1993 to April 1998, where he was involved in the co-ordination of its emerging market and non-dollar investment efforts. Mr. Trimbur, Vice President and Investment Officer of the Series Company, joined the Sub-adviser in May 1998. As Portfolio Manager for the Sub-adviser, Mr. Trimbur is primarily responsible for the management and trading of non-dollar denominated bonds and equities. Mr. Trimbur managed domestic bonds and equities for VALIC from 1987 to 1991 and has been managing foreign bonds and equities for VALIC since 1991.



INVESTMENT OBJECTIVE



Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.



INVESTMENT RISK



A significant portion of the Fund's investments may be in high yielding, high risk fixed income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities, achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them. The Fund is also subject to risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in the prospectus.



Additional information


about THE FUND'S


INVESTMENTS provided


under "Types of


Investments."

STRATEGIC BOND FUND



Fact Sheet

--------------------------------------------------------------------------------


INVESTMENT STRATEGY



The Fund invests in a broad range of fixed income securities including investment grade bonds, U.S. Government and agency obligations, mortgage backed securities, high yield bonds, emerging market debt and non-dollar bonds, to provide you with the highest possible total return from current income and capital gains, while preserving your investment. A substantial portion of the Fund may be invested in high yielding, high risk securities.



We follow the guidelines listed below for making the primary investment for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments           Assets*
--------------------------------------------
Investment grade fixed income   at least 65%
  securities**, U.S.
  Government and agency and
  mortgage-related securities,
  U.S., Canadian and foreign
  high yield, high risk fixed
  income securities rated C or
  higher by Moody's or CC or
  higher by S&P and comparable
  unrated securities***
--------------------------------------------
Foreign non-dollar bonds        up to 25%
  (currency exposure may be
  hedged or unhedged)
--------------------------------------------
Equity securities               up to 20%
  preferred stocks,
  convertible securities,
  common stocks and warrants
--------------------------------------------
Illiquid securities****         up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 50%
--------------------------------------------



   *  At time of purchase.


  ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


 *** Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


****  Percent of Fund's net assets applied at all times.

DOMESTIC BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGH TOTAL RETURN CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS
                     PRIMARILY IN INVESTMENT
                     GRADE FIXED INCOME
                     SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Capital Guardian Trust Company



PORTFOLIO MANAGER



James S. Baker and James R. Mulally serve as the Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.



INVESTMENT OBJECTIVE



Seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed income securities and other income producing securities.



INVESTMENT RISK



The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the investments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests in high quality fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
      Fund Investments            Assets*
---------------------------------------------
Investment grade U.S.           at least 65%
  corporate fixed income
  securities rated at least A
  by Moody's or S&P**,
  securities issued or
  guaranteed by the U.S.
  Government***, Yankee
  bonds, asset backed bonds,
  mortgage backed bonds,
  interest bearing short-term
  investments such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
---------------------------------------------
Non-U.S. investment grade       up to 35%
  intermediate and long-term
  corporate fixed income
  securities rated at least A
  by Moody's or S&P** or of
  comparable quality,
  Eurodollar fixed income
  securities****, securities
  issued or guaranteed by the
  Canadian Government, its
  provinces or their
  instrumentalities, interest
  bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
---------------------------------------------
Other fixed income securities   up to 25%
  Corporate bonds rated less
  than A by Moody's or S&P,
  mortgage-related
  securities, high yield,
  high risk bonds*****
---------------------------------------------
Rule 144A securities (liquid)   up to 15%
---------------------------------------------
Illiquid Securities******       up to 15%
---------------------------------------------



     *At time of purchase.


    **The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   ***U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by at least one of the following: (i) the full faith and credit of the U.S. Government (e.g., Government National Mortgage Association), (ii) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks), (iii) the credit of the issuing government agency (e.g., Student Loan Marketing Association) or (iv) the discretionary authority of the U.S. Government to purchase certain obligations of the agency.


  ****The Fund currently intends to limit these investments to no more than 20% of its total assets.


 *****No minimum rating requirement applies.
      Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


******Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Domestic Bond Fund recently commenced operations and, therefore, has no investment performance record. However, the Domestic Bond Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. The chart herein shows the historical investment performance for a composite of all of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the Domestic Bond Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising Sub-adviser Composite range from December 31, 1972 to March 1, 1998.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Domestic Bond Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE DOMESTIC BOND FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                            OF SUB-ADVISER COMPOSITE



-------------------------------------------------------------
       1 YEAR                5 YEAR             10 YEAR
-------------------------------------------------------------
       11.78%                6.61%               9.12%
-------------------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Domestic Bond Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Domestic Bond Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the Domestic Bond Fund may vary from that of the Sub-adviser Composite.

CORE BOND FUND


Fact Sheet



-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN CONSISTENT WITH
                     CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN
                     MEDIUM TO HIGH QUALITY FIXED
                     INCOME SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGER



Robert N. Kase, CFA, serves as the Fund's portfolio manager and is assisted by Craig A. Mitchell, CFA, James J. Roth and Leon A. Olver. Mr. Kase, Vice President and Senior Portfolio Manager, joined the Sub-adviser in September 1998. Previously, Mr. Kase was Senior Portfolio Manager at CL Capital Management, Inc. from September 1992 to July 1998. Mr. Mitchell, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998 and American General Corporation in May 1995. From July 1992 to April 1995, Mr. Mitchell served as Assistant Portfolio Manager and, subsequently, Portfolio Manager at Providian Corporation. Mr. Roth, Vice President, Fixed Income Trading, joined the Sub-adviser in April 1998. Previously, Mr. Roth was Senior Portfolio Manager at American General Corporation from August 1994 to March 1998. Prior to that, Mr. Roth was National Sales Manager, Department of Capital Markets, with the Resolution Trust Corporation from February 1994 to July 1994 and Capital Markets Specialist from June 1991 to January 1994. Mr. Olver, Portfolio Manager, has been with the Sub-adviser since April 1998. As Portfolio Manager for the Sub-adviser, Mr. Olver is responsible for portfolio management of domestic fixed income assets. Prior to this, Mr. Olver had been with VALIC since June 1995 as portfolio manager and was with First Heights Bank as manager of research and analysis from May 1991 to June 1995. Mr. Olver serves as Vice President and Investment Officer of the American General Series Portfolio Company and USLIFE Income Fund, Inc., each a registered investment company managed by VALIC.



INVESTMENT OBJECTIVE



Seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed income securities.



INVESTMENT RISK



The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the Fund's investments to be worth less than what the Fund paid for them. For a discussion of these risks see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in medium to high quality fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

CORE BOND FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments           Assets*
--------------------------------------------
Investment grade intermediate   at least 65%
  and long-term corporate
  fixed income securities
  rated at least Baa3 by
  Moody's or BBB- by S&P** or
  of comparable quality, U.S.
  dollar denominated fixed
  income securities issued by
  foreign issuers***,
  securities issued or
  guaranteed by the U.S.
  Government****, mortgaged
  backed and other asset
  backed securities, interest
  bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
--------------------------------------------
Other fixed income securities   up to 10%
  corporate bonds rated
  below Baa3 by Moody's
  and BBB- by S&P*****
--------------------------------------------
Equity securities               up to 20%
  preferred stocks,
  convertible securities,
  common stocks and warrants
--------------------------------------------
Illiquid securities******       up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 30%
--------------------------------------------



     * At time of purchase.


    ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   *** The Fund currently intends to limit these investments to no more than 40% of its total assets.


  **** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by at least one of the following: (i) the full faith and credit of the U.S. Government (e.g., Government National Mortgage Association), (ii) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks),
       (iii) the credit of the issuing government agency (e.g., Student Loan Marketing Association) or (iv) the discretionary authority of the U.S. Government to purchase certain obligations of the agency.


 ***** Commonly referred to as high yield, high risk, junk or below investment grade bonds.

****** Percent of Fund's net assets applied at all times.

--------------------------------------------------------------------------------


The Core Bond Fund recently commenced operations and, therefore, has no investment performance record. The performance information shown herein is for the Canada Life Commingled Fund, which was managed by Robert N. Kase, the Core Bond Fund's portfolio manager, from January 1, 1993 to July 1998. The Canada Life Commingled Fund has substantially similar, though not necessarily identical investment objectives, policies and strategies as the Core Bond Fund. The chart herein shows the historical investment performance for the Canada Life Commingled Fund for the period February 1, 1993 through March 1998, net of the Canada Life Commingled Fund fees and expenses.



The Canada Life Commingled Fund was not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Canada Life Commingled Fund had been subject to the requirements imposed on registered mutual funds, its performance might have been lower.



Total fees (after expense reimbursements) for the Core Bond Fund are higher than the total fees incurred by the Canada Life Commingled Fund. Consequently, the performance results for the Canada Life Commingled Fund would have been lower if the Canada Life Commingled Fund had the same expenses as the Core Bond Fund. The performance of the Canada Life Commingled Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE CANADA LIFE COMMINGLED FUND WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE CORE BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE CORE BOND FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                          CANADA LIFE COMMINGLED FUND



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         10.42%           7.57%            7.69%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE FEBRUARY 1, 1993


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Core Bond Fund is likely to differ from the Canada Life Commingled Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Core Bond Fund may vary from those of the Canada Life Commingled Fund.

MONEY MARKET FUND


Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENTS
                     IN SHORT-TERM MONEY MARKET
                     SECURITIES
-------------------------------------------------
Investment Category  STABILITY


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC and as Portfolio Manager of the American General Series Portfolio Company Money Market Fund ("AGSPC Money Market Fund").



INVESTMENT OBJECTIVE



Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.



INVESTMENT RISK



The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.



Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's total assets to buy short-term securities that are rated within the highest rating category for short-term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.



The investments this Fund may buy include:



  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities



  - Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion



  - Commercial paper sold by corporations and finance companies



  - Corporate debt obligations with remaining maturities of 13 months or less



  - Repurchase agreements



  - Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)



  - Asset-backed securities



  - Taxable municipal obligations (variable rate demand notes)



  - Loan participations



  - Adjustable rate securities



  - Illiquid and restricted securities*



  - Rule 144A securities (liquid)

---------------

*Limited to 10% of the Fund's net assets at all times



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Money Market Fund recently commenced operations and, therefore, has no investment performance record. However, the Money Market Fund's investment objectives, policies and strategies are substantially similar, although not identical, to those of the AGSPC Money Market Fund and it is managed by VALIC in substantially the same manner and by the same individual as the AGSPC Money Market Fund. The chart herein shows the historical investment performance for the AGSPC Money Market Fund for the period of April 1, 1988 through March 31, 1998, net of AGSPC Money Market Fund's fees and expenses. The inception date for the AGSPC Money Market Fund was December 16, 1985.



The AGSPC Money Market Fund is subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Money Market Fund are higher than the total fees incurred by the AGSPC Money Market Fund. Consequently, the performance results for the AGSPC Money Market Fund would have been lower if the AGSPC Money Market Fund had the same expenses as the Money Market Fund. The performance of the AGSPC Money Market Fund has been calculated in accordance SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AGSPC MONEY MARKET FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE MONEY MARKET FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MONEY MARKET FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                           OF AGSPC MONEY MARKET FUND



-----------------------------------------------------------
       1 YEAR               5 YEAR            10 YEAR
-----------------------------------------------------------
        5.24%               4.51%              5.42%
-----------------------------------------------------------



                     VALUE AT MONTHLY INTERVALS OF $10,000


                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Money Market Fund is likely to differ from the AGSPC Money Market Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Money Market Fund may vary from those of the AGSPC Money Market Fund.

GROWTH LIFESTYLE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994. Prior to this, Ms. Weathington studied for a Bachelor of Science degree in finance at the University of New Orleans.



INVESTMENT OBJECTIVE



Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer.



INVESTMENT RISK



The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Series Company Funds. However, the Underlying Series Company Funds themselves are diversified companies.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described herein, there should not be any sudden large-scale changes in the Fund's asset allocations.



The Fund's performance is directly related to the performance of the Underlying Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Funds to meet their investment objectives.



Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities    25%-35%
Small Capitalization Equity
  Securities                       15%-25%
Medium Capitalization Equity
  Securities                       10%-20%
Large Capitalization Equity
  Securities                       25%-35%
Bonds                               5%-15%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.

GROWTH LIFESTYLE FUND



Fact Sheet

--------------------------------------------------------------------------------


We intend to allocate the Fund's assets among the Series Company Funds as follows:



American General International         15%
  Value Fund
American General International         15%
  Growth Fund
American General Small Cap             10%
  Value Fund
American General Small Cap             10%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             13%
  Growth Fund
American General Large Cap             12%
  Value Fund
American General Domestic              10%
  Bond Fund

MODERATE GROWTH


LIFESTYLE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994. Prior to this, Ms. Weathington studied for a Bachelor of Science degree in finance at the University of New Orleans.



INVESTMENT OBJECTIVE



Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund.



INVESTMENT RISK



The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Series Company Funds. However, the Underlying Series Company Funds themselves are diversified companies.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described below, there should not be any sudden large-scale changes in the Fund's asset allocations.



The Fund's performance is directly related to the performance of the Underlying Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Funds to meet their investment objectives.



Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities    10%-20%
Small Capitalization Equity
  Securities                       10%-20%
Medium Capitalization Equity
  Securities                       10%-20%
Large Capitalization Equity
  Securities                       25%-30%
Bonds                              20%-30%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the

MODERATE GROWTH LIFESTYLE FUND



Fact Sheet

--------------------------------------------------------------------------------


particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.



We intend to allocate the Fund's assets among the Series Company Funds as follows:



American General International          8%
  Value Fund
American General International          7%
  Growth Fund
American General Small Cap              8%
  Value Fund
American General Small Cap              7%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              25%
  Bond Fund

CONSERVATIVE GROWTH


LIFESTYLE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      CURRENT INCOME AND LOW TO
                     MODERATE GROWTH THROUGH
                     INVESTMENTS IN SERIES
                     COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994. Prior to this, Ms. Weathington studied for a Bachelor of Science degree in finance at the University of New Orleans.



INVESTMENT OBJECTIVE



Seeks current income and low to moderate growth of capital through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.



INVESTMENT RISK



The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Series Company Funds. However, the Underlying Series Company Funds themselves are diversified companies.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described below, there should not be any sudden large-scale changes in the Fund's asset allocations.



The Fund's performance is directly related to the performance of the Underlying Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Funds to meet their investment objectives.



Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities     5%-15%
Small Capitalization Equity
  Securities                        5%-15%
Medium Capitalization Equity
  Securities                        5%-15%
Large Capitalization Equity
  Securities                       25%-35%
Bonds                              30%-50%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective.

CONSERVATIVE GROWTH LIFESTYLE FUND



Fact Sheet

--------------------------------------------------------------------------------


We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.



We intend to allocate the Fund's assets among the Series Company Funds as follows:



American General International          5%
  Value Fund
American General International          5%
  Growth Fund
American General Small Cap              5%
  Value Fund
American General Small Cap              5%
  Growth Fund
American General Mid Cap                5%
  Value Fund
American General Mid Cap                5%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              40%
  Bond Fund

TYPES OF INVESTMENTS

--------------------------------------------------------------------------------


EQUITY SECURITIES



Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.



Stocks are one type of equity security. Generally, there are three types of stocks:



Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.



Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.



Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.



All of the Funds, except the Lifestyle Funds and the Money Market Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.



Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities such as ADRs, GDRs and EDRs. More information about these equity securities is set forth herein or contained in the Statement of Additional Information.



FIXED INCOME SECURITIES



Fixed income securities include a broad array of short, medium and long-term obligations, including notes and bonds. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.



Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds and below investment grade bonds see "A Word about Risk -- Credit Risk" in this prospectus.



Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long-term (generally 10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short-term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.



Bonds that are rated Baa by Moody's or BBB by S&P have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody's or BBB-by S&P (commonly referred to as high yield, high risk or "junk bonds") are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. See "A Word about Risk -- Risks Associated with Lower Rated Fixed Income Securities" herein.



For example, a projected economic downturn or the possibility of an increase in interest rates may affect prices because such an event might lessen the ability of highly leveraged high yield issuers to

ISSUED means the


Company (ISSUER) sold it


originally to the public.



For more information


about FIXED INCOME


SECURITIES AND THEIR


RATINGS, see the Appendix


herein and the


Statement of Additional


Information.

--------------------------------------------------------------------------------


meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower rated bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower rated portfolio securities.



VALIC and the Sub-advisers will not necessarily dispose of a bond when its ratings are down graded to below investment grade.



Bonds are not the only type of fixed income security. Other fixed income securities include but are not limited to U.S. and foreign corporate fixed income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may be acquired with warrants attached. For more information about specific fixed income securities see the Statement of Additional Information.



U.S. GOVERNMENT SECURITIES



U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.



MORTGAGE-RELATED SECURITIES



Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.



Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-related securities are subject to interest rate risk and prepayment risk.



Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.



Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans



For more information


about MORTGAGE-RELATED


SECURITIES, see the


Statement of Additional


Information.

--------------------------------------------------------------------------------


or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.



Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.



Mortgage-related securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.



ASSET-BACKED SECURITIES



Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.



LOAN PARTICIPATIONS



A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.



All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.



VARIABLE AMOUNT DEMAND MASTER NOTES



The Mid Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.



VARIABLE RATE DEMAND NOTES



Variable rate demand notes ("VRDNs") are taxable obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund also may invest in participation VRDNs, which provide the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements as well conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.



STRUCTURED SECURITIES



The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment.



For more information about


ASSET-BACKED SECURITIES


see the Statement of


Additional Information.



For more information


about LOAN PARTICIPANTS


see the Statement


of Additional Information.

--------------------------------------------------------------------------------


The Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in structured securities.



REAL ESTATE SECURITIES



All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.



ILLIQUID AND RESTRICTED SECURITIES



An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a Fund owns a stock that is not sold very often and the Fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.



A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC or a Sub-adviser. These investments can be very risky because a Fund's ability to sell a restricted security is very limited and Rule 144A securities deemed to be illiquid will have the effect of increasing the amount of the Fund's investments in illiquid securities. In addition, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. For more information about Rule 144A securities see the Statement of Additional Information.



All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them.



FOREIGN SECURITIES



All of the Funds, except the Lifestyle Funds, may invest in securities of foreign issuers. Such foreign securities may be denominated in foreign currencies, except with respect to the Money Market Fund and the Core Bond Fund, which may only invest in U.S. dollar-denominated securities of foreign issuers.



Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and ADRs, EDRs and GDRs. See "Depository Receipts" below.



DEPOSITORY RECEIPTS



All of the Funds in this prospectus, except the Lifestyle Funds, may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.



EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The International Growth Fund, the Small Cap Growth Fund, the International Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, and the MidCap Value Fund may invest in EDRs and/or GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.



INVESTMENT FUNDS



Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.



FOREIGN CURRENCY



All of the Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund, the Core Bond Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.

For more information

about REAL ESTATE
SECURITIES, see the Statement
of Additional Information.


For more information


about ILLIQUID AND RESTRICTED


SECURITIES see the


Statement of Additional


Information.



For more information about


FOREIGN SECURITIES, see the


Statement of Additional


information.

--------------------------------------------------------------------------------


WHEN-ISSUED SECURITIES



When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.



All of the Funds, other than the Lifestyle Funds, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.



MONEY MARKET SECURITIES



All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.



These high quality money market securities may include:



  - Cash and cash equivalents



  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities



  - Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion



  - Commercial paper sold by corporations and finance companies



  - Corporate debt obligations with remaining maturities of 13 months or less



  - Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities



INVESTMENT COMPANIES



The Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.



DERIVATIVES



Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.



The Funds, other than the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund, may buy and sell derivatives, such as futures and/or options.



Options



An option is the right to buy or sell any type of investment for a preset price over a specific period of time.



Call Option



For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.



On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before it expires, you must sell to Mr. Smith 10 shares of stock X at $25.00 per share.



Put Option



Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.



Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.



The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.



All of the Fund, except the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund

For more information

about WHEN-ISSUED SECURITIES,
see the Statement
of Additional Information.


For more information about


MONEY MARKET SECURITIES OF


FOREIGN ISSUERS the Funds


may purchase, see the


Statement of Additional


Information.


For more information
about FOREIGN CURRENCY
EXCHANGE TRANSACTIONS, see
the Statement of
Additional Information.


For more information on put


and call options AND FINANCIAL


FUTURES CONTRACTS AND OPTIONS, see


the Statement of Additional


information.

--------------------------------------------------------------------------------


and the International Growth Fund, may invest in one or more of the following types of futures and options:


  - Write (sell) exchange traded covered put and call options on securities and stock indices.

  - Purchase exchange traded put and call options on securities and stock indices.


  - Purchase and sell exchange traded financial futures contracts.



  - Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.



  - Write (sell) covered call options and purchase non-exchange traded call and put options on financial futures contracts.



The International Value Fund, the Large Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.



The Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund, the Core Bond Fund and the Money Market Fund, may write and purchase options on foreign currencies. These Funds also may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.



SWAP AGREEMENTS



Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Additional information about swap agreements is contained in the Statement of Additional Information.



The Core Bond Fund, the Domestic Bond Fund, the Strategic Bond Fund, the Small Cap Value Fund and the Small Cap Growth Fund may enter into swap agreements.



WARRANTS AND RIGHTS



Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.



The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund and the Small Cap Growth Fund are authorized to use warrants or rights.



REPURCHASE AGREEMENTS



A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.



The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.



A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.



REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS AND BORROWINGS



A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund generally will segregate assets determined to be liquid by the VALIC or a Sub-adviser. In effect, these assets cover the Fund's obligations under reverse repurchase agreements.



Certain Funds also may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold.



For more information about


SWAP AGREEMENTS, see the


Statement of Additional


Information.



For more information about


REPURCHASE AGREEMENTS, see the


Statement of Additional


Information.



For more information about


REVERSE REPURCHASE AGREEMENTS,


DOLLAR ROLLS AND BORROWINGS, see


the Statement of Additional


Information.

--------------------------------------------------------------------------------


If a Fund's positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets in a segregated account, as described above, such transactions would be subject to the Funds' limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See "Investment Restrictions" in the Statement of Additional


Information for a complete listing of each Fund's investment restrictions.



A WORD ABOUT RISK



There are five basic types of investment risk you may be subject to:



  - Market Risk



  - Credit (Financial) Risk



  - Interest Rate Risk



  - Risk Associated with Foreign Securities



  - Manager Risk (Lifestyle Funds only)



Generally, stocks are considered to be subject to market risk, while fixed income securities, such as U.S. Government bonds and money market securities are subject to interest rate risk. Other fixed income securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks, including manager risk, is discussed below.



Market Risk



Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.



Credit (Financial) Risk



Credit risk refers to the risk that the issuer of a fixed income security may default or be unable to pay interest or principal due on a fixed income security.



To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign fixed income securities to buy, they rely on Moody's and S&P (two nationally recognized rating services), and on VALIC's and/or a Sub-adviser's own research. This research lowers the risk of buying a fixed income security of a company that may not pay the interest and principal on the fixed income security.



Certain of the Funds in this prospectus may buy fixed income securities that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Bond Ratings herein. All fixed income securities with these ratings are considered to have adequate ability to pay interest and principal.



All of the Funds in this prospectus may buy fixed income securities issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.



Risks Associated with Lower Rated Fixed Income Securities



Certain of the Funds also may purchase fixed income securities that are rated below investment grade. Fixed income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed income securities rated as investment grade.



The lower rated but higher yielding fixed income securities purchased by the Funds may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-adviser relies on in evaluating lower-rated fixed income securities. The analysis of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or a Sub-adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.



The market for lower rated fixed income securities is relatively new and until recently its growth has paralleled a long economic expansion. Past experience, therefore, may not provide an accurate indication of future performance of this market, particularly during an economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on the ability of the issuers to pay principal and interest, meet projected business goals, and obtain

--------------------------------------------------------------------------------


additional financing. These circumstances also may result in a higher incidence of defaults compared to higher rated securities. As a result, adverse changes in economic conditions and increases in interest rates may adversely affect the market for lower rated fixed income securities, the value of such securities in a Fund's portfolio, and, therefore, the Fund's net asset value. As a result, investment in such Fund is more speculative than investment in a Fund that invests primarily in higher rated fixed income securities.



Although certain Funds intend generally to purchase lower rated securities that have secondary markets, these markets may be less liquid and less active than markets for higher rated securities. These factors may limit the ability of a Fund to sell lower rated securities at their expected value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated fixed income securities, especially in a thinly traded market. If market quotations are not readily available for the Fund's lower rated or non-rated securities, these securities will be valued by a method VALIC or a Sub-adviser believes accurately reflects fair value. Judgment plays a greater role in valuing lower rated fixed income securities than it does in valuing securities for which more extensive quotations and last sale information are available.



See the Appendix to the prospectus for a description for bond ratings.



Interest Rate Risk



Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a Fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a Fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the Fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.



Manager Risk



The Lifestyle Funds, which do not hold securities directly, are subject to manager risk, which is the possibility that the portfolio managers of the Underlying Series Company Funds may fail to execute the Underlying Series Company Funds' investment strategies effectively. As a result, the Lifestyle Funds may fail to meet their stated objectives.



Risk Associated with Foreign Securities



Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs, EDRs and GDRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.



Among the principal risks of owning foreign securities:



Political risk -- the chance of a change in government and the assets of the company being taken away.



Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.



Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.



INVESTMENT PRACTICES



Limitations



Each Fund has limitations on the percentage of its assets that it may allocate to certain investments. These limits are determined by the Fund's investment objectives and risk level.



Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.



Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.



Lending Portfolio Securities



Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.



A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.



The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodian, as monitored by VALIC and authorized by the Board of Trustees.



For more information about


FOREIGN SECURITIES AND EMERGING


MARKETS, see the Statement


of Additional Information.



For more information about


LENDING PORTFOLIO SECURITIES, see


the Statement of Additional Information.



For more information about


INVESTMENT LIMITATIONS, see the


Statement of Additional


Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers Institutional Class I Shares of the Funds only to employee retirement plans offered through the Distributor.


The Series Company was organized on March 16, 1998, under the laws of the state of Delaware as a business trust, and presently is authorized to sell 23 series, 18 of which are described in this prospectus. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into class. Other classes may be established from time to time in accordance with provisions of the Series Company's Declaration of Trust.



Each class of shares represents an interest in the same assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee, if any. There are no conversion, preemptive or other subscription rights with respect to the Institutional Class I Shares. In the event of liquidation, each of the shares of a Fund is entitled to its portion of all of the Fund's net assets after all debts and expenses of the Fund have been paid.



The Series Company does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares of the Series Company may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Series Company will assist such holders in communicating with other shareholders of the Series Company to the extent required by the 1940 Act. More detailed information concerning the Series Company is set forth in the Statement of Additional Information.


The Series Company's Declaration of Trust provides that no Trustee, officer or shareholder of the Series Company shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Series Company but the assets of the Fund only shall be liable.


Share certificates are not available.


PURCHASE AND REDEMPTION OF SHARES


Institutional Class I shares of each Fund are available to you through your employer plan. Institutional Class I Shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $5 million with the Series Company. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Series Company, less the cost of all redemptions by such plan from the Series Company. The Distributor may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale.



As a participant in an employer retirement plan, you do not purchase Institutional Class I Shares of the Funds directly. Rather, Institutional Class I Shares of a Fund are purchased for you when you elect to allocate your retirement contributions to a Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details.



Investments by individual participants in employer retirement plans are made through their plan sponsor or administrator, who is responsible for transmitting instructions for all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Funds, and the procedures for investing, depend upon the provisions of the plan and whether the plan sponsor or administrator has contracted with the Series Company or designated agent for special processing services.



As distributor, the Distributor sells Institutional Class I Shares of the Funds to employer retirement plans. The Distributor sends orders to buy, sell or transfer shares to the Series Company's designated agent daily. Purchases, exchanges or redemptions of the Funds' shares are processed as soon as they have been received in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Distributor has received the appropriate payment. The Series Company and the Distributor reserve the right to refuse any order for the purchase of shares. The Series Company also reserves the right to suspend the sale of the Funds' shares in response to conditions in the securities markets or for other reasons.



The price to purchase one share of a Fund is the Fund's net asset value per share (NAV). Shares are sold at the public offering price based on the net asset value next determined after receipt of an order. In most cases, in order to receive that day's public offering price, the Series Company's designated agent for pricing purposes, must


VALIC INVESTMENT
SERVICES COMPANY
acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------


receive an order, in good order, before the close of regular trading on the New York Stock Exchange.



The Distributor is a wholly-owned subsidiary of VALIC and acts as distributor of the Funds' shares under an agreement with the Series Company. The Distributor is not required to sell a minimum number of shares to employer retirement plans.


For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

TRANSFERS AND EXCHANGES


An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Exchanges will be accepted by the Series Company only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Series Company reserves the right to refuse any exchange purchase request.


NET ASSET VALUE OF THE SERIES COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:
     Total value of the Fund's
     assets* (including money           The Fund's
     owed to the fund but not yet       Total Net Asset
     collected)                      =  Value
-    The Fund's liabilities
     (including money owed by the
     Fund but not yet paid)

Step 2:
     The Fund's total net asset
     value (from Step 1)
/    The total number of the
     Fund's shares that are             NET ASSET VALUE
     outstanding.                    =  PER SHARE

---------------


* The Series Company uses the fair market value of a Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.


If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4 pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

Through the Distributor, an employer plan sends orders to the Series Company to buy, sell, or transfer shares based on requests received from participants.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income


Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily. The High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund and the Core Bond Fund declare dividends daily and pay such dividends monthly. All other Funds pay dividends quarterly except the International Growth Fund and the International Value Fund, which pay dividends semi-annually.


Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds, except the Lifestyle Funds, may, with respect to 75% of their total assets, invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.


The Lifestyle Funds are "non-diversified" under the 1940 Act, which means that the Lifestyle Funds are not limited in the proportion of their assets that may be invested in the securities of a single issuer.


Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

--------------------------------------------------------------------------------

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on. As a participant under an employer plan, you vote on these matters indirectly by voting your shares. The way you vote your shares as a participant depends on your employer plan.

When a matter comes up for vote, the employer plan will vote its shares in the same proportion as the share votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its shares, it may decide to vote that way.

Controlling Shareholder

VALIC, as the initial sole shareholder of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

Shareholder Meetings

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

  - to approve certain agreements as required by the 1940 Act;

  - to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

  - to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

Shareholder Communications

The Series Company will assist in shareholder communications.

YEAR 2000 RISKS


VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.



These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation. VALIC expects to complete the forgoing activities for all critical business systems relevant to the Series Company by December 1998. Accordingly, VALIC has no contingency plans because any open Year 2000 issues may be addressed in 1999.



In addition, the Series Company and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.



Through June 30, 1998 VALIC has incurred and expensed $13 million (pretax) related to Year 2000 readiness, including $6.5 million incurred during the first six months of 1998. VALIC currently anticipates that it will incur future costs of $3 million (pretax) for additional internal staff, third party vendors, and other expenses to achieve Year 2000 readiness.



Due to the magnitude and complexity of this project, risks and uncertainties exist. If conversion of VALIC's systems is not completed on a timely basis (due to non-performance by significant third-party vendors or other unforeseen circumstances), or if significant third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issue could have a material adverse impact on the operations of VALIC and the Series Company.



EURO CONVERSION



The planned introduction of a single European currency, the Euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union (EMU) presents unique risks and uncertainties for investors in those countries. The European Union currently consists of: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The risks associated with the introduction of the Euro include: (i) whether the payment and operational



See the Statement of Additional

Information for further tax
discussions. You should also
consult your tax advisor before
investing.

--------------------------------------------------------------------------------


systems of banks and other financial institutions will be ready by the scheduled launch date;(ii) the creation of suitable clearing and settlement payment schemes for the Euro; (iii) the legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; (iv) the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; and (v) whether the interest rate, tax and labor regimes of the European countries participating in the Euro will converge over time. Further, the conversion of the currencies of other EMU countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the EMU could adversely affect the Euro. These or other factors may cause market disruptions before or after the introduction of the Euro and could adversely affect the value of foreign securities and currencies held by the Funds.



Additionally, while it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and VALIC and the Sub-advisers may need to adapt their investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies. Also, the transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.


REPORTS


The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to participants or other investors.


If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number / address found on the cover page of this prospectus.

APPENDIX -- DESCRIPTION OF BOND RATINGS

--------------------------------------------------------------------------------


MOODY'S INVESTORS SERVICE



Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Nonrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



Should no rating be assigned, the reason may be one of the following:



1. An application for rating was not received or accepted.



2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.



3. There is a lack of essential data pertaining to the issue or issuer.



4. The issue was privately placed, in which case the rating is not published in Moody's publications.



Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.



STANDARD & POOR'S CORPORATION



AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.



AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.



A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



CI: The rating CI is reserved for income bonds on which no interest is being paid.



D: Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.



Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.



PREFERRED STOCK RATINGS



Both Moody's and Standard & Poor's use the same designations for corporate bonds as they do for preferred stock, except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality distinctions are comparable to those described above for corporate bonds.

APPENDIX -- DESCRIPTION OF COMMERCIAL PAPER RATINGS

--------------------------------------------------------------------------------


MOODY'S



Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:



P-1 (PRIME-1): Superior capacity for repayment.



P-2 (PRIME-2): Strong capacity for repayment.



S&P



S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:



A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.



A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.



A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



FITCH



Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.



F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.



F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.



F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.



F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.



LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Please tear off, complete and return the form below to American General Fund Group Customer Service, P.O. Box 8254, Boston, Massachusetts 02266-8254 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-888-568-2542.


 ................................................................................

--------------------------------------------------------------------------------

  Please send me a free copy of the Statement of Additional Information for American General Series Portfolio Company 2.

  Name: ______________________________________________________________________

  Address: ___________________________________________________________________

  Social Security Number: ____________________________________________________

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


INVESTMENT ADVISER:


The Variable Annuity Life Insurance Company


2929 Allen Parkway


Houston, Texas 77019



INVESTMENT SUB-ADVISERS:


American General Investment Management, L.P.


2929 Allen Parkway


Houston, Texas 77019



Bankers Trust Company


130 Liberty St.


New York, New York 10006



Brown Capital Management, Inc.


809 Cathedral Street


Baltimore, Maryland 21201



Capital Guardian Trust Company


333 South Hope Street


Los Angeles, California 90071



Fiduciary Management Associates, Inc.


55 West Monroe Street


Suite 2550


Chicago, Illinois 60603



Goldman Sachs Asset Management


One New York Plaza


New York, New York 10004



J.P. Morgan Investment Management Inc.


522 Fifth Avenue


New York, New York 10036


Jacobs Asset Management


200 East Broward Boulevard


Suite 1920


Fort Lauderdale, Florida 33301


Neuberger&Berman Management Inc.


605 Third Avenue


Second Floor


New York, New York 10158-0180


State Street Global Advisors


2 International Place


Boston, Massachusetts 02110


DISTRIBUTOR:


VALIC Investment Services Company


2929 Allen Parkway


Houston, Texas 77019


CUSTODIAN:


State Street Bank and Trust Company


225 Franklin Street


Boston, Massachusetts 02110


INDEPENDENT AUDITORS:


Ernst & Young LLP


1221 McKinney Street


Houston, Texas 77010


TRANSFER AND SHAREHOLDER SERVICE AGENT:


National Financial Data Services, Inc.


330 West 9th Street


Kansas City, Missouri 64105



                             TRUSTEES AND OFFICERS



        TRUSTEES            OFFICERS
        --------            --------
Judith L. Craven            Thomas L. West, Jr.        Chairman
Timothy J. Ebner            John A. Graf               President
Gustavo E. Gonzales, Jr.    Craig R. Rodby             Vice Chairman
John A. Graf                John E. Arant              Executive Vice President
Norman Hackerman            Michael G. Atnip           Executive Vice President
John William Lancaster      Joe C. Osborne             Executive Vice President
Ben H. Love                 Peter V. Tuters            Senior Investment Officer
John E. Maupin, Jr.         Teresa S. Moro             Vice President and Investment Officer
F. Robert Paulsen           William Trimbur, Jr.       Vice President and Investment Officer
Craig R. Rodby              Brent C. Nelson            Vice President
R. Miller Upton             Cynthia A. Toles           Vice President and Secretary
Thomas L. West, Jr.         Nori L. Gabert             Vice President and Assistant Secretary
                            Maruti D. More             Vice President-Investments
                            Gregory R. Seward          Treasurer
                            Kathryn A. Pearce          Controller
                            Cynthia A. Gibbons         Assistant Vice President
                            Jaime M. Sepulveda         Assistant Treasurer
                            Donna L. Hathaway          Assistant Controller
                            Earl E. Allen, Jr.         Assistant Treasurer



Printed Matter


Printed in U.S.A.


VA 10832 VER. 11/98                                         Recycled Paper  LOGO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN
FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO
THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION

                 PRELIMINARY PROSPECTUS DATED OCTOBER 15, 1998


AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 2
INSTITUTIONAL CLASS II SHARES                            2929 ALLEN PARKWAY
                                                         HOUSTON TEXAS 77019

                                                         OCTOBER 15, 1998

PROSPECTUS


The American General Series Portfolio Company 2 (the "Series Company") is a mutual fund made up of 23 separate Funds (the "Funds"), 18 of which are described in detail in this prospectus. Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 18 Funds available under this prospectus:


ACTIVELY MANAGED EQUITY FUNDS:

      AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND")

      Long-term capital appreciation through investments in non-U.S. companies, the majority of which are expected to be in developed markets.


      AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND")

      Long-term growth through investments in large cap U.S. issuers. Dividend income is a secondary objective.


      AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND")

      Capital appreciation through investments in medium capitalization equity securities. Current income is a secondary objective.


      AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND")

      Long-term growth through investments in small growth companies.


      AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

      AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
      Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

      AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")

      Growth through investments in medium capitalization companies.


      AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.

SPECIALTY EQUITY FUND:

      AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND")

      Growth through investments in companies meeting social criteria of the Fund.


BALANCED FUND:

      AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
      Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.


INCOME FUNDS:



      AMERICAN GENERAL HIGH YIELD BOND FUND ("HIGH YIELD BOND FUND")


      Highest possible total return and income consistent with conservation of capital through investments in high yielding, high risk fixed income securities. INVESTMENTS OF THIS TYPE ARE REGARDED BY THE RATING AGENCIES AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO AN ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.



      AMERICAN GENERAL STRATEGIC BOND FUND ("STRATEGIC BOND FUND")


      Highest possible total return and income consistent with conservation of capital through investments in income producing securities. THE LOWER RATED FIXED INCOME SECURITIES IN WHICH THE FUND MAY INVEST ARE REGARDED BY THE RATING AGENCIES AS SPECULATIVE WITH RESPECT TO AN ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.



      AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")


      High total return consistent with conservation of capital through investments primarily in investment grade fixed income securities.



      AMERICAN GENERAL CORE BOND FUND ("CORE BOND FUND")


      Highest possible total return consistent with conservation of capital through investments in medium to high quality fixed income securities.



MONEY MARKET FUND:


      AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
      Income through investments in short-term money market securities.


LIFESTYLE FUNDS:


      AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

      AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
      Growth and current income through investments in Series Company Funds.

      AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
      Current income and a low to moderate level of growth through investments in Series Company Funds.

--------------------------------------------------------------------------------


SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



The Variable Annuity Life Insurance Company ("VALIC") is the Funds' investment adviser. Institutional Class II Shares of these Funds are available to you only through an employer retirement plan purchased through VALIC Investment Services Company ("the Distributor"), an affiliate of VALIC, which establishes an account balance with the Series Company in excess of $500 million. The Distributor may waive the minimum account balance requirement under certain conditions. For full details of Institutional Class II Shares eligibility criteria, see "Purchase and Redemption of Shares." VALIC is a member of the American General Corporation group of companies.


Because different employer plans contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your employer's plan for a complete list of Funds in which you may invest. BE SURE TO READ ALL PROSPECTUSES AND EMPLOYER PLAN MATERIALS IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.


This prospectus offers Institutional Class II Shares of the Funds only. The Funds offer other classes of shares that offer different services to investors and incur different expenses, which would affect performance.



This prospectus sets forth concisely the information you should know before investing in the Funds.



VALIC has filed a Statement of Additional Information, dated October 15, 1998, with the Securities and Exchange Commission ("SEC"). This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to American General Series Portfolio Company 2 at the address above or call 1-888-568-2542. The Statement of Additional Information has been filed with the SEC and is available along with other related materials at the SEC's internal web site (http://www.sec.gov).


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE APPROVED OR DISAPPROVED THESE FUNDS. ALSO, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATORS HAVE PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.
                                  DO NOT COPY

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
COVER PAGE
WELCOME.......................................     1
FEE TABLE.....................................     3
ABOUT THE SERIES COMPANY'S MANAGEMENT.........     5
     Investment Adviser.......................     5
     Investment Sub-advisers..................     5
     Portfolio Manager........................     7
     How Advisers Are Paid for Their
       Services...............................     7
     The Sub-advisers.........................     8
     About the Board of Trustees..............     9
ABOUT THE FUNDS...............................    10
     Growth, Balanced, Income, Stability and
       Lifestyle Categories...................    10
     About Level of Risk......................    10
     About Portfolio Turnover.................    10
     About Fund Performance...................    11
HOW TO READ A FUND FACT SHEET.................    12
SERIES COMPANY FUND FACT SHEETS
     ACTIVELY MANAGED EQUITY FUNDS
          International Growth Fund...........    13
          Large Cap Growth Fund...............    17
          Mid Cap Growth Fund.................    19
          Small Cap Growth Fund...............    22
          International Value Fund............    24
          Large Cap Value Fund................    26
          Mid Cap Value Fund..................    29
          Small Cap Value Fund................    31
     SPECIALTY EQUITY FUND
          Socially Responsible Fund...........    33
     BALANCED FUND
          Balanced Fund.......................    35
     INCOME FUNDS
          High Yield Bond Fund................    38
          Strategic Bond Fund.................    39
          Domestic Bond Fund..................    41
          Core Bond Fund......................    43
     MONEY MARKET FUND
          Money Market Fund...................    46
     LIFESTYLE FUNDS
          Growth Lifestyle Fund...............    48
          Moderate Growth Lifestyle Fund......    50
          Conservative Growth Lifestyle
            Fund..............................    52
TYPES OF INVESTMENTS..........................    54
     Equity Securities........................    54
     Fixed Income Securities..................    54



                                                PAGE
                                                ----
          U.S. Government Securities..........    55
          Mortgage-Related Securities.........    55
          Asset-Backed Securities.............    56
          Loan Participations.................    56
     Variable Amount Demand Master Notes......    56
     Variable Rate Demand Notes...............
     Structured Securities....................    56
     Real Estate Securities...................    57
     Illiquid and Restricted Securities.......    57
     Foreign Securities.......................    57
     Depository Receipts......................    57
     Investment Funds.........................    57
     Foreign Currency.........................    57
     When-Issued Securities...................    58
     Money Market Securities..................    58
     Investment Companies.....................    58
     Derivatives..............................    58
          Options.............................    58
          Call Option.........................    58
          Put Option..........................    58
     Swap Agreements..........................    59
     Warrants and Rights......................    59
     Repurchase Agreements....................    59
     Reverse Repurchase Agreements, Dollar
       Rolls and Borrowings...................    59
     A Word About Risk........................    60
     Investment Practices.....................    61
          Limitations.........................    61
          Lending Portfolio Securities........    61

ABOUT THE SERIES COMPANY......................    62
     Series Company Shares....................    62
     Purchase and Redemption of Shares........    62
     Transfers and Exchanges..................    63
     Net Asset Value of the Series Company
       Shares.................................    63
     Dividends and Capital Gains..............    63
     Diversification..........................    63
     Taxes....................................    64
     Voting Rights............................    64
     Year 2000 Risks..........................    64
     Euro Conversion..........................    65
     Reports..................................    65
     Appendix -- Description of Bond
       Ratings................................    66
     Appendix -- Description of Commercial
       Paper Ratings..........................    68


                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company and any Investment Sub-adviser that we work with. The words you and your mean the participant.

American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998.


The Series Company is an open-end management investment company and currently consists of 23 different Funds, 18 of which are described in detail in this prospectus. VALIC serves as each Fund's Investment Adviser and, in this role, reports directly to the Series Company's Board of Trustees. As Investment Adviser, VALIC oversees the Funds' day-to-day operations, supervises the purchase and sale of Fund investments and performs the cash management function. Investment Sub-advisers make the investment decisions for the Funds that they manage, as described more fully in this prospectus. However, VALIC makes investment decisions for, and is directly responsible for the day-to-day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. For more information, see "About the Series Company's Management" in this prospectus.


Individuals can't invest in the shares of these Funds directly. Instead, they participate through an employer plan that purchases shares of the Funds through the Distributor. Most often employers establish retirement plans so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your employer's plan materials.

After you invest in a Fund, you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your employer plan, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money or leave it in the account until you need it. At a certain age you may be required to begin withdrawals.


All inquiries regarding this prospectus should be directed, in writing, to American General Fund Group Customer Service, P.O. Box 8254, Boston, Massachusetts 02266-8254, or by calling 1-888-568-2542.



Open-end means shares

of the Funds can be
bought or sold by the
Series Company at any
time. Also, there is no limit
on the number of investors
who may buy shares.

                      (This page intentionally left blank)

FEE TABLE

--------------------------------------------------------------------------------


The following tables illustrate the fees and expenses that investors bear directly or indirectly as shareholders of the Funds. Shareholder transaction expenses are the charges that an investor pays to purchase or redeem shares of a Fund. Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' anticipated expenses for the first year of operation on an annualized basis.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                             None
Maximum Sales Load Imposed on Reinvested Dividends            None
Maximum Deferred Sales Load                                   None
Redemption Fees (as a percentage of amounts redeemed, if
  applicable)                                                 None
Exchange Fee                                                  None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

(after expense reimbursements, as a percentage of net assets)

--------------------------------------------------------------------------------


                                       INTERNATIONAL    LARGE CAP      MID CAP      SMALL CAP    INTERNATIONAL   LARGE CAP
                                        GROWTH FUND    GROWTH FUND   GROWTH FUND   GROWTH FUND    VALUE FUND     VALUE FUND
                                       -------------   -----------   -----------   -----------   -------------   ----------
Management Fee                              0.90%          0.55%         0.65%         0.85%          1.00%         0.50%
Other Expenses(b)                           0.82%          0.59%         0.73%         0.67%          0.80%         0.59%
Total Fund Expenses                         1.72%          1.14%         1.38%         1.52%          1.80%         1.09%
Expense Reimbursement                      -0.69%         -0.41%        -0.71%        -0.49%         -0.88%        -0.41%
Total Fund Expenses after
 Reimbursement                              1.03%          0.73%         0.67%         1.03%          0.92%         0.68%
                                           =====          =====         =====         =====          =====         =====

                                                                  SOCIALLY
                                        MID CAP     SMALL CAP    RESPONSIBLE   BALANCED
                                       VALUE FUND   VALUE FUND      FUND         FUND
                                       ----------   ----------   -----------   --------
Management Fee                            0.75%        0.75%         0.25%       0.80%
Other Expenses(b)                         0.73%        0.68%         1.87%       0.77%
Total Fund Expenses                       1.48%        1.43%         2.12%       1.57%
Expense Reimbursement                    -0.56%       -0.57%        -1.69%      -0.87%
Total Fund Expenses after
 Reimbursement                            0.92%        0.86%         0.43%       0.70%
                                         =====        =====         =====       =====


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

(after expense reimbursements, as a percentage of net assets)

--------------------------------------------------------------------------------

                                                                                                                  MODERATE
                                       HIGH YIELD                                                      GROWTH      GROWTH
                                          BOND      STRATEGIC   DOMESTIC    CORE BOND      MONEY      LIFESTYLE   LIFESTYLE
                                          FUND      BOND FUND   BOND FUND     FUND      MARKET FUND    FUND(A)     FUND(A)
                                       ----------   ---------   ---------   ---------   -----------   ---------   ---------
Management Fee                             0.70%       0.60%       0.60%       0.50%        0.25%       0.10%       0.10%
Other Expenses(b)                          1.53%       2.46%       0.66%       1.32%        1.27%       0.00%       0.00%
Total Fund Expenses                        2.23%       3.06%       1.26%       1.82%        1.52%       0.10%       0.10%
Expense Reimbursement                     -1.35%      -2.28%      -0.60%      -1.14%       -1.09%       0.00%       0.00%
Total Fund Expenses after
 Reimbursement                             0.88%       0.78%       0.66%       0.68%        0.43%       0.10%       0.10%
                                         ======      ======      ======      ======       ======        ====        ====

                                       CONSERVATIVE
                                          GROWTH
                                        LIFESTYLE
                                         FUND(A)
                                       ------------
Management Fee                             0.10%
Other Expenses(b)                          0.00%
Total Fund Expenses                        0.10%
Expense Reimbursement                      0.00%
Total Fund Expenses after
 Reimbursement                             0.10%
                                           ====


---------------


(a) The Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund seek to accomplish their respective objectives by investing primarily in a number of other Series Company Funds ("Underlying Series Company Funds"). Each Lifestyle Fund will bear indirectly its pro rata share of the fees and expenses incurred by the Underlying Series Company Funds in which the Lifestyle Fund is invested.



(b) Other Expenses, which include custody, accounting, reports to shareholders, audit, legal, administrative, recordkeeping and other miscellaneous services provided to the Funds, are based on estimated amounts for the current fiscal year.


--------------------------------------------------------------------------------

TOTAL COMBINED OPERATING EXPENSES(a)


(including indirect expenses) (after expense reimbursements, as a percentage of net assets)

--------------------------------------------------------------------------------


                                                              ESTIMATED TOTAL COMBINED
                                                               OPERATING EXPENSES(B)
                                                              ------------------------
Growth Lifestyle Fund                                                   0.94%
Moderate Growth Lifestyle Fund                                          0.88%
Conservative Growth Lifestyle Fund                                      0.85%



(a) Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the Underlying Series Company Funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the Underlying Series Company Funds is maintained.



(b)  Reflects estimated total average weighted combined operating expenses.



The purpose of the expense tables above is to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear directly or indirectly.

--------------------------------------------------------------------------------


EXAMPLE

--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment assuming each Fund's annual return is 5%.


                                                       1 YEAR    3 YEARS
                                                       ------    -------
International Growth Fund                               $10        $33
Large Cap Growth Fund                                   $ 7        $23
Mid Cap Growth Fund                                     $ 7        $21
Small Cap Growth Fund                                   $10        $33
International Value Fund                                $ 9        $29
Large Cap Value Fund                                    $ 7        $22
Mid Cap Value Fund                                      $ 9        $29
Small Cap Value Fund                                    $ 9        $27
Socially Responsible Fund                               $ 4        $14
Balanced Fund                                           $ 7        $22
High Yield Bond Fund                                    $ 9        $28
Strategic Bond Fund                                     $ 8        $25
Domestic Bond Fund                                      $ 7        $21
Core Bond Fund                                          $ 7        $22
Money Market Fund                                       $ 4        $14
Growth Lifestyle Fund                                   $ 1        $ 3
Moderate Growth Lifestyle Fund                          $ 1        $ 3
Conservative Growth Lifestyle Fund                      $ 1        $ 3



THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

ABOUT THE SERIES COMPANY'S MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISER


VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC, as of June 30, 1998, had over $8.5 billion in assets under management. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.



VALIC is a member of the American General Corporation group of companies. The American General Corporation group of companies is a leading provider of retirement services, life insurance and consumer loans. Members of the American General Corporation group of companies operate in each of the 50 states and Canada.



As Investment Adviser, VALIC oversees the Funds' day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management function. For the International Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund and the Core Bond Fund, VALIC employs Investment Sub-advisers who make investment decisions for such Fund(s). However, VALIC makes investment decisions for, and is directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it entered into with the Series Company. The Investment Advisory Agreement provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates these expenses to each Fund in a manner approved by the Board of Trustees. After the second year, this agreement will be renewed once each year by the Series Company's Board of Trustees.



One Investment Advisory Agreement dated October 7, 1998 covers all Funds.


For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.


In selecting Sub-advisers, the Series Company's Trustees carefully evaluated:
(i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.


The Sub-advisers are:


AMERICAN GENERAL INVESTMENT MANAGEMENT, L.P. ("AGIM")



AGIM is the Sub-adviser for the Core Bond Fund, the Strategic Bond Fund and the High Yield Bond Fund. AGIM is a limited partnership whose sole general partner and sole limited partner are wholly-owned subsidiaries of American General Corporation. AGIM provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. As of June 30, 1998, AGIM had approximately $70 billion in assets under management.


BANKERS TRUST COMPANY
("BANKER'S TRUST")


Bankers Trust is one of two Sub-advisers for the Small Cap Value Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of June 30, 1998, Bankers Trust was the seventh largest U.S. financial services

VALIC'S ADDRESS is 2929 Allen

Parkway, Houston, Texas 77019.


AGIM'S PRINCIPAL OFFICES


are located at 2929 Allen


Parkway, Houston, Texas 77019.


BANKERS TRUST'S PRINCIPAL OFFICES
are located at 130 Liberty Street,
New York, New York 10006.

--------------------------------------------------------------------------------


institution and managed over $360 billion in assets. Bankers Trust is entirely owned by Bankers Trust Corporation, a bank holding company.


BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")


Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $4 billion in assets as of June 30, 1998.


CAPITAL GUARDIAN TRUST COMPANY
("CAPITAL GUARDIAN")


Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of June 30, 1998, Capital Guardian had more than $79.5 billion in assets under management.


FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")


FMA is one of two Sub-advisers for the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profitsharing plans, trusts, estates and other institutions as well as individuals. As of June 30, 1998, FMA had over $1.9 billion in assets under management.


GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")


GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of June 30, 1998, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $162.2 billion.


J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JP MORGAN")


JP Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, JP Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of June 30, 1998, JP Morgan and its affiliates employed over 300 analysts and portfolio managers around the world and had more than $300 billion in assets under management.


JACOBS ASSET MANAGEMENT


Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of June 30, 1998, Jacobs Asset Management had more than $431 million in assets under management.



NEUBERGER & BERMAN MANAGEMENT INC. ("N&B MANAGEMENT")



N&B Management is the Sub-adviser for the Mid Cap Value Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of June 30, 1998, N&B Management and its affiliates managed approximately $59 billion in aggregate net assets, including approximately $24 billion in mutual fund assets.


STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")


State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $390 billion under management as of June 30, 1998.



BROWN CAPITAL MANAGEMENT'S PRINCIPAL OFFICES are located at
809 Cathedral Street, Baltimore, Maryland 21201.



CAPITAL GUARDIAN'S PRINCIPAL


OFFICES are located at 333 South


Hope Street, Los Angeles,


California 90071.



FMA'S PRINCIPAL OFFICES are located at 55 West Monroe Street, Suite #2550, Chicago, Illinois 60603.


GSAM'S PRINCIPAL OFFICES are located at One New York Plaza, New York, New York 10004.

JP MORGAN'S PRINCIPAL OFFICES are located at 522 Fifth Avenue, New York, NY
10036.

JACOBS ASSET MANAGEMENT'S
PRINCIPAL OFFICES are located at 200 East Broward
Boulevard, Suite 1920,
Fort. Lauderdale, Florida 33301.

N&B MANAGEMENT'S PRINCIPAL OFFICES are located 605 Third Avenue, Second Floor, New York, New York 10158-0180.

STATE STREET GLOBAL ADVISOR'S
PRINCIPAL OFFICES are located at
2 International Place, Boston,
Massachusetts 02110.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER


A manager is a person or team of persons VALIC or one of its Sub-advisers has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.


HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

International Growth Fund         0.90% on the first $100 million
                                  0.80% on assets over $100 million
Large Cap Growth Fund             0.55%
Mid Cap Growth Fund               0.65% on the first $25 million
                                  0.55% on the next $25 million
                                  0.45% on assets over $50 million
Small Cap Growth Fund             0.85%
International Value Fund          1.00% on the first $25 million
                                  0.85% on the next $25 million
                                  0.675% on the next $200 million
                                  0.625% on assets over $250 million
Large Cap Value Fund              0.50%
Mid Cap Value Fund                0.75% on the first $100 million
                                  0.725% on the next $150 million
                                  0.70% on the next $250 million
                                  0.675% on the next $250 million
                                  0.65% on the assets over $750 million
Small Cap Value Fund              0.75% on the first $50 million
                                  0.65% on the assets over $50 million


Socially Responsible
 Fund                    0.25%
Balanced Fund            0.80% on the first $25 million
                         0.65% on the next $25 million
                         0.45% on assets over $50 million
High Yield Bond Fund     0.70% on the first $200 million
                         0.60% on the next $300 million
                         0.55% on assets over $500 million
Strategic Bond Fund      0.60% on the first $200 million
                         0.50% on the next $300 million
                         0.45% on assets over $500 million
Domestic Bond Fund       0.60% on the first $50 million
                         0.45% on the next $50 million
                         0.43% on the next $200 million
                         0.40% on the assets over $300 million
Core Bond Fund           0.50% on the first $200 million
                         0.45% on the next $300 million
                         0.40% on assets over $500 million
Money Market Fund        0.25%
Conservative Growth
 Lifestyle Fund          0.10%
Moderate Growth
 Lifestyle Fund          0.10%
Growth Lifestyle Fund    0.10%



The Investment Advisory Agreement VALIC entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.



As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the Underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.



  From time to time VALIC, the Sub-advisers and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

--------------------------------------------------------------------------------

THE SUB-ADVISERS


The Funds do not pay the Sub-advisers directly. According to the agreements, VALIC pays them periodically a fee based on the Fund's average daily net asset values. VALIC pays them a percentage of what is paid to us by the Funds. VALIC and the Sub-advisers may agree to change the amount of money VALIC pays them. Any such change increasing the charge paid by a Fund to VALIC would have to be approved by the Series Company Board of Trustees and the shareholders of the Fund.



The Series Company was issued an exemptive order by the SEC on September 9, 1998 for an exemption (the "Exemption") from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things: (1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee the Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the initial shareholder of each Fund, on October 7, 1998 consented to permit VALIC to terminate, replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.



Under the Investment Sub-advisory Agreement we have with AGIM, we pay AGIM a monthly fee based on the average daily net asset values for the Core Bond Fund at an annual rate of 0.25% of the first $200 million, 0.20% of the next $300 million and 0.15% on assets over $500 million and the Strategic Bond Fund at an annual rate of 0.35% of the first $200 million, 0.25% of the next $300 million and 0.20% on assets over $500 million. We pay AGIM a monthly fee based on the average daily net asset values of the High Yield Bond Fund at an annual rate of 0.45% of the first $200 million, 0.35% of the next $300 million and 0.30% on assets over $500 million.



Under the Investment Sub-advisory Agreement we have with Bankers Trust, we pay Bankers Trust monthly fees based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at an annual rate of 0.03%.



Under the Investment Sub-advisory Agreement we have with Brown Capital Management, we pay Brown Capital Management a monthly fee based on the average daily net asset values of the Mid Cap Growth Fund at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% on assets over $50 million.



Under the Investment Sub-advisory Agreement we have with Capital Guardian, we pay Capital Guardian a quarterly fee based on the average daily net asset values of the International Value Fund at an annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% on assets over $250 million and the Domestic Bond Fund at an annual rate of 0.35% of the first $50 million, 0.20% on the next $50 million, 0.18% on the next $200 million and 0.15% of assets over $300 million. We pay Capital Guardian quarterly fees based on the average daily net asset values of the Balanced Fund at an annual rate of 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% on assets over $50 million. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million, and a 12.5% discount to all fees if total fees exceed $12 million.



Under the Investment Sub-advisory Agreement we have with FMA, we pay FMA a monthly fee based on the average daily net asset values of the portion of the Small Cap Value Fund portfolio it manages at the annual rate of 0.50% of the first $50 million and 0.40% on assets over $50 million.



Under the Investment Sub-advisory Agreement we have with GSAM, we pay GSAM a monthly fee based on the average daily net asset values of the Large Cap Growth Fund at the annual rate of 0.30%.



Under the Investment Sub-advisory Agreement we have with JP Morgan, we pay JP Morgan a monthly fee based on the average daily net asset values of the Small Cap Growth Fund at the annual rate of 0.60%.


For more information on WHAT THE SUB-ADVISERS ARE PAID, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

--------------------------------------------------------------------------------


Under the Investment Sub-advisory Agreement we have with Jacobs Asset Management, we pay Jacobs Asset Management a monthly fee based on the average daily net asset values of the International Growth Fund at an annual rate of 0.65% of the first $100 million and 0.55% on assets over $100 million.



Under the Investment Sub-advisory Agreement we have with N & B Management, we pay N & B Management a monthly fee based on the average daily net asset values of the Mid Cap Value Fund at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% on assets over $750 million.



Under the Investment Sub-advisory Agreement we have with State Street Global Advisors, we pay State Street Global Advisors a monthly fee based on the average daily net asset values of the Large Cap Value Fund at the annual rate of 0.25% but no less than $50,000 per year.



According to the agreements VALIC has with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. VALIC retains the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.


The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.


The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.



The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into written contracts, as required by the 1940 Act, to allow the Sub-advisers' affiliates to effect these types of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.



VALIC and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.


ABOUT THE BOARD OF TRUSTEES

The Series Company Board of Trustees currently consists of twelve members: nine are independent Trustees and three are VALIC employees.

The Board of Trustees may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

GROWTH CATEGORY

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  International Growth Fund
  Large Cap Growth Fund
  Mid Cap Growth Fund
  Small Cap Growth Fund
  International Value Fund
  Large Cap Value Fund
  Mid Cap Value Fund
  Small Cap Value Fund
  Socially Responsible Fund

BALANCED CATEGORY

(COMBINATION OF GROWTH AND INCOME CATEGORIES)



The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. The Fund in the balanced category seek to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.



Series Company Balanced Category includes:


  Balanced Fund

INCOME CATEGORY


Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on a Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to a Fund on a regular basis.


Series Company Income Category includes:


  High Yield Bond Fund


  Strategic Bond Fund

  Domestic Bond Fund

  Core Bond Fund


STABILITY CATEGORY


The Fund in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.


Series Company Stability Category includes:


  Money Market Fund


LIFESTYLE CATEGORY


The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The Lifestyle Funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.



A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Company Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.


Series Company Lifestyle Category includes:

  Growth Lifestyle Fund
  Moderate Growth Lifestyle Fund
  Conservative Growth Lifestyle Fund

ABOUT LEVEL OF RISK


The risks involved in each Fund are described in each Fund's Fact Sheet. These risks may include market risk, credit risk, interest rate risk, manager risk and risk associated with foreign securities. These risks are described in the "Types of Investments" section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.


ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds

--------------------------------------------------------------------------------


sell and buy investments as part of their investment strategy.



High portfolio turnover may cause a Fund's expenses to increase. For example, a Fund may have to pay brokerage fees and other related expenses.



The anticipated annual portfolio turnover rates for each of the Funds except the Money Market Fund are as follows:



                                ANTICIPATED
                                 PORTFOLIO
        NAME OF FUND           TURNOVER RATE
        ------------           -------------
International Growth Fund             50%
Large Cap Growth Fund              50-75%
Mid Cap Growth Fund                30-60%
Small Cap Growth Fund                100%
International Value Fund             150%
Large Cap Value Fund                 100%
Mid Cap Value Fund                   100%
Small Cap Value Fund                 100%
Socially Responsible Fund            120%
Balanced Fund                        150%
High Yield Bond Fund             100-200%
Strategic Bond Fund              100-200%
Domestic Bond Fund                   150%
Core Bond Fund                   100-200%
Growth Lifestyle Fund              10-20%
Moderate Growth Lifestyle          10-20%
  Fund
Conservative Growth Lifestyle      10-20%
  Fund



A portfolio turnover rate of 100% or more a year is considered high. A high rate increases a Fund's transaction costs and expenses.


ABOUT FUND PERFORMANCE


From time to time, the Series Company may advertise Fund performance information such as Fund average annual total return and index total return. Information as to how this Fund performance information is calculated appears in the Statement of Additional Information.

HOW TO READ A FUND FACT SHEET

--------------------------------------------------------------------------------


FUND HIGHLIGHTS-----------------------------------------------------------------
Gives you a quick recap of each Fund.

FUND NAME-----------------------------------------------------------------------

INVESTMENT ADVISER; INVESTMENT SUB-ADVISER--------------------------------------
They make the investment decisions for the Fund. See "About the Series
Company's Management" for more information.

PORTFOLIO MANAGER---------------------------------------------------------------
Some Funds have a specific person or persons assigned as the portfolio manager. The person is described here. The portfolio manager's role is explained in "About the Series Company's Management."

INVESTMENT OBJECTIVE------------------------------------------------------------
This is the goal of the Fund, which is set by the Series Company Board of Trustees.

INVESTMENT RISK-----------------------------------------------------------------
Shows some of the investment risks of the Fund.

INVESTMENT STRATEGY-------------------------------------------------------------
This section explains how the Investment Advisers go about meeting the Fund's Investment Objective.

FUND INVESTMENTS----------------------------------------------------------------
Shows the types of investments the Fund makes.

PERFORMANCE INFORMATION OF OTHER INVESTMENT COMPANIES AND PRIVATE ACCOUNTS------ This shows the average annual total return for a mutual fund, a managed account or a composite of mutual funds and/or managed accounts, managed in substantially the same manner as a Fund, for the time period ended March 31, 1998. Although these numbers represent the returns as of that date, they do not represent performance information since that date. Performance information for periods since June 30, 1998 may be significantly different (lower) than the performance shown. Information about how the mutual fund, managed account or composite performed for the period shown is presented net of fees and expenses.



                                    [CHART]

INTERNATIONAL GROWTH


FUND


Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM CAPITAL
                     APPRECIATION THROUGH
                     INVESTMENTS IN NON-U.S.
                     COMPANIES, THE MAJORITY OF
                     WHICH ARE EXPECTED TO BE IN
                     DEVELOPED MARKETS
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Jacobs Asset Management



PORTFOLIO MANAGER



This Fund is managed by an investment committee comprised of the following individuals: Daniel L. Jacobs, Wai W. Chin, Robert J. Jurgens and Cynthia A. New. Mr. Jacobs has been President of the Sub-adviser since July 1, 1995. From 1984 to 1995, Mr. Jacobs was Executive Vice President and Director of Templeton Investment Counsel. Mr. Jacobs was portfolio manager of Templeton's Smaller Companies Growth Fund and Templeton Variable Product Series Fund -- Templeton International Fund. Ms. Chin has been Managing Director of Asian Research and Portfolio Management of the Sub-adviser since July 1995. Prior to this, Ms. Chin was Vice President of the Global Equity Group of Scudder, Stevens & Clark from 1989 to April 1995. Mr. Jurgens has been Managing Director of European Research and Portfolio Management of the Sub-adviser since August 1995. From 1993 to 1995, Mr. Jurgens was Vice President and head of AIG Global Investors' International Equity Division. Ms. New has been Director, Latin American Research, of the Sub-adviser since July 1998. Prior to this, Ms. New was an equity analyst at Pioneer Management Corporation from December 1997 to June 1998 and was at Templeton International Council from June 1993 to December 1997, where she had research and portfolio management responsibilities for developed and emerging market corporate and government debt securities.



INVESTMENT OBJECTIVE



Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.



INVESTMENT RISK



As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments do not have, including foreign political and economic developments, fluctuations in foreign exchange rates and limited publicly available information. For a further explanation of the risks associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will diversify its investments among developed and emerging market countries. The Fund will focus its emerging market investments on those countries in which the Sub-adviser believes the economies are developing and the markets are becoming more sophisticated. An "emerging market country" is any country which, in the opinion of the Sub-adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (the World Bank) and the International Finance Corporation. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging countries is not feasible or may involve unacceptable political risks.



We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities including those of smaller capitalization companies.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

INTERNATIONAL GROWTH FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Foreign equity securities**    at least 85%
  Equity securities including
  common stock, preferred
  stock, convertible
  preferred stock, rights and
  warrants, and American
  Depository Receipts
  ("ADRs"), European
  Depository Receipts ("EDRs") and Global
  Depository Receipts ("GDRs")
--------------------------------------------
Equity securities of issuers   up to 40%
  in emerging countries***
--------------------------------------------
Equity securities of small     generally 50%
  capitalization
  companies****
--------------------------------------------
Equity securities of open-end  up to 10%
  or closed-end investment
  companies
--------------------------------------------
Forward currency exchange      up to 100%
  contracts
--------------------------------------------
Illiquid securities*****       up to 15%
--------------------------------------------
Rule 144A securities (liquid)  up to 25%
--------------------------------------------
Short-term investments******   up to 10%
--------------------------------------------



     * At time of purchase.


    ** We intend to invest at least 85% of this Fund's total assets in the equity securities of at least three countries outside the United States.


   *** "Emerging countries" are countries with economies or securities markets that are considered by the Sub-adviser not to be fully developed. An "emerging country" security is issued by a company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging country.


  **** Small capitalization companies are companies with market capitalizations of less than $1 billion at the time of purchase. In certain countries, companies at the high end of the $1 billion capitalization range would be considered to be mid cap or large cap companies.


 ***** Percent of Fund's net assets applied at all times.


****** For temporary defensive reasons, we may invest up to 100% of the Fund's total assets in short-term (less than twelve months to maturity) securities or cash, including domestic and foreign money market instruments, certificates of deposit, bankers' acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or Prime 1 or Prime 2 by Moody's Investors Services, Inc. ("Moody's") or if unrated, in our opinion of comparable quality. In no event will the Fund purchase short-term securities rated below Baa by Moody's or BBB by S&P. We may do this when we think economic, political or market conditions make it too risky for us to follow our general guidelines.

--------------------------------------------------------------------------------


1. The Templeton Performance Information



The International Growth Fund recently commenced operations and, therefore, has no investment performance record. The performance information shown herein is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart below shows the historical investment performance of the Templeton International Fund, net of fees and expenses, for the year-ended June 30, 1995 and for the period May 1, 1992 to June 30, 1995, during Mr. Jacobs tenure as the portfolio manager. Mr. Jacobs was primarily responsible for the day-to-day management and no other person had a significant role in achieving the Templeton International Fund's performance.



The International Growth Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the International Growth Fund are higher than the total fees incurred by the Templeton International Fund. Consequently, the performance results for the Templeton International Fund would have been lower if the Templeton International Fund had the same expenses as the International Growth Fund. The performance of the Templeton International Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE TEMPLETON INTERNATIONAL FUND WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL WHO MANAGED THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL GROWTH FUND ITSELF.


          AVERAGE ANNUAL TOTAL RETURN OF TEMPLETON INTERNATIONAL FUND



-----------------------------------------------------
         1 YEAR*                SINCE INCEPTION*
-----------------------------------------------------
          10.14%                     12.33%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                      STIPULATED PAYMENT MADE MAY 1, 1992


                                    [CHART]

                          *PERIOD ENDED JUNE 30, 1995



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Growth Fund is likely to differ from the Templeton International Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the International Growth Fund may vary from those of the Templeton International Fund.

--------------------------------------------------------------------------------


2. The Separate Account Performance Information



Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies are substantially similar, though not necessarily identical, to those employed by the Sub-adviser with respect to separately managed accounts of the Sub-adviser ("Separately Managed Accounts"). The chart herein shows the historical investment performance for a composite of the Sub-adviser's Separately Managed Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the International Growth Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all Separately Managed Accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.



The Separately Managed Accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Separately Managed Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the International Growth Fund are higher than the total fees incurred by the Separately Managed Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser's Separately Managed Accounts had the same expenses as the International Growth Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S SEPARATELY MANAGED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS WHO MANAGE THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL GROWTH FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                            OF SUB-ADVISER COMPOSITE



-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          19.02%                     22.04%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Growth Fund is likely to differ from the Sub-adviser's Separately Managed Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the International Growth Fund may vary from those of the Sub-adviser's Separately Managed Accounts and performance of the International Growth Fund may vary from those of the Sub-adviser Composite.

LARGE CAP GROWTH FUND


Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN LARGE CAP
                     U.S. ISSUERS. DIVIDEND
                     INCOME IS A SECONDARY
                     OBJECTIVE.
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Goldman Sachs Asset Management



PORTFOLIO MANAGER



The Fund is managed by the following individuals: Robert C. Jones; Kent A. Clark; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. From 1987 to 1989, he was the senior quantitative analyst in the Goldman Sachs Investment Research Department and the author of the monthly Stock Selection publication. Mr. Clark, Vice President, joined the Sub-adviser's quantitative equity management team in 1992. Prior to joining the Sub-adviser, Mr. Clark studied for a Ph.D in finance at the University of Chicago. Mr. Pinter, Vice President, joined the Sub-adviser in 1990. From 1985 to 1990, he was a project manager in the Sub-adviser's Information Technology Division. Ms. Brown, Vice President, joined the Sub-adviser in 1998. From 1984 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.


INVESTMENT OBJECTIVE


Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.


INVESTMENT RISK



This Fund invests almost entirely in equity securities. The value of equity securities can rise and fall over both short and long periods of time. The Fund's investments are selected to maintain a risk profile similar to the Russell 1000 Growth Index, and your investment may experience similar changes in value and share similar risks such as market risk, credit risk, interest rate risk and risk associated with foreign securities. For more information about market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests primarily in the equity securities of large cap U.S. issuers. Large cap U.S. issuers include the largest 1,000 companies by market capitalization traded in the United States.



The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.



We follow the guidelines listed below for making the primary investments for this Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of large cap  at least 65%
  U.S. issuers
--------------------------------------------
Other equity securities of      up to 25%
  U.S. and foreign issuers**,
  including convertible
  securities, ADRs and GDRs
--------------------------------------------
Investment grade fixed income   up to 100%
  securities***
--------------------------------------------
Futures and options****         up to 5%
--------------------------------------------
Illiquid securities*****        up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 25%
--------------------------------------------
Warrants and stock purchase     up to 5%
  rights
--------------------------------------------
Investment companies            up to 5%
--------------------------------------------
Unseasoned companies            up to 5%
--------------------------------------------



    * At time of purchase.


   ** This Fund may invest in the equity securities of a foreign issuer only if the securities are traded in the U.S.


  *** For temporary defensive purposes, we may invest up to 100% of the Fund's total assets in fixed income securities, including U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by S&P or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year. The Sub-adviser will not necessarily dispose of a fixed income security when its ratings are down graded to below investment grade.


 **** The Fund may purchase or sell futures contracts only with respect to a representative index. At no time will the aggregate margin deposit required on all futures or options held exceed 5% of the Fund's total assets.


***** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Large Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Large Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to sixteen accounts ("Combined Accounts"), including fourteen advisory accounts ("Accounts") and two registered mutual funds ("Funds"). The chart herein shows the historical investment performance for a composite of the Combined Accounts ("Combined Accounts Composite"), which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Large Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of average fees and expenses charged by the Accounts and the Funds. These expenses include investment advisory fees but do not include custodial fees (other than for the mutual funds), which, if included, could lessen the performance presented. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from November 11, 1991 to January 30, 1998.



The Accounts included in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Large Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Large Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE LARGE CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE LARGE CAP GROWTH FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                         OF COMBINED ACCOUNTS COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         51.22%           26.08%           22.95%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Large Cap Growth Fund is likely to differ from the Sub-Adviser's Accounts and Funds in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Large Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Large Cap Growth Fund may vary from that of the Combined Accounts Composite.

MID CAP GROWTH FUND


Fact Sheet

-------------------------------------------------
Investment Goal      CAPITAL APPRECIATION THROUGH
                     INVESTMENTS IN MEDIUM
                     CAPITALIZATION EQUITY
                     SECURITIES. CURRENT INCOME
                     IS A SECONDARY OBJECTIVE.
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Brown Capital Management, Inc.



PORTFOLIO MANAGER



The Fund is managed by a team led by Eddie C. Brown. Mr. Brown is Founder, President and controlling shareholder of the Sub-adviser. Mr. Brown has been with the Sub-adviser since its inception in 1983. Robert E. Hall, Theodore M. Alexander III, Noreen A. Frost, and Stephon A. Jackson assist Mr. Brown in the management of the Fund. Mr. Hall, Senior Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in September 1993. Mr. Alexander, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in October 1995. Prior to this, Mr. Alexander was a Securities Analyst at Legg Mason Wood Walker from June 1994 to October 1995. From June 1990 to January 1994, Mr. Alexander was a Securities Analyst at Alex Brown & Sons, Inc. Ms. Frost, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in February 1996. Prior to this, Ms. Frost was in institutional sales at Duff & Phelps Securities Co. from December 1994 to October 1996. From 1983 to 1993, Ms. Frost was Investment/Broker-Dealer Analyst at Alex Brown & Sons, Inc. Mr. Jackson, Vice President and Portfolio Manager/Analyst, joined the Sub-adviser in July 1997. Prior to this, Mr. Jackson was Portfolio Manager/Director of Research at NCM Capital Management from March 1994 to June 1997. From March 1993 to March 1994, Mr. Jackson was an Analyst at Putnam Investments.



INVESTMENT OBJECTIVE



Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective.



INVESTMENT RISK



This Fund invests mostly in equity securities of medium-sized companies that we believe are undervalued in the marketplace. The value of any equity security may rise or fall over long or short periods of time. Although these equity securities present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



This Fund will invest principally in the equity securities of medium capitalization companies. Medium capitalization companies include companies with a market capitalization of $1 to $7 billion. We will seek to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

MID CAP GROWTH FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for this Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of medium     at least 65%
  capitalization companies
--------------------------------------------
Other equity securities         up to 35%
  Common stocks, convertible
  preferred stocks, preferred
  stocks and convertible bonds
  traded on domestic exchanges
  or in over-the-counter
  markets
--------------------------------------------
Foreign equity securities,      up to 10%
  ADRs**
--------------------------------------------
Money market instruments***     up to 10%
  and fixed income
  securities****, U.S.
  Government securities,
  corporate fixed income
  securities**** (including
  those subject to repurchase
  agreements), bankers
  acceptances and certificates
  of deposit of domestic
  branches of U.S. banks,
  commercial paper (including
  variable amount demand
  master notes) rated in one
  of the two highest ratings
  categories of organizations
  or, if not rated, of
  equivalent quality and cash
  and cash equivalents
--------------------------------------------
Illiquid securities*****        up to 10%
--------------------------------------------
Rule 144A securities (liquid)   up to 25%
--------------------------------------------
Real estate securities******    up to 10%
--------------------------------------------



     * At time of purchase.


    ** Foreign equity securities held by this Fund will be held in the form of ADRs.


   *** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.


  **** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


 ***** Percent of Fund's net assets applied at all times.


****** This Fund will not invest directly in real estate, but rather, in interests in or readily marketable securities issued by companies that invest in real estate, including real estate investment trusts (REITs).

--------------------------------------------------------------------------------


The Mid Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to discretionary investment management accounts under their management ("Combined Accounts"). The chart herein shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite") which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Mid Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of account fees and expenses. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from January 1, 1993 to March 31, 1998.



The Combined Accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Combined Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Mid Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MID CAP GROWTH FUND ITSELF.


           AVERAGE ANNUAL TOTAL RETURN OF COMBINED ACCOUNTS COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         47.95%           23.51%           21.86%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1993


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Mid Cap Growth Fund is likely to differ from the Sub-adviser's Combined Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Mid Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Mid Cap Growth Fund may vary from that of the Combined Accounts Composite.

SMALL CAP GROWTH FUND


Fact Sheet

-------------------------------------------------
Investment Goal      LONG-TERM GROWTH THROUGH
                     INVESTMENTS IN SMALL GROWTH
                     COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



J.P. Morgan Investment Management Inc.



PORTFOLIO MANAGER



Candice Eggerss, Stephen J. Rich and Saira Malik are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is a Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Mr. Rich is a Vice President and a portfolio manager in the Small Cap Equity Group. In addition to his present position, his seven years of experience in equity portfolio management include positions in the Sub-adviser's Structured Equity and Balanced/Equity groups. Ms. Malik joined the Sub-adviser in 1995 after completing her graduate studies at the University of Wisconsin.


INVESTMENT OBJECTIVE


Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.



INVESTMENT RISK


Small capitalization companies may not have the financial strength to do well in difficult times. Because they are small, the prices of their equity securities may fluctuate more over the short term but they have more potential to grow. This means their value may offer greater potential for appreciation. The equity securities that the Fund invests in involve certain risks such as market risks. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



This Fund invests in small capitalization U.S. companies, which are companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000 Growth Index. Within each industry, the Fund invests in equity securities that the Sub-adviser's research and valuation process indicate are undervalued. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.



We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
Fund Investments                 Assets*
-----------------------------------------------
Equity securities of         at least 65%
  small capitalization
  growth companies
  including U.S. and
  foreign common stocks,
  convertible securities,
  preferred stocks,
  warrants and rights
-----------------------------------------------
Other equity securities      up to 35%
  of U.S. and foreign
  large and medium
  capitalization issuers
  including common
  stocks, convertible
  securities, preferred
  stocks, warrants,
  rights and investment
  company securities
-----------------------------------------------
Foreign investments          up to 5%
-----------------------------------------------
Futures and options          up to 25%
-----------------------------------------------
Illiquid securities**        up to 15%
-----------------------------------------------
Rule 144A securities         up to 30%
  (liquid)
-----------------------------------------------
Investment grade             up to 10%
  short-term fixed income
  securities***
-----------------------------------------------
Swaps Agreements             up to 5%
-----------------------------------------------



  * At time of purchase.


 ** Percent of Fund's net assets applied at all times.


*** During severe market downturns, we may invest up to 100% of the Fund's assets in investment grade short-term securities, including repurchase agreements. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------



The Small Cap Growth Fund recently commenced operations and, therefore, has no investment performance record. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to discretionary investment management accounts under their management ("Combined Accounts"). The chart herein shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite") which was managed by the Sub-adviser in substantially the same manner as the Small Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.



The Combined Accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Combined Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Small Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SMALL CAP GROWTH FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                         OF COMBINED ACCOUNTS COMPOSITE



-----------------------------------------------------
          1 YEAR                SINCE INCEPTION
-----------------------------------------------------
          53.70%                     29.20%
-----------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Small Cap Growth Fund is likely to differ from the Sub-adviser's Combined Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Small Cap Growth Fund may vary from those of the Sub-adviser's Combined Accounts and the performance of the Small Cap Growth Fund may vary from that of the Combined Accounts Composite.

INTERNATIONAL VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH OF CAPITAL AND FUTURE
                     INCOME THROUGH INVESTMENTS
                     IN NON-U.S. ISSUERS
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Capital Guardian Trust Company



PORTFOLIO MANAGER



The Fund's portfolio managers include: (i) Robert Ronus, President of the Sub-adviser, who has been an investment professional for 29 years and has been with the Sub-adviser or an affiliate for 25 years; (ii) David Fisher, Vice Chairman of the Sub-adviser, who has been an investment professional for 32 years and has been with the Sub-adviser or an affiliate for 28 years; (iii) Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., an affiliate of the Sub-adviser, who has been an investment professional for 26 years and has been with the Sub-adviser or an affiliate for 25 years;
(iv) Nancy Kyle, Senior Vice President of the Sub-adviser, who has been an investment professional for 24 years and has been with the Sub-adviser or an affiliate for 7 years; (v) John McIlwraith, Senior Vice President of the Sub-adviser, who has been an investment professional for 28 years and has been with the Sub-adviser or an affiliate for 14 years; (vi) Nilly Sikorsky, Director of The Capital Group of Companies, Inc., an affiliate of the Sub-adviser, who has been an investment professional for 35 years and has been with the Sub-adviser or an affiliate for 35 years; (vii) Lionel Sauvage, Vice President of the Sub-adviser, who has been an investment professional for 11 years and has been with the Sub-adviser or an affiliate for 11 years; (viii) Richard Havas, Sr., Vice President of the Sub-adviser, who has been an investment professional for 16 years and has been with the Sub-adviser or an affiliate for 12 years; and
(ix) Rudolf Staehelin, Sr., Vice President of Capital Research International, an affiliate the Sub-adviser, who has been an investment professional for 20 years and has been with the Sub-adviser or an affiliate for 16 years.



INVESTMENT OBJECTIVE



Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.



INVESTMENT RISK



As described in the Investment Strategy section below, this Fund invests almost all of its assets in foreign securities, which have risks that U.S. investments do not have, including future foreign political and economic developments, fluctuations in foreign exchange rates and limited publicly available information. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in a portfolio consisting primarily of equity and fixed income securities of non-U.S. issuers.



While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.



                                Percent of
                               Fund's Total
Fund Investments                 Assets*
-----------------------------------------------
Foreign securities**        at least 80%
  Equity securities,
  investment grade fixed
  income securities
-----------------------------------------------
Futures and options Put     up to 90% of the
  and call options on       amount in foreign
  foreign currencies and    securities
  forward currency
  contracts
-----------------------------------------------
Cash, cash equivalents,     up to 100%
  government securities,
  nonconvertible
  preferred stocks, or
  investment grade fixed
  income securities***
-----------------------------------------------
Rule 144A securities        up to 15%
  (liquid)
-----------------------------------------------
Illiquid securities****     up to 15%
-----------------------------------------------



   * At the time of purchase.


  ** We may invest up to 10% of the Fund's assets in the securities of foreign small capitalization companies. The Fund also may invest in securities of issuers located in emerging market countries.


 *** We may invest up to 100% of the Fund's assets in these instruments in varying proportions as a temporary defensive position, when we think economic, political and market conditions in foreign countries make it too risky to follow our general guidelines. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


**** Percent of Fund's net assets applied at all times.



For additional


information about THE


FUND'S INVESTMENTS see


"Types of Investments."

--------------------------------------------------------------------------------



The International Value Fund recently commenced operations and, therefore, has no investment performance record. However, the International Value Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. The chart herein shows the historical investment performance for a composite of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the International Value Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the International Value Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the International Value Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL VALUE FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                             SUB-ADVISER COMPOSITE



---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       24.02%              14.85%            11.35%
---------------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the International Value Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the International Value Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the International Value Fund may vary from that of the Sub-adviser Composite.

LARGE CAP VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      TOTAL RETURNS EXCEEDING THE
                     RUSSELL 1000 VALUE INDEX
                     THROUGH INVESTMENTS IN
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



State Street Bank & Trust Company/


State Street Global Advisors



PORTFOLIO MANAGER



The Fund's portfolio managers include Jeffrey P. Adams, Jennifer W. Bardsley, David A. Hanna, Douglas T. Holmes, CFA, Ben J. Salm, Peter Stonberg, CFA, Richard B. Weed and Peter B. Wiley, CFA. Mr. Adams, Principal, US Active Equity joined the Sub-adviser in June 1989, where he has been the team leader of the Small Cap Strategy since its inception and is responsible for the research initiatives for this product. Mr. Adams' responsibilities include the management of global active portfolios and research and development of new U.S. active processes. Ms. Bardsley, Principal, US Active Equity, joined the Sub-adviser in 1993 as a member of the Investment Systems group and moved to the U.S. Active Equity group in January 1996, where her responsibilities include product development, portfolio management and maintenance of the modeling and portfolio construction processes. Mr. Hanna, Principal, US Active Equity, joined the Sub-adviser in May 1997 and is a Portfolio Manager for the Hedged Matrix (Long/Short Market Neutral) Product and participates in group research projects involving the development of modeling and portfolio development techniques. Prior to joining the Sub-adviser, Mr. Hanna was director of equity and quantitative research at Standish, Ayer & Wood, from January 1992 to April 1997, where he both managed a group of quantitative analysts and worked on equity research projects. Mr. Holmes, Managing Director, Global Enhanced Equity, joined the Sub-adviser in 1984 and specializes in the portfolio construction, risk control and trading of accounts managed by the Sub-adviser in this area. Mr. Salm, Principal, US Active Equity, joined the Sub-adviser in 1992 and is responsible for research, product development and portfolio management within the US Active strategy. Mr. Stonberg, Principal and Head of US Active Equity, joined the Sub-adviser in 1981 and is responsible for all of the Sub-adviser's US Active Equity investment strategies. Mr. Weed, Principal, US Active Equity, joined the Sub-adviser in April 1994, where his responsibilities include portfolio management, product development and research. Previously, Mr. Weed was with Valuequest, an investment adviser, from December 1993 to March 1994 and with Brattle Group, an economic consulting firm, from May 1992 to November 1993. Mr. Wiley, Principal, US Active Equity, joined the Sub-adviser in April 1997. Previously, Mr. Wiley was with Colonial Management Associates, an investment management firm, from August 1992 to April 1997.



INVESTMENT OBJECTIVE



Seeks to provide total returns that exceed over time the Russell 1000 Value Index (Index) through investment in equity securities.



INVESTMENT RISK



This Fund invests primarily in the equity securities of large, well-established companies that generally possess the strength to withstand difficult financial periods. Nevertheless, the value of any equity security can rise or fall over short and long periods of time. As described below, in order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of equity securities from different economic sectors in this Fund's portfolio at a level similar to that of the Index. There is no assurance that the Fund will be unaffected by such economic factors.



Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund will invest primarily in equity securities of large capitalization companies. Large capitalization companies include the largest 1,200 companies by market capitalization domiciled in the United States. Equity securities will be selected and ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with the price of its equity securities within the context of its historical valuation. The measure of Wall Street sentiment examines changes in Wall Street analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures will be combined to create a single composite score of an equity security's attractiveness. These scores are used to determine their relative attractiveness. Sector weights are maintained at a similar level



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

LARGE CAP VALUE FUND



Fact Sheet

--------------------------------------------------------------------------------


to that of the Index to avoid unintended exposure to factors such as the direction of the economy, interest rates, energy prices and inflation.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of large      at least 65%
  capitalization companies
--------------------------------------------
ADRs                            up to 5%
--------------------------------------------
Debentures                      up to 5%
--------------------------------------------
Notes                           up to 5%
--------------------------------------------
Warrants**                      up to 5%
--------------------------------------------
Illiquid and restricted         up to 15%
  securities**
--------------------------------------------
Rule 144A securities (liquid)   up to 15%
--------------------------------------------
Securities lending              up to 331/3%
--------------------------------------------
When-issued securities**        up to 25%
--------------------------------------------
Put and call options            up to 5%
  Covered put and call options
  on securities
  Put and call options on
  securities indices
--------------------------------------------
Futures and options             up to 5%
  Initial margin deposits on
  futures and premiums for
  options and futures
--------------------------------------------
High quality short-term fixed   up to 100%
  income securities***
--------------------------------------------



    * At time of purchase.


   ** Percent of Fund's net assets applied at all times.


  *** For temporary defensive purposes, to invest uncommitted cash balances or to meet shareholder redemptions, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.

--------------------------------------------------------------------------------


The Large Cap Value Fund recently commenced operations and, therefore, has no investment performance record. However, the Large Cap Value Fund is managed by the Sub-adviser in substantially the same manner and by the same individuals as those who manage discretionary accounts (the "Discretionary Accounts") with substantially similar investment objectives, policies and strategies.



The chart herein shows the investment performance for all Discretionary Accounts, net of account fees and expenses. The inception dates for the Discretionary Accounts range from August 1, 1992 through August 1, 1997. The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Large Cap Value Fund are higher than the total fees incurred by the Discretionary Accounts. Consequently, the performance results for the Discretionary Accounts would have been lower if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. The performance of the Discretionary Accounts has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE LARGE CAP VALUE FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                           OF DISCRETIONARY ACCOUNTS



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         58.95%           24.14%           24.04%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE AUGUST 1, 1992


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Large Cap Value Fund is likely to differ from the Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Large Cap Value Fund may vary from those of the Discretionary Accounts.

MID CAP VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN MEDIUM CAPITALIZATION
                     COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER


Neuberger&Berman Management Inc.



PORTFOLIO MANAGER



Michael M. Kassen, Robert I. Gendelman and S. Basu Mullick serve as co-managers of the Fund. Mr. Kassen and Mr. Gendelman are Vice Presidents of the Sub-adviser and principals of


Neuberger&Berman, LLC. Messrs. Kassen and Gendelman have been associated with the Sub-adviser since 1990 and 1994, respectively. Prior to 1994, Mr. Gendelman was a portfolio manager for another mutual fund manager. Mr. Mullick has been a Vice President of the Sub-adviser since October 1998. From 1993 to 1998, Mr. Mullick was a portfolio manager for another mutual fund manager.



INVESTMENT OBJECTIVE



Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.



INVESTMENT RISK



The value of any equity security may rise or fall over long or short periods of time. Although equity securities present an opportunity for capital appreciation, they may not be broadly traded and involve market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



This Fund invests principally in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(TM) Index. As of June 30, 1998, the largest company included in the Russell Midcap(TM) Index had an approximate market capitalization of $10.3 billion. We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance a company in its particular field.



We follow the guidelines listed below for making the investments for this Fund.



                                 Percent of
                                Fund's Total
Fund Investments                  Assets*
--------------------------------------------
Equity securities of medium     at least 65%
  capitalization companies
--------------------------------------------
Other equity securities         up to 35%
  Common stock, preferred
    stock, convertible
    securities
--------------------------------------------
Covered call options            up to 35%
--------------------------------------------
Foreign currency transactions   up to 5%
--------------------------------------------
Options on foreign currencies   up to 5%
--------------------------------------------
Foreign securities              up to 10%
--------------------------------------------
Illiquid and restricted         up to 15%
  securities**
--------------------------------------------
Rule 144A securities (liquid)   up to 25%
--------------------------------------------
Corporate fixed income          up to 15%
  securities rated C or higher
  by Moody's or CC or higher
  by S&P and comparable
  unrated securities***
--------------------------------------------
Investment grade fixed income   less than 5%
  securities****, corporate
  bonds and debentures, U.S.
  Government securities, money
  market instruments, zero
  coupon securities
--------------------------------------------
Cash and cash equivalents*****  up to 100%
--------------------------------------------



    * At time of purchase.


   ** We may invest up to 15% of the Fund's net assets in illiquid securities. This limitation applies at all times. Restricted securities are explained under "Types of Investments."


  *** This Fund may invest up to 15% of its net assets in below investment grade fixed income securities only when we believe that the anticipated return to the Fund warrants exposure to the additional risk involved in these instruments.


 **** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


***** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Mid Cap Value Fund recently commenced operations and, therefore, has no investment performance record. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar, though not necessarily identical, to those of Neuberger&Berman Partners Fund and it is managed by the Sub-adviser in substantially the same manner and by the same individuals as Neuberger&Berman Partners Fund. Neuberger&Berman Partners Fund seeks to achieve its objective by investing principally in common stocks of medium to large capitalization companies. As a result, Neuberger&Berman Partners Fund may in the future have, or in the past have had, greater exposure to larger capitalization companies than the Mid Cap Value Fund will have. The chart herein shows the investment performance for Neuberger&Berman Partners Fund for the period April 1, 1988 through March 31, 1998, net of Neuberger&Berman Partners Fund's fees and expenses. The date the Sub-Adviser assumed management of Neuberger&Berman Partners Fund was January 20, 1975.



The Mid Cap Value Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees after (expense reimbursements) for the Mid Cap
Value Fund are higher than the total fees incurred by Neuberger&Berman Partners Fund. Consequently, the performance results for Neuberger&Berman Partners Fund would have been lower if Neuberger&Berman Partners Fund had the same expenses as the Mid Cap Value Fund. The performance of Neuberger&Berman Partners Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON NEUBERGER&BERMAN PARTNERS FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MID CAP VALUE FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                         NEUBERGER&BERMAN PARTNERS FUND



    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         41.54%           21.80%           17.95%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Mid Cap Value Fund is likely to differ from Neuberger&Berman Partners Fund in size, cash flow patterns and certain tax matters. Neuberger&Berman Partners Fund may have greater exposure to large capitalization companies than the Mid Cap Value Fund. Accordingly, the portfolio holdings and performance of the Mid Cap Value Fund may vary from those of Neuberger&Berman Partners Fund.

SMALL CAP VALUE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      MAXIMUM LONG-TERM RETURN
                     THROUGH INVESTMENTS IN SMALL
                     CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISERS



Fiduciary Management Associates, Inc.


Bankers Trust Company



PORTFOLIO MANAGER



The actively-managed portion of the Fund's portfolio is managed by Kathryn Maag Vorisek, Douglas G. Madigan, CFA, Lloyd J. Spicer, CFA, and Terry B. French of Fiduciary Management Associates, Inc. Ms. Vorisek, Senior Vice President and Portfolio Manager/Analyst for the Sub-adviser's small cap discipline, is the team leader. Ms. Vorisek joined the Sub-adviser in April 1996. Previously, Ms. Vorisek was with Duff & Phelps Investment Management from June 1989 to April 1996. Mr. Madigan, Senior Vice President and Director of Research, joined the Sub-adviser in September 1998. Previously, Mr. Madigan was with Harris Bank as Vice President, Equity Research, from 1994 to September 1998 and as Mutual Fund Portfolio Manager and Partner from 1996 to September 1998. Prior to that, Mr. Madigan was Vice President and Senior Portfolio Manager at Continental Bank from 1989 to 1994. Mr. Spicer, Senior Vice President and Portfolio Manager/ Small Cap Advisor, joined the Sub-adviser in March 1994. Previously, Mr. Spicer was Senior Vice President at LaSalle National Corporation from February 1982 through March 1994. Mr. French, Senior Vice President and Portfolio Manager, joined the Sub-adviser in November 1997. Mr. French managed private investment portfolios from January 1991 to November 1997.



Frank Salerno, Managing Director-Chief Investment Officer of Quantitative and Equity Index of Bankers Trust Company, has been the portfolio manager for the passively-managed portion of this Fund's portfolio since the Fund's inception. Mr. Salerno has been with the Sub-adviser since 1981.



INVESTMENT OBJECTIVE



Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.



INVESTMENT RISK



A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2,000 stocks in the Russell 2000 Index (Index). This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.



Because this Fund invests in smaller capitalization equity securities, your investment may exhibit greater market value volatility than investments in common stocks of larger companies. Your investment also will experience similar changes in value and share similar risks as stocks included in the Index, such as market risk and risk associated with investment in foreign securities. For more information about these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGIES



This Fund invests primarily in equity securities of small capitalization companies, which are companies whose stock market capitalizations range from $50 million to $1 billion and companies included in the Index. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.



The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Index that, as a group, should reflect its performance. The stocks of the Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, we rely on the aforementioned statistical technique to figure out, of the stocks tracked by the Index, how many and which ones to buy.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

SMALL CAP VALUE FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments            Assets*
---------------------------------------------
Equity securities of small       at least 65%
  capitalization companies**
---------------------------------------------
Short-term investments Foreign   up to 35%
  and domestic money market
  instruments, certificates of
  deposit, bankers'
  acceptances, time deposits,
  U.S. Government obligations,
  U.S. Government agency
  securities, short-term
  corporate fixed income
  securities***, commercial
  paper rated A-1 or A-2 by
  S&P or Prime-1 or Prime-2 by
  Moody's or, if unrated, of
  comparable quality,
  repurchase agreements
---------------------------------------------
Illiquid securities****          up to 15%
---------------------------------------------
Futures and Options              up to 20%
---------------------------------------------
Swap Agreements                  up to 10%
---------------------------------------------
Warrants*****                    up to 5%
---------------------------------------------
Time deposits******              up to 10%
---------------------------------------------
Foreign securities               up to 10%
---------------------------------------------
Investment companies             up to 10%
---------------------------------------------
Rule 144A securities (liquid)    up to 10%
---------------------------------------------



     * At time of purchase.


    ** This Fund will invest at least 65% of its total assets in equity securities of companies whose stock market capitalizations range from $50 million to $1 billion, including stocks in the Russell 2000 Index.


   *** The Fund will not purchase short-term fixed income securities rated below Baa by Moodys or BBB by S&P. However, the Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


  **** Percent of Fund's net assets applied at all times.


 ***** The Fund's investment in warrants will not exceed
       2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.


****** This Fund will invest only in time deposits maturing in two to seven calendar days. The Fund will not purchase time deposits maturing in more than seven days.

SOCIALLY RESPONSIBLE


FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN COMPANIES MEETING SOCIAL
                     CRITERIA OF THE FUND
-------------------------------------------------
Investment Category  GROWTH


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



Maruti More' has been this Fund's portfolio manager and Vice President -- Investments of the Series Company since its inception. Since April 1998, Mr. More' serves as Vice President of VALIC and American General Investment Management, L.P. Previously, Mr. More' was with American General Corporation from August 1996 to April 1998. Prior to that, Mr. More' was Managing Director, Marketable Securities for Paul Revere Investment Management Corporation from 1993 to 1995. Mr. More' has served as Portfolio Manager of the American General Series Portfolio Company Social Awareness Fund ("AGSPC Social Awareness Fund") since October 1998.



INVESTMENT OBJECTIVE



Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund. The Fund does not invest in companies that:


  - produce nuclear energy;



  - make military weapons or delivery systems; or



  - engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).



INVESTMENT RISK


This Fund may experience market risk, and risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in this prospectus.



If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.



To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.



Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.



INVESTMENT STRATEGY



We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
   Fund's Investments            Assets*
-----------------------------------------------
Equity securities of         at least 80%
  companies meeting the
  Fund's social criteria
-----------------------------------------------
Other types of equity        up to 20%
  securities of companies
  meeting social criteria
  including:
    Foreign securities
    Preferred stock
    Convertible
    securities
-----------------------------------------------
High quality money market    up to 20%
  securities and warrants
-----------------------------------------------
Futures and options          up to 33%
-----------------------------------------------
Illiquid and restricted      up to 10%
  securities**
-----------------------------------------------
Rule 144A securities         up to 20%
  (liquid)
-----------------------------------------------



 * At time of purchase.


** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Socially Responsible Fund recently commenced operations and, therefore, has no investment performance record. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the AGSPC Social Awareness Fund and it is managed by VALIC in substantially the same manner as the AGSPC Social Awareness Fund. The chart herein shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through March 31, 1998, net of AGSPC Social Awareness Fund's fees and expenses. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.



The AGSPC Social Awareness Fund is subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Socially Responsible Fund are higher than the total fees incurred by the AGSPC Social Awareness Fund. Consequently, the performance results for the AGSPC Social Awareness Fund would have been lower if the AGSPC Social Awareness Fund had the same expenses as the Socially Responsible Fund. The performance of the AGSPC Social Awareness Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AGSPC SOCIAL AWARENESS FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SOCIALLY RESPONSIBLE FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                         OF AGSPC SOCIAL AWARENESS FUND



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         47.45%           21.54%           16.57%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Socially Responsible Fund is likely to differ from the AGSPC Social Awareness Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Socially Responsible Fund may vary from those of the AGSPC Social Awareness Fund.

BALANCED FUND


Fact Sheet

-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH OF
                     CAPITAL AND INCOME THROUGH
                     INVESTMENTS IN FIXED INCOME
                     AND EQUITY SECURITIES
-------------------------------------------------
Investment Category  BALANCED


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Capital Guardian Trust Company



PORTFOLIO MANAGER



This Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.



The portfolio managers for the fixed income portion of the Fund include: (i) Jim Mulally, Senior Vice President of the Sub-adviser, who has been an investment professional for 21 years and has been with the Sub-adviser or an affiliate for 18 years; and (ii) Jim Baker, Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years.



The portfolio managers for the U.S. large cap equity portion of the Fund include: (i) David Fisher, Vice Chairman of the Sub-adviser, who has been an investment professional for 32 years and has been with the Sub-adviser or an affiliate for 28 years; (ii) Gene Stein, Executive Vice President of the Sub-adviser, who has been an investment professional for 26 years and has been with the Sub-adviser or an affiliate for 25 years; (iii) Michael Ericksen, Senior Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years; (iv) Ted Samuels, Senior Vice President of the Sub-adviser, who has been an investment professional for 19 years and has been with the Sub-adviser or an affiliate for 17 years; (v) Donnalisa Barnum, Vice President of the Sub-adviser, who has been an investment professional for 16 years and has been with the Sub-adviser or an affiliate for 12 years; and (vi) R. Bryan Jacoboski, Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 4 years. Previously Mr. Jacoboski was Managing Director, Equity Research at Paine Webber from 1983 to 1994.



The portfolio managers for the U.S. small cap equity portion of the Fund include: (i) Bob Kirby, Chairman Emeritus of the Sub-adviser, who has been an investment professional for 45 years and has been with the Sub-adviser or an affiliate for 32 years; (ii) Michael Ericksen, Senior Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years; (iii) James Kang, Vice President of Capital Guardian Research Company, an affiliate of the Sub-adviser, who has been an investment professional for 11 years and has been with the Sub-adviser or an affiliate for 10 years; and (iv) R. Bryan Jacoboski, Vice President of the Sub-adviser.



INVESTMENT OBJECTIVE



Seeks balanced accomplishment of


(i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.



INVESTMENT RISK



This Fund invests principally in fixed income and equity securities. The value of an equity security can rise and fall over long and short periods of time and involve market risks. Like equity securities, fixed income securities involve certain risks, including interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the fixed income securities that the Fund owns to be worth less than the Fund paid. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in a combination of fixed income and equity securities in order to maintain the value of your principal investment and provide you with capital growth and income over the long term. At all times at least 25% of the Fund's total assets are invested in fixed income senior securities. We select securities for the Fund's portfolio by identifying fixed income and equity securities that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different group of portfolio managers makes investment decisions for the fixed income and equity portions of the Fund.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

BALANCED FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                Percent of
                               Fund's Total
      Fund Investments           Assets*
-------------------------------------------
Fixed income securities        up to 75%
  Securities rated A or
  better by Moody's or S&P or
  of comparable investment
  quality** securities issued
  by the U.S. Government and
  its instrumentalities,
  securities issued by the
  Canadian Government, its
  provinces or their
  instrumentalities,
  mortgage-related securities
  of governmental issuers,
  GNMA certificates of
  private issuers,
  collateralized mortgage
  obligations,
  mortgage-backed bonds, cash
  or cash equivalents,
  including commercial bank
  obligations and commercial
  paper***
-------------------------------------------
Fixed income senior            at least 25%
  securities
-------------------------------------------
Equity securities****          up to 75%
-------------------------------------------
High yielding, high risk       up to 20%
  fixed income
  securities*****
-------------------------------------------
Rule 144A securities (liquid)  up to 15%
-------------------------------------------
Illiquid securities******      up to 15%
-------------------------------------------



     * At time of purchase.


    ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   *** All of the above listed fixed income securities will constitute at least 75% of the fixed income securities held by the Fund.


  **** Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S. small capitalization companies.


 ***** No minimum rating requirement applied.
       Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


****** Percent of Fund's net assets applied at all times.

--------------------------------------------------------------------------------


The Balanced Fund recently commenced operations and, therefore, has no investment performance record. However, the Balanced Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. Although managed in substantially the same manner as the Balanced Fund, the Discretionary Accounts may not invest as great a percentage of their assets in fixed income senior securities as the Balanced Fund. As a result, the Balanced Fund may have, greater exposure to fixed income senior securities than the Discretionary Accounts. The chart herein shows the historical investment performance for a composite of all of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the Balanced Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Balanced Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the Balanced Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S


DISCRETIONARY ACCOUNTS WHICH ARE


MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE BALANCED FUND ITSELF.


                         AVERAGE ANNUAL TOTAL RETURN OF


                             SUB-ADVISER COMPOSITE



    --------------------------------------------------
         1 YEAR           5 YEAR          10 YEAR
    --------------------------------------------------
         31.17%           15.84%           14.44%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Balanced Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Balanced Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the Balanced Fund may vary from that of the Sub-adviser Composite.

HIGH YIELD BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN AND INCOME CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN HIGH
                     YIELDING, HIGH RISK FIXED
                     INCOME SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGERS


The Fund is managed by Gordon Massie, who is assisted by Jeffrey Gary and Mark Pauly, CFA. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998. Mr. Gary, Vice President, joined the Sub-adviser in June 1998. From 1996 to April 1998, Mr. Gary was Managing Director at Koch Capital Services, Inc. and from 1993 to 1996, Mr. Gary served as Senior Analyst/Trader at Cargill Financial Services. Mr. Pauly, Senior Investment Manager, High Yield, joined the Sub-adviser in April 1998. From August 1994 to August 1996, Mr. Pauly served as the Manager of Portfolio Forecasting and Analysis for American General Corporation and, from June 1992 to August 1994, Mr. Pauly was Director of Marketing Services for American General of New York.



INVESTMENT OBJECTIVE


Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed income securities.



INVESTMENT RISK



High yielding, high risk fixed income securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities, achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them. The Fund is also subject to risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in the prospectus.



INVESTMENT STRATEGY



The Fund invests in high yielding, high risk fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments           Assets*
--------------------------------------------
Fixed income securities rated   at least 65%
  below Baa3 by Moody's and
  below BBB- by S&P**
--------------------------------------------
Foreign fixed income            up to 35%
  securities rated below Baa3
  by Moody's and below BBB- by
  S&P**
--------------------------------------------
Fixed income securities rated   up to 35%
  Baa3 or higher by Moody's or
  Rated BBB- or higher by
  S&P***
--------------------------------------------
Zero coupon securities (i.e.,   up to 15%
  securities not paying
  current cash interest)
--------------------------------------------
Fixed income securities rated   up to 15%
  below Caa3 by Moody's or
  CCC- by S&P***
--------------------------------------------
Equity securities               up to 20%
  preferred stocks,
  convertible securities,
  common stocks and warrants
--------------------------------------------
Illiquid securities****         up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 30%
--------------------------------------------



   * At time of purchase.


  ** Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


 *** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


**** Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

STRATEGIC BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN AND INCOME CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN
                     INCOME PRODUCING SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGERS



The Fund is managed by Steven Guterman, who is assisted by Gordon Massie, Robert Hiebert, CFA, Craig Mitchell, CFA, James J. Roth, George Steelman, Edwin Ferrell, CFA and William Trimbur, Jr., CFA. Mr. Guterman, Executive Vice President, joined the Sub-adviser in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc. from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998. In such capacity, Mr. Guterman served as a portfolio manager of the Manufacturers Investment Trust Strategic Bond Trust, the New England Zenith Fund Salomon Brothers Strategic Bond Opportunities Series, the North American Funds Strategic Income Fund, the JNL Series Trust Salomon Brothers/JNL Global Bond Series, the Salomon Brothers Series Funds Inc. Strategic Bond Fund and the Nationwide Separate Account Trust Nationwide Multi-Sector Bond Fund. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998. Mr. Hiebert, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998. Previously, Mr. Hiebert served as Senior Corporate Bond Trader at American General Corporation from August 1995 to April 1998. Prior to that, Mr. Hiebert served as Senior Trader with Cargill Financial Services Corp. from June 1992 to August 1995. Mr. Mitchell, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998 and American General Corporation in May 1995. From July 1992 to April 1995, Mr. Mitchell served as Assistant Portfolio Manager and, subsequently, Portfolio Manager at Providian Corporation. Mr. Roth, Vice President, Fixed Income Trading, joined the Sub-adviser in April 1998. Previously, Mr. Roth was Senior Portfolio Manager at American General Corporation from August 1994 to March 1998. Prior to that, Mr. Roth was National Sales Manager, Department of Capital Markets with the Resolution Trust Corporation from February 1994 to July 1994 and Capital Markets Specialist from June 1991 to January 1994. Mr. Steelman, Associate Portfolio Manager, joined the Sub-adviser in April 1998. From April 1996 to April 1998, Mr. Steelman served as Associate Portfolio Manager for American General Corporation. Mr. Steelman was Senior Financial Analyst for American General Corporation's Treasury Department from December 1994 to April 1996. Prior to joining American General Corporation, Mr. Steelman pursued graduate studies in international management. Mr. Ferrell, Director, joined the Sub-adviser in April 1998, where he has primary responsibility for sovereign political and economic research. Previously, Mr. Ferrell was a sovereign analyst with The Principal Financial Group from November 1993 to April 1998, where he was involved in the co-ordination of its emerging market and non-dollar investment efforts. Mr. Trimbur, Vice President and Investment Officer of the Series Company, joined the Sub-adviser in May 1998. As Portfolio Manager for the Sub-adviser, Mr. Trimbur is primarily responsible for the management and trading of non-dollar denominated bonds and equities. Mr. Trimbur managed domestic bonds and equities for VALIC from 1987 to 1991 and has been managing foreign bonds and equities for VALIC since 1991.



INVESTMENT OBJECTIVE



Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.



INVESTMENT RISK



A significant portion of the Fund's investments may be in high yielding, high risk fixed income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities, achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them. The Fund is also subject to risks associated with foreign securities. For a discussion of these risks see "A Word About Risk" in the prospectus.



Additional information


about THE FUND'S


INVESTMENTS provided


under "Types of


Investments."

STRATEGIC BOND FUND



Fact Sheet

--------------------------------------------------------------------------------


INVESTMENT STRATEGY



The Fund invests in a broad range of fixed income securities including investment grade bonds, U.S. Government and agency obligations, mortgage backed securities, high yield bonds, emerging market debt and non-dollar bonds, to provide you with the highest possible total return from current income and capital gains, while preserving your investment. A substantial portion of the Fund may be invested in high yielding, high risk securities.



We follow the guidelines listed below for making the primary investment for the Fund.



                                 Percent of
                                Fund's Total
       Fund Investments           Assets*
--------------------------------------------
Investment grade fixed income   at least 65%
  securities**, U.S.
  Government and agency and
  mortgage-related securities,
  U.S., Canadian and foreign
  high yield, high risk fixed
  income securities rated C or
  higher by Moody's or CC or
  higher by S&P and comparable
  unrated securities***
--------------------------------------------
Foreign non-dollar bonds        up to 25%
  (currency exposure may be
  hedged or unhedged)
--------------------------------------------
Equity securities               up to 20%
  preferred stocks,
  convertible securities,
  common stocks and warrants
--------------------------------------------
Illiquid securities****         up to 15%
--------------------------------------------
Rule 144A securities (liquid)   up to 50%
--------------------------------------------



   *  At time of purchase.


  ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


 *** Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


****  Percent of Fund's net assets applied at all times.

DOMESTIC BOND FUND


Fact Sheet

-------------------------------------------------
Investment Goal      HIGH TOTAL RETURN CONSISTENT
                     WITH CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS
                     PRIMARILY IN INVESTMENT
                     GRADE FIXED INCOME
                     SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



Capital Guardian Trust Company



PORTFOLIO MANAGER



James S. Baker and James R. Mulally serve as the Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.



INVESTMENT OBJECTIVE



Seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed income securities and other income producing securities.



INVESTMENT RISK



The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the investments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.


INVESTMENT STRATEGY


The Fund invests in high quality fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.



We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
      Fund Investments            Assets*
---------------------------------------------
Investment grade U.S.           at least 65%
  corporate fixed income
  securities rated at least A
  by Moody's or S&P**,
  securities issued or
  guaranteed by the U.S.
  Government***, Yankee
  bonds, asset-backed bonds,
  mortgage backed bonds,
  interest bearing short-term
  investments such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
---------------------------------------------
Non-U.S. investment grade       up to 35%
  intermediate and long-term
  corporate fixed income
  securities rated at least A
  by Moody's or S&P** or of
  comparable quality,
  Eurodollar fixed income
  securities****, securities
  issued or guaranteed by the
  Canadian Government, its
  provinces or their
  instrumentalities, interest
  bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
---------------------------------------------
Other fixed income securities   up to 25%
  Corporate bonds rated less
  than A by Moody's or S&P,
  mortgage-related
  securities, high yield,
  high risk bonds*****
---------------------------------------------
Rule 144A securities (liquid)   up to 15%
---------------------------------------------
Illiquid Securities******       up to 15%
---------------------------------------------



     *At time of purchase.


    **The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   ***U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by at least one of the following: (i) the full faith and credit of the U.S. Government (e.g., Government National Mortgage Association), (ii) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks), (iii) the credit of the issuing government agency (e.g., Student Loan Marketing Association) or (iv) the discretionary authority of the U.S. Government to purchase certain obligations of the agency.


  ****The Fund currently intends to limit these investments to no more than 20% of its total assets.


 *****No minimum rating requirement applies.
      Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.


******Percent of Fund's net assets applied at all times.



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Domestic Bond Fund recently commenced operations and, therefore, has no investment performance record. However, the Domestic Bond Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. The chart herein shows the historical investment performance for a composite of all of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the Domestic Bond Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising Sub-adviser Composite range from December 31, 1972 to March 1, 1998.



The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.



Total fees (after expense reimbursements) for the Domestic Bond Fund are higher than the total fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE DOMESTIC BOND FUND ITSELF.



                          AVERAGE ANNUAL TOTAL RETURN


                            OF SUB-ADVISER COMPOSITE



-------------------------------------------------------------
       1 YEAR                5 YEAR             10 YEAR
-------------------------------------------------------------
       11.78%                6.61%               9.12%
-------------------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Domestic Bond Fund is likely to differ from the Sub-adviser's Discretionary Accounts in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings of the Domestic Bond Fund may vary from those of the Sub-adviser's Discretionary Accounts and the performance of the Domestic Bond Fund may vary from that of the Sub-adviser Composite.

CORE BOND FUND



Fact Sheet



-------------------------------------------------
Investment Goal      HIGHEST POSSIBLE TOTAL
                     RETURN CONSISTENT WITH
                     CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN
                     MEDIUM TO HIGH QUALITY FIXED
                     INCOME SECURITIES
-------------------------------------------------
Investment Category  INCOME


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



INVESTMENT SUB-ADVISER



American General Investment Management, L.P. The Sub-adviser was formed in April 1998 as successor to the Investment Management Division of American General Corporation.



PORTFOLIO MANAGER



Robert N. Kase, CFA, serves as the Fund's portfolio manager and is assisted by Craig A. Mitchell, CFA, James J. Roth and Leon A. Olver. Mr. Kase, Vice President and Senior Portfolio Manager, joined the Sub-adviser in September 1998. Previously, Mr. Kase was Senior Portfolio Manager at CL Capital Management, Inc. from September 1992 to July 1998. Mr. Mitchell, Vice President and Senior Portfolio Manager, joined the Sub-adviser in April 1998 and American General Corporation in May 1995. From July 1992 to April 1995, Mr. Mitchell served as Assistant Portfolio Manager and, subsequently, Portfolio Manager at Providian Corporation. Mr. Roth, Vice President, Fixed Income Trading, joined the Sub-adviser in April 1998. Previously, Mr. Roth was Senior Portfolio Manager at American General Corporation from August 1994 to March 1998. Prior to that, Mr. Roth was National Sales Manager, Department of Capital Markets, with the Resolution Trust Corporation from February 1994 to July 1994 and Capital Markets Specialist from June 1991 to January 1994. Mr. Olver, Portfolio Manager, has been with the Sub-adviser since April 1998. As Portfolio Manager for the Sub-adviser, Mr. Olver is responsible for portfolio management of domestic fixed income assets. Prior to this, Mr. Olver had been with VALIC since June 1995 as portfolio manager and was with First Heights Bank as manager of research and analysis from May 1991 to June 1995. Mr. Olver serves as Vice President and Investment Officer of the American General Series Portfolio Company and USLIFE Income Fund, Inc., each a registered investment company managed by VALIC.



INVESTMENT OBJECTIVE



Seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed income securities.



INVESTMENT RISK



The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the Fund's investments to be worth less than what the Fund paid for them. For a discussion of these risks see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in medium to high quality fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.


Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

CORE BOND FUND



Fact Sheet

--------------------------------------------------------------------------------


We follow the guidelines listed below for making the primary investments for the Fund.



                                 Percent of
                                Fund's Total
      Fund Investments            Assets*
---------------------------------------------
Investment grade intermediate   at least 65%
  and long-term corporate
  fixed income securities
  rated at least Baa3 by
  Moody's or BBB- by S&P** or
  of comparable quality, U.S.
  dollar denominated fixed
  income securities issued by
  foreign issuers***,
  securities issued or
  guaranteed by the U.S.
  Government****, mortgaged
  backed and other
  asset-backed securities,
  interest bearing short-term
  investments, such as
  commercial paper, bankers'
  acceptances, bank
  certificates of deposit and
  other cash equivalents and
  cash
---------------------------------------------
Other fixed income securities   up to 10%
  corporate bonds rated
  below Baa3 by Moody's
  and BBB- by S&P*****
---------------------------------------------
Equity securities               up to 20%
  preferred stocks,
  convertible securities,
  common stocks and warrants
---------------------------------------------
Illiquid securities******       up to 15%
---------------------------------------------
Rule 144A securities (liquid)   up to 30%
---------------------------------------------



     * At time of purchase.


    ** The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.


   *** The Fund currently intends to limit these investments to no more than 40% of its total assets.


  **** U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by at least one of the following: (i) the full faith and credit of the U.S. Government (e.g., Government National Mortgage Association), (ii) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks),
       (iii) the credit of the issuing government agency (e.g., Student Loan Marketing Association) or (iv) the discretionary authority of the U.S. Government to purchase certain obligations of the agency.


 ***** Commonly referred to as high yield, high risk, junk or below investment grade bonds.

****** Percent of Fund's net assets applied at all times.

--------------------------------------------------------------------------------


The Core Bond Fund recently commenced operations and, therefore, has no investment performance record. The performance information shown herein is for the Canada Life Commingled Fund, which was managed by Robert N. Kase, the Core Bond Fund's portfolio manager, from January 1, 1993 to July 1998. The Canada Life Commingled Fund has substantially similar, though not necessarily identical, investment objectives, policies and strategies as the Core Bond Fund. The chart herein shows the historical investment performance for the Canada Life Commingled Fund for the period February 1, 1993 through March 1998, net of the Canada Life Commingled Fund fees and expenses.



The Separately Managed Account was not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Separately Managed Account had been subject to the requirements imposed on registered mutual funds, its performance might have been lower.



Total fees (after expense reimbursements) for the Core Bond Fund are higher than the total fees incurred by the Canada Life Commingled Fund. Consequently, the performance results for the Canada Life Commingled Fund would have been lower if the Canada Life Commingled Fund had the same expenses as the Core Bond Fund. The performance of the Separately Managed Account has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE CANADA LIFE COMMINGLED FUND WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE CORE BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE CORE BOND FUND ITSELF.



                         AVERAGE ANNUAL TOTAL RETURN OF


                          CANADA LIFE COMMINGLED FUND



    --------------------------------------------------
         1 YEAR           5 YEAR      SINCE INCEPTION
    --------------------------------------------------
         10.42%           7.57%            7.69%
    --------------------------------------------------



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE FEBRUARY 1, 1993


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Core Bond Fund is likely to differ from the Canada Life Commingled Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Core Bond Fund may vary from those of the Canada Life Commingled Fund.

MONEY MARKET FUND


Fact Sheet

-------------------------------------------------
Investment Goal      INCOME THROUGH INVESTMENTS
                     IN SHORT-TERM MONEY MARKET
                     SECURITIES
-------------------------------------------------
Investment Category  STABILITY


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



Teresa Moro has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC and as Portfolio Manager of the American General Series Portfolio Company Money Market Fund ("AGSPC Money Market Fund").



INVESTMENT OBJECTIVE



Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.



INVESTMENT RISK



The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.



Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's total assets to buy short-term securities that are rated within the highest rating category for short-term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.



The investments this Fund may buy include:



  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities



  - Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion



  - Commercial paper sold by corporations and finance companies



  - Corporate debt obligations with remaining maturities of 13 months or less



  - Repurchase agreements



  - Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)



  - Asset-backed securities



  - Loan participations



  - Taxable municipal obligations (variable rate demand notes)



  - Adjustable rate securities



  - Illiquid and restricted securities*



  - Rule 144A securities (liquid)

---------------

*Limited to 10% of the Fund's net assets at all times



Additional information


about THE FUND'S


INVESTMENTS is provided


under "Types of


Investments."

--------------------------------------------------------------------------------


The Money Market Fund recently commenced operations and, therefore, has no investment performance record. However, the Money Market Fund's investment objectives, policies and strategies are substantially similar, although not identical, to those of the AGSPC Money Market Fund and it is managed by VALIC in substantially the same manner and by the same individual as the AGSPC Money Market Fund. The chart herein shows the historical investment performance for the AGSPC Money Market Fund for the period of April 1, 1988 through March 31, 1998, net of AGSPC Money Market Fund's fees and expenses. The inception date for the AGSPC Money Market Fund was December 16, 1985.



The AGSPC Money Market Fund is subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.



Total fees (after expense reimbursements) for the Money Market Fund are higher than the total fees incurred by the AGSPC Money Market Fund. Consequently, the performance results for the AGSPC Money Market Fund would have been lower if the AGSPC Money Market Fund had the same expenses as the Money Market Fund. The performance of the AGSPC Money Market Fund has been calculated in accordance SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AGSPC MONEY MARKET FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE MONEY MARKET FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MONEY MARKET FUND ITSELF.


                          AVERAGE ANNUAL TOTAL RETURN


                           OF AGSPC MONEY MARKET FUND



-----------------------------------------------------------
       1 YEAR               5 YEAR            10 YEAR
-----------------------------------------------------------
        5.24%               4.51%              5.42%
-----------------------------------------------------------



                     VALUE AT MONTHLY INTERVALS OF $10,000


                     STIPULATED PAYMENT MADE APRIL 1, 1988


                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. Historical returns reflect investment management fees and other operating expenses, if any. You should be aware that the Money Market Fund is likely to differ from the AGSPC Money Market Fund in size, cash flow patterns and certain tax matters. Accordingly, the portfolio holdings and performance of the Money Market Fund may vary from those of the AGSPC Money Market Fund.

GROWTH LIFESTYLE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH THROUGH INVESTMENTS
                     IN SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994. Prior to this, Ms. Weathington studied for a Bachelor of Science degree in finance at the University of New Orleans.



INVESTMENT OBJECTIVE



Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer.



INVESTMENT RISK



The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Series Company Funds. However, the Underlying Series Company Funds themselves are diversified companies.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described herein, there should not be any sudden large-scale changes in the Fund's asset allocations.



The Fund's performance is directly related to the performance of the Underlying Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Funds to meet their investment objectives.



Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities    25%-35%
Small Capitalization Equity
  Securities                       15%-25%
Medium Capitalization Equity
  Securities                       10%-20%
Large Capitalization Equity
  Securities                       25%-35%
Bonds                               5%-15%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.

GROWTH LIFESTYLE FUND



Fact Sheet

--------------------------------------------------------------------------------


We intend to allocate the Fund's assets among the Series Company Funds as follows:



American General International         15%
  Value Fund
American General International         15%
  Growth Fund
American General Small Cap             10%
  Value Fund
American General Small Cap             10%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             13%
  Growth Fund
American General Large Cap             12%
  Value Fund
American General Domestic              10%
  Bond Fund

MODERATE GROWTH


LIFESTYLE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994. Prior to this, Ms. Weathington studied for a Bachelor of Science degree in finance at the University of New Orleans.



INVESTMENT OBJECTIVE



Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund.



INVESTMENT RISK



The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Series Company Funds. However, the Underlying Series Company Funds themselves are diversified companies.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described below, there should not be any sudden large-scale changes in the Fund's asset allocations.



The Fund's performance is directly related to the performance of the Underlying Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Funds to meet their investment objectives.



Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities    10%-20%
Small Capitalization Equity
  Securities                       10%-20%
Medium Capitalization Equity
  Securities                       10%-20%
Large Capitalization Equity
  Securities                       25%-30%
Bonds                              20%-30%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the

MODERATE GROWTH LIFESTYLE FUND



Fact Sheet

--------------------------------------------------------------------------------


particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.



We intend to allocate the Fund's assets among the Series Company Funds as follows:



American General International          8%
  Value Fund
American General International          7%
  Growth Fund
American General Small Cap              8%
  Value Fund
American General Small Cap              7%
  Growth Fund
American General Mid Cap                8%
  Value Fund
American General Mid Cap                7%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              25%
  Bond Fund

CONSERVATIVE GROWTH


LIFESTYLE FUND


Fact Sheet

-------------------------------------------------
Investment Goal      CURRENT INCOME AND LOW TO
                     MODERATE GROWTH THROUGH
                     INVESTMENTS IN SERIES
                     COMPANY FUNDS
-------------------------------------------------
Investment Category  LIFESTYLE


--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC



PORTFOLIO MANAGER



The Fund is managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994. Prior to this, Ms. Weathington studied for a Bachelor of Science degree in finance at the University of New Orleans.



INVESTMENT OBJECTIVE



Seeks current income and low to moderate growth of capital through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.



INVESTMENT RISK



The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Series Company Funds. However, the Underlying Series Company Funds themselves are diversified companies.



The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described below, there should not be any sudden large-scale changes in the Fund's asset allocations.



The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Funds to meet their investment objectives.



Investment in the Series Company Funds involves manager risk. The securities that Series Company Funds invest in involve market risk, credit risk, interest rate risk and risk associated with foreign investments. For a discussion of these risks, see "A Word About Risk" in this prospectus.



INVESTMENT STRATEGY



Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International Equity Securities     5%-15%
Small Capitalization Equity
  Securities                        5%-15%
Medium Capitalization Equity
  Securities                        5%-15%
Large Capitalization Equity
  Securities                       25%-35%
Bonds                              30%-50%



This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective.

CONSERVATIVE GROWTH LIFESTYLE FUND



Fact Sheet

--------------------------------------------------------------------------------


We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.



We intend to allocate the Fund's assets among the Series Company Funds as follows:



American General International          5%
  Value Fund
American General International          5%
  Growth Fund
American General Small Cap              5%
  Value Fund
American General Small Cap              5%
  Growth Fund
American General Mid Cap                5%
  Value Fund
American General Mid Cap                5%
  Growth Fund
American General Large Cap             15%
  Growth Fund
American General Large Cap             15%
  Value Fund
American General Domestic              40%
  Bond Fund

TYPES OF INVESTMENTS

--------------------------------------------------------------------------------


EQUITY SECURITIES



Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.



Stocks are one type of equity security. Generally, there are three types of stocks:



Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.



Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.



Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.



All of the Funds, except the Lifestyle Funds and the Money Market Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.



Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities such as ADRs, GDRs and EDRs. More information about these equity securities is set forth herein or contained in the Statement of Additional Information.



FIXED INCOME SECURITIES



Fixed income securities include a broad array of short, medium and long-term obligations, including notes and bonds. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.



Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds and below investment grade bonds see "A Word about Risk -- Credit Risk" in this prospectus.



Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short-term (generally less than 12 months), intermediate (one to 10 years), and long-term (generally 10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short-term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.



Bonds that are rated Baa by Moody's or BBB by S&P have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody's or BBB-by S&P (commonly referred to as high yield, high risk or "junk bonds") are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. See "A Word about Risk -- Risks Associated with Lower Rated Fixed Income Securities" herein.



For example, a projected economic downturn or the possibility of an increase in interest rates may affect prices because such an event might lessen the ability of highly leveraged high yield issuers to

ISSUED means the


Company (ISSUER) sold it


originally to the public.



For more information


about FIXED INCOME


SECURITIES AND THEIR


RATINGS, see the Appendix herein


and the Statement of Additional


Information.

--------------------------------------------------------------------------------


meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower rated bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower rated portfolio securities.



VALIC and the Sub-advisers will not necessarily dispose of a bond when its ratings are down graded to below investment grade.



Bonds are not the only type of fixed income security. Other fixed income securities include but are not limited to U.S. and foreign corporate fixed income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may be acquired with warrants attached. For more information about specific fixed income securities see the Statement of Additional Information.



U.S. GOVERNMENT SECURITIES



U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.



MORTGAGE-RELATED SECURITIES



Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.



Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-related securities are subject to interest rate risk and prepayment risk.



Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.



Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans



For more information


about MORTGAGE-RELATED


SECURITIES, see the


Statement of Additional


Information.

--------------------------------------------------------------------------------


or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.



Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.



Mortgage-related securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.



ASSET-BACKED SECURITIES



Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.



LOAN PARTICIPATIONS



A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.



All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.



VARIABLE AMOUNT DEMAND MASTER NOTES



The Mid Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.



VARIABLE RATE DEMAND NOTES



Variable rate demand notes ("VRDNs") are taxable obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund also may invest in participation VRDNs, which provide the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements as well conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.



STRUCTURED SECURITIES



The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment.

For more information about


ASSET-BACKED SECURITIES


see the Statement of


Additional Information.



For more information


about LOAN PARTICIPANTS


see the Statement


of Additional Information.

--------------------------------------------------------------------------------


The Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in structured securities.



REAL ESTATE SECURITIES



All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.



ILLIQUID AND RESTRICTED SECURITIES



An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a Fund owns a stock that is not sold very often and the Fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.



A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC or a Sub-adviser. These investments can be very risky because a Fund's ability to sell a restricted security is very limited and Rule 144A securities deemed to be illiquid will have the effect of increasing the amount of the Fund's investments in illiquid securities. In addition, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. For more information about Rule 144A securities see the Statement of Additional Information.



All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them.



FOREIGN SECURITIES



All of the Funds, except the Lifestyle Funds, may invest in securities of foreign issuers. Such foreign securities may be denominated in foreign currencies, except with respect to the Money Market Fund and the Core Bond Fund which may only invest in U.S. dollar-denominated securities of foreign issuers.



Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and ADRs, EDRs and GDRs. See "Depository Receipts" below.



DEPOSITORY RECEIPTS



All of the Funds in this prospectus, except the Lifestyle Funds, may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.



EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The International Growth Fund, the Small Cap Growth Fund, the International Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, and the MidCap Value Fund may invest in EDRs and/or GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.



INVESTMENT FUNDS



Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.



FOREIGN CURRENCY



All of the Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund, the Core Bond Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.

For more information


about REAL ESTATE


SECURITIES, see the Statement


of Additional Information.



For more information


about ILLIQUID AND RESTRICTED


SECURITIES see the Statement of Additional


Information.



For more information about


FOREIGN SECURITIES, see the


Statement of Additional


information.



For more information


about WHEN-ISSUED SECURITIES,


see the Statement


of Additional Information.



For more information about


MONEY MARKET SECURITIES OF


FOREIGN ISSUERS the Funds


may purchase, see the


Statement of Additional


Information.



For more information


about FOREIGN CURRENCY


EXCHANGE TRANSACTIONS, see


the Statement of


Additional Information.

--------------------------------------------------------------------------------


WHEN-ISSUED SECURITIES



When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.



All of the Funds, other than the Lifestyle Funds, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.



MONEY MARKET SECURITIES



All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.



These high quality money market securities may include:



  - Cash and cash equivalents



  - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities



  - Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion



  - Commercial paper sold by corporations and finance companies



  - Corporate debt obligations with remaining maturities of 13 months or less



  - Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities



INVESTMENT COMPANIES



The Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.



DERIVATIVES



Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.



The Funds, other than the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund, may buy and sell derivatives, such as futures and/or options.



Options



An option is the right to buy or sell any type of investment for a preset price over a specific period of time.



Call Option



For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.



On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before it expires, you must sell to Mr. Smith 10 shares of stock X at $25.00 per share.



Put Option



Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more.



Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.



The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.



All of the Funds, except the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund, may



For more information on put


and call options AND FINANCIAL


FUTURES CONTRACTS AND OPTIONS, see


the Statement of Additional


information.

--------------------------------------------------------------------------------


invest in one or more of the following types of futures and options:



  - Write (sell) exchange traded covered put and call options on securities and stock indices.



  - Purchase exchange traded put and call options on securities and stock indices.



  - Purchase and sell exchange traded financial futures contracts.



  - Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.



  - Write (sell) covered call options and purchase non-exchange traded call and put options on financial futures contracts.



The International Value Fund, the Large Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.



The Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund, the Core Bond Fund and the Money Market Fund, may write and purchase options on foreign currencies. These Funds also may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.



SWAP AGREEMENTS



Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Additional information about swap agreements is contained in the Statement of Additional Information.



The Core Bond Fund, the Domestic Bond Fund, the Strategic Bond Fund, the Small Cap Value Fund and the Small Cap Growth Fund may enter into swap agreements.



WARRANTS AND RIGHTS



Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.



The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund and the Small Cap Growth Fund are authorized to use warrants or rights.



REPURCHASE AGREEMENTS



A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.



The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.



A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.



REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS AND BORROWINGS



A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund generally will segregate assets determined to be liquid by VALIC or a Sub-adviser. In effect, these assets cover the Fund's obligations under reverse repurchase agreements.



Certain Funds also may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold.



If a Fund's positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets in a segregated

For more information about


SWAP AGREEMENTS, see the


Statement of Additional


Information.



For more information about


REPURCHASE AGREEMENTS, see the


Statement of Additional


Information.



For more information about


REVERSE REPURCHASE AGREEMENTS,


DOLLAR ROLLS AND BORROWINGS, see


the Statement of Additional


Information.

--------------------------------------------------------------------------------


account, as described above, such transactions would be subject to the Funds' limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See "Investment Restrictions" in the Statement of Additional Information for a complete listing of each Fund's investment restrictions.



A WORD ABOUT RISK



There are five basic types of investment risk you may be subject to:



  - Market Risk



  - Credit (Financial) Risk



  - Interest Rate Risk



  - Risk Associated with Foreign Securities



  - Manager Risk (Lifestyle Funds only)



Generally, stocks are considered to be subject to market risk, while fixed income securities, such as U.S. Government bonds and money market securities are subject to interest rate risk. Other fixed income securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks, including manager risk, is discussed below.



Market Risk



Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.



Credit (Financial) Risk



Credit risk refers to the risk that the issuer of a fixed income security may default or be unable to pay interest or principal due on a fixed income security.



To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign fixed income securities to buy, they rely on Moody's and S&P (two nationally recognized rating services), and on VALIC's and/or a Sub-adviser's own research. This research lowers the risk of buying a fixed income security of a company that may not pay the interest and principal on the fixed income security.



Certain of the Funds in this prospectus may buy fixed income securities that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Bond Ratings herein. All fixed income securities with these ratings are considered to have adequate ability to pay interest and principal.



All of the Funds in this prospectus may buy fixed income securities issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.



Risks Associated with Lower Rated Fixed Income Securities



Certain of the Funds also may purchase fixed income securities that are rated below investment grade. Fixed income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed income securities rated as investment grade.



The lower rated but higher yielding fixed income securities purchased by the Funds may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-adviser relies on in evaluating lower-rated fixed income securities. The analysis of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or a Sub-adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.



The market for lower rated fixed income securities is relatively new and until recently its growth has paralleled a long economic expansion. Past experience, therefore, may not provide an accurate indication of future performance of this market, particularly during an economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on the ability of the issuers to pay principal and interest, meet projected business goals, and obtain additional financing. These circumstances also may result in a higher incidence of defaults compared to higher rated securities. As a result,

--------------------------------------------------------------------------------


adverse changes in economic conditions and increases in interest rates may adversely affect the market for lower rated fixed income securities, the value of such securities in a Fund's portfolio, and, therefore, the Fund's net asset value. As a result, investment in such Fund is more speculative than investment in a Fund that invests primarily in higher rated fixed income securities.



Although certain Funds intend generally to purchase lower rated securities that have secondary markets, these markets may be less liquid and less active than markets for higher rated securities. These factors may limit the ability of a Fund to sell lower rated securities at their expected value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated fixed income securities, especially in a thinly traded market. If market quotations are not readily available for the Fund's lower rated or nonrated securities, these securities will be valued by a method VALIC or a Sub-adviser believes accurately reflects fair value. Judgment plays a greater role in valuing lower rated fixed income securities than it does in valuing securities for which more extensive quotations and last sale information are available.



See the Appendix to the prospectus for a description for bond ratings.



Interest Rate Risk



Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a Fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a Fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the Fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.



Manager Risk



The Lifestyle Funds, which do not hold securities directly, are subject to manager risk, which is the possibility that the portfolio managers of the Underlying Series Company Funds may fail to execute the Underlying Series Company Funds' investment strategies effectively. As a result, the Lifestyle Funds may fail to meet their stated objectives.



Risk Associated with Foreign Securities



Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs, EDRs and GDRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.



Among the principal risks of owning foreign securities:



Political risk -- the chance of a change in government and the assets of the company being taken away.



Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.



Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.



INVESTMENT PRACTICES



Limitations



Each Fund has limitations on the percentage of its assets that it may allocate to certain investments. These limits are determined by the Fund's investment objectives and risk level.



Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.



Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.



Lending Portfolio Securities



Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.



A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.



The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodian, as monitored by VALIC and authorized by the Board of Trustees.

For more information about


FOREIGN SECURITIES AND EMERGING


MARKETS, see the Statement


of Additional Information.


For more information about
LENDING PORTFOLIO SECURITIES, see
the Statement of Additional Information.

For more information about
INVESTMENT LIMITATIONS, see the
Statement of Additional
Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES


The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers Institutional Class II Shares of the Funds only to employee retirement plans offered through the Distributor and to the Series Company's Lifestyle Funds.



The Series Company was organized on March 16, 1998, under the laws of the state of Delaware as a business trust, and presently is authorized to sell 23 series, 18 of which are described in this prospectus. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into class. Other classes may be established from time to time in accordance with provisions of the Series Company's Declaration of Trust.



Each class of shares represents an interest in the same assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee, if any. There are no conversion, preemptive or other subscription rights with respect to the Institutional Class II Shares. In the event of liquidation, each of the shares of a Fund is entitled to its portion of all of the Fund's net assets after all debts and expenses of the Fund have been paid.



The Series Company does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares of the Series Company may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Series Company will assist such holders in communicating with other shareholders of the Series Company to the extent required by the 1940 Act. More detailed information concerning the Series Company is set forth in the Statement of Additional Information.


The Series Company's Declaration of Trust provides that no Trustee, officer or shareholder of the Series Company shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Series Company but the assets of the Fund only shall be liable.


Share certificates are not available.


PURCHASE AND REDEMPTION OF SHARES


Institutional Class II Shares of each Fund are available to you through your employer plan. Institutional Class II shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $500 million with the Series Company. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Series Company, less the cost of all redemptions by such plan from the Series Company. The Distributor may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale. There are no minimum account balance or minimum purchase requirements in connection with purchases of Institutional Class II Shares by the Lifestyle Funds.



As a participant in an employer retirement plan, you do not purchase Institutional Class II Shares of the Funds directly. Rather, Institutional Class II Shares of a Fund are purchased for you when you elect to allocate your retirement contributions to a Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details.



Investments by individual participants in employer retirement plans are made through their plan sponsor or administrator, who is responsible for transmitting instructions for all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Funds, and the procedures for investing, depend upon the provisions of the plan and whether the plan sponsor or administrator has contracted with the Series Company or designated agent for special processing services.



As distributor, the Distributor sells Institutional Class II Shares of the Funds to employer retirement plans. The Distributor sends orders to buy, sell or transfer shares to the Series Company's designated agent daily. Purchases, exchanges or redemptions of the Funds' shares are processed as soon as they have been received in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Distributor has received the appropriate payment. The Series Company and the Distributor reserve the right to refuse any order for the purchase of shares. The Series Company also reserves the right to suspend the sales of the Funds' shares in response to conditions in the securities markets or for other reasons.


The price to purchase one share of a Fund is the Fund's net asset value per share (NAV). Shares

VALIC INVESTMENT
SERVICES COMPANY
(the Distributor) acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------


are sold at the public offering price based on the net asset value next determined after the receipt of an order. In most cases, in order to receive that day's public offering price, the Series Company's designated agent for pricing purposes must receive an order, in good order before the close of regular trading on the New York Stock Exchange.



The Distributor is a wholly-owned subsidiary of VALIC and acts as distributor of the Funds' shares under an agreement with the Series Company. The Distributor is not required to sell a minimum number of shares to employer retirement plans.


For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

TRANSFERS AND EXCHANGES


An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Exchanges will be accepted by the Series Company only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Series Company reserves the right to refuse any exchange purchase request.


NET ASSET VALUE OF THE SERIES COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:
     Total value of the Fund's
     assets* (including money           The Fund's
     owed to the fund but not yet       Total Net Asset
     collected)                      =  Value
-    The Fund's liabilities
     (including money owed by the
     Fund but not yet paid)

Step 2:
     The Fund's total net asset
     value (from Step 1)
/    The total number of the
     Fund's shares that are             NET ASSET VALUE
     outstanding.                    =  PER SHARE

---------------


* The Series Company uses the fair market value of a Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.


If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4 pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

Through the Distributor, an employer plan sends orders to the Series Company to buy, sell, or transfer shares based on requests received from participants.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income


Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily. The High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund and the Core Bond Fund declare dividends daily and distribute such dividends monthly. All of the other Funds pay dividends quarterly, except the International Growth Fund and the International Value Fund, which pay dividends semi-annually.


Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

All of the Funds, except the Lifestyle Funds, may, with respect to 75% of their total assets, invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government

--------------------------------------------------------------------------------

according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.


The Lifestyle Funds are "non-diversified" under the 1940 Act, which means that the Lifestyle Funds are not limited in the proportion of their assets that may be invested in the securities of a single issuer.


Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a Registered Investment Company (RIC) under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on. As a participant under an employer plan, you vote on these matters indirectly by voting your shares. The way you vote your shares as a participant depends on your employer plan.

When a matter comes up for vote, the employer plan will vote its shares in the same proportion as the share votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its shares, it may decide to vote that way.

Controlling Shareholder


VALIC, as the initial sole shareholder of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.


Shareholder Meetings

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

  - to approve certain agreements as required by the 1940 Act;

  - to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

  - to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

Shareholder Communications

The Series Company will assist in shareholder communications.

YEAR 2000 RISKS


VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.



These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation. VALIC expects to complete the forgoing activities for all critical business systems relevant to the Series Company by December 1998. Accordingly, VALIC has no contingency plans because any open Year 2000 issues may be addressed in 1999.



In addition, the Series Company and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.



Through June 30, 1998 VALIC has incurred and expensed $13 million (pretax) related to Year 2000 readiness, including $6.5 million incurred during the first six months of 1998. VALIC currently anticipates that it will incur future costs of $3 million (pretax) for additional internal staff, third party vendors, and other expenses to achieve Year 2000 readiness.



Due to the magnitude and complexity of this project, risks and uncertainties exist. If conversion of VALIC's systems is not completed on a timely basis (due to non-performance by significant third-party vendors or other unforeseen circumstances), or if significant third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issue could have a material



See the Statement of Additional Information for further tax discussions. You should also consult your tax advisor before investing.

--------------------------------------------------------------------------------


adverse impact on the operations of VALIC and the Series Company.



EURO CONVERSION



The planned introduction of a single European currency, the Euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union (EMU) presents unique risks and uncertainties for investors in those countries. The European Union currently consists of: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The risks associated with the introduction of the Euro include: (i) whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date;
(ii) the creation of suitable clearing and settlement payment schemes for the Euro; (iii) the legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; (iv) the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; and (v) whether the interest rate, tax and labor regimes of the European countries participating in the Euro will converge over time. Further, the conversion of the currencies of other EMU countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the EMU could adversely affect the Euro. These or other factors may cause market disruptions before or after the introduction of the Euro and could adversely affect the value of foreign securities and currencies held by the Funds.



Additionally, while it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and VALIC and the Sub-advisers may need to adapt their investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies. Also, the transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.


REPORTS


The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to participants or other investors.


If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number / address found on the cover page of this prospectus.

APPENDIX -- DESCRIPTION OF BOND RATINGS

--------------------------------------------------------------------------------


MOODY'S INVESTORS SERVICE



Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Nonrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



Should no rating be assigned, the reason may be one of the following:



1. An application for rating was not received or accepted.



2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.



3. There is a lack of essential data pertaining to the issue or issuer.



4. The issue was privately placed, in which case the rating is not published in Moody's publications.



Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.



STANDARD & POOR'S CORPORATION



AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.



AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.



A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

--------------------------------------------------------------------------------


BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



CI: The rating CI is reserved for income bonds on which no interest is being paid.



D: Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.



Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.



PREFERRED STOCK RATINGS



Both Moody's and Standard & Poor's use the same designations for corporate bonds as they do for preferred stock, except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality distinctions are comparable to those described above for corporate bonds.

APPENDIX -- DESCRIPTION OF COMMERCIAL PAPER RATINGS

--------------------------------------------------------------------------------


MOODY'S



Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:



P-1 (PRIME-1): Superior capacity for repayment.



P-2 (PRIME-2): Strong capacity for repayment.



S&P



S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:



A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.



A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.



A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



FITCH



Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.



F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.



F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.



F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.



F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.



LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Please tear off, complete and return the form below to American General Customer Service, P.O. Box 8254, Boston, Massachusetts 02266-8254 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-888-568-2542.


 ................................................................................

--------------------------------------------------------------------------------

  Please send me a free copy of the Statement of Additional Information for American General Series Portfolio Company 2.

  Name: ______________________________________________________________________

  Address: ___________________________________________________________________

  Social Security Number: ____________________________________________________

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


INVESTMENT ADVISER:


The Variable Annuity Life Insurance Company


2929 Allen Parkway


Houston, Texas 77019



INVESTMENT SUB-ADVISERS:


American General Investment Management, L.P.


2929 Allen Parkway


Houston, Texas 77019



Bankers Trust Company


130 Liberty St.


New York, New York 10006



Brown Capital Management, Inc.


809 Cathedral Street


Baltimore, Maryland 21201



Capital Guardian Trust Company


333 South Hope Street


Los Angeles, California 90071



Fiduciary Management Associates, Inc.


55 West Monroe Street


Suite 2550


Chicago, Illinois 60603



Goldman Sachs Asset Management


One New York Plaza


New York, New York 10004



J.P. Morgan Investment Management Inc.


522 Fifth Avenue


New York, New York 10036


Jacobs Asset Management


200 East Broward Boulevard


Suite 1920


Fort Lauderdale, Florida 33301


Neuberger&Berman Management Inc.


605 Third Avenue


Second Floor


New York, New York 10158-0180


State Street Global Advisors


2 International Place


Boston, Massachusetts 02110


DISTRIBUTOR:


VALIC Investment Services Company


2929 Allen Parkway


Houston, Texas 77019


CUSTODIAN:


State Street Bank and Trust Company


225 Franklin Street


Boston, Massachusetts 02110


INDEPENDENT AUDITORS:


Ernst & Young LLP


1221 McKinney Street


Houston, Texas 77010


TRANSFER AND SHAREHOLDER SERVICE AGENT:


National Financial Data Services, Inc.


330 West 9th Street


Kansas City, Missouri 64105



                             TRUSTEES AND OFFICERS



        TRUSTEES            OFFICERS
        --------            --------
Judith L. Craven            Thomas L. West, Jr.        Chairman
Timothy J. Ebner            John A. Graf               President
Gustavo E. Gonzales, Jr.    Craig R. Rodby             Vice Chairman
John A. Graf                John E. Arant              Executive Vice President
Norman Hackerman            Michael G. Atnip           Executive Vice President
John Wm. Lancaster          Joe C. Osborne             Executive Vice President
Ben H. Love                 Peter V. Tuters            Senior Investment Officer
John E. Maupin, Jr.         Teresa S. Moro             Vice President and Investment Officer
F. Robert Paulsen           William Trimbur, Jr.       Vice President and Investment Officer
Craig R. Rodby              Brent C. Nelson            Vice President
R. Miller Upton             Cynthia A. Toles           Vice President and Secretary
Thomas L. West, Jr.         Nori L. Gabert             Vice President and Assistant Secretary
                            Maruti D. More             Vice President-Investments
                            Gregory R. Seward          Treasurer
                            Kathryn A. Pearce          Controller
                            Cynthia A. Gibbons         Assistant Vice President
                            Jaime M. Sepulveda         Assistant Treasurer
                            Donna L. Hathaway          Assistant Controller
                            Earl E. Allen, Jr.         Assistant Treasurer



Printed Matter


Printed in U.S.A.


VA 10832 VER. 11/98                                         Recycled Paper  LOGO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION


                             DATED OCTOBER 15, 1998


                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                      AMERICAN GENERAL S&P 500 INDEX FUND
                      AMERICAN GENERAL MID CAP INDEX FUND
                     AMERICAN GENERAL SMALL CAP INDEX FUND
                   AMERICAN GENERAL INTERNATIONAL GROWTH FUND
                       AMERICAN GENERAL LARGE CAP GROWTH
                      AMERICAN GENERAL MID CAP GROWTH FUND
                     AMERICAN GENERAL SMALL CAP GROWTH FUND
                   AMERICAN GENERAL INTERNATIONAL VALUE FUND
                     AMERICAN GENERAL LARGE CAP VALUE FUND
                      AMERICAN GENERAL MID CAP VALUE FUND
                     AMERICAN GENERAL SMALL CAP VALUE FUND
                   AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND
                         AMERICAN GENERAL BALANCED FUND

                     AMERICAN GENERAL HIGH YIELD BOND FUND


                      AMERICAN GENERAL STRATEGIC BOND FUND

                      AMERICAN GENERAL DOMESTIC BOND FUND

                        AMERICAN GENERAL CORE BOND FUND


                      AMERICAN GENERAL MUNICIPAL BOND FUND

                       AMERICAN GENERAL MONEY MARKET FUND

                  AMERICAN GENERAL MUNICIPAL MONEY MARKET FUND

                     AMERICAN GENERAL GROWTH LIFESTYLE FUND
                AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND
              AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                     PART B


                                OCTOBER 15, 1998



This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for American General Series Portfolio Company 2 (the "Series Company"). It should be read in conjunction with the Prospectuses. The Statement of Additional Information and the related Prospectuses are dated October 15, 1998.


                                  DO NOT COPY

                               TABLE OF CONTENTS


General Information and History.............................     5
Performance and Yield Information...........................     5
  Average Annual Total Return...............................     5
  Portfolio Total Return....................................     6
  Index Total Return........................................     6
  Seven Day Yields..........................................     6
  30 Day Current Yield......................................     6
  Tax Equivalent Yields.....................................     6
  Performance Returns of Certain Investment Companies and
     Private Accounts other than the Funds..................     7
Investment Restrictions.....................................     9
  American General S&P 500 Index Fund.......................     9
  American General Mid Cap Index Fund.......................    11
  American General Small Cap Index Fund.....................    12
  American General International Growth Fund................    15
  American General Large Cap Growth Fund....................    16
  American General Mid Cap Growth Fund......................    17
  American General Small Cap Growth Fund....................    18
  American General International Value Fund.................    19
  American General Large Cap Value Fund.....................    20
  American General Mid Cap Value Fund.......................    22
  American General Small Cap Value Fund.....................    23
  American General Socially Responsible Fund................    24
  American General Balanced Fund............................    25
  American General High Yield Bond Fund.....................    26
  American General Strategic Bond Fund......................    26
  American General Domestic Bond Fund.......................    28
  American General Core Bond Fund...........................    26
  American General Municipal Bond Fund......................    26
  American General Money Market Fund........................    29
  American General Municipal Money Market Fund..............    30
  American General Growth Lifestyle Fund....................    31
  American General Moderate Growth Lifestyle Fund...........    31
  American General Conservative Growth Lifestyle Fund.......    31
Investment Practices........................................    32
  Repurchase Agreements.....................................    32
  Lending Portfolio Securities..............................    32
  Borrowing, Reverse Repurchase Agreements and Dollar
     Rolls..................................................    33
  Convertible Securities....................................    34
  Foreign Securities........................................    34
  Brady Bonds...............................................    35
  Sovereign Debt Obligations................................    36
  Performance Indexed Paper.................................    37
  Bank Obligations..........................................    37
  International Bonds.......................................    38
  Emerging Markets..........................................    38
  Foreign Currency Exchange Transactions....................    38
  Standard and Poor's Depository Receipts...................    39
  When-Issued Securities....................................    39
  Fixed Income Securities...................................    39
  Lower Rated Fixed Income Securities.......................    40

  Zero Coupon Fixed Income Securities..............................     40
  Inflation-Indexed Bonds..........................................     41
  Hybrid Instruments...............................................     42
  Catastrophe Bonds................................................     42
  Real Estate Securities and Real Estate Investment Trusts.........     43
  Warrants.........................................................     43
  Swap Agreements..................................................     43
  Structured Notes.................................................     45
  Eurodollar Obligations...........................................     45
  Mortgage-Related Securities......................................     45
  Other Mortgage-Related Securities................................     48
  Asset-Backed Securities..........................................     49
  Municipal Bonds..................................................     49
  Municipal Notes..................................................     49
  Municipal Obligations............................................     50
  Municipal Commercial Paper.......................................     51
  Variable Rate Demand Notes.......................................     51
  Municipal Inflation-Indexed Bonds................................     52
  Pre-Refunded Bonds...............................................     52
  Loan Participations..............................................     52
  Adjustable Rate Securities.......................................     52
  Illiquid Securities..............................................     53
  Rule 144A Securities.............................................     53
  Options on Securities and Securities Indices.....................     53
  Writing Covered Call and Put Options and Purchasing
     Call and Put Options..........................................     55
  Financial Futures Contracts......................................     56
  Options on Financial Futures Contracts...........................     58
  Certain Additional Risks of Options and Financial
     Futures Contracts.............................................     59
  Limitations......................................................     60
  Short Sales and Short Sales Against the Box......................     61
  Money Market Securities of Foreign Issuers.......................     61
Investment Adviser.................................................     61
Investment Sub-Advisers............................................     62
Portfolio Transactions and Brokerage...............................     65
Purchasing and Selling Fund Shares.................................     66
  General..........................................................     66
  Purchase of Shares...............................................     67
  Cumulative Purchase Discount.....................................     67
  Letter of Intent.................................................     67
  Selling Fund Shares..............................................     67
  Contingent Deferred Sales Charge -- Class A......................     68
  Exchange Privilege...............................................     68
Distribution and Service Plan......................................     69
Determination of Net Asset Value...................................     69
Calculation of Yield for the Money Market Fund and the
   Municipal Money Market Fund.....................................     71
Taxation...........................................................     71
  General..........................................................     71
  Original Issue Discount and Market Discount......................     75
  Tax Exempt Information...........................................     75
  Taxable U.S. Shareholders -- Distributions.......................     76
  Taxable U.S. Shareholders -- Sales of Shares.....................     77
  Non-U.S. Shareholders............................................     78
  State and Local..................................................     78

Other Information...........................................................................................         79
  Shareholder Reports.......................................................................................         79
  Voting and Other Rights...................................................................................         79
  Custody of Assets.........................................................................................         79
  Index Funds...............................................................................................         80
Trustees and Officers.......................................................................................         81
Marketing Information.......................................................................................         85
Financial Statements........................................................................................         88

                        GENERAL INFORMATION AND HISTORY

     American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998 by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to an Investment Advisory Agreement with the Series Company and subject to the authority of the Series Company's Board of Trustees, VALIC serves as the Series Company's investment adviser and conducts the business and affairs of the Series Company. Additionally, VALIC has engaged investment sub-advisers to provide investment sub-advisory services for each Fund other than the American General Socially Responsible Fund, the American General Money Market Fund, the American General Conservative Growth Lifestyle Fund, the American General Moderate Growth Lifestyle Fund and the American General Growth Lifestyle Fund, subject to VALIC's control, direction and supervision. The Series Company consists of twenty-three separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest.

     The Series Company and VALIC have Codes of Ethics which establish for their officers, directors or trustees and certain employees procedures and restrictions as to those individuals' personal investment trading activities.

                       PERFORMANCE AND YIELD INFORMATION

     The Funds have not commenced operations and, therefore, have no performance. Accordingly, the performance information for each Fund included in the Prospectus is the performance of either: (i) a mutual fund with similar investment objectives, policies and strategies as the Fund that is currently managed by the same individuals; (ii) an unregistered discretionary account of the Sub-adviser with similar investment objectives, policies and strategies that is managed by the same individuals; and/or (iii) a composite of such registered management investment companies or unregistered discretionary accounts. The inception date indicated is that of the other mutual fund, account or composite. See the Prospectus for detailed information relating to the mutual fund, unregistered discretionary account or composite.

     The total return of a mutual fund, discretionary account or composite ("Average Annual Total Return"), is the total return of the mutual fund, discretionary account or composite before expenses ("Portfolio Total Return"). The Series Company may compare Portfolio Total Return to the total return of the mutual fund, discretionary account or composite benchmark index ("Index Total Return"). The difference between Portfolio Total Return and Index Total Return is referred to as "tracking difference." Tracking difference represents the amount that the return on the investment portfolio (which results from VALIC or the Sub-adviser's investment selection) deviates from its benchmark's Index Total Return.

AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception of a mutual fund, discretionary account or composite, are calculated according to the following formula:

                                P (1+T)(n) = ERV

     Where:

                 P     = A hypothetical initial Purchase Payment of $1,000.
                 T     = Average annual total return.
                 n     = Number of years.
                 ERV =   Ending redeemable value of a hypothetical $1,000 Purchase
                         Payment made at the beginning of the first period.

Average Annual Total Return reflects the deduction of mutual fund, discretionary account or composite expenses and assumes that all dividends and distributions are reinvested when paid.

PORTFOLIO TOTAL RETURN

     Portfolio Total Return quotations for periods of 1, 3, 5, and 10 years, or since inception, are calculated by adding to the Average Total Annual Return (described above) the expenses of the mutual fund, discretionary account or composite. Expenses of the Fund are calculated at the end of each mutual fund, discretionary account or composite fiscal year and are expressed as a percentage of average net assets. Expenses as a percentage of average net assets are prorated equally over the months in the fiscal year in which the ratio was calculated when determining expenses for periods crossing over fiscal years.

INDEX TOTAL RETURN

     Index Total Return quotations for periods 1, 3, 5, and 10 years, or since inception, are calculated by determining the percentage change in value of the benchmark index over the applicable period including reinvestment of dividends and interest as applicable. Index Total Return is calculated according to the formula described above for Average Annual Total Return, however it does not include an expense component; if an expense component were included the return would be lower.

SEVEN DAY YIELDS

     The American General Money Market Fund and the American General Municipal Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

        Seven Day Effective Yield = [(Base Period Return + 1)(365/7)-1]

30 DAY CURRENT YIELD

     The American General Domestic Bond Fund, the American General High Yield Bond Fund, the American General Strategic Bond Fund, the American General Core Bond Fund and the American General Municipal Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:

                           Yield = 2[(1 + NII )(6)-1]
                                    S X NAV

     Where:

                 NII  =    Net investment income (interest income, plus dividend
                           income, plus other income, less fund expenses.
                 S    =    Average daily shares outstanding.
                 NAV  =    Net asset value per share on the last day of the period.

             Effective Yield = [(Base Period Return + 1)365/7] - 1

TAX EQUIVALENT YIELDS

     The Municipal Bond Fund and the Municipal Money Market Fund (each referred to as the "Fund") may also quote a tax equivalent yield and a tax equivalent effective yield that show the before tax yield that would have to be earned from a taxable investment to equal the Fund's yield. These yields are computed by dividing the portion of the Fund's yield that is tax-exempt by one minus the stated federal income tax rate and adding the product to the portion of the Fund's yield that is not tax-exempt, if any.

     As of July 31, 1998, the federal income tax rate upon which the Fund's tax equivalent yield quotations are based was 39.6%. From time to time, as any changes to the rate become effective, taxable-equivalent yield quotations advertised by the Fund will be updated to reflect these changes. The Fund expects updates may be necessary as tax rates are changed by the federal government. The advantage of tax-free investments, like the Fund, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Fund.

              PERFORMANCE RETURNS OF CERTAIN INVESTMENT COMPANIES
                   AND PRIVATE ACCOUNTS OTHER THAN THE FUNDS*

                                 MARCH 31, 1998

                                                                                                 10 YEAR
                                                   INCEPTION                                    OR SINCE
                                                     DATE        1 YEAR    3 YEAR    5 YEAR   INCEPTION (A)
                                                   ---------     ------    ------    ------   -------------
AMERICAN GENERAL S&P 500 INDEX FUND                  4/1/88
  BT Pyramid Large Cap Equity Index Fund Average
    Annual Total Return                                          47.85%    32.65%    22.05%      18.67%
  BT Pyramid Large Cap Equity Index Fund
    Portfolio Total Return                                       48.14%    32.91%    22.29%      18.90%
  S&P 500 Index                                                  47.97%    32.81%    22.40%      18.94%
AMERICAN GENERAL MID CAP INDEX FUND                 10/1/91
  AGSPC Mid Cap Index Fund Average Annual Total
    Return                                                       48.53%    20.37%    31.07%      18.58%
  AGSPC Mid Cap Index Fund Portfolio Total Return                48.89%    20.76%    31.48%      19.02%
  S&P Mid Cap 400 Index                                          49.00%    28.44%    19.51%      19.39%
AMERICAN GENERAL SMALL CAP INDEX FUND                4/1/88
  BT Pyramid Russell 2000 Index Fund Average
    Annual Total Return                                          42.43%    24.37%    17.60%      14.57%
  BT Pyramid Russell 2000 Index Portfolio Total
    Return                                                       42.78%    24.67%    17.90%      14.86%
  Russell 2000 Index                                             42.01%    24.42%    17.67%      14.86%
AMERICAN GENERAL INTERNATIONAL GROWTH FUND           5/1/92
  Templeton International Fund Average Annual
    Total Return                                                 10.14%    14.13%        --      12.33%
  Templeton International Fund Portfolio Total
    Return                                                       10.85%    14.96%        --      13.28%
  Salomon Brothers Primary Market Index                          20.34%    10.92%        --       9.97%
AMERICAN GENERAL INTERNATIONAL GROWTH FUND          10/1/95
  Composite Average Annual Return                                19.02%        --        --      22.04%
  Composite Portfolio Total Return                               19.77%        --        --      22.79%
  Salomon Brothers Primary Market Index                          20.34%        --        --      13.68%
AMERICAN GENERAL LARGE CAP GROWTH                  11/11/91
  Composite Average Annual Total Return                          51.22%    35.03%    26.08%      22.95%
  Composite Portfolio Total Return                               51.89%    35.64%    26.65%      23.51%
  Russell 1000 Growth Index                                      48.32%    32.38%    21.96%      20.73%
AMERICAN GENERAL MID CAP GROWTH FUND                 1/1/93
  Composite Average Annual Total Return                          47.95%    30.62%    23.51%      21.86%
  Composite Portfolio Total Return                               48.26%    31.13%    24.09%      22.44%
  Russell Midcap Growth Index                                    42.36%    24.90%    18.41%      17.02%
AMERICAN GENERAL SMALL CAP GROWTH FUND               9/1/94
  Composite Average Annual Total Return                          53.70%    33.60%        --      29.20%
  Composite Portfolio Total Return                               55.50%    35.20%        --      30.70%
  Russell 2000 Growth Index                                      41.17%    20.40%        --      12.94%
AMERICAN GENERAL INTERNATIONAL VALUE FUND          12/31/78
  Composite Average Annual Total Return                          24.02%    18.71%    14.85%      11.35%
  Composite Portfolio Total Return                               24.93%    19.59%    15.71%      12.18%
  Salomon Brothers Primary Market Index                          20.34%    10.92%    11.10%       5.34%
AMERICAN GENERAL LARGE CAP VALUE FUND                8/1/92
  Discretionary Account Average Annual Total
    Return                                                       58.95%    36.98%    24.14%      24.04%
  Discretionary Account Portfolio Total Return                   59.33%    37.32%    24.44%      24.35%
  Russell 1000 Value Index                                       47.17%    32.37%    21.81%      18.52%
AMERICAN GENERAL MID CAP VALUE FUND                 1/20/75
  Neuberger&Berman Partners Fund Average Annual
    Total Return                                                 41.54%    31.07%    21.80%      17.95%
  Neuberger&Berman Partners Fund Portfolio Total
    Return                                                       42.35%    31.90%    22.66%      18.76%
  Russell Midcap Value Index                                     45.32%    29.65%    20.15%      17.78%

                                                                                                 10 YEAR
                                                   INCEPTION                                    OR SINCE
                                                     DATE        1 YEAR    3 YEAR    5 YEAR   INCEPTION (A)
                                                   ---------     ------    ------    ------   -------------
AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND          10/2/89
  AGSPC Social Awareness Fund Average Annual
    Total Return                                                 47.45%    33.34%    21.54%      16.57%
  AGSPC Social Awareness Fund Portfolio Total
    Return                                                       48.01%    33.91%    27.19%      16.80%
  S&P 500 Index                                                  47.97%    32.81%    22.40%      18.94%
AMERICAN GENERAL BALANCED FUND                     12/31/74
  Composite Average Annual Total Return                          31.17%    27.63%    15.84%      14.44%
  Composite Portfolio Total Return                               31.88%    23.29%    16.48%      15.06%
  S&P 500 Index                                                  47.97%    32.81%    22.40%      18.94%
  Lehman Brothers Government and Corporate Bond
    Index                                                        12.39%     9.20%     6.96%       8.92%
AMERICAN GENERAL DOMESTIC BOND FUND                12/31/72
  Composite Average Annual Total Return                          11.78%     9.13%     6.61%       9.12%
  Composite Portfolio Total Return                               12.17%     9.51%     6.98%       9.50%
  Benchmark(B)                                                   12.00%     9.18%     6.99%       8.93%
AMERICAN GENERAL CORE BOND FUND                     11/1/48
  Separately Managed Account Average Annual Total
    Return                                                       10.42%     9.94%     7.57%       7.69%
  Separately Managed Account Portfolio Total
    Return                                                        11.08    10.60%     8.21%       8.33%
  Benchmark(B)                                                   12.00%     9.18%     6.99%       8.93%
AMERICAN GENERAL MUNICIPAL BOND FUND                 8/1/94**
  North American National Municipal Bond Fund
    Average Annual Total Return                                  11.03%     8.49%        --       7.63%
  North American National Municipal Bond Fund
    Portfolio Total Return                                       12.10%     9.39%        --       8.49%
  Lehman Seven Through Long Muni Bond Index                      11.57%     7.96%        --       8.33%
AMERICAN GENERAL MONEY MARKET FUND                 12/16/85
  AGSPC Money Market Fund Average Annual Total
    Return                                                        5.24%     5.20%     4.51%       5.42%
  AGSPC Money Market Fund Portfolio Total Return                  5.78%     5.77%     5.14%       6.30%
  30-Day Certificate of Deposit Primary Offering
    Rate
    by New York City Banks                                        4.82%     4.73%     4.19%       5.25%

---------------

  * Performance information for each Fund included in the Prospectus is the performance of either: (i) a mutual fund with similar investment objectives, policies and strategies as the Fund that is currently managed by the same individuals; (ii) an unregistered discretionary account of the Sub-adviser with similar investment objectives, policies and strategies; and/or (iii) a composite of such registered management investment companies or unregistered discretionary accounts.

**
      The inception date of the North American National Municipal Bond Fund was August 1, 1993. Ms. Whyte's role as portfolio manager commenced August 1, 1994.

(A) Amounts shown are returns for ten years or since inception if the mutual fund, managed account or composite has been in existence for less than ten years.

(B)   Benchmark consists of the Lehman Brothers Aggregate Index.

                            INVESTMENT RESTRICTIONS

     The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities. Also, certain of the Funds have non-fundamental investment restrictions which may not be changed by the Series Company's Board of Trustees without shareholder approval.

     Calculation of each Fund's total assets for compliance with any of the following fundamental or non-fundamental investment restrictions or any other investment restrictions set forth in the Series Company's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.

     The fundamental and, in certain cases, non-fundamental, investment restrictions of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid securities and borrowings apply at all times.

AMERICAN GENERAL S&P 500 INDEX FUND ("S&P 500 INDEX FUND") INVESTMENT
RESTRICTIONS

As a matter of fundamental policy, the S&P 500 Index Fund may not:

 (1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's total assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets the Fund will not purchase additional securities.

 (2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the Securities Act of 1933 ("1933 Act") in selling a portfolio security.

 (3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

 (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund) may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities).

 (5) Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its total assets may be invested in any one industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     As a matter of non-fundamental policy, the S&P 500 Index Fund may not:

 (1) Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction.

 (2) Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

 (3) Sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

 (4) Invest for the purpose of exercising control or management.

 (5) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees, and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal: and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Series Company's Board of Trustees have determined the commercial paper to be liquid: or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Board of Trustees has determined that the commercial paper is equivalent quality and is liquid.

 (6) Invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Board of Trustees.)

 (7) Invest more than 5% of the Fund's total assets in securities issued by issuers which (including predecessors) have been in operation less than three years.

 (8) With respect to 75% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction. The Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (9) With respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

(10) Purchase or retain in the Fund's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Series Com-pany, or is an officer or partner of VALIC or the Sub-adviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(11) Invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange Inc. (the "NYSE") or the American Stock Exchange.

(12) Make short sales of securities or maintain a short position, unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time. The Fund has no current intention to engage in short selling.

(13) Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges: (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets;
     (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold: and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written).

(14) Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

(15) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted (i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL MID CAP INDEX FUND ("MID CAP INDEX FUND") INVESTMENT
RESTRICTIONS

As a matter of fundamental policy, the Mid Cap Index Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. However, the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's total assets valued at the lower of market or cost. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (8) Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

 (9) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Mid Cap Index Fund may not:

 (1) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted (i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

 (4) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

AMERICAN GENERAL SMALL CAP INDEX FUND ("SMALL CAP INDEX FUND") INVESTMENT RESTRICTIONS

As a matter of fundamental policy, the Small Cap Index Fund may not:

 (1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the

     Fund's total assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

 (2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

 (3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

 (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Series Company may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities). This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (5) Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

As a matter of non-fundamental policy, the Small Cap Index Fund may not:

 (1) Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction.

 (2) Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

 (3) Sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities of the Fund contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund has no current intention to engage in short selling).

 (4) Invest for the purpose of exercising control or management; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (iii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (5) Invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Fund's Board of Trustees).

 (6) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Board of Trustees have determined that the commercial paper is equivalent quality and is liquid.

 (7) Invest more than 5% of the Fund's total assets in securities issued by issuers which (including predecessors) have been in operation less than three years.

 (8) With respect to 75% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction. The Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (9) Invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(10) Invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Series Company, or is an officer or partner of the VALIC or of the Subadviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(11) Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws.

(12) Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the Investment Practices of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written).

(13) Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all, such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such or options thereon held at any time do not exceed 5% of the Fund's total assets.

(14) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted (i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") INVESTMENT RESTRICTIONS

As a matter of fundamental policy, the International Growth Fund may not:

 (1) With respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) With respect to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Invest more than 20% of its total assets in companies within a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. There are no limitations on investments made in instruments issued or guaranteed by the U.S. Government and its agencies.

 (4) Make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements, or by lending its portfolio securi-ties to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the rules and regulations or interpretations of the SEC.

 (5) Borrow, except (i) from banks; (ii) to enter into reverse repurchase agreements or to employ similar investment techniques, and pledge its assets in connection therewith; and (iii) as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's total assets valued at the lower of market or cost. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

 (6) Invest in physical commodities or contracts on physical commodities.

 (7) Purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

 (8) Underwrite the securities of other issuers.

 (9) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

     As a matter of non-fundamental policy, the International Growth Fund may not:

 (1) Invest more than 5% of its assets at the time of purchase in the securities of companies that have (with predecessors) a continuous operating history of less than 3 years.

 (2) Invest in futures and/or options on futures.

 (3) Purchase on margin or sell short.

 (4) Invest more than an aggregate of 15% of the Fund's net assets in illiquid or restricted securities.

 (5) Invest for the purpose of exercising control over management of any company; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

 (6) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL LARGE CAP GROWTH FUND
("LARGE CAP GROWTH FUND") INVESTMENT
RESTRICTIONS

As a matter of fundamental policy, the Large Cap Growth Fund may not:

 (1) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.

 (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (3) Borrow money, except (a) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

 (4) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable laws but not to exceed 33 1/3% of the Fund's total assets.

 (5) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

 (6) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (8) Issue senior securities to the extent such issuance would violate applicable law.

     As a matter of non-fundamental policy, the Large Cap Growth Fund may not:

 (1) Invest in companies for the purpose of exercising control or management; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

 (3) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

 (4) Make short sales of securities, except short sales against the box.

 (5) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Mid Cap Growth Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (3) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things.

 (4) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

 (5) Make loans of money, except that the Fund may invest in repurchase agreements.

 (6) Issue senior securities as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (8) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (9) Borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge, assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

     As a matter of non-fundamental policy, the Mid Cap Growth Fund may not:

 (1) Invest in the securities of any issuer if any of the officers, directors or trustees of the Series Company, VALIC or the Sub-adviser own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own more than 5% of the outstanding securities of such issuer.

 (2) Invest for the purpose of exercising control or management of another issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions).

 (4) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)

 (5) Participate on a joint or joint and several basis in any trading account in securities.

 (6) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities.

 (7) Invest more than 10% of the value of its net assets in illiquid securities.

 (8) Purchase foreign securities, except the Fund may invest up to 10% of total assets in foreign securities sold as American Depository Receipts.

 (9) Invest in restricted securities.

(10) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL SMALL CAP GROWTH FUND
("SMALL CAP GROWTH FUND") INVESTMENT
RESTRICTIONS

As a matter of fundamental policy, the Small Cap Growth Fund may not:

 (1) Make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (3) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

 (4) Borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge, assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (5) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities may be deemed an underwriter within the meaning of the 1933 Act.

 (6) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (8) Make loans to other persons, except in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.

     As a matter of non-fundamental policy, the Small Cap Growth Fund may not:

 (1) Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities.

 (2) Invest more than 15% of the Fund's net assets in illiquid securities.

 (3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL INTERNATIONAL VALUE FUND
("INTERNATIONAL VALUE FUND") INVESTMENT RESTRICTIONS

As a matter of fundamental policy, the International Value Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the International Value Fund may not:

 (1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND") INVESTMENT RESTRICTIONS

As a matter of fundamental policy, the Large Cap Value Fund may not:

 (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (2) Borrow money, except to enter into reverse repurchase agreements and employ similar investment techniques and pledge its assets in connection therewith, and as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's total assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

 (3) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

 (5) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (6) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

 (7) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restriction on disposition.

 (8) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     As a matter of non-fundamental policy, the Large Cap Value Fund may not:

 (1) Purchase from or sell portfolio securities to its officers or trustees or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisers and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

 (2) Invest more than 15% of the Fund's net assets in illiquid securities or restricted securities.

 (3) Make investments for the purpose of gaining control of an issuer's management.

 (4) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above under fundamental policies.

 (5) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securi-ties would exceed 5% of the Fund's total assets.

 (6) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

 (7) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND") INVESTMENT
RESTRICTIONS

As a matter of fundamental policy, the Mid Cap Value Fund may not:

 (1) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and
     (ii) enter into reverse repurchase agreements and employ similar investment techniques, and pledge its assets in connection therewith, for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

 (2) Purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For purposes of the limitations on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

 (3) With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

 (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

 (6) Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

 (7) Issue senior securities, except as permitted under the 1940 Act.

 (8) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

     As a matter of non-fundamental policy, the Mid Cap Value Fund may not:

 (1) Purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

 (2) Purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

 (3) Invest more than 10% of the value of its total assets in securities of foreign issuers, provided that the limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

 (4) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

 (5) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") INVESTMENT RESTRICTIONS

As a matter of fundamental policy, the Small Cap Value Fund may not:

 (1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the total Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

 (2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

 (3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 33 1/3% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

 (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Series Company may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities and the securities of companies that deal in real estate).

 (5) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

     As a matter of non-fundamental policy, the Small Cap Value Fund may not:

 (1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND
("SOCIALLY RESPONSIBLE FUND") INVESTMENT
RESTRICTIONS

As a matter of fundamental policy, the Socially Responsible Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (8) Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

 (9) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Socially Responsible Fund may not:

 (1) Invest more than 10% of the Fund's net assets in illiquid and restricted securities.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL BALANCED FUND ("BALANCED FUND") INVESTMENT RESTRICTIONS

As a matter of fundamental policy, the Balanced Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Balanced Fund may not:

 (1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL HIGH YIELD BOND FUND ("HIGH YIELD BOND FUND"); AMERICAN GENERAL STRATEGIC BOND FUND ("STRATEGIC BOND FUND"); AMERICAN GENERAL CORE BOND FUND ("CORE BOND FUND") AND AMERICAN GENERAL MUNICIPAL BOND FUND ("MUNICIPAL BOND FUND") INVESTMENT RESTRICTIONS

As a matter of fundamental policy, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund and the Municipal Bond Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities or securities issued by state or municipal governments and their political subdivisions. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, unless immediately after each borrowing there is asset coverage of 300%.

 (3) Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of a Fund's total assets.

 (8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities and with respect to the Municipal Bond Fund, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by any state, territory or any possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any such obligations), provided, however, that this limitation excludes shares of other open-end investment companies owned by a Fund but includes a Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the High Yield Fund, the Strategic Bond Fund, the Core Bond Fund and the Municipal Bond Fund may not:

 (1) Invest more than 15% of a Fund's net assets in illiquid and restricted securities.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. A Fund may use short-term credits when necessary to clear transactions.

     For the purposes of the investment limitations applicable to the Municipal Bond Fund, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivi-sion would be regarded as the sole issuer. Similarly, in the case of a private activity bond, if the bond is backed only by the assets and revenues of the non-governmental user, such non-governmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and treated as an issue of such government or entity.

AMERICAN GENERAL DOMESTIC BOND FUND
("DOMESTIC BOND FUND") INVESTMENT
RESTRICTIONS

As a matter of fundamental policy, the Domestic Bond Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow from banks or enter into repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, unless immediately after each borrowing there is asset coverage of 300%.

 (3) Acquire real estate, real estate contracts or real estate securities.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provision of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Domestic Bond Fund may not:

 (1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND") INVESTMENT RESTRICTIONS

As a matter of fundamental policy, the Money Market Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (7) Purchase or sell commodity contracts.

 (8) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Money Market Fund may not:

 (1) Invest more than 10% of the Fund's net assets in illiquid and restricted securities.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Purchase any security which matures, after giving effect to any demand features, more than 13 months from the date of purchase.

 (5) Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

AMERICAN GENERAL MUNICIPAL MONEY MARKET FUND ("MUNICIPAL MONEY MARKET FUND") INVESTMENT RESTRICTIONS

As a matter of fundamental policy, the Municipal Money Market Fund may not:

 (1) Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities, or securities which are backed by the full faith and credit of the U.S. or securities issued by state or municipal governments and their political subdivisions) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of any class of any issuer would be held by the Fund. The Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) Borrow money, except from a bank for temporary or emergency purposes and not for investment purposes, and then in an amount not exceeding 10% of the value of the Fund's total assets at the time of borrowing. (No new investments will be made by the Fund while any outstanding borrowings exceed 5% of its total assets.) Secured temporary borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component.

 (3) Underwrite any issue of securities, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objectives, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting.

 (4) Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal fixed income securities secured by real estate or interests therein.

 (5) Purchase or sell commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs.

 (6) Make loans, except (i) by the purchase of a portion of an issue of debt securities in accordance with its investment objectives, policies, and restrictions, (ii) by engaging in repurchase transactions, and (iii) by making loans of portfolio securities not in excess of 10% of the value of the Fund's total assets.

 (7) Write, purchase or sell puts, calls, or combinations thereof, except that it may obtain rights to resell municipal bonds and notes.

 (8) Purchase securities (other than municipal bonds, notes and other fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of total Fund assets would be invested in any one industry.

     As a matter of non-fundamental policy, the Municipal Money Market Fund may not:

 (1) Pledge, mortgage, or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

 (2) Invest more than 10% of the Fund's net assets in illiquid or restricted securities.

 (3) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

 (4) Purchase or retain the securities of any issuer other than the securities of the Fund, if, to the Fund's knowledge, those Trustees and officers of the Series Company, or of the investment manager, who individually own beneficially more than 1/2 of 1% of the outstanding securi-ties of such issuer together own beneficially more than 5% of such outstanding securities.

 (5) Invest for the purpose of exercising control or management of another company.

 (6) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted (i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (7) Purchase an industrial revenue bond if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where the payment of principal and interest are the responsibility of companies with less than three years of operating history.

     For the purposes of the investment limitations applicable to the Municipal Money Market Fund, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a private activity bond, if the bond is backed only by the assets and revenues of the non-governmental user, such non-governmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and treated as an issue of such government or entity.

AMERICAN GENERAL GROWTH LIFESTYLE FUND
("GROWTH LIFESTYLE FUND"); AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND"); AND AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND") INVESTMENT
RESTRICTIONS

As a matter of fundamental policy, the Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund may not:

 (1) Issue senior securities.

 (2) Borrow money, except to the extent permitted by applicable law, and provided that the Fund may not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Underwrite the securities of other issuers.

 (4) Purchase real estate or real estate mortgage loans, although the underlying mutual funds in which a Fund will invest may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

 (5) Purchase or sell commodities or commodity contracts.

 (6) Make loans except by purchasing bonds, debentures or similar obligations which are either publicly distributed or customarily purchased by institutional investors.

 (7) Invest more than 25% of its assets in any one industry, other than Funds that are part of the Series Company.

     As a matter of non-fundamental policy, the Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund may not:

 (1) Purchase any securities on margin, make short sales of securities or purchase or sell puts and calls, or combinations thereof.

 (2) Invest directly in oil, gas, or other mineral exploration or development programs; provided, however, that the underlying mutual funds in which the Fund will invest may purchase the securities of companies engaged in such activities.

 (3) Purchase or retain any security other than shares of the underlying Series Company Funds if (i) one or more officers or trustees of the Series Company individually own or would own, directly or beneficially, more than 1/2 of 1 percent of the securities of such issuer and (ii) in the aggregate such persons own or would own more than 5% of such securities.

 (4) Invest in companies for the purpose of exercising control of management.

                              INVESTMENT PRACTICES

REPURCHASE AGREEMENTS

     Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Trustees. The underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs (Nationally Recognized Statistical Rating Organization) (except for the International Growth Fund, the International Value Fund, the Strategic Bond Fund, the Municipal Bond Fund, and the High Yield Bond Fund which may utilize foreign money market securities) and the seller must be a well established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund and the Municipal Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, often less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This result is a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.

     The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Series Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Trustees of the Series Company will evaluate the creditworthiness of all banks and broker-dealers with which the Series Company proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 10% of the value of that Fund's total assets (15% in the case of the S&P 500 Index Fund, the MidCap Index Fund, the Small Cap Index Fund, International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund and the Core Bond Fund).

LENDING PORTFOLIO SECURITIES

     For purposes of realizing additional income, each Fund, except the Lifestyle Funds, may make secured loans of its portfolio securities. Securities loans are made to broker-dealers and other financial institutions approved by State Street Bank and Trust Company (the "Custodian"), custodian to the Funds and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. VALIC will monitor the activities of the Custodian as authorized by the Board of Trustees. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the SEC. While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.

     Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when the Custodian, as monitored by VALIC, considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

     A Fund, subject to its investment restrictions, may borrow money. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     In addition to borrowing for temporary purposes, a Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by VALIC or a Sub-adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings.

     A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction, a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association ("GNMA"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 1.0% of the initial amount delivered.

     A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings. Dollar roll transactions for terms exceeding three months may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

CONVERTIBLE SECURITIES

     Certain Funds may invest in convertible securities of foreign or domestic issues. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund's ability to achieve its investment objectives.

     To the extent that convertible securities are intended by a Fund to be equity securities, the following equity quality criteria typically are considered: industry prospects (growth rate, competitive pressures, supply/demand characteristics), market valuations (including price-to-book ratios, price-earnings ratios and return on equity), company profile (suppliers, competitors, end-users and customers), discretionary cash flow and quality of management. To the extent that convertible securities are intended by a Fund to be fixed income securities, the quality criteria typically applied by the Fund to investments in fixed income securities (i.e., Moody's and S&P ratings) are applied.

FOREIGN SECURITIES

     All Funds, other than the Lifestyle Funds, may invest in foreign securities. A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     Included within the definition of foreign securities are the following depository receipts: American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts

(GDRs). Depository receipts that are denominated in U.S. dollars are not considered foreign securities in determining compliance with the Mid Cap Value Fund's investment restrictions.

     ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. In addition, certain Funds may invest in other types of depositary securities such as international depository receipts, global depository shares, European depository shares and international depository shares.

     A Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities).

     In addition, all the Funds, except the Lifestyle Funds, the Core Bond Fund, the Municipal Money Market Fund and the Money Market Fund, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

BRADY BONDS

     The Domestic Bond Fund, the Balanced Fund, the High Yield Bond Fund, the Municipal Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay, and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

     Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discounts bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

SOVEREIGN DEBT OBLIGATIONS

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     A Fund will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

PERFORMANCE INDEXED PAPER

     Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

BANK OBLIGATIONS

     Each Fund, other than the Lifestyle Funds, may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 10% of its net assets (15% in the case of the S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Large Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Municipal Bond Fund, the Strategic Bond Fund and the Core Bond Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     The Funds limit investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     The Funds limit investments in foreign bank obligations to United States dollar-or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of VALIC or a Sub-adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. The Core Bond Fund may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to a Fund's limitation on concentration in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

INTERNATIONAL BONDS

     Certain Funds also may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Euro Bonds"). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. A Fund's investment in international bonds also may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

EMERGING MARKETS

     Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     A further risk is that the existence of national policies may restrict a Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Foreign currency transactions used by certain of the Funds may be either:
(i) on the spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.

     A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when VALIC or a Sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

     The Large Cap Growth Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDR's"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P
500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Large Cap Growth Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

WHEN-ISSUED SECURITIES

     Each of the Funds except the Lifestyle Funds, the Money Market Fund and the Mid Cap Value Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

FIXED INCOME SECURITIES

     Fixed income securities are considered high quality if they are rated at least A by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High quality fixed income securities are considered to have a very strong capacity to pay principal and interest. Fixed income securities are considered investment grade if they are rated, for example, at least Baa by Moody's or BBB by S&P or their equivalents by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade fixed income securities are regarded as having an adequate capacity to pay principal and interest. Lower rated securities, for example, Ba by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

     The maturity of fixed income securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of fixed income securities, while an increase in interest rates generally reduces their value.

LOWER RATED FIXED INCOME SECURITIES

     Issuers of lower rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     Lower rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Fund and dividends to shareholders.

     A Fund may have difficulty disposing of certain lower rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower rated securities are likely to adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     Finally, there are risks involved in applying credit ratings as a method for evaluating lower rated fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower rated fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Sub-adviser will monitor the issuers of lower rated fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity within the parameters of the Fund's investment policies. The Sub-adviser will not necessarily dispose of a portfolio security when its ratings have been changed.

ZERO COUPON FIXED INCOME SECURITIES

     The Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund, the Core Bond Fund and the Domestic Bond Fund may invest in zero coupon fixed income securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest.

     Zero coupon fixed income securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     The discount on zero coupon fixed income securities ("original issue discount") must be taken into income ratably by a Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.

     The market prices of zero coupon fixed income securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon fixed income securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     Custodial receipts issued in connection with zero coupon fixed income securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

INFLATION-INDEXED BONDS

     The Core Bond Fund, the Balanced Fund, the Municipal Bond Fund, the Domestic Bond Fund, the High Yield Bond Fund and the Strategic Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five, ten or thirty years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. See "Taxation" for information about the possible tax consequences of investing in inflation-indexed bonds.

HYBRID INSTRUMENTS

     A hybrid instrument can combine the characteristics of equity and fixed income securities, futures, and options. For example, a hybrid instrument may combine the characteristics of preferred stock and fixed income securities in the form of quarterly income preferred stock or trust-originated preferred stock. In other hybrid securities, the principal amount or interest rate may be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, no Fund will invest more than 5% of its assets in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

CATASTROPHE BONDS

     The High Yield Bond Fund, the Balanced Fund, the Municipal Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund and the Core Bond Fund may invest in "catastrophe bonds." Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on companywide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below.

Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

REAL ESTATE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

     Each Fund, other than the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate.

     Certain Funds also may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code (the "Code"). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS

     Certain Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

SWAP AGREEMENTS

     Certain Funds may enter into interest rate, index and currency exchange rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a

"basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.

     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by VALIC or a Sub-adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on VALIC or a Sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

STRUCTURED NOTES

     Structured notes are derivative fixed income securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, VALIC or a Sub-adviser will analyze these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

EURODOLLAR OBLIGATIONS

     Certain Funds, in accordance with their investment objective(s), policies, and investment program, may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

     Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

     Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Series Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

     Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

     Certain Funds also may purchase and sell Eurodollar futures contracts, which enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed income securities are linked.

MORTGAGE-RELATED SECURITIES

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." Certain of the Funds may also invest in fixed income securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

Mortgage Pass-Through Securities

     Interests in pools of mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities are GNMA, Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage ("FHLMC"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Series Company's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Certain Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, VALIC or a Sub-adviser determines that the securities meet the Series Company's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in VALIC's or the Sub-adviser's opinion are illiquid if, as a result, more than 10% of the value of the Fund's net assets will be illiquid (15% in the case of the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the MidCap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund.)

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the Veterans' Administration. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     As an example of a CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities

     Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

OTHER MORTGAGE-RELATED SECURITIES

     Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or fixed income securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

     CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities ("SMBS")

     SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

ASSET-BACKED SECURITIES

     Certain Funds may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

     Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

MUNICIPAL BONDS

     Municipal bonds are debt obligations that are typically issued by a municipality to obtain funding for public purposes, such as the construction of public facilities (e.g., airports, highways, bridges and schools). Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities also are considered municipal bonds. Municipal bonds at the time of issuance may have varying maturities. The Municipal Money Market Fund will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintains a dollar-weighted average portfolio maturity in excess of 90 days.

     The Municipal Bond Fund and the Municipal Money Market Fund may invest in investment grade municipal bonds. Investment grade municipal bonds are instruments that are rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Fitch, or determined by a Sub-adviser to be of comparable quality. The four highest ratings currently assigned by Moody's to municipal bonds are "Aaa", "Aa", "A" and "Baa"; the four highest ratings assigned by S&P and Fitch to municipal bonds are "AAA", "AA", "A" and "BBB". Although municipal obligations rated in the fourth highest rating category by Moody's (i.e., "Baa") or S&P or Fitch (i.e., "BBB") are considered investment grade, they may be subject to greater risks than other higher rated investment grade securities. Municipal obligations rated "Baa" by Moody's, for example, are considered medium grade obligations that lack outstanding investment characteristics and have speculative characteristics as well. Municipal obligations rated "BBB" by S&P and Fitch are regarded as having an adequate capacity to pay principal and interest. A more complete description of the ratings assigned by Moody's, S&P and Fitch is included in the Appendix to the Class A and Class B Prospectus.

MUNICIPAL NOTES

     Municipal notes are notes issued by local, regional and state governments to meet their short-term funding requirements. Municipal notes generally have maturities at the time of issuance of three years or less.

     Certain Funds may invest in municipal notes rated at the time of purchase "MIG1", "MIG2" (or "VMIG-1" or "VMIG-2", in the case of variable rate demand notes), "P-2" or better by Moody's, "SP-2", "A-2" or better by S&P or "F-2" or better by Fitch, or if not rated, determined by a Sub-adviser to be of comparable quality.

     Municipal notes that may be purchased by the Funds include, but are not limited to:

          Tax Anticipation Notes. Tax anticipation notes ("TANs") are sold as interim financing in anticipation of collection of taxes. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such factors as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

          Bond Anticipation Notes. Bond anticipation notes ("BANs") are sold as interim financing in anticipation of a bond sale. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

          Revenue Anticipation Notes. Revenue anticipation notes ("RANs") are sold as interim financing in anticipation of receipt of other revenues. A decline in the receipt of certain revenues, such an anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs.

     TANs, BANs and RANs are usually general obligations of the issuer.

MUNICIPAL OBLIGATIONS

     Municipal obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The two principal classifications of municipal obligations that may be held by the Municipal Bond Fund and the Municipal Money Market Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities. In addition, the interest on private activity bonds issued after August 7, 1986 is subject to the federal alternative minimum tax. The Funds will not be restricted with respect to the proportion of its assets that may be invested in such obligations. Accordingly, the Funds may not be a suitable investment vehicle for individuals or corporations that are subject to the federal alternative minimum tax.

     The Funds' portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

     In addition, the Funds may invest in municipal lease obligations ("MLOs"). MLOs are not fully backed by the municipality's credit and their interest may become taxable if the lease is assigned. If the governmental user does not appropriate sufficient funds for the following year's lease payments, the lease will terminate, with the possibility of default on the MLO and loss to the Fund. The Sub-adviser may invest more than 5% of each Fund's net assets in MLOs and the Trustees of the Series Company have established procedures the Sub-adviser will use to examine certain factors in evaluating the liquidity of such obligations. These factors include (i) the frequency of trades and quotes for the MLO; (ii) the number of dealers willing to purchase or sell such MLO and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the MLO; (iv) the nature of the MLO and the nature of the marketplace trades (e.g., the time needed to dispose of the security and the method of soliciting offers); (v) the nature of the offering of such MLO (e.g., the size of the issue and the number of anticipated holders); (vi) the ability of the MLO to maintain its marketability throughout the time the instrument is held in the Fund; and (vii) other factors, if any, which the Sub-adviser deems relevant to determining the existence of a trading market for such MLO. The Funds also may invest in resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

     The Funds currently intend to invest substantially all of their assets in obligations the interest on which is exempt from regular federal income taxes. However, in order to maintain liquidity, each of these Funds may invest up to 20% of its assets in taxable obligations, including taxable high-quality short-term money market instruments. These Funds also may invest in the following taxable high-quality short-term money market instruments: obligations of the U.S. Government or its agencies or instrumentalities; commercial paper of issuers rated, at the time of purchase, "A-2" or better by S&P, "P-2" or better by Moody's, or "F-2" or better by Fitch or which if unrated, in the opinion of the Sub-adviser, are of comparable quality; certificates of deposit, bankers' acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks), and repurchase agreements with respect to such obligations.

     If at some future date, in the opinion of the Sub-adviser, adverse conditions prevail in the market for obligations the interest on which is exempt from regular federal income taxes, the Funds may invest its assets without limit in taxable high-quality short-term money market instruments. Dividends paid by the Funds that are attributable to interest derived from taxable money market instruments will be taxable to investors.

     From time to time, the Funds may invest more than 25% of its assets in obligations whose interest payments are from revenues of similar projects (such as utilities or hospitals) or whose issuers share the same geographic location. As a result, the Funds may be more susceptible to a single economic, political or regulatory development than would a portfolio of securities with a greater variety of issuers. These developments include proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products.

     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Series Company nor the Sub-adviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

MUNICIPAL COMMERCIAL PAPER

     The Municipal Bond Fund and the Municipal Money Market Fund may also purchase municipal commercial paper. Municipal commercial paper that may be purchased by the Funds consists of short term obligations of a municipality. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or as interim construction financing. Municipal commercial paper, in many cases, is backed by a letter of credit lending agreement, repurchase agreement or other credit facility agreement offered by banks or other institutions.

     The Funds may invest in commercial paper that is rated at the time of purchase "P-2" or better by Moody's, "A-2" or better by S&P, or "F-2" or better by Fitch, or, if not rated, determined by a Sub-adviser to be of comparable quality.

VARIABLE RATE DEMAND NOTES

     Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days notice. The interest rates are adjustable at intervals ranging from daily ("floating rate") to up to one year to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

     The Municipal Bond Fund, the Municipal Money Market Fund and the Money Market Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide the Fund with a specified undivided interest (up to 100%) in the under-lying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven days. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.

MUNICIPAL INFLATION-INDEXED BONDS

     The Municipal Bond Fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In the period of deflation payments may decrease to zero, but in any event will not be less than zero.

PRE-REFUNDED BONDS

     From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.

LOAN PARTICIPATIONS

     Loan Participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. VALIC and the Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. VALIC and the Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

ADJUSTABLE RATE SECURITIES

     Certain of the Funds may invest in adjustable rate money market securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

     Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

     Certain Funds may invest in inverse floaters, which are derivative fixed income or municipal securities. Inverse floaters may be issued by agencies or instrumentalities of the U.S. government or by private issuers including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters generally have greater volatility than other types of mortgage securities in which a Fund may invest. Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters are generally illiquid.

     Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates and at an accelerated rate. Such securities have the effect of providing a degree of investment leverage since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term debt obligations increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market value of fixed-rate securities.

ILLIQUID SECURITIES

     The Funds will not invest more than 10% (15% in the case of the S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund and the Core Bond Fund), of the value of their net assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed 10% (or 15%) of the value of a Fund's net assets.

RULE 144A SECURITIES

     Each Fund, other than the Lifestyle Funds, may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Series Company, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing more than 10% (15% in the case of the S&P 500 Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund) of its net assets in illiquid securities. Excluded from the Funds' investment limitations, however, are any Rule 144A securities that have been determined to be liquid by the Board of Trustees, VALIC or the Sub-adviser pursuant to Board approved guidelines. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Series Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Series Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Series Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than 10% (or 15%) of their net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Each Fund other than the Lifestyle Funds, may invest in Rule 144A securities (in accordance with each Fund's investment restrictions as listed in the prospectus) that have been determined to be liquid by Board approved guidelines.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Each Fund, other than the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Growth Fund, the Lifestyle Funds, the Municipal Money Market Fund and the Money Market Fund, may write covered call and put options on securities and securities indices. The Mid Cap Value Fund may write covered call options and purchase call options in related closing transactions only. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.

     To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.

     Certain Funds may write options on securities and securities indices. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.

     Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

     Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

     Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.

     Each Fund, except the Large Cap Growth Fund, the Mid Cap Growth Fund, the Lifestyle Funds, the International Growth Fund, the International Value Fund, the Mid Cap Value Fund, the Municipal Money Market Fund and the Money Market Fund, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. Certain Funds also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the

Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.

     The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

     Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only the Large Cap Value Fund, the Small Cap Growth Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund and the Core Bond Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.

WRITING COVERED CALL AND PUT OPTIONS AND PURCHASING CALL AND PUT OPTIONS

     All of the Funds, except the Mid Cap Growth Fund, the International Growth Fund, the Large Cap Growth Fund, the Lifestyle Funds, the Municipal Money Market Fund and the Money Market Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. The Mid Cap Value Fund may write exchange-traded covered call options, but not put options in this connection. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.

     Certain Funds, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular secur-ity, and settlements are made in cash rather than by delivery of a particular security.

     Each Fund, other than the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Growth Fund, the Lifestyle Funds, the Municipal Bond Fund and the Money Market Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. In this connection, the Mid Cap Value Fund may purchase exchange traded call options only.

     A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

     A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

     Unlisted options may be used by the Large Cap Value Fund, the Small Cap Growth Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund and the Core Bond Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."

     Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge.

FINANCIAL FUTURES CONTRACTS

     Each Fund, except the Mid Cap Growth Fund, the International Growth Fund, the Mid Cap Value

Fund, the Lifestyle Funds, the Municipal Money Market Fund and the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income and the Small Cap Growth Fund, the Large Cap Value Fund and the Large Cap Growth Fund may also write covered put options on stock index futures contracts. The Large Cap Value Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.

     Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

     An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     The Municipal Bond Fund may enter into municipal bond index futures contracts. A municipal bond index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. The Municipal Bond Fund may enter into short municipal bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its respective portfolio that might otherwise result. When the Fund is not fully invested in securities and anticipates a significant market advance, it may enter into long municipal bond index futures contracts in order to gain rapid market exposure that may wholly or partially offset increases in the costs of securities that it intends to purchase. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the S&P MidCap 400, the Nikkei 225, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.

     A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated

"contracts markets" by the Commodity Futures Trading Commission ("CFTC").

     Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Unlisted financial futures contracts, which may be purchased or sold only by the Large Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund and the Core Bond Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (or 15%) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts.

     When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with the Custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

     Certain Funds may hold financial futures contracts in accordance with their investment policies. A Fund may not adhere to its internal operating policy in circumstances where the Fund is required to invest a large cash infusion. In this circumstance the Fund's total invested position, including the security value of the financial futures contracts may not exceed 100% of the Fund's net assets.

     Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

     For bona fide hedging purposes, each Fund, except the Mid Cap Growth Fund, the International Growth Fund, the Mid Cap Value Fund, the Lifestyle Funds, the Municipal Money Market Fund and the Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a

"long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

     Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF OPTIONS AND FINANCIAL FUTURES CONTRACTS

     In addition to the risks described in the Series Company's Prospectus, the use of options and financial futures contracts may entail the following risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

     To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

     The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

     Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

     There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

     Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

     In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. See "Other Information -- Custody of Assets" in this Statement of Additional Information. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.

     The success of a Fund in using hedging techniques depends, among other things, on VALIC's, or the Sub-adviser's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's or the Sub-adviser's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. In any event, VALIC, or the Sub-adviser will use financial futures contracts, options thereon, currency options and stock index options only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

LIMITATIONS

     No Fund will enter into any financial futures contract or purchase any option thereon if, immediately thereafter, the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets; provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of the Socially Responsible Fund.

     In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

SHORT SALES AND SHORT SALES AGAINST THE BOX

     Certain Funds may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time that the Fund purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. A Fund may also engage in short sales against the box, which involves selling a security the Fund holds in its portfolio for delivery at a specified date in the future. A Fund will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of the Fund's net assets (taken at market value).

MONEY MARKET SECURITIES OF FOREIGN ISSUERS

     Foreign money market instruments utilized by certain of the Funds will be limited to: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

                               INVESTMENT ADVISER

     VALIC is a stock life insurance company organized on May 1, 1969 under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively engage in substantially all forms of financial services. American General Corporation was incorporated as a Texas business corporation on February 26, 1980 as the successor to American General Life Insurance Company (organized in 1926) as the result of a corporate reorganization completed on July 1, 1980.

     VALIC serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement with each Fund dated October 7, 1998, that was approved by the Board of Trustees on August 26, 1998. Under the Investment Advisory Agreement, each Fund pays VALIC an annual fee, payable monthly, based on its average daily net asset value.

     Pursuant to the Investment Advisory Agreement, the Series Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Series Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Series Company may need to continue operations. The Investment Advisory Agreement provides that the Series Company pay all expenses not specifically assumed by VALIC under the Agreement. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates advisory fees, SEC filing fees, interest expenses and state filing fees, if any, to the Fund that incurs such charges and allocates all other expenses among the Funds based on the net assets of each Fund in relation to the net assets of the Series Company.

     The Investment Advisory Agreement requires that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreement requires VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Series Company's Board of Trustees of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Series Company.

     The Investment Advisory Agreement may be continued with respect to any Fund if specifically approved, after the initial two year term, at least annually by
(a)(i) the Series Company's Board of Trustees or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned. The Investment Advisory Agreement may be terminated as to any Fund at any time by the Series Company's Board of Trustees, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally the Investment Advisory Agreement provides that VALIC shall not be liable to the Series Company, or any shareholder in the Series Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.

     Pursuant to an Accounting Services Agreement dated October 7, 1998 ("Agreement"), VALIC provides accounting services to the Series Company. The Agreement provides that the Series Company will pay to VALIC an annual fee payable monthly based on average daily net assets for providing the accounting services.

                            INVESTMENT SUB-ADVISERS

     Pursuant to Investment Sub-advisory Agreements dated October 7, 1998 with each Sub-adviser, VALIC has engaged American General Investment Management, L.P. ("AGIM") to provide sub-advisory services to the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, the Municipal Bond Fund and the Municipal Money Market Fund and Bankers Trust Company ("Bankers Trust") to provide sub-advisory services for S&P 500 Index Fund, the Mid Cap Index Fund and the Small Cap Index Fund and for a portion of the Small Cap Value Fund. In addition, Capital Guardian Trust Company ("Capital Guardian") provides sub-advisory services for the International Value Fund, the Domestic Bond Fund and the Balanced Fund, Jacobs Asset Management provides sub-advisory services for the International Growth Fund, State Street Bank and Trust Company/State Street Global Advisors ("State Street Global Advisors") provides sub-advisory services for the Large Cap Value Fund, Goldman Sachs Asset Management ("GSAM") provides sub-advisory services for the Large Cap Growth Fund and Neuberger&Berman Management Inc. ("N&B Management") provides sub-advisory services for the Mid Cap Value Fund pursuant to separate Sub-advisory Agreements. Brown Capital Management, Inc. ("Brown Capital Management") provides sub-advisory services for the Mid Cap Growth Fund, Fiduciary Management Associates, Inc. ("FMA") provides sub-advisory services for a portion of the Small Cap Value Fund and J.P. Morgan Investment Management, Inc. ("JP Morgan") provides sub-advisory services for the Small Cap Growth Fund pursuant to separate sub-advisory Agreements, as well. AGIM, Bankers Trust, Capital Guardian, Jacobs Asset Management, State Street Global Advisors, GSAM, N&B Management, Brown Capital Management, FMA and JP Morgan (collectively, the "Sub-advisers") will be subject to the control, supervision and direction of VALIC, which will retain responsibility for the overall management of the Funds to which these companies provide sub-advisory services (collectively, the "Sub-advised Funds").

     In selecting Sub-advisers, the Series Company's Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser, (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-adviser's personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.

     The Series Company was issued an exemptive order by the SEC on September 9, 1998 for an exemption (the "Exemption") from certain provisions of the 1940 Act which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things; (1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in its Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "non-interested" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the initial shareholder of each Fund on October 7, 1998, consented to permit VALIC to terminate, replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.

     Pursuant to the Investment Sub-advisory Agreements and subject to VALIC's control, supervision and direction, the Sub-advisers will manage the investment and reinvestment of the assets, other than cash, of the Sub-advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-advised Funds. Further, the Sub-advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-advised Funds, accounts with brokers and dealers selected by the Sub-advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-advisers and VALIC.

     The Investment Sub-advisory Agreements provide that the Sub-advisers will bear the expense of discharging their responsibilities.

     VALIC shall pay to AGIM, for the services rendered and expenses paid by AGIM, a monthly fee computed at the annual rate of 0.25% of the first $200 million, 0.20% of the next $300 million and 0.15% of average daily net asset values on the excess over $500 million for each of the Core Bond Fund, the Municipal Bond Fund and the Municipal Money Market Fund. With respect to the Strategic Bond Fund, VALIC pays AGIM, a monthly fee computed at the annual rate of 0.35% of the first $200 million, 0.25% of the next $300 million and 0.20% of average daily net assets over $500 million. For the High Yield Bond Fund, VALIC pays AGIM, a monthly fee computed at the annual rate of 0.45% of the first $200 million, 0.35% of the next $300 million and 0.30% of average daily net assets over $500 million.

     VALIC shall pay to Bankers Trust, for the services rendered and expenses paid by Bankers Trust, a monthly fee computed at the annual rate of 0.03% of the average daily net asset values of the portion of the Small Cap Value Fund portfolio that it manages. With respect to the S&P 500 Index Fund, VALIC shall pay to Bankers Trust, a monthly fee computed at the annual rate of 0.02% of the first $2 billion and 0.01% of average daily net asset values on the excess over $2 billion. VALIC shall pay Bankers Trust, a monthly fee computed at the annual rate of 0.03% of the first $300 million and 0.02% of average daily net asset values on the excess over $300 million of the Mid Cap Index Fund, and 0.03% of the first $150 million and 0.02% of average daily net asset values on the excess over $150 million of the Small Cap Index Funds.

     VALIC shall pay to Brown Capital Management, for the services rendered to the Mid Cap Growth Fund and expenses paid by Brown Capital Management, a monthly fee computed at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% of average daily net asset values on the excess over $50 million.

     VALIC shall pay to Capital Guardian, for the services rendered and expenses paid by Capital Guardian, a quarterly fee computed at the annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% of average daily net assets values on the excess over $250 million of the International Value Fund, 0.35% of the first $50 million, 0.20% of the next $50 million, 0.18% of the next $200 million and 0.15% of average daily net asset values on the excess over $300 million of the Domestic Bond Fund and 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% of average daily net asset values on the excess over $50 million of the Balanced Fund. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million and a 12.5% discount to all fees if total fees exceed $12 million.

     VALIC shall pay to FMA, for the services rendered to the portion of the Small Cap Value Fund that it manages and expenses paid by FMA, a monthly fee computed at the annual rate of 0.50% of the first $50 million and 0.40% of average daily net asset values on the excess over $50 million.

     VALIC shall pay to GSAM, for the services rendered to the Large Cap Growth Fund and expenses paid by GSAM, a monthly fee computed at the annual rate of 0.30% of average daily net asset values of the Large Cap Growth Fund.

     VALIC shall pay to JP Morgan, for the services rendered to the Small Cap Growth Fund and expenses paid by JP Morgan, a monthly fee computed at the annual rate of 0.60% of average daily net asset values of the Small Cap Growth Fund.

     VALIC shall pay to Jacobs Asset Management, for the services rendered to the International Growth Fund and expenses paid by Jacobs Asset Management, a monthly fee computed at the annual rate of 0.65% of the first $100 million and 0.55% of average daily net asset values on the excess over $100 million.

     VALIC shall pay to N&B Management, for the services rendered to the Mid Cap Value Fund and expenses paid by N&B Management, a monthly fee computed at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% of average daily net asset values on the excess over $750 million.

     VALIC shall pay to State Street Global Advisors, for the services rendered to the Large Cap Value Fund and expenses paid by State Street, a monthly fee computed at the annual rate of 0.25% of average daily net asset values of the Large Cap Value Fund, but in no event less than $50,000 per year.

     The Investment Sub-advisory Agreements may be continued with respect to any of the Funds if approved, after the initial two year term, at least annually by the vote of the Series Company's Board of Trustees who are not parties to the Investment Sub-advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Series Company's Board of Trustees or a majority of the relevant Fund's outstanding voting securities.

     Subject to the Exemption, the Investment Sub-advisory Agreements may be terminated at any time by VALIC, the relevant Sub-adviser, the Series Company's Board of Trustees, or by vote of a majority of the outstanding voting securities of the relevant Sub-advised Fund, on not more than 60 days' nor less than 30 days' written notice to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.

     The Investment Sub-advisory Agreements provide that the Sub-advisers shall not be liable to VALIC, the Series Company or to any shareholder of the Series Company for any act or omission in rendering services under the Investment Sub-advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-advisers.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     As investment adviser to the Series Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-advisers in selecting brokers or dealers to handle transactions for the Sub-advised Funds. The Sub-advisers may employ affiliated brokers for portfolio transactions under circumstances described in the Prospectus under the heading "About the Series Company's Management."

     Virtually all of the over-the-counter transactions by the actively managed portion of the Small Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund, the Municipal Bond Fund and the Mid Cap Growth Fund, are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The International Value Fund, the Mid Cap Value Fund, and the Socially Responsible Fund, each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The International Growth Fund, the Balanced Fund, the Mid Cap Growth Fund, the Small Cap Value Fund, and the Large Cap Value Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Series Company normally enters into principal transactions directly with the issuer or the market-maker.

     When the Series Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Series Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Series Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.

     In purchasing and selling each Fund's portfolio securities, it is the policy of VALIC and the Sub-advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Series Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Series Company with brokerage and research services, described below.

     The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers.

     The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.

     The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers.

     The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Series Company. The Advisers will not cause the Series Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.



     The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Series Company's Board of Trustees.



     Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Series Company's Board of Trustees. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.



                       PURCHASING AND SELLING FUND SHARES


GENERAL

(APPLICABLE TO ALL CLASSES OF SHARES)



     Pursuant to a Distribution and Service Agreement, VALIC Investment Services Company (the "Distributor") acts as the principal underwriter of the Series Company's shares. The Distributor has the exclusive right to distribute shares of the Series Company. The Distributor's obligation is an agency or "best efforts" arrangement under which the Series Company is required to take and pay for only such shares of the Series Company as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Distributor's address is the same as that of VALIC.



     The Distribution and Service Agreement between the Distributor and the Series Company provides that it shall continue in force, after the initial two year period, from year to year, provided that such continuance is approved at least annually (a)(i) by the Board of Trustees of the Series Company, or (ii) by vote of a majority of the Series Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Series Company's Trustees who are not 'interested persons' (as defined in the 1940 Act) of the Series Company by votes cast in person at a meeting called for such purpose. The distribution and service agreement may be terminated at any time, without penalty, by a vote of the Board of Trustees of the Series Company or by a vote of a majority of the outstanding voting securities of the Series Company, or by the Distributor, on sixty days' written notice to the other party. The distribution and service agreement also automatically terminates in the event of an assignment.



     Pursuant to the Distribution and Service Agreement the Distributor pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Series Company (after typesetting and printing the copies required for regulatory filings by the Series Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). The Series Company pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.



     The following information supplements the section in the Series Company's Prospectus captioned "Purchasing and Selling Fund Shares."


PURCHASE OF SHARES

(APPLICABLE TO CLASS A AND CLASS B SHARES)



     Shares of the Funds are sold in a continuous offering and may be purchased on any business day through National Financial Data Services, Inc. (the "Transfer Agent") or your registered representative. For information regarding the purchase of Fund shares, see "Purchasing and Selling Fund Shares -- How to Buy Shares" in the Series Company Prospectus.


CUMULATIVE PURCHASE DISCOUNT

(APPLICABLE TO CLASS A SHARES)



     The reduced sales charges described in the Prospectus under "Purchasing and Selling Fund Shares -- When the Sales Charge on Class A Shares will be Reduced or Waived" apply to purchases of Class A shares of the Fund where the aggregate investment is $25,000 or more for the Equity Funds, and $50,000 or more for the Fixed Income Funds. For purposes of determining eligibility for the cumulative purchase discount, spouses and their children under 21 years of age are treated as a single purchaser, as is a trustee or other fiduciary of a single trust estate or a single fiduciary account. An aggregate investment includes all shares of the Funds owned plus the shares being purchased. The current offering price is used to determine the value of all such shares. The same reduction is applicable to purchases under a Letter of Intent as described in the next paragraph. The reduced sales charge will also not be applied should a review of the records of the Distributor or the Transfer Agent fail to confirm the representations concerning the investor's holdings.


LETTER OF INTENT

(APPLICABLE TO CLASS A SHARES)



     Purchases of Class A Shares of the Funds described above under "Cumulative Purchase Discount" made pursuant to the Letter of Intent and still owned are also included in determining the applicable quantity discount. A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as if it were a single investment. Escrowed shares totalling 5% of the dollar amount of the Letter of Intent are held by the Transfer Agent in the name of the shareholder. The effective date of a Letter of Intent may be back-dated up to 90 days in order that any investments made during this 90-day period, valued at the investor's cost, can become subject to the Letter of Intent. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between sales charges otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the investor in shares of a Fund, the amount of excess sales charges, if any, paid during the thirteen-month period.



SELLING FUND SHARES


(APPLICABLE TO ALL CLASSES OF SHARES)



     For a description of how an investor may sell his or her shares, see the applicable section in the Series Company Prospectuses.



     Redemptions are not made on days during which the New York Stock Exchange (the "Exchange") is closed. The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekend or holidays;
(b) trading on the Exchange is restricted; (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.



     The Series Company normally redeems Fund shares for cash. The Series Company, with respect to each Fund, may make full or partial payment by assigning to investors, Series Company portfolio securities at their value used in determining the redemption price (i.e. by redemption-in-kind). The Series Company, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, the Series Company has committed itself to pay investors, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of the Series Company's net asset value. The securities to be paid in-kind to an investor will be selected in such manner as the Board of Trustees deems fair and equitable. In such cases, investors would incur brokerage expenses should they wish to liquidate these portfolio securities.


CONTINGENT DEFERRED SALES CHARGE -- CLASS A

(APPLICABLE TO CLASS A SHARES)



     For investments of $1,000,000 or more of Class A Shares of a Fund ("Qualified Purchaser"), the initial sales charge will be waived and a contingent deferred sales charge ("CDSC -- Class A") of 1.00% is imposed on redemptions made within the first year of the purchase and 0.50% within the second year. If a CDSC -- Class A is imposed upon redemption, the amount of the CDSC -- Class A will be equal to the lesser of 1.00% or 0.50%, respectively, of the net asset value of the shares at the time of purchase or 1.00% or 0.50%, respectively, of the net asset value of the shares at the time of redemption.



     The CDSC -- Class A will be imposed only if a Qualified Purchaser redeems an amount which causes the value of the account to fall below the total dollar amount of purchase payments made by the Qualified Purchaser without an initial sales charge during the one or two year period prior to the redemption. No
CDSC -- Class A will be imposed on exchanges between Funds. For purposes of the CDSC -- Class A, when shares of one Fund are exchanged for shares of another Fund, the purchase date for the shares of the Fund exchanged into will be assumed to be the date on which shares were purchased in the Fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC -- Class A rather than pay an initial sales charge. In determining whether a CDSC -- Class A is payable, it is assumed that shares held the longest are the first to be redeemed.



     Cumulative Purchase Discounts and Letters of Intent apply to the net asset value privilege. Also, in order to establish an amount of $1,000,000 or more, a Qualified Purchaser may aggregate shares of a Fund described in the Prospectus.


EXCHANGE PRIVILEGE

(APPLICABLE TO CLASS A SHARES)



     The following supplements the discussion of "Purchasing and Selling Fund Shares -- How to Exchange Shares" in the Prospectus:



     By use of the exchange privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor or the agent of the investor and believed by the Transfer Agent to be genuine. The Series Company, the Distributor and the Transfer Agent employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, neither the Series Company, the Distributor nor the Transfer Agent will be liable for following telephone instructions which it reasonably believes to be genuine. The Series Company, the Distributor and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed.



     For purposes of determining the sales charge rate previously paid on Class A Shares, all sales charges paid on the exchanged security and on any security previously exchanged for such security or for any of its predecessors shall be included. If the exchanged security was acquired through reinvestment, that security is deemed to have been sold with a sales charge rate equal to the rate previously paid on the security on which the dividend or distribution was paid. If a shareholder exchanges less than all of his or her securities, the security upon which the highest sale charge rate was previously paid is deemed exchanged first.


     Exchange requests received on a business day prior to the time shares of the Funds involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the Fund from which the shareholder is withdraw-ing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will also normally be purchased at the net asset value per share, plus any applicable sales charge, next determined on the date of receipt. Exchange requests received on a business day after the time shares of the Funds involved in the request are priced will be processed on the next business day in the manner described herein.





                         DISTRIBUTION AND SERVICE PLAN



     The Series Company, with respect to each Fund, has adopted a Distribution and Service Plan for Class A shares and Class B shares. The Distribution and Service Plan is referred to herein as the "Plan". The Plan provides that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with the provision of ongoing distribution and shareholders services.



     Under the Plan, the Distributor must submit quarterly reports to the Board of Trustees of the Series Company, setting forth separately by Fund and class of shares all amounts paid under the Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plan provides that it will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase materially the amount to be spent for the services described therein with respect to any class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to the Plan must be approved by the Trustees and also by the disinterested Trustees. The Plan may be terminated with respect to any class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


                        DETERMINATION OF NET ASSET VALUE

     Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.


     The Board of Trustees also has authorized the Funds to value certain fixed income securities by reference to valuations obtained from pricing services which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations of such securities, without extensive reliance upon quoted prices, since such valuations are believed by the Board of Trustees to more accurately reflect the fair value of such securities.



     Publicly-traded corporate bonds are valued at prices obtained from the Custodian.



     Short-term fixed income securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

     Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

     Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Series Company's Board of Trustees, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

     Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

     Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

     Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

     All of the assets of the Municipal Money Market Fund and the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Series Company's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and Municipal Money Market Fund's and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Municipal Money Market Fund's and Money Market Fund's net asset value might still decline.

               CALCULATION OF YIELD FOR THE MONEY MARKET FUND AND
                        THE MUNICIPAL MONEY MARKET FUND

     The yield for each of the Money Market Fund and the Municipal Money Market Fund (individually the "Fund") is its net income expressed as a percentage of assets on an annualized basis for a seven day period. Rule 482 under the 1933 Act requires that a yield quotation set forth in an advertisement for a money market fund be computed by a standardized method based on an historical seven calendar day period. The current yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and then dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (365/7) to annualize the yield figure. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and any fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size. The Fund may also calculate its compound effective yield by compounding the unannualized base period return (calculated as described above) by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

     The yield quoted by the Fund at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity, and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. In other words, the portfolio has an average maturity for all of its issues, stated in numbers of days and weighted according to the relative value of each investment.

     The yield fluctuates daily as the income earned on the investments of the Fund fluctuates. Accordingly, neither the Series Company nor VALIC can assure the yield quoted on any given occasion will remain constant for any period of time. For example, the Fund's yield will change if it experiences a net inflow of new assets which it then invests in securities whose yield is higher or lower than that being currently earned on investments. Investments in the Fund are not insured and investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. In addition, other money market funds as well as banks and savings and loan associations may calculate their yields on a different basis and the yield quoted by the Fund from time-to-time could vary upwards or downwards if another method of calculation or base period were used.

                                    TAXATION

     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Series Company. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

GENERAL

     Each Fund is a separate taxable entity. Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derives at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

     If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors and may therefore make it more difficult for certain Funds to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxable on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

     In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.

     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foreign currency transactions or instruments would exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

     A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark-to-market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     Certain Funds may be subject to foreign taxes on income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for certain Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

     If a Fund makes this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

     If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by a Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of a Fund which has made this election may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

     Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that a Fund files the election described above, its shareholders will be notified of the amount of (i) each Shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

     If a Fund acquires stock (including, under proposed regulations, an option to acquired stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deduc-tions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

     Interest accrued by a Fund from inflation-indexed bonds will be includable in the Fund's gross income in the period in which it accrues. Periodic adjustments for inflation in the principal value of these securities also may give rise to original issue discount, which, likewise, will be includable in the Fund's gross income on a current basis, regardless of whether the Fund receives any cash payments. See "Original Issue Discount." Amounts includable in a Fund's gross income become subject to tax-related distribution requirements. Accordingly, a Fund may be required to make annual distributions to shareholders in excess of the cash received in a given period from these investments. As a result, the Fund may be required to liquidate certain investments at a time when it is not advantageous to do so. If the principal value of an inflation-indexed bond is adjusted downward in any period as a result of deflation, the reduction may be treated as a loss to the extent the reduction exceeds coupon payments received in that period; in that case, the amount distributable by the Fund may be reduced and amounts distributed previously in the taxable year may be characterized in some circumstances as a return of capital.

ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT

     Some of the fixed income securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as fixed income securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the fixed income security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate fixed income securities may be treated as a dividend for Federal income tax purposes.

     Some of the fixed income securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a fixed income security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such fixed income security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to fixed income securities having market discount, which could affect the character and timing of recognition of income.

     Some fixed income securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of fixed income securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the fixed income security, even though payment of that amount is not received until a later time, usually when the fixed income security matures. The Fund may make one or more of the elections applicable to fixed income securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on fixed income securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

TAX EXEMPT INFORMATION

     The Municipal Bond Fund and the Municipal Money Market Fund intend to qualify to pay "exempt-interest dividends," as that term is defined in the Code, by holding at the end of each quarter of its taxable year at least 50% of the value of its total assets in the form of municipal obligations described in section 103(a) of the Code. Because the Municipal Bond Fund and the Municipal Money Market Fund will primarily invest in municipal obligations, dividends from these Funds will generally be exempt from regular federal income tax in the hands of shareholders subject to the possible application of the alternative minimum tax. Further, gain from a sale or redemption of shares of the Municipal Bond Fund and the Municipal Money Market Fund will be taxable to shareholders as capital gain even though the increase in value of such shares is attributable to tax-exempt income. Thus, it will normally be advantageous for the Municipal Bond Fund and the Municipal Money Market Fund to declare exempt-interest dividends frequently.

     Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals based on certain items of tax preference. Interest on certain municipal obligations, such as bonds issued for private entities (but not to certain tax-exempt organizations such as universities and non-profit hospitals) is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that the Portfolio receives income from municipal obligations treated as a tax preference item for purposes of the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability will be determined under the alternative minimum tax. The Funds will annually supply shareholders with a report indicating the percentage of portfolio income attributable to municipal obligations subject to the alternative minimum tax. Additionally, taxpayers must disclose to the Internal Revenue Service on their tax returns the entire amount of tax-exempt interest (including exempt-interest dividends on shares of the Portfolio) received or accrued during the year.

     In addition, for corporations, the alternative minimum taxable income is increased by a percentage of the amount by which an alternative measure of income ("adjusted current earnings," referred to as "ACE") exceeds the amount otherwise determined to be the alternative minimum taxable income. Interest on all municipal obligations, and therefore all exempt-interest dividends paid by the Portfolio, is included in calculating ACE. Taxpayers that may be subject to the alternative minimum tax should consult their tax advisers before investing in these Funds.

     Under the Omnibus Budget Reconciliation Act of 1993, all or a portion of the Municipal Bond Fund's and the Municipal Money Market Fund's gain from the sale or redemption of tax-exempt obligations acquired after April 30, 1993 attributable to market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders.

     Shares of these Funds would not be a suitable investment for tax-exempt institutions and may not be a suitable investment for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts, because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the receipt of exempt-interest dividends from the Portfolio. Moreover, subsequent distributions of such dividends to the beneficiaries will be taxable.

     In addition, these Funds may not be an appropriate investment for entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. A "substantial user" is defined under United States Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and, unless such facility, or part thereof, is constructed, reconstructed or acquired specifically for the non-exempt person, whose gross revenue derived with respect to the facilities financed by the issuance of bonds is more than 5% of the total revenue derived by all users of such facilities. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders. The foregoing is not a complete statement of all of the provisions of the Code covering the definitions of "substantial user" and "related person." For additional information, investors should consult their tax advisers before investing in these Funds.

     In addition, the receipt of exempt-interest dividends from each of the Funds affects the federal tax liability of certain foreign corporations, S corporations and insurance companies. The Code may also require shareholders that receive exempt-interest dividends to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments.

TAXABLE U.S. SHAREHOLDERS -- DISTRIBUTIONS

     For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

     Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends-received deduction for corporations. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by certain Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporation shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends-received deduction for corporations. For an individual, a capital gains dividend will generally be taxed at 10% or 20%, depending on the shareholders marginal tax rate. Capital gains dividends not described in the previous sentence will generally be taxed at the maximum rate of 28%, or at the shareholder's marginal federal tax rate, whichever is less. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Distributions from such plans, or from annuity contracts which may invest in these shares, are generally tax reported to the participant as ordinary income taxable at the participant's marginal tax rate for the year of the distribution to the participant, rather than as capital gains or losses for the year of the sale or other disposition.

TAXABLE U.S. SHAREHOLDERS -- SALES OF SHARES

     When a shareholder sells, redeems or otherwise disposes of a share in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming that an individual shareholder holds the shares as a capital asset at the time of such sale, the treatment of the gain or loss may vary, depending upon the tax holding period for the shares. The rules that individuals can use to determine the status of the gain or loss, and to net gains and losses, are complex. In general, gain is short term gain for an individual and is taxed at ordinary income rates, for federal income tax purposes, if the tax holding period is one year or less. If the tax holding period is more than one year, the gain is generally eligible for the most favorable treatment, and is taxed at either 20% or 10%, depending on the individual shareholder's marginal income tax rate. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to be the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholders' U.S. federal income tax liability.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

NON-U.S. SHAREHOLDERS

     The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case, the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by a Fund to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

     Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholders trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

     Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL

     Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                               OTHER INFORMATION

SHAREHOLDER REPORTS

     Annual Reports containing audited financial statements of the Series Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to investors.

VOTING AND OTHER RIGHTS

     The Series Company was organized under the laws of the state of Delaware as a business trust, and presently is authorized to sell 23 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes. VALIC, as the initial sole shareholder of each of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

CUSTODY OF ASSETS

     Pursuant to a Custodian Contract with the Series Company, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Series Company as custodian.

     The Custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Series Company, and performing other administrative duties, all as directed by persons authorized by the Series Company. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Series Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of the Custodian and may be entered into the book entry systems of securities depositories approved by the Board of Trustees. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Trustees, in accordance with regulations under the 1940 Act.

     The Custodian holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.

     This arrangement regarding margin deposits essentially consists of the Custodian creating a separate segregated account into which it transfers (upon the Series Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Series Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Series Company and the FCMs or brokers. The Series Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of State Street Bank until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets would not otherwise be pledged or encumbered by the FCM or broker, (3) that when requested by the Series Company the FCM or broker will cause State Street Bank to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Series Company's obligations to the FCM or broker under the terms of such agreement.

     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with the Custodian, as appropriate.

INDEX FUNDS

     The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any product or person into consideration in determining, comprising or calculating the Index(es).

     Frank Russell Company's publication of the Index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT MEANS OR LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

     The S&P 500 Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the Series Company or its participants regarding the advisability of investing in securities generally or in the S&P 500 Index Fund or the Mid Cap Index Fund particularly or the ability of the S&P 500 Index or the S&P Mid Cap 400 Index to track general stock market performance. S&P has no obligation to take the need of the Series Company or its investors into consideration in determining, composing or calculating the S&P 500 Index or S&P Mid Cap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the S&P 500 Index Fund or the Mid Cap Index Fund or the timing of the issuance or sale of such Funds or in the determination or calculation of the equation by which such Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR S&P MID CAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SERIES COMPANY FROM THE USE OF THE S&P 500 INDEX OR S&P MID CAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR S&P MID CAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF

THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             TRUSTEES AND OFFICERS

               NAME                  POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
           AND ADDRESS                WITH REGISTRANT                DURING PAST 5 YEARS
           -----------               ----------------              -----------------------
Thomas L. West, Jr.*..............  Trustee and          Chairman, Chief Executive Officer and
2929 Allen Parkway                  Chairman since 1998  Director, VALIC and American General Annuity
Houston, Texas 77019                                     Insurance Company ("AGAIC"); Director,
Date of Birth: 06/07/37                                  VAMCO. Formerly, Senior Vice
                                                         President -- Annuity Business Unit, Aetna
                                                         Life Insurance & Annuity Co.
                                                         (1987-1994).(4)(6)
Judith L. Craven..................  Trustee since 1998   Physician, Administrator; President, United
3212 Ewing St.                                           Way of the Texas Gulf Coast (1992-Present);
Houston, Texas 77004                                     Director, A.H. Belo Corporation; Director,
Date of Birth: 10/06/45                                  Sysco Corporation; Board Member, Sisters of
                                                         Charity of the Incarnate Word.(6)(7)
Timothy J. Ebner..................  Trustee since 1998   Professor, Departments of Neurosurgery and
17994 N.W. Union Street                                  Physiology, University of Minnesota (1991-
Elk River, Minnesota 55330                               Present). Formerly, Consultant, EMPI, Inc.
Date of Birth: 07/15/49                                  (1994- 1995) and Medtronic Inc.
                                                         (1997-1998).(6)(7)
Gustavo E. Gonzales, Jr...........  Trustee since 1998   Municipal Court Judge, Dallas, Texas;
8320 Coolgreen Dr.                                       Director, Downtown Dallas YMCA Board
Dallas, Texas 75228                                      (1996-Present); Director, Dallas Easter
Date of Birth: 07/27/40                                  Seals Society (1997- Present). Formerly,
                                                         Attorney in private practice
                                                         (1981-1995).(6)(7)
John A. Graf*.....................  Trustee and          President and Director, VALIC and AGAIC;
2929 Allen Parkway                  President since      Director, Boy Scouts of America. Formerly,
Houston, Texas 77019                1998                 Vice Chairman and Chief Marketing and
Date of Birth: 09/14/59                                  Administrative Officer, Western National
                                                         Corporation and Senior Vice President,
                                                         Conseco, Inc.(6)
Dr. Norman Hackerman..............  Trustee since 1998   Chairman -- Scientific Advisory Board for
5555 San Felipe                                          The Robert A. Welch Foundation
Suite 1900                                               (1983-Present); Director, Electro-source,
Houston, Texas 77056-2727                                Inc.; President Emeritus, Rice University,
Date of Birth: 03/02/12                                  Houston, Texas. Formerly, Professor
                                                         Emeritus, University of Texas, Austin, Texas
                                                         (1970-1985).(1)(2)(3)(6)(7)
Dr. John Wm. Lancaster............  Trustee since 1998   Retired. Pastor Emeritus and Director of
4624 Braeburn                                            Planned Giving, First Presbyterian Church,
Bellaire, Texas 77401                                    Houston, Texas. Formerly, Pastor, First
Date of Birth: 12/15/23                                  Presbyterian Church, Houston,
                                                         Texas.(3)(6)(7)
Ben H. Love.......................  Trustee since 1998   Retired. Formerly, Chief Executive, Boy
4407 Eaton Circle                                        Scouts of America. (1985-1993).(3)(6)(7)
Colleyville, Texas 76034
Date of Birth: 09/26/30

               NAME                  POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
           AND ADDRESS                WITH REGISTRANT                DURING PAST 5 YEARS
           -----------               ----------------              -----------------------
John E. Maupin, Jr................  Trustee since 1998   President, Meharry Medical College,
2 Morningside Ct.                                        Nashville, Tennessee; Nashville Advisory
Nashville, Tennessee 37215                               Board Member, First American National Bank
Date of Birth: 10/28/46                                  (1996-Present); Director, Monarch Dental
                                                         Corporation (1997-Present). Formerly,
                                                         Executive Vice President, Morehouse School
                                                         of Medicine, Atlanta, Georgia (1989-
                                                         1994).(6)(7)
Dr. F. Robert Paulsen.............  Trustee since 1998   Dean Emeritus and Professor Emeritus,
2801 N. Indian Ruins                                     College of Higher Education, University of
Tucson, Arizona 85715                                    Arizona, Tucson, Arizona. Formerly, Dean and
Date of Birth: 07/05/22                                  Professor, University of Connecticut,
                                                         Storrs, Connecticut and Carnegie Fellow,
                                                         University of Michigan, Ann Harbor,
                                                         Michigan.(1)(2)(3)(6)(7)
Craig R. Rodby*...................  Trustee and Vice     Vice Chairman, Chief Financial Officer and
2929 Allen Parkway                  Chairman since 1998  Director, VALIC and AGAIC. Formerly, Senior
Houston, Texas 77019                                     Vice President -- Financial Management,
Date of Birth: 07/05/49                                  ReliaStar (1994-1997) and President and
                                                         Chief Executive Officer, Northern Life
                                                         Insurance Company (1990-1994).(5)(6)
Dr. R. Miller Upton...............  Trustee since 1998   Consultant; President Emeritus, Beloit
914 Tarrant Dr.                                          College, Beloit, Wisconsin. Formerly,
Fontana, Wisconsin 53125                                 Director, Home Life Insurance Company of New
Date of Birth: 12/27/16                                  York (1961-1991) and Director, Household
                                                         International, Inc.
                                                         (1965-1989).(1)(2)(3)(6)(7)


---------------


 * Interested persons of the Series Company as defined in the 1940 Act specifically because of their capacity as officers, trustees or consultants of the Series Company, VALIC or American General Corporation.



(1) Retired Managing General Partner of Van Kampen American Capital Exchange
    Fund.



(2) Retired Trustee of Van Kampen American Capital Bond Fund, Van Kampen American Capital Income Trust, Van Kampen American Capital Convertible Securities Fund and the Common Sense Trust.



(3) Director or Trustee of American General Series Portfolio Company, a registered open-end investment company advised by VALIC, and USLIFE Income Fund, Inc., a registered closed-end investment company advised by VALIC.



(4) Director of American General Series Portfolio Company, a registered open-end investment company advised by VALIC.



(5) Director of USLIFE Income Fund, Inc., a registered closed-end investment company advised by VALIC.



(6) Trustee of American General Series Portfolio Company 3.



(7) Trustees who are not interested persons of the Series Company receive an annual retainer of $5,000. In addition, such trustees are paid per board meeting, committee meeting and telephone meeting, a fee of $500, $250 and $250, respectively, plus expenses, if any.

     Listed below are the Series Company's officers and their principal occupations. All are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019. Each officer serves until his or her successor is elected and shall qualify.

                                     POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
               NAME                   WITH REGISTRANT                DURING PAST 5 YEARS
               ----                  ----------------              -----------------------
Michael G. Atnip..................  Executive Vice       Executive Vice President of Administration
Date of Birth: 07/08/48             President since      and Information Systems and Director, VALIC
                                    1998                 and AGAIC. Formerly, Senior Vice President,
                                                         Operations Support, American General
                                                         Corporation (1994-1997); Senior Vice
                                                         President, Insurance and Administration,
                                                         American General Finance (1991-1993).
Joe. C. Osborne...................  Executive Vice       Executive Vice President of Marketing and
Date of Birth: 09/17/48             President since      Director, VALIC and AGAIC.
                                    1998
Teresa S. Moro....................  Vice President and   Trader -- VALIC. Formerly, Money Market
Date of Birth: 08/14/60             Investment Officer   Trader, VALIC (1986-1990); AIM Management
                                    since 1998           Group Inc. (1983-1986).
William Trimbur, Jr...............  Vice President and   Portfolio Manager, VALIC. Formerly, Second
Date of Birth: 06/15/51             Investment Officer   Vice President, VALIC (1985-1990);
                                    since 1998           Controller, VALIC (1985-1986); Assistant
                                                         Controller, VALIC (1982-1985) and Assistant
                                                         Treasurer, VALIC (1982-1986).
Brent C. Nelson...................  Vice President       Senior Vice President, Controller and
Date of Birth: 07/24/51             since 1998           Director, VALIC and AGAIC. Formerly, Vice
                                                         President and Controller, VALIC (1990-1994);
                                                         Controller, VALIC (1987-1990); Second Vice
                                                         President and Controller, VALIC (1986-1987);
                                                         Second Vice President -- Fund Operations,
                                                         VALIC (1985-1986); Assistant Vice
                                                         President -- Controller, Lomas Financial
                                                         Security Insurance Co. (1982-1985).
Peter V. Tuters...................  Senior Investment    Executive Vice President, American General
Date of Birth: 04/18/52             Officer since 1998   Investment Management, L.P., Vice President
                                                         and Investment Officer, VALIC and AGAIC;
                                                         Senior Vice President and Chief Investment
                                                         Officer, American General Corporation
                                                         (1993-1998).
Maruti D. More....................  Vice President --    Vice President, American General Investment
Date of Birth: 02/02/44             Investments since    Management, L.P.; Vice President,
                                    1998                 Investments, VALIC. Formerly, Managing
                                                         Director, Marketing Securities, Paul Revere
                                                         Investment Management Corporation; Senior
                                                         Portfolio Manager, Dewey Square Investors;
                                                         Investment Vice President, New York Life
                                                         Insurance Company.

                                     POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
               NAME                   WITH REGISTRANT                DURING PAST 5 YEARS
               ----                  ----------------              -----------------------
Cynthia A. Toles..................  Vice President and   Senior Vice President, General Counsel and
Date of Birth: 03/28/51             Secretary since      Secretary, VALIC and AGAIC; Secretary and
                                    1998                 Assistant Treasurer, VAMCO. Formerly, Senior
                                                         Associate General Counsel and Secretary
                                                         (1990-1998) and Vice President, Associate
                                                         General Counsel and Secretary, VALIC
                                                         (1988-1989); Second Vice President,
                                                         Associate General Counsel and Assistant
                                                         Secretary, VALIC (1986-1988); Assistant Vice
                                                         President, Assistant General Counsel and
                                                         Assistant Secretary, VALIC (1983-1986).
Nori L. Gabert....................  Vice President and   Associate General Counsel, VALIC. Formerly,
Date of Birth: 08/15/53             Assistant Secretary  Of Counsel, Winstead Sechrest & Minick P.C.
                                    since 1998           (1997); Vice President and Associate General
                                                         Counsel of Van Kampen American Capital, Inc.
                                                         (1981-1996).
Gregory R. Seward.................  Treasurer since      Vice President -- Variable Product
Date of Birth: 06/27/56             1998                 Accounting, VALIC and AGAIC. Formerly,
                                                         Director of Fund Operations and Assistant
                                                         Controller, VALIC and AGAIC; Controller,
                                                         Avanti Health Systems, Inc. (1988-1991);
                                                         Reports Manager, American Capital Asset
                                                         Management, Inc. (1986-1988); Senior
                                                         Auditor, Price Waterhouse (1982-1986).
Kathryn A. Pearce.................  Controller since     Associate Director of Fund Operations,
Date of Birth: 02/05/47             1998                 VALIC. Formerly, Supervisor -- Mutual Fund
                                                         Accounting, Van Kampen American Capital,
                                                         Inc. (1977-1996).
Earl E. Allen, Jr.................  Assistant Treasurer  Manager -- Fund Reporting, VALIC. Formerly,
Date of Birth: 03/16/60             since 1998           Senior Auditor, Texas Treasury Department;
                                                         Manager, American General Corporation;
                                                         Assistant Vice President, Texas Commerce
                                                         Bank.
Cynthia A. Gibbons................  Assistant Vice       Senior Compliance Analyst, VALIC.
Date of Birth: 12/06/67             President since
                                    1998
Jaime M. Sepulveda................  Assistant Treasurer  Director -- Variable Product Accounting and
Date of Birth: 01/09/52             since 1998           Financial Reporting, VALIC. Formerly,
                                                         Accounting Manager, Metro Networks, Inc.
                                                         (1997-1998); Controller and Investment
                                                         Officer, Port of Houston Authority
                                                         (1994-1997); Chief Financial Officer, Intile
                                                         Designs, Inc. (1993-1994).
Donna L. Hathaway.................  Assistant            Manager -- Variable Product Accounting,
Date of Birth: 09/17/64             Controller since     VALIC. Formerly, Gas Revenue Accountant,
                                    1998                 Texaco Inc.; Accounting Manager, Hewitt
                                                         Associates, LLC; Revenue Accounting Manager,
                                                         Trans Texas Gas.

     The officers conduct and supervise the daily business operations of the Series Company, while the trustees, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy.

     The Series Company has an Audit Committee. The Series Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Paulsen, Upton, and Love. The Audit Committee recommends to the Board the selection of independent auditors for the Series Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Series Company's financial statements or books of account. The Series Company does not have a standing nominating or compensation committee.

     The nine trustees of the Series Company who are not affiliated with VALIC are each paid annual trustees' fees and are reimbursed for certain out-of-pocket expenses by the Series Company.

     The trustees and officers of the Series Company and members of their families, as a group, beneficially owned less than 1% of the shares of beneficial interest of each Fund outstanding as of the commencement of operations.

COMPENSATION OF TRUSTEES AND CERTAIN OFFICERS

     The following table sets forth information regarding the estimated compensation and benefits to be earned by the Trustees for the fiscal year ending October 31, 1999.

                               COMPENSATION TABLE
                      FISCAL YEAR ENDING OCTOBER 31, 1998

                                                                PENSION OR
                                                                RETIREMENT                       TOTAL
                                                                 BENEFITS      ESTIMATED      COMPENSATION
                                               AGGREGATE        ACCRUED AS       ANNUAL           FROM
                                              COMPENSATION       PART OF        BENEFITS          FUND
                                                  FROM        SERIES COMPANY      UPON         COMPLEX(1)
         NAME OF PERSON, POSITION            SERIES COMPANY      EXPENSES      RETIREMENT   PAID TO TRUSTEES
         ------------------------            --------------   --------------   ----------   ----------------
Thomas L. West, Jr.**......................        $0               $0             $0           $     0
Judith L. Craven...........................        $0               $0             $0           $     0
Timothy J. Ebner...........................        $0               $0             $0           $     0
Gustavo E. Gonzales, Jr....................        $0               $0             $0           $     0
John A. Graf**.............................        $0               $0             $0           $     0
Dr. Norman Hackerman.......................        $0               $0             $0           $46,322
Dr. John W. Lancaster......................        $0               $0             $0           $38,322
Ben L. Love................................        $0               $0             $0           $46,322
John E. Maupin, Jr.........................        $0               $0             $0           $     0
Dr. F. Robert Paulsen......................        $0               $0             $0           $38,322
Craig R. Rodby**...........................        $0               $0             $0           $     0
Dr. R. Miller Upton........................        $0               $0             $0           $36,322

---------------

** "Interested person," as defined in the 1940 Act, specifically because of their capacity as officers, trustees or consultants of the Series Company, VALIC or American General Corporation.

(1) Includes the investment companies managed by VALIC.

                             MARKETING INFORMATION

     VALIC, and its affiliates (collectively, referred to as the "Company"), have targeted organizations in specific market sectors as the central focus of their marketing efforts for the Series Company Funds. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." This marketing concept has proven to be successful.

     The Company's growth can be attributed to targeting the following market segments: public and private, primary and secondary schools; colleges and universities, healthcare; state and local governments; and in certain states, Optional Retirement Plans.

     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Series Company Funds employ this investment strategy. The Company may compare the performance of these Series Company Funds to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.

     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan. Easy Retirement Planning includes:
(1) personal, face-to-face service from highly trained Company Retirement Planning Specialists; (2) informative retirement-investment education programs, seminars and materials; (3) specialized computer-aided services for retirement planning and developing asset allocation strategies; (4) a wide selection of innovative, market-responsive investment options; (5) advanced and efficient administration of retirement accounts; and (6) a financially strong and stable Company with which to do business.

     From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are that the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient and selecting the suitable mix of asset classes is more important when creating a long-term investment portfolio. Modern Portfolio Theory allows an investor to determine an "efficient" or "optimized" portfolio that has historically provided a higher return with the same risk or the same return with lower risk.

     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Laffer-Cantos, Inc., VARDS Report, Wilson Associates, Morningstar, Inc. and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the healthcare segment. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital.

     The Company, in its marketing efforts, may also refer to the following investment advisers referenced in the Prospectus and this Statement of Additional Information: American General Investment Management, L.P., Bankers Trust Company, Capital Guardian Trust Company, Jacobs Asset Management, State Street Bank and Trust Company/State Street Global Advisors, Goldman Sachs Asset Management, Neuberger&Berman Management, Inc., Fiduciary Management Associates, Inc. and J.P. Morgan Investment Management, Inc.

     The Company may, from time to time, refer in advertisements or sales materials to certain milestones which are intended to emphasize the Company's growth and development in assets, groups and various market segments. Additionally the Company may refer from time to time in advertisements or sales materials to marketing strategies it utilizes to promote the Company's business objectives. Further, the Company may refer from time to time in advertisements or sales materials to certain value-added services it provides to its investors.

     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by investors to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.

     The Company may from time to time compare the performance of the Series Company Funds to the performance of certain market indices. These market indices are described in the "Performance and Yield Information" Section of this Statement of Additional Information.

     The Series Company Funds may, from time to time, be referred to as the American General Fund Group or the AG Funds.

                       ENDORSEMENTS AND PUBLISHED RATINGS

     From time to time, in advertisements or in reports to shareholders, the Company or the Series Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Series Company. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

     The Company or the Series Company may from time to time, refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies (CDA/Wiesenberger) when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States. Additionally, the Company may compare the performance of the Series Company Funds to categories published by Lipper and Morningstar.

     Finally the Company will utilize as a comparative measure for the performance of the Series Company Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

                              FINANCIAL STATEMENTS

     The financial statements of the Series Company for October 7, 1998, and the report of independent auditors for such date are included herein.

                            STATEMENT OF NET ASSETS

                            AMERICAN GENERAL SERIES
                              PORTFOLIO COMPANY 2

                                OCTOBER 7, 1998

                  American General Series Portfolio Company 2

                            Statement of Net Assets


                                 October 7, 1998





                                    CONTENTS

Report of Independent Auditors................................................1

Statement of Net Assets.......................................................2

Notes to Statement of Net Assets..............................................3

                         Report of Independent Auditors

To the Shareholder and Board of Trustees of American General Series Portfolio Company 2

We have audited the accompanying statement of net assets of S&P 500 Index Fund, Mid Cap Index Fund, Small Cap Index Fund, International Growth Fund, International Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Large Cap Value Fund, Socially Responsible Fund, Balanced Fund, Domestic Bond Fund, Money Market Fund, Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, Strategic Bond Fund, High Yield Bond Fund, Municipal Bond Fund, Municipal Money Market Fund (such "Funds" comprising the American General Series Portfolio Company 2) as of October 7, 1998. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company 2 at October 7, 1998, in conformity with generally accepted accounting principles.

                                                          /s/ ERNST & YOUNG LLP
                                                              ERNST & YOUNG LLP


Houston, Texas
October 10, 1998

                  American General Series Portfolio Company 2

                            Statement of Net Assets


                                October 7, 1998


                                                                                           NET ASSET
                                                                 NET       NUMBER OF       VALUE PER*
                  PORTFOLIO                         CASH       ASSETS*      SHARES*          SHARES
-----------------------------------------------------------------------------------------------------------------

American General S&P 500 Index Fund             $  5,000      $  5,000        500           $  10
American General Mid Cap Index Fund                5,000         5,000        500              10
American General Small Cap Index Fund              5,000         5,000        500              10
American General International Growth Fund         3,650         3,650        365              10
American General International Value Fund          3,600         3,600        360              10
American General Small Cap Growth Fund             3,900         3,900        390              10
American General Small Cap Value Fund              3,850         3,850        385              10
American General Mid Cap Growth Fund               4,050         4,050        405              10
American General Mid Cap Value Fund                3,950         3,950        395              10
American General Large Cap Growth Fund             2,850         2,850        285              10
American General Large Cap Value Fund              2,900         2,900        290              10
American General Socially Responsible Fund         5,000         5,000        500              10
American General Balanced Fund                     5,000         5,000        500              10
American General Domestic Bond Fund                1,250         1,250        125              10
American General Money Market Fund                 5,000         5,000      5,000               1
American General Growth Lifestyle Fund             5,000         5,000        500              10
American General Moderate Growth
   Lifestyle Fund                                  5,000         5,000        500              10
American General Conservative Growth
   Lifestyle Fund                                  5,000         5,000        500              10
American General Core Bond Fund                    5,000         5,000        500              10
American General Strategic Bond Fund               5,000         5,000        500              10
American General High Yield Bond Fund              5,000         5,000        500              10
American General Municipal Bond Fund               5,000         5,000        500              10
American General Municipal Money
   Market Fund                                     5,000         5,000      5,000               1
                                                -----------    ----------
                                                $100,000      $100,000
                                                ===========   ===========

* Applicable to shares of beneficial interests issued and outstanding (Class A, Class B, Class I, and Class II), $.01 par value, per share, unlimited shares authorized. See note 4.

See accompanying notes.

                  American General Series Portfolio Company 2

                  Notes to Statement of Net Assets


                                 October 7, 1998


1. ORGANIZATION

American General Series Portfolio Company 2 (the "Series") was organized as a Delaware business trust on March 16, 1998 by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Series consists of 23 separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually referred to as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest. Eighteen of the portfolios are comprised of four classes of shares Class A, Class B, Institutional Class I ("Class I"), and Institutional Class II ("Class II"). The remaining five portfolios offer two classes of shares - Class A and Class B. Class A and Class B shares of the funds are available to investors through VALIC Investment Services Company (the "Distributor"), an affiliate of VALIC. Class I and Class II shares of the funds are available to investors through an employer retirement plan purchased through the Distributor.

         American General S&P 500 Index Fund ("S&P 500 Index Fund")

         American General Mid Cap Index Fund ("Mid Cap Index Fund")

         American General Small Cap Index Fund ("Small Cap Index Fund")

         American General International Growth Fund ("International Growth
         Fund")

         American General International Value Fund ("International Value Fund")

         American General Small Cap Growth Fund ("Small Cap Growth Fund")

         American General Small Cap Value Fund ("Small Cap Value Fund")

         American General Mid Cap Growth Fund ("Mid Cap Growth Fund")

         American General Mid Cap Value Fund ("Mid Cap Value Fund")

         American General Large Cap Growth Fund ("Large Cap Growth Fund")

         American General Large Cap Value Fund ("Large Cap Value Fund")

                  American General Series Portfolio Company 2

1. ORGANIZATION (CONTINUED)

         American General Socially Responsible Fund ("Socially Responsible
         Fund")

         American General Balanced Fund ("Balanced Fund")

         American General Domestic Bond Fund ("Domestic Bond Fund")

         American General Money Market Fund ("Money Market Fund")

         American General Growth Lifestyle Fund ("Growth Lifestyle Fund") - Growth through investments in Series Funds

         American General Moderate Growth Lifestyle Fund ("Moderate Growth Lifestyle Fund") - Growth and current income through investments in Series Funds

         American General Conservative Growth Lifestyle Fund ("Conservative Growth Lifestyle Fund") Current income and a low to moderate level of growth through investments in Series Funds

         American General Core Bond Fund ("Core Bond Fund")

         American General Strategic Bond Fund ("Strategic Bond Fund")

         American General High Yield Bond Fund ("High Yield Bond Fund")

         American General Municipal Bond Fund ("Municipal Bond Fund")

         American General Municipal Money Market Fund ("Municipal Money Market Fund")

The Lifestyle Funds have allocated the Fund's assets among the International Value Fund, International Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Growth Fund, Large Cap Value Fund, and Domestic Bond Fund based on percentages determined by VALIC, subject to supervision of the Board of Trustees.

                  American General Series Portfolio Company 2

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP").

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Series and subject to the authority of the Series' Board of Trustees, VALIC (the "Adviser") serves as the Series' investment adviser and conducts the business and affairs of the Series. Additionally, VALIC has engaged investment Sub-advisers to provide investment sub-advisory services for each Fund other than the Socially Responsible Fund, Money Market Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and Growth Lifestyle Fund, subject to VALIC's control, direction, and supervision. On October 7, 1998, the Adviser entered into a sub-advisory agreement with the following Sub-advisers:

         American General Investment Management, L.P. ("AGIM") - AGIM is the Sub-adviser for the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, the Municipal Bond Fund, and the Municipal Money Market Fund.

         Bankers Trust Company ("Bankers Trust") - Bankers Trust is the Sub-adviser for the S&P 500 Index Fund, the Mid Cap Index Fund, and the Small Cap Index Fund and is one of two Sub-advisers for the Small Cap Value Fund.

         Brown Capital Management, Inc. ("Brown Capital Management") - Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund.

         Capital Guardian Trust Company ("Capital Guardian") - Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund, and the Domestic Bond Fund.

         Fiduciary Management Associates, Inc. ("FMA") - FMA is one of two Sub-advisers for the Small Cap Value Fund.

         Goldman Sachs Asset Management ("GSAM") - GSAM is the Sub-adviser for the Large Cap Growth Fund.

         J.P. Morgan Investment Management Inc. ("JP Morgan") - JP Morgan is the Sub-adviser for the Small Cap Growth Fund.

                  American General Series Portfolio Company 2

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

         Jacobs Asset Management - Jacobs Asset Management is the Sub-adviser for the International Growth Fund.

         Neuberger & Berman Management, Inc. ("N&B Management") - N&B Management is the Sub-adviser for the Mid Cap Value Fund.

         State Street Global Advisors ("State Street Global Advisors") - State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund.

Sub-advisers are compensated for such services by the Adviser.

                  American General Series Portfolio Company 2

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

                                                  CLASS A AND CLASS B
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund       0.27% on the first $500 million              Balanced Fund          0.80% on the first $25 million
                         0.26% on assets more than $500 million                              0.65% on the next $25 million
                                                                                             0.45% on assets more than $50
                                                                                               million

Mid Cap Index Fund       0.28% on the first $500 million              High Yield Bond Fund   0.70% on the first $200 million
                         0.27% on assets more than $500 million                              0.60% on the next $300 million
                                                                                             0.55% on assets more than $500
                                                                                               million

Small Cap Index Fund     0.28% on the first $500 million              Strategic Bond Fund    0.60% on the first $200 million
                         0.27% on assets more than $500 million                              0.50% on the next $300 million
                                                                                             0.45% on assets more than $500
                                                                                               million

International Growth     0.90% on the first $100 million              Domestic Bond Fund     0.60% on the first $50 million
Fund                     0.80% on assets more than $100 million                              0.45% on the next $50 million
                                                                                             0.43% on the next $200 million
                                                                                             0.40% on assets more than $300
                                                                                               million

Large Cap Growth Fund    0.55%                                        Core Bond Fund         0.50% on the first $200 million
                                                                                             0.45% on the next $300 million
                                                                                             0.40% on assets more than $500
                                                                                               million

Mid Cap Growth Fund      0.65% on the first $25 million               Municipal Bond Fund    0.50% on the first $200 million
                         0.55% on the next $25 million                                       0.45% on the next $300 million
                         0.45% on assets more than $50 million                               0.40% on assets more than $500
                                                                                               million

Small Cap Growth Fund    0.85%                                        Money Market Fund      0.25%

International Value      1.00% on the first $25 million               Municipal Money Fund   0.50% on the first $200 million
                         0.85% on the next $25 million                    Market Fund        0.45% on the next $300 million
                         0.675% on the next $200 million                                     0.40% on assets more than $500
                         0.625% on assets more than $250 million                               million


Large Cap Value Fund     0.50%                                        Conservative Growth
                                                                         Lifestyle Fund      0.10%

Mid Cap Value Fund       0.75% on the first $100 million              Moderate Growth
                         0.725% on the next $150 million               Lifestyle Fund        0.10%
                         0.70% on the next $250 million
                         0.675% on the next $250 million
                         0.65% on assets more than $750 million

Small Cap Value Fund     0.75% on the first $50 million               Growth Lifestyle Fund  0.10%
                         0.65% on assets more than $50 million

Socially Responsible     0.25%
Fund


                                             CLASS I AND CLASS II
----------------------------------------------------------------------------------------------------------------------------------

International Growth Fund     0.90% on the first $100 million         Balanced Fund            0.80% on the first $25 million
                              0.80% on assets more than $100 million                           0.65% on the next $25 million
                                                                                               0.45% on assets more than $50
                                                                                                    million

Large Cap Growth Fund         0.55%                                   High Yield Bond Fund     0.70% on the first $200 million
                                                                                               0.60% on the next $300 million
                                                                                               0.55% on assets more than $500
                                                                                                    million

Mid Cap Growth Fund           0.65% on the first $25 million          Strategic Bond Fund      0.60% on the first $200 million
                              0.55% on the next $25 million                                    0.50% on the next $300 million
                              0.45% on assets more than $50 million                            0.45% on assets more than $500
                                                                                                    million

Small Cap Growth Fund         0.85%                                   Domestic Bond Fund       0.60% on the first $50 million
                                                                                               0.45% on the next $50 million
                                                                                               0.43% on the next $200 million
                                                                                               0.40% on assets more than $300
                                                                                                    million

International Value Fund      1.00% on the first $25 million          Core Bond Fund           0.50% on the first $200 million
                              0.85% on the next $25 million                                    0.45% on the next $300 million
                              0.675% on the next $200 million                                  0.40% on assets more than $500
                              0.625% on assets more than $250                                       million
                                   million

Large Cap Value Fund          0.50%                                   Money Market Fund        0.25%

Mid Cap Value Fund            0.75% on the first $100 million         Conservative
                              0.725% on the next $150 million         Growth Lifestyle         0.10%
                              0.70% on the next $250 million                Fund
                              0.675% on the next $250 million
                              0.65% on the assets more than $750
                                   million

Small Cap Value Fund          0.75% on the first $50 million          Moderate Growth
                              0.65% on the assets more than $50       Lifestyle Fund           0.10%
                                 million

Socially Responsible Fund     0.25%                                   Growth Lifestyle Fund    0.10%


Advisory fees will not be assessed until the commencement of investment operations.

                  American General Series Portfolio Company 2

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Adviser has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds, during the first fiscal year. The Adviser may withdraw this voluntary undertaking at any time. The table below reflects total operating expenses by Fund, as voluntarily limited by the Adviser, shown as a percentage of net assets:


                                           CLASS A*         CLASS B*         CLASS I*          CLASS II
                                    -----------------------------------------------------------------------
S&P 500 Index Fund                          .82%            1.57%              N/A               N/A
Mid Cap Index Fund                          .83%            1.58%              N/A               N/A
Small Cap Index Fund                        .83%            1.58%              N/A               N/A
International Growth Fund                  1.40%            2.15%             1.28%            1.03%
Large Cap Growth Fund                      1.10%            1.85%             0.98%            0.73%
Mid Cap Growth Fund                        1.04%            1.79%             0.92%            0.67%
Small Cap Growth Fund                      1.40%            2.15%             1.28%            1.03%
International Value Fund                   1.29%            2.04%             1.17%            0.92%
Large Cap Value Fund                       1.05%            1.80%             0.93%            0.68%
Mid Cap Value Fund                         1.29%            2.04%             1.17%            0.92%
Small Cap Value Fund                       1.23%            1.98%             1.11%            0.86%
Socially Responsible Fund                   .80%            1.55%             0.68%            0.43%
Balanced Fund                              1.07%            1.82%             0.95%            0.70%
High Yield Bond Fund                       1.25%            2.00%             1.13%            0.88%
Strategic Bond Fund                        1.15%            1.90%             1.03%            0.78%
Domestic Bond Fund                         1.03%            1.78%             0.91%            0.66%
Core Bond Fund                             1.05%            1.80%             0.93%            0.68%
Municipal Bond Fund                        1.05%            1.80%              N/A               N/A
Money Market Fund                           .80%            1.55%             0.68%            0.43%
Municipal Money Market Fund
                                           1.05%            1.80%              N/A               N/A

* Includes a Rule 12b-1 fee for Class A shares, Class B shares, and Class I shares of .25%, 1.00%, and .25% of average daily net assets, respectively.

                  American General Series Portfolio Company 2

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Pursuant to an accounting services agreement with the Series, VALIC serves as the accounting services agent to the Series and will provide certain accounting and administrative services to the Series. For its services, VALIC will receive an annual fee of 0.03% of average daily net assets.

Certain officers of VALIC are also officers and/or trustees of the Fund.

The initial seed money for the Series was funded by VALIC. VALIC owns 100% of the outstanding shares of the Funds of the Series.

Certain start-up costs were incurred in connection with the organization of the Series. These costs were paid by VALIC on behalf of the Series.

4. NET ASSETS

Each Fund offers four classes of shares - Class A, Class B, Class I, and Class II, except for the S&P 500 Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Municipal Bond Fund, and Municipal Money Market Fund, which offer two classes of shares - Class A and Class B. Each class of share has an initial net asset value of $10 per share, except for the Money Market Fund and the Municipal Money Market Fund, which each have an initial net asset value of $1 per share.

The Class A shares impose a sales charge at the time of purchase, the Class B shares impose a sales charge at the time of redemption on a contingent deferred basis, and the Class I and Class II shares do not impose a sales charge. For the Class B shares, the contingent deferred sales charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed. The percentage is initially 5% for the first year, and decreases 1% each year until the sixth year.

Each class of shares represents an interest in the same assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. Class B shares automatically convert to Class A shares six years after purchase, subject to certain conditions.

The seed money for each Fund has been allocated to each class of shares on a pro rata basis, dependent on the number of classes of shares for the Fund.

                                  [VALIC LOGO]

                                 PRINTED MATTER
                    PRINTED IN U.S.A.  VA 10856-1  REV 11/98
         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2



                           PART C.  OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.



(a)  Financial Statements Included in the Statement of Additional Information:



         Financial Statements



         Notes to Financial Statements



         Report of Independent Auditors



(b)  Exhibits

     1.  (a)  (1.) Agreement and Declaration of Trust(1)
              (2.) Amendment to Agreement and Declaration of Trust

         (b)  Certificate of Designation For:
                 (1) American General Core Bond Fund
                 (2) American General High Yield Bond Fund
                 (3) American General Strategic Bond Fund
                 (4) American General Municipal Bond Fund
                 (5) American General Municipal Money Market Fund

         (c)  Amended and Restated Certificate of Designation For:
                 (1) American General International Growth Fund
                 (2) American General Large Cap Growth
                 (3) American General Mid Cap Growth Fund
                 (4) American General Small Cap Growth Fund
                 (5) American General International Value Fund
                 (6) American General Large Cap Value Fund
                 (7) American General Mid Cap Value Fund
                 (8) American General Small Cap Value Fund
                 (9) American General Socially Responsible Fund
                 (10) American General Balanced Fund
                 (11) American General Domestic Bond Fund
                 (12) American General Money Market Fund
                 (13) American General Growth Lifestyle Fund
                 (14) American General Moderate Growth Lifestyle Fund
                 (15) American General Conservative Growth Lifestyle Fund
                 (16) American General S&P 500 Index Fund
                 (17) American General Mid Cap Index Fund
                 (18) American General Small Cap Index Fund
                 (19) Form of Amended and Restated Certificate of Designation for
                 American General Municipal Bond Fund
                 (20) Form of Amended and Restated Certificate of Designation for
                 American General Municipal Money Market Fund

         (d)  Certificate of Termination For:
                 (1) American General S&P 500 Index Fund
                 (2) American General Mid Cap Index Fund
                 (3) American General Small Cap Index Fund
                 (4) Form of Certificate of Termination for American General
                 Municipal Bond Fund
                 (5) Form of Certificate of Termination for American General
                 Municipal Money Market Fund

     2.  Bylaws(1)

     3.  Not Applicable

     4.  Not Applicable

     5.  (a) Form of Investment Advisory Agreement between the Registrant and The
         Variable Annuity Life Insurance Company ("VALIC")
         (b) Form of Investment Sub-Advisory Agreements between VALIC and each
         Sub-Adviser on behalf of the following Funds:
                 (1) American General International Growth Fund
                 (2) American General Large Cap Growth
                 (3) American General Mid Cap Growth Fund
                 (4) American General Small Cap Growth Fund
                 (5) American General International Value Fund, American General
                 Balanced Fund and American General Domestic Bond Fund
                 (6) American General Large Cap Value Fund
                 (7) American General Mid Cap Value Fund
                 (8) American General Small Cap Value Fund
                 (9) American General High Yield Bond Fund, American General
                 Strategic Bond Fund, American General Core Bond Fund, American
                     General Municipal Bond Fund and American General Municipal Money
                     Market Fund
                 (10) American General S&P 500 Index Fund, American General Mid Cap
                 Index Fund, American General Small Cap Index Fund and American
                      General Small Cap Value Fund.

     6.  Form of Distribution and Service Agreement between the Registrant and VALIC
         Investment Services Company ("VISCO")

     7.  Not Applicable

     8.  (a) Form of Custodian Contract between Registrant and State Street Bank and
         Trust Company
         (b) Form of Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company

     9.  (a) Form of Transfer Agency and Services Agreement between Registrant and
         National Financial Data Services, Inc.
         (b) Form of Data Access Services Agreement between Registrant and State
         Street Bank and Trust Company
         (c) Form of Accounting Services Agreement between Registrant and The
         Variable Annuity Life Insurance Company
         (d) Form of Administrative Service Agreement among Registrant, VISCO and
         VALIC
         (e) State Filing Services Agreement

      10.  Opinion and Consent of Counsel

      11.  Consent of Independent Auditors

      12.  Not Applicable

      13.  Subscription Agreements

      14.  Not Applicable

      15.  Rule 12b-1 Distribution and Service Plan

      16.  Not Applicable

      17.  Not Applicable

      18.  Multi-Class Plan

      19.  (a) Powers of Attorney for Messrs. West, Rodby, Graf, Hackman, Lancaster, Paulsen, Upton and Love.(1)

           (b) Powers of Attorney for Messrs. Ebner, Gonzales and Maupin and Ms. Craven

      27.  Financial Data Schedules


---------------


1 Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on July 13, 1998 (File No. 333-58979).



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.



     No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is, or will be, owned by The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurance corporation.



ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.



     As of October 7, 1998:



                                                                   (2)
                            (1)                                 NUMBER OF
                       TITLE OF CLASS                         RECORD HOLDERS
                       --------------                         --------------
American General S&P 500 Index Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Mid Cap Index Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Small Cap Index Fund
  Shares of beneficial interest, $0.01 par value                  1
American General High Yield Bond Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Strategic Bond Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Core Bond Fund
  Shares of beneficial interest, $0.01 par value                  1
American General International Growth Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Large Cap Growth
  Shares of beneficial interest, $0.01 par value                  1
American General Mid Cap Growth Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Small Cap Growth Fund
  Shares of beneficial interest, $0.01 par value                  1

                                                                   (2)
                            (1)                                 NUMBER OF
                       TITLE OF CLASS                         RECORD HOLDERS
                       --------------                         --------------
American General International Value Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Large Cap Value Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Mid Cap Value Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Small Cap Value Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Socially Responsible Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Balanced Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Domestic Bond Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Municipal Bond Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Money Market Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Municipal Money Market Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Growth Lifestyle Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Moderate Growth Lifestyle Fund
  Shares of beneficial interest, $0.01 par value                  1
American General Conservative Growth Lifestyle Fund
  Shares of beneficial interest, $0.01 par value                  1

ITEM 27.  INDEMNIFICATION

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.

     Article 8; Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense of disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.



     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER



     See "About the Series Company Management" in Part A and "Investment Adviser" and "Investment Sub-Advisers" in the Statement of Additional Information regarding the businesses of VALIC.



     Set out below is a list of each director and officer of VALIC indicating each other business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of VALIC is 2929 Allen Parkway, Houston, Texas 77019. See also the information set out under the caption "Trustees and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable. Companies, other than VALIC, identified in the list below are VALIC Investment Services Company ("VISCO"), American General Annuity Insurance Company ("AGAIC") and American General Corporation ("AG Corporation").



               NAME                    COMPANY                          TITLE
               ----                    -------                          -----
Robert M. Devlin..................  VALIC, AGAIC    Director
                                    AG              Director, Chairman and Chief Executive
                                    Corporation       Officer
Jon P. Newton.....................  VALIC, AGAIC    Director and Senior Chairman of the Board
                                    AG              Director and Vice Chairman of the Board
                                    Corporation
Thomas L. West, Jr................  VALIC, AGAIC    Director, Chairman and Chief Executive
                                                    Officer
James S. D'Agostino, Jr...........  VALIC, AGAIC    Director and Vice Chairman of the Board
                                    AG              Director and President
                                    Corporation
John A. Graf......................  VALIC, AGAIC    Director and President
Craig R. Rodby....................  VALIC, AGAIC    Director, Vice Chairman and Chief Financial
                                                      Officer
Bruce R. Abrams...................  VALIC, AGAIC    Director and Executive Vice
                                                    President -- Marketing
John E. Arant.....................  VALIC, AGAIC    Executive Vice President -- Sales
                                    VISCO           Director, Chairman and President
Michael G. Atnip..................  VALIC, AGAIC    Director and Executive Vice President --
                                                      Administration and Information Systems
Joe C. Osborne....................  VALIC, AGAIC    Director and Executive Vice
                                                    President -- Marketing
Dwight L. Cramer II...............  VALIC, AGAIC    Senior Vice President -- Specialty Markets
Patrick E. Grady..................  VALIC, AGAIC    Director, Senior Vice President and Treasurer

               NAME                    COMPANY                          TITLE
               ----                    -------                          -----
Stephen G. Kellison...............  VALIC, AGAIC    Senior Vice President and Chief Actuary
Brent C. Nelson...................  VALIC, AGAIC    Director, Senior Vice President and
                                                    Controller
                                    VISCO           Senior Vice President
Charles D. Robinson...............  VALIC, AGAIC    Senior Vice President -- Institutional
                                                    Marketing
Donald L. Sharps..................  VALIC, AGAIC    Senior Vice President -- Systems
Cynthia A. Toles..................  VALIC, AGAIC    Senior Vice President, General Counsel and
                                                      Secretary
                                    VISCO           Vice President and Secretary
Dan W. Arnold.....................  VALIC, AGAIC    Vice President -- Customer Care Center
James D. Bonsall..................  VALIC, AGAIC    Vice President -- Financial Reporting
Harry N. Bragg....................  VALIC, AGAIC    Vice President -- Strategic Systems
Gregory S. Broer..................  VALIC, AGAIC    Vice President -- Actuarial
Richard A. Combs..................  VALIC, AGAIC    Vice President -- Actuarial
J. David Crank....................  VALIC, AGAIC    Vice President -- Group Services
Neil J. Davidson..................  VALIC, AGAIC    Vice President -- Actuarial
David H. denBoer..................  VALIC, AGAIC    Vice President -- Compliance
Stephen R. Duff...................  VALIC, AGAIC    Vice President -- Financial Institution
                                                    Acquisitions
Daniel Fritz......................  VALIC, AGAIC    Vice President -- Actuarial
Sharla A. Jackson.................  VALIC, AGAIC    Vice President -- Operations and Customer
                                                    Service
Jeff S. Johnson...................  VALIC, AGAIC    Vice President -- Marketing Communications
Kent W. Lamb......................  VALIC, AGAIC    Vice President -- Financial Reporting
Richard Lindsay...................  VALIC, AGAIC    Vice President -- Personal Retirement
                                                    Services
James J. Michel...................  VALIC, AGAIC    Vice President -- Insurance Accounting and
                                                      Assistant Secretary
Stephen J. Poston.................  VALIC, AGAIC    Vice President -- National Sales Manager
Steven D. Rubinstein..............  VALIC, AGAIC    Vice President -- Financial Planning and
                                                    Reporting
Phillip W. Schraub................  VALIC, AGAIC    Vice President -- Houston Administration
Richard W. Scott..................  VALIC, AGAIC    Director, Vice President and Chief Investment
                                                      Officer
                                    AG              Executive Vice President and Chief Investment
                                    Corporation       Officer
Gary N. See.......................  VALIC, AGAIC    Vice President -- Actuarial
Gregory R. Seward.................  VALIC, AGAIC    Vice President -- Variable Product Accounting
                                    VISCO           Director and Treasurer
Conway R. Shaw....................  VALIC, AGAIC    Vice President -- Group Marketing
Norman A. Skinrood, Jr. ..........  VALIC, AGAIC    Vice President -- Group Plan Administration
Paula F. Snyder...................  VALIC, AGAIC    Vice President -- Marketing Services
Robert E. Steele..................  VALIC, AGAIC    Vice President -- Structured Settlements
Kenneth R. Story..................  VALIC, AGAIC    Vice President -- Amarillo Systems
Terry L. Swenson..................  VALIC, AGAIC    Vice President -- Variable Products
Peter V. Tuters...................  VALIC, AGAIC    Vice President and Investment Officer
                                    AG              Senior Vice President -- Investments
                                    Corporation
William C. Vetterling.............  VALIC, AGAIC    Vice President -- Marketing Administration

               NAME                    COMPANY                          TITLE
               ----                    -------                          -----
Garry B. Watts....................  VALIC, AGAIC    Vice President -- Independent Agents/Brokers
William A. Wilson.................  VALIC, AGAIC    Vice President -- Government Affairs
Jane E. Bates.....................  VALIC           Chief Compliance Officer
Roger E. Hahn.....................  VALIC, AGAIC    Investment Officer
C. Scott Inglis...................  VALIC, AGAIC    Investment Officer
Julia S. Tucker...................  VALIC, AGAIC    Investment Officer
                                    AG              Senior Vice President -- Investments
                                    Corporation
Rembert R. Owen, Jr...............  VALIC, AGAIC    Real Estate Investment Officer and Assistant
                                                      Secretary
D. Lynne Walters..................  VALIC, AGAIC,   Tax Officer
                                    VISCO
                                    AG              Vice President -- Taxes
                                    Corporation
W. Joan Farmer....................  VALIC, AGAIC    Assistant Secretary
Cheryl G. Hemley..................  VALIC, AGAIC,   Assistant Secretary
                                    VISCO
Susan A. Jacobs...................  VALIC, AGAIC    Assistant Secretary
Christine W. McGinnis.............  VALIC, AGAIC    Assistant Secretary
Patricia W. Neighbors.............  VALIC, AGAIC    Assistant Secretary
Daniel R. Cricks..................  VALIC, AGAIC,   Assistant Tax Officer
                                    VISCO
James L. Gleaves..................  VALIC, AGAIC,   Assistant Treasurer
                                    VISCO
                                    AG              Vice President and Treasurer
                                    Corporation
Kristy L. McWilliams..............  VALIC, AGAIC    Assistant Treasurer
William H. Murray.................  VALIC, AGAIC    Assistant Treasurer
Tara S. Rock......................  VALIC, AGAIC    Assistant Treasurer
Carolyn Roller....................  VALIC, AGAIC    Assistant Treasurer
Barbara G. Trygstad...............  VALIC, AGAIC,   Assistant Treasurer
                                    VISCO
Marylyn S. Zlotnick...............  VALIC, AGAIC,   Assistant Controller
                                    VISCO
Leslie K. Bates...................  VALIC, AGAIC    Administrative Officer
Mary C. Birmingham................  VALIC, AGAIC    Administrative Officer
Donald L. Davis...................  VALIC, AGAIC    Administrative Officer
Robert A. Demchak.................  VALIC, AGAIC    Administrative Officer
Ruby K. Donelson..................  VALIC, AGAIC    Administrative Officer
David E. Green....................  VALIC, AGAIC    Administrative Officer
Ted D. Hennis.....................  VALIC, AGAIC    Administrative Officer
William L. Hinkle.................  VALIC, AGAIC    Administrative Officer
Joan M. Keller....................  VALIC, AGAIC    Administrative Officer
William R. Keller, Jr.............  VALIC, AGAIC    Administrative Officer
Fred M. Lowery....................  VALIC, AGAIC    Administrative Officer
James F. McCulloch................  VALIC, AGAIC    Administrative Officer

               NAME                    COMPANY                          TITLE
               ----                    -------                          -----
Robert M. Mason...................  VALIC, AGAIC    Administrative Officer
Michael E. Mead...................  VALIC, AGAIC               Administrative Officer
Connie E. Pritchett...............  VALIC, AGAIC               Administrative Officer
Elliott L. Shifman................  VALIC, AGAIC               Administrative Officer
Nancy K. Shumbera.................  VALIC, AGAIC               Administrative Officer
Kathryn T. Smith..................  VALIC, AGAIC               Administrative Officer
John M. Stanton...................  VALIC, AGAIC               Administrative Officer
James P. Steele...................  VALIC, AGAIC               Administrative Officer



ITEM 29.  PRINCIPAL UNDERWRITERS.



     (a) VISCO acts as exclusive distributor and principal underwriter of the Registrant.



     (b) The following information is furnished with respect to each officer and director of VISCO.



       NAME AND PRINCIPAL              POSITIONS AND OFFICES             POSITIONS AND OFFICES
        BUSINESS ADDRESS                     WITH VISCO                   WITH THE REGISTRANT
       ------------------              ---------------------             ---------------------
John E. Arant(*)................  Director, Chairman and President    --
Cynthia A. Toles(*).............  Director and Secretary              Vice President and Secretary
Gregory R. Seward(*)............  Director and Treasurer              Treasurer
Brent C. Nelson(*)..............  Senior Vice President               Vice President
D. Lynne Walters(*).............  Tax Officer                         --
V. Keith Roberts(*).............  Compliance Officer                  --
Cheryl G. Hemley(*).............  Assistant Secretary                 --
Daniel R. Cricks(*).............  Assistant Tax Officer               --
James D. Bonsall(*).............  Assistant Treasurer                 --
James L. Gleaves(*).............  Assistant Treasurer                 --
Steven D. Rubinstein(*).........  Assistant Treasurer                 --
Barbara G. Trygstad(*)..........  Assistant Treasurer                 --
Marylyn S. Zlotnick(*)..........  Assistant Treasurer                 --


---------------


(*) 2929 Allen Parkway, Houston, Texas 77019



     (c) Not Applicable



ITEM 30.  LOCATION OF BOOKS AND RECORDS.



     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:



         THE ADVISER:



        The Variable Annuity Life Insurance Company


         2929 Allen Parkway


         Houston, Texas 77019



         THE PRINCIPAL UNDERWRITER:



        VALIC Investment Services Company


         2929 Allen Parkway


         Houston, Texas 77019

         THE CUSTODIAN:



         The State Street Bank and Trust Company


         225 Franklin Street


         Boston, Massachusetts 02110



         INVESTMENT SUB-ADVISERS:



         American General Investment Management, L.P.


         2929 Allen Parkway


         Houston, Texas 77019



         Bankers Trust Company


         One Bankers Trust Plaza


         130 Liberty Street, 36th Floor


         New York, New York 10006



         Brown Capital Management


         809 Cathedral Street


         Baltimore, Maryland 21201



         Capital Guardian Trust Company


         11100 Santa Monica Boulevard


         Los Angeles, California 90025



         Fiduciary Management Associates, Inc.


         211 Congress Street


         Boston, Massachusetts 02110



         Goldman, Sachs & Co.


         85 Broad Street


         New York, New York 10004



         Jacobs Asset Management, Inc.


         211 Congress Street


         Boston, Massachusetts 02110



         JP Morgan Investment Management Inc.


         522 Fifth Avenue


         New York, New York 10036



         Neuberger&Berman Management Inc.


         605 Third Avenue


         New York, New York 10158



         State Street Bank and Trust Company


         225 Franklin Street


         Boston, Massachusetts 02110



ITEM 31.  MANAGEMENT SERVICES.



     There is no management-related service contract not discussed in Parts A or B of this Form N-1A.



ITEM 32.  UNDERTAKINGS.



     Not Applicable.

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Series Portfolio Company 2 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 14th day of October, 1998.



                                             AMERICAN GENERAL SERIES
                                              PORTFOLIO COMPANY 2


                                             By: /s/ THOMAS L. WEST, JR.
                                                 ------------------------
                                                 Thomas L. West, Jr.
                                                 Chairman of the Board of
                                                 Trustees

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signature                                   Title                                       Date
---------                                   -----                                       ----

/s/ THOMAS L. WEST JR.
-----------------------                     Chairman of the Board of                      October 14  , 1998
Thomas L. West, Jr.                         Trustees                                    --------------

**
-----------------------                     Vice Chairman of the Board                                , 1998
Craig R. Rodby                              of Trustees                                 --------------

**
-----------------------                     Trustee and President                                     , 1998
John A. Graf                                                                            --------------

/s/ GREGORY R. SEWARD
-----------------------                     Treasurer                                     October 14  , 1998
Gregory R. Seward                                                                       --------------

*                                                                                                     , 1998
-----------------------                     Trustee                                     --------------
Judith L. Craven

*                                                                                                     , 1998
-----------------------                     Trustee                                     --------------
Timothy J. Ebner

*                                                                                                     , 1998
-----------------------                     Trustee                                     --------------
Gustovo E. Gonzales, Jr.

*
-----------------------                     Trustee                                                   , 1998
Norman Hackerman                                                                        --------------

*
-----------------------                     Trustee                                                   , 1998
John W. Lancaster                                                                       --------------

*
-----------------------                     Trustee                                                   , 1998
Ben H. Love                                                                             --------------

*                                                                                                     , 1998
-----------------------                     Trustee                                     --------------
John E. Maupin, Jr.

*
-----------------------                     Trustee                                                   , 1998
F. Robert Paulsen                                                                       --------------



Signature                                   Title                                       Date
---------                                   -----                                       ----

*
----------------------------                Trustee                                                   , 1998
R. Miller Upton                                                                         --------------



      /s/ DAVID M. LEAHY
*By:  ----------------------                                                              October 14  , 1998
        David M. Leahy                                                                  --------------
        Attorney-in-Fact


      /s/ NORI L. GABERT
**By: ----------------------                                                              October 14  , 1998
          Nori L. Gabert                                                                --------------
          Attorney-in-Fact

                               INDEX TO EXHIBITS





     1.  (a)  (2.) Amendment to Agreement and Declaration of Trust

         (b)  Certificate of Designation For:
                 (1) American General Core Bond Fund
                 (2) American General High Yield Bond Fund
                 (3) American General Strategic Bond Fund
                 (4) American General Municipal Bond Fund
                 (5) American General Municipal Money Market Fund

         (c)  Amended and Restated Certificate of Designation For:
                 (1) American General International Growth Fund
                 (2) American General Large Cap Growth
                 (3) American General Mid Cap Growth Fund
                 (4) American General Small Cap Growth Fund
                 (5) American General International Value Fund
                 (6) American General Large Cap Value Fund
                 (7) American General Mid Cap Value Fund
                 (8) American General Small Cap Value Fund
                 (9) American General Socially Responsible Fund
                 (10) American General Balanced Fund
                 (11) American General Domestic Bond Fund
                 (12) American General Money Market Fund
                 (13) American General Growth Lifestyle Fund
                 (14) American General Moderate Growth Lifestyle Fund
                 (15) American General Conservative Growth Lifestyle Fund
                 (16) American General S&P 500 Index Fund
                 (17) American General Mid Cap Index Fund
                 (18) American General Small Cap Index Fund
                 (19) Form of Amended and Restated Certificate of Designation for
                 American General Municipal Bond Fund
                 (20) Form of Amended and Restated Certificate of Designation for
                 American General Municipal Money Market Fund
         (d)  Certificate of Termination For:
                 (1) American General S&P 500 Index Fund
                 (2) American General Mid Cap Index Fund
                 (3) American General Small Cap Index Fund
                 (4) Form of Certificate of Termination for American General
                 Municipal Bond Fund
                 (5) Form of Certificate of Termination for American General
                 Municipal Money Market Fund

     5.  (a) Form of Investment Advisory Agreement between the Registrant and The
         Variable Annuity Life Insurance Company ("VALIC")
         (b) Form of Investment Sub-Advisory Agreements between VALIC and each
         Sub-Adviser on behalf of the following Funds:
                 (1) American General International Growth Fund
                 (2) American General Large Cap Growth
                 (3) American General Mid Cap Growth Fund
                 (4) American General Small Cap Growth Fund
                 (5) American General International Value Fund, American General
                 Balanced Fund and American General Domestic Bond Fund
                 (6) American General Large Cap Value Fund
                 (7) American General Mid Cap Value Fund
                 (8) American General Small Cap Value Fund
                 (9) American General High Yield Bond Fund, American General
                 Strategic Bond Fund, American General Core Bond Fund, American
                     General Municipal Bond Fund and American General Municipal Money
                     Market Fund
                 (10) American General S&P 500 Index Fund, American General Mid Cap
                 Index Fund, American General Small Cap Index Fund and American
                      General Small Cap Value Fund.

     6.  Form of Distribution and Service Agreement between the Registrant and VALIC
         Investment Services Company ("VISCO")

     8.  (a) Form of Custodian Contract between Registrant and State Street Bank and
         Trust Company
         (b) Form of Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company

     9.  (a) Form of Transfer Agency and Services Agreement between Registrant and
         National Financial Data Services, Inc.
         (b) Form of Data Access Services Agreement between Registrant and State
         Street Bank and Trust Company
         (c) Form of Accounting Services Agreement between Registrant and The
         Variable Annuity Life Insurance Company
         (d) Form of Administrative Service Agreement among Registrant, VISCO and
         VALIC
         (e) State Filing Services Agreement

    10.  Opinion and Consent of Counsel

    11.  Consent of Independent Auditors

    13.  Subscription Agreements

    15.  Rule 12b-1 Distribution and Service Plan

    18.  Multi-Class Plan

    19.  (b) Powers of Attorney for Messrs. Ebner, Gonzales and Maupin and Ms. Craven

    27.  Financial Data Schedules